UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:              811-22696

Victory Portfolios II

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

June 30, 2021

Annual Report

Victory US 500 Enhanced Volatility Wtd Index Fund

Victory Market Neutral Income Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Shareholder Letter (Unaudited)	3
Managers' Commentary / Investment Overview (Unaudited)	5
Investment Objective and Portfolio Holdings (Unaudited)	9
Schedules of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	11
Victory Market Neutral Income Fund	23
Financial Statements
Statements of Assets and Liabilities	39
Statements of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	44
Notes to Financial Statements	48
Report of Independent Registered Public Accounting Firm	60
Supplemental Information (Unaudited)	61
Trustees' and Officers' Information	61
Proxy Voting and Portfolio Holdings Information	64
Expense Examples	64
Additional Federal Income Tax Information	65
Liquidity Risk Management Program	66
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)
800-235-8396 for Member Class

Visit our website at:

www.vcm.com

2

Victory Funds Letter to Shareholders (Unaudited)

Dear Shareholder,

Never a dull moment. A year ago, we were still coming to grips with a global pandemic, hoping for an effective vaccine, and wondering whether the U.S. Federal Reserve's (the "Fed") aggressive actions would continue to mollify financial markets. As it turns out, a vaccine was rolled out (domestically) faster than expectations, and a recovery that began during the second quarter of 2020 continued unabated.

Fast forward to today and investors are suddenly more concerned about labor shortages, rising commodity prices, and whether inflation will prove to be transitory or more lasting. If anything, this merely exemplifies that markets are unpredictable and the environment can and will change rapidly.

Reflecting on the past year, we must consider ourselves fortunate despite the myriad challenges. For starters, it was impressive how quickly the various forms of monetary and fiscal stimulus contributed to a rebound in GDP. Of course, it wasn't a straight line upward and there were bouts of elevated volatility in both bond and stock markets. Late in 2020, for example, financial markets were alternately fueled and roiled by a contentious election season, growing optimism for an effective vaccine, and a fluid debate regarding the need for even more stimulus. Ultimately, stocks were propelled higher in the fourth quarter of 2020 as it became clear Congress would provide another dose of stimulus in the form of direct payments, more unemployment insurance, and additional aid to businesses.

As we moved into 2021, stocks continued their upward trajectory. Meanwhile, the yield on the 10-Year U.S. Treasury continued rallying sharply as many investors began to shift their focus. Deflation was out; inflation was in. Indeed, the potential for a new era of inflation and higher interest rates seems to be the new worry du jour.

Through all the volatility and surprises, the S&P 500® Index registered an impressive annual return of 40.79% for the 12-month period ended June 30, 2021. In fact, this broad market index ended the reporting period at an all-time high. Over this same period, the yield on the 10-Year U.S. Treasury jumped 79 basis points (a basis point is 1/100th of a percentage point), reflecting a very low starting rate, substantial fiscal stimulus, and the Fed's ongoing accommodative monetary policy. At the end of the reporting period, the yield on the 10-Year U.S. Treasury was 1.45%.

No doubt, the past year is not one we will forget any time soon. There were many hardships, but we should not overlook the positives and remember our collective spirit and perseverance. Markets endured and even surprised to the upside, but perhaps the key takeaway is that investors need to remain calm in the face of adversity and focused on longer-term investment goals. That's usually the best approach no matter what the markets throw at us.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 (800-235-8396 for Member Class), or visit our website at www.vcm.com.

3

From all of us here at Victory Capital, thank you for placing your confidence in us and for letting us help you work toward your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

4

Victory Equity Long/Cash Fund

Victory US 500 Enhanced Volatility Wtd Index Fund

Managers' Commentary
(Unaudited)

Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the "Index") before fees and expenses.

The Fund (Class A Shares at net asset value) returned 38.05% for the fiscal year ended June 30, 2021, underperforming the Index, which returned 39.29% during the period. The S&P 500® Index, a market capitalization-based index against which the performance of the Fund is also measured, returned 40.79% during the period.

In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash" feature). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 50% allocated to T-Bills and 50% to equities during July of 2020, reallocating to 100% equities in August of 2020. The Long/Cash trigger had a negative impact on the Fund's relative performance versus the S&P 500® Index for the fiscal year.

Over the reporting period, the Fund's performance relative to the S&P 500® Index was driven by the Index' underweight positions in the largest market cap names within the S&P 500® Index. The top 10 stocks in the S&P 500® Index combined to make up over 28% of the Index and the Index only held 2% in these same names. This underweight cost the Fund 1.2% in relative performance. However, the Index's inclusion of other constituent securities in the index offset this headwind and added over 3.6% to relative performance.

5

Victory Equity Long/Cash Fund

Victory US 500 Enhanced Volatility Wtd Index Fund

Investment Overview
(Unaudited)

Average Annual Return

Year Ended June 30, 2021

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	NASDAQ Victory US Large Cap 500 Long/Cash Volatility Weighted Index[1]	S&P 500® Index[2]
One Year	38.05%	30.10%	36.98%	35.98%	38.43%	39.29%	40.79%
Five Year	14.59%	13.24%	13.72%	13.72%	14.86%	15.75%	17.65%
Since Inception	13.93%	13.15%	13.07%	13.07%	14.20%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges. Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Victory US 500 Enhanced Volatility Wtd Index Fund — Growth of $10,000

1The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index is an unmanaged index whose strategy involves equity-oriented investing on both the long and short sides of the market.The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The S&P 500® Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in Class A of the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

6

Victory Bond Replacement Fund

Victory Market Neutral Income Fund

Managers' Commentary
(Unaudited)

Victory Market Neutral Income Fund (the "Fund") seeks high current income by implementing a proprietary, "market neutral" investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets.

The Fund (Class A Shares at net asset value) returned 2.33% for the fiscal year ended June 30, 2021, outperforming its benchmark, the FTSE 3-Month U.S. Treasury Bill Index (the "Index"), which returned 0.08%.

The Fund uses a multi-strategy approach. First, the Fund invests in securities of the Nasdaq Victory Volatility Weighted High Dividend Indexes. The allocation to each Nasdaq Victory Volatility Weighted High Dividend Index is equally weighted. Second, the Fund seeks to offset equity market risk by shorting high-correlating equity futures contracts, such as contracts based on the S&P 500®, Russell 2000®, MSCI EAFE and MSCI Emerging Markets indexes, or exchange-traded funds that track such indexes. Third, the Fund may allocate to a basket of long and short futures to offset basis risk of long positions in high-dividend stocks and short positions in equity index futures.

During the reporting period, the Global High Dividend Long/Short Portfolio was a positive contributor as all four high-dividend yielding portfolios outperformed their corresponding short index futures positions. The Overlay Strategy, long Nasdaq-100® futures and short index futures positions, was a detractor during the reporting period.

7

Victory Bond Replacement Fund

Victory Market Neutral Income Fund

Investment Overview
(Unaudited)

Average Annual Return

Year Ended June 30, 2021

	Class A		Class C		Class I	Member Class
INCEPTION DATE	11/19/12		11/19/12		11/19/12	11/3/20
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Net Asset Value	FTSE 3-Month U.S. Treasury Bill Index[1]
One Year	2.33%	-3.59%	1.40%	0.43%	2.62%	N/A	0.08%
Five Year	3.95%	2.73%	3.16%	3.16%	4.27%	N/A	1.14%
Since Inception	2.25%	1.55%	1.47%	1.47%	2.55%	3.05%	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges. Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Victory Market Neutral Income Fund — Growth of $10,000

1The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index which measures monthly return equivalents of yield averages that are not marked on both the long and short sides of the market.The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in Class A of the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

8

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Colgate-Palmolive Co.	0.4%
The Procter & Gamble Co.	0.4%
PepsiCo, Inc.	0.4%
Waste Management, Inc.	0.4%
Costco Wholesale Corp.	0.4%
Verizon Communications, Inc.	0.4%
Mondelez International, Inc., Class A	0.4%
Republic Services, Inc.	0.3%
The Hershey Co.	0.3%
McDonald's Corp.	0.3%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

9

Victory Portfolios II Victory Market Neutral Income Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide high current income.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Chunghwa Telecom Co. Ltd.	0.6%
China Development Financial Holding Corp.	0.5%
Far EasTone Telecommunications Co. Ltd.	0.4%
American National Group, Inc.	0.4%
The Procter & Gamble Co.	0.4%
Mobile TeleSystems PJSC	0.4%
Taiwan Cement Corp.	0.4%
CEZ A/S	0.4%
Canadian Imperial Bank of Commerce	0.4%
Sinopac Financial Holdings Co. Ltd.	0.4%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

10

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (4.0%):
Activision Blizzard, Inc.	1,352	$129,035
Alphabet, Inc., Class A (a)	65	158,716
Altice USA, Inc., Class A (a)	3,534	120,651
Cable One, Inc.	67	128,158
Charter Communications, Inc., Class A (a)	234	168,819
Comcast Corp., Class A	2,880	164,218
Discovery, Inc., Class A (a) (b)	1,728	53,015
DISH Network Corp., Class A (a)	3,114	130,165
Electronic Arts, Inc.	1,043	150,015
Facebook, Inc., Class A (a)	402	139,779
Fox Corp., Class A	2,781	103,259
Liberty Broadband Corp., Class C (a)	932	161,851
Netflix, Inc. (a)	160	84,514
Omnicom Group, Inc.	1,505	120,385
Sirius XM Holdings, Inc. (b)	21,230	138,844
Take-Two Interactive Software, Inc. (a)	661	117,010
The Interpublic Group of Cos., Inc.	3,940	128,011
The New York Times Co., Class A	2,357	102,647
T-Mobile U.S., Inc. (a)	1,231	178,286
Verizon Communications, Inc.	4,455	249,614
ViacomCBS, Inc., Class B	1,421	64,229
		2,791,221
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	859	176,215
Amazon.com, Inc. (a)	37	127,286
Aptiv PLC (a)	692	108,872
AutoZone, Inc. (a)	146	217,864
Best Buy Co., Inc.	1,155	132,802
Booking Holdings, Inc. (a)	40	87,524
BorgWarner, Inc.	2,324	112,807
Bright Horizons Family Solutions, Inc. (a)	627	92,238
CarMax, Inc. (a)	883	114,039
Chipotle Mexican Grill, Inc. (a)	87	134,880
D.R. Horton, Inc.	1,224	110,613
Deckers Outdoor Corp. (a)	330	126,743
Dollar General Corp.	991	214,442
Dollar Tree, Inc. (a)	1,303	129,648
Domino's Pizza, Inc.	453	211,320
eBay, Inc.	2,067	145,124
Etsy, Inc. (a)	293	60,311
Five Below, Inc. (a)	579	111,903
Floor & Decor Holdings, Inc., Class A (a)	955	100,944
Garmin Ltd.	1,351	195,409
General Motors Co. (a)	1,761	104,198
Gentex Corp.	4,471	147,945
Genuine Parts Co.	1,286	162,640
Hasbro, Inc.	1,278	120,797

See notes to financial statements.

11

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
L Brands, Inc.	1,046	$75,375
Lear Corp.	635	111,303
Lennar Corp., Class A	1,087	107,993
Lithia Motors, Inc., Class A	196	67,353
LKQ Corp. (a)	2,637	129,793
Lowe's Cos., Inc.	843	163,517
McDonald's Corp.	1,054	243,463
Mohawk Industries, Inc. (a)	419	80,528
NIKE, Inc., Class B	1,027	158,661
NVR, Inc. (a)	25	124,333
O'Reilly Automotive, Inc. (a)	379	214,594
Peloton Interactive, Inc., Class A (a)	475	58,910
Pool Corp.	323	148,147
PulteGroup, Inc.	2,068	112,851
RH (a) (b)	172	116,788
Ross Stores, Inc.	824	102,176
Service Corp. International	2,974	159,377
Starbucks Corp.	1,279	143,005
Target Corp. (c)	827	199,919
Tesla, Inc. (a)	78	53,017
The Home Depot, Inc.	678	216,207
The TJX Cos., Inc.	1,720	115,962
Tractor Supply Co.	834	155,174
Ulta Beauty, Inc. (a)	296	102,348
Vail Resorts, Inc. (a) (b)	344	108,883
Wayfair, Inc., Class A (a)	201	63,458
Whirlpool Corp.	577	125,798
Williams-Sonoma, Inc.	742	118,460
Yum! Brands, Inc.	1,756	201,993
		7,025,950
Consumer Staples (8.6%):
Altria Group, Inc.	3,819	182,090
Archer-Daniels-Midland Co.	2,675	162,105
Brown-Forman Corp., Class B	2,286	171,313
Bunge Ltd.	1,635	127,775
Campbell Soup Co.	3,548	161,753
Church & Dwight Co., Inc.	2,250	191,745
Colgate-Palmolive Co.	3,415	277,810
Conagra Brands, Inc.	4,814	175,133
Constellation Brands, Inc., Class A	609	142,439
Costco Wholesale Corp.	645	255,207
Darling Ingredients, Inc. (a)	1,422	95,985
General Mills, Inc.	3,368	205,212
Hormel Foods Corp. (b)	3,996	190,809
Kellogg Co. (b)	3,367	216,599
Keurig Dr Pepper, Inc.	6,467	227,897
Kimberly-Clark Corp.	1,626	217,526
Lamb Weston Holdings, Inc.	1,200	96,792
McCormick & Co., Inc.	2,124	187,592
Mondelez International, Inc., Class A	3,966	247,637

See notes to financial statements.

12

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Monster Beverage Corp. (a)	1,828	$166,988
PepsiCo, Inc.	1,730	256,334
Philip Morris International, Inc.	1,891	187,417
The Boston Beer Co., Inc., Class A (a)	68	69,414
The Clorox Co.	806	145,008
The Coca-Cola Co.	3,507	189,764
The Estee Lauder Cos., Inc.	487	154,905
The Hershey Co.	1,416	246,639
The J.M. Smucker Co. (b)	1,413	183,083
The Kraft Heinz Co.	4,030	164,343
The Kroger Co.	4,405	168,756
The Procter & Gamble Co.	2,034	274,448
Tyson Foods, Inc., Class A	1,915	141,250
Walmart, Inc.	1,351	190,518
		6,072,286
Energy (0.5%):
Kinder Morgan, Inc.	7,933	144,618
ONEOK, Inc.	1,590	88,468
The Williams Cos., Inc.	4,536	120,431
		353,517
Financials (15.9%):
Aflac, Inc.	2,568	137,799
Alleghany Corp. (a)	186	124,075
Ally Financial, Inc.	2,116	105,461
American Express Co.	718	118,635
American Financial Group, Inc.	928	115,740
Ameriprise Financial, Inc.	520	129,418
Aon PLC, Class A	688	164,267
Apollo Global Management, Inc.	2,064	128,381
Arch Capital Group Ltd. (a)	3,240	126,166
Ares Management Corp., Class A	2,954	187,845
Arthur J. Gallagher & Co.	1,539	215,583
Athene Holding Ltd., Class A (a)	1,847	124,673
Bank of America Corp.	2,988	123,195
Berkshire Hathaway, Inc., Class B (a)	821	228,172
BlackRock, Inc.	221	193,368
Brown & Brown, Inc.	3,808	202,357
Capital One Financial Corp.	727	112,460
Cboe Global Markets, Inc.	1,272	151,432
Chubb Ltd.	793	126,039
Cincinnati Financial Corp. (b)	999	116,503
Citigroup, Inc.	1,413	99,970
Citizens Financial Group, Inc.	1,759	80,685
CME Group, Inc.	704	149,727
Comerica, Inc.	1,065	75,977
Commerce Bancshares, Inc.	1,654	123,322
Discover Financial Services	870	102,912
East West Bancorp, Inc.	1,088	77,999
Erie Indemnity Co., Class A (b)	651	125,871

See notes to financial statements.

13

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Everest Re Group Ltd.	526	$132,557
FactSet Research Systems, Inc.	410	137,600
Fidelity National Financial, Inc.	3,338	145,069
Fifth Third Bancorp	2,426	92,746
First Horizon Corp.	4,806	83,048
First Republic Bank	807	151,046
Franklin Resources, Inc. (b)	3,749	119,931
Globe Life, Inc.	1,316	125,349
Huntington Bancshares, Inc.	5,176	73,862
Interactive Brokers Group, Inc.	1,716	112,793
Intercontinental Exchange, Inc.	1,616	191,819
Invesco Ltd.	3,790	101,307
JPMorgan Chase & Co.	791	123,032
KeyCorp	3,917	80,886
KKR & Co., Inc.	2,548	150,944
Lincoln National Corp.	1,133	71,198
LPL Financial Holdings, Inc.	792	106,904
M&T Bank Corp.	500	72,655
Markel Corp. (a)	122	144,779
MarketAxess Holdings, Inc.	210	97,354
Marsh & McLennan Cos., Inc.	1,646	231,559
MetLife, Inc.	1,837	109,944
Moody's Corp.	551	199,666
Morgan Stanley	1,521	139,461
Morningstar, Inc.	618	158,894
MSCI, Inc.	272	144,998
Nasdaq, Inc.	1,198	210,608
Northern Trust Corp.	1,175	135,854
Principal Financial Group, Inc.	1,613	101,925
Raymond James Financial, Inc.	977	126,912
Regions Financial Corp.	3,924	79,186
Reinsurance Group of America, Inc.	637	72,618
RenaissanceRe Holdings Ltd.	854	127,092
S&P Global, Inc.	438	179,777
Santander Consumer USA Holdings, Inc.	3,725	135,292
SEI Investments Co.	2,340	145,010
Signature Bank	324	79,591
State Street Corp.	1,391	114,451
SVB Financial Group (a)	194	107,947
Synchrony Financial	2,258	109,558
T. Rowe Price Group, Inc.	908	179,757
The Allstate Corp.	1,557	203,095
The Bank of New York Mellon Corp.	2,653	135,913
The Blackstone Group, Inc., Class A	2,153	209,142
The Carlyle Group, Inc.	3,652	169,745
The Charles Schwab Corp.	1,738	126,544
The Goldman Sachs Group, Inc.	365	138,528
The Hartford Financial Services Group, Inc.	2,000	123,940
The PNC Financial Services Group, Inc.	641	122,277
The Progressive Corp.	1,740	170,885

See notes to financial statements.

14

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Travelers Cos., Inc.	925	$138,482
Tradeweb Markets, Inc., Class A	1,678	141,892
Truist Financial Corp.	1,635	90,743
U.S. Bancorp	2,045	116,504
W.R. Berkley Corp.	1,923	143,129
Wells Fargo & Co.	2,520	114,131
Western Alliance Bancorp	786	72,980
Zions Bancorp NA	1,349	71,308
		11,262,249
Health Care (14.2%):
Abbott Laboratories	1,283	148,738
AbbVie, Inc.	1,476	166,257
ABIOMED, Inc. (a)	330	102,996
Agilent Technologies, Inc.	1,417	209,447
Align Technology, Inc. (a)	118	72,098
Amedisys, Inc. (a)	453	110,953
Amgen, Inc.	653	159,169
Anthem, Inc.	378	144,320
Avantor, Inc. (a)	3,711	131,778
Baxter International, Inc.	2,237	180,078
Becton, Dickinson & Co.	683	166,099
Biogen, Inc. (a)	206	71,332
BioMarin Pharmaceutical, Inc. (a)	958	79,936
Bio-Rad Laboratories, Inc., Class A (a)	192	123,704
Bio-Techne Corp.	300	135,078
Bruker Corp.	2,075	157,658
Cardinal Health, Inc.	2,390	136,445
Catalent, Inc. (a)	976	105,525
Centene Corp. (a)	1,818	132,587
Cerner Corp.	2,391	186,881
Charles River Laboratories International, Inc. (a)	437	161,655
Cigna Corp.	505	119,720
CVS Health Corp.	2,054	171,386
Danaher Corp.	730	195,903
DaVita, Inc. (a)	1,291	155,475
Denali Therapeutics, Inc. (a)	680	53,339
DexCom, Inc. (a)	229	97,783
Edwards Lifesciences Corp. (a)	1,604	166,126
Eli Lilly & Co.	490	112,465
Encompass Health Corp.	1,654	129,062
Gilead Sciences, Inc. (c)	2,678	184,407
HCA Healthcare, Inc.	607	125,491
Henry Schein, Inc. (a)	1,859	137,919
Hologic, Inc. (a)	1,458	97,278
Horizon Therapeutics PLC (a)	785	73,507
Humana, Inc.	371	164,249
IDEXX Laboratories, Inc. (a)	230	145,256
Illumina, Inc. (a)	216	102,213
Insulet Corp. (a)	363	99,647
Intuitive Surgical, Inc. (a)	168	154,500

See notes to financial statements.

15

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	716	$173,501
Jazz Pharmaceuticals PLC (a)	636	112,979
Johnson & Johnson (c)	1,365	224,870
Laboratory Corp. of America Holdings (a)	584	161,096
Masimo Corp. (a)	499	120,983
Medtronic PLC	1,227	152,308
Merck & Co., Inc.	2,599	202,124
Mettler-Toledo International, Inc. (a)	127	175,938
Molina Healthcare, Inc. (a)	456	115,395
Neurocrine Biosciences, Inc. (a)	794	77,272
Novocure Ltd. (a)	468	103,812
Organon & Co. (a)	260	7,868
PerkinElmer, Inc.	926	142,984
Pfizer, Inc.	4,426	173,322
PPD, Inc. (a)	3,283	151,313
Quest Diagnostics, Inc.	1,280	168,922
Regeneron Pharmaceuticals, Inc. (a)	267	149,130
Repligen Corp. (a)	447	89,230
ResMed, Inc.	663	163,443
Seagen, Inc. (a)	557	87,939
STERIS PLC	900	185,670
Stryker Corp.	549	142,592
Syneos Health, Inc. (a)	1,362	121,885
Teleflex, Inc.	344	138,216
The Cooper Cos., Inc.	359	142,261
Thermo Fisher Scientific, Inc.	310	156,386
UnitedHealth Group, Inc.	446	178,596
Universal Health Services, Inc., Class B	816	119,487
Veeva Systems, Inc., Class A (a)	372	115,673
Vertex Pharmaceuticals, Inc. (a)	479	96,581
Waters Corp. (a)	482	166,584
West Pharmaceutical Services, Inc.	490	175,959
Zoetis, Inc.	1,066	198,660
		10,061,439
Industrials (17.2%):
3M Co.	899	178,568
Advanced Drainage Systems, Inc.	711	82,881
AGCO Corp.	822	107,172
Allegion PLC	1,160	161,588
AMERCO, Inc.	248	146,171
AMETEK, Inc.	1,329	177,422
AO Smith Corp.	2,166	156,082
Builders FirstSource, Inc. (a)	1,741	74,271
C.H. Robinson Worldwide, Inc.	1,496	140,130
Carlisle Cos., Inc.	925	177,027
Carrier Global Corp.	3,129	152,069
Caterpillar, Inc.	567	123,396
Cintas Corp.	429	163,878
Copart, Inc. (a)	1,352	178,234
CoStar Group, Inc. (a) (c)	1,394	115,451

See notes to financial statements.

16

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
CSX Corp.	4,923	$157,930
Cummins, Inc.	568	138,484
Deere & Co.	365	128,739
Dover Corp.	1,349	203,159
Eaton Corp. PLC	1,067	158,108
Emerson Electric Co.	1,482	142,628
Enphase Energy, Inc. (a)	284	52,151
Equifax, Inc.	822	196,877
Expeditors International of Washington, Inc.	1,923	243,452
Fastenal Co.	3,409	177,268
FedEx Corp.	428	127,685
Fortive Corp.	2,182	152,173
Fortune Brands Home & Security, Inc.	1,398	139,255
Generac Holdings, Inc. (a)	264	109,600
General Dynamics Corp.	946	178,094
General Electric Co.	7,180	96,643
Graco, Inc.	2,439	184,632
HEICO Corp.	913	127,290
Honeywell International, Inc.	697	152,887
Howmet Aerospace, Inc. (a)	2,681	92,414
Hubbell, Inc.	830	155,077
IAA, Inc. (a)	2,044	111,480
IDEX Corp.	776	170,759
Illinois Tool Works, Inc.	860	192,262
J.B. Hunt Transport Services, Inc.	960	156,432
Jacobs Engineering Group, Inc.	1,165	155,434
Johnson Controls International PLC	2,687	184,409
Kansas City Southern	644	182,490
L3Harris Technologies, Inc.	766	165,571
Lennox International, Inc.	524	183,819
Lockheed Martin Corp.	503	190,310
Masco Corp.	2,738	161,296
Nordson Corp.	739	162,218
Norfolk Southern Corp.	580	153,938
Northrop Grumman Corp.	534	194,072
Old Dominion Freight Line, Inc.	651	165,224
Otis Worldwide Corp.	2,540	207,696
PACCAR, Inc.	1,590	141,908
Parker-Hannifin Corp.	390	119,773
Quanta Services, Inc.	1,367	123,809
Republic Services, Inc. (c)	2,246	247,083
Robert Half International, Inc.	1,248	111,035
Rockwell Automation, Inc.	603	172,470
Rollins, Inc.	3,762	128,660
Roper Technologies, Inc.	394	185,259
Snap-on, Inc.	597	133,388
Stanley Black & Decker, Inc.	819	167,887
Teledyne Technologies, Inc. (a)	321	134,444
Textron, Inc.	1,864	128,187
The Middleby Corp. (a)	558	96,679

See notes to financial statements.

17

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Toro Co.	1,832	$201,300
Trane Technologies PLC	912	167,936
TransDigm Group, Inc. (a)	186	120,396
TransUnion	1,457	159,993
Trex Co., Inc. (a)	1,048	107,116
Union Pacific Corp.	709	155,930
United Parcel Service, Inc., Class B	756	157,225
United Rentals, Inc. (a)	282	89,961
Verisk Analytics, Inc.	961	167,906
W.W. Grainger, Inc.	429	187,902
Waste Management, Inc.	1,827	255,981
Watsco, Inc.	489	140,167
Westinghouse Air Brake Technologies Corp.	1,384	113,903
XPO Logistics, Inc. (a)	800	111,912
Xylem, Inc.	1,392	166,984
		12,181,490
Information Technology (16.3%):
Accenture PLC, Class A	593	174,810
Adobe, Inc. (a)	245	143,482
Advanced Micro Devices, Inc. (a)	909	85,382
Akamai Technologies, Inc. (a)	1,284	149,714
Amphenol Corp., Class A	1,307	89,412
Analog Devices, Inc.	875	150,640
ANSYS, Inc. (a)	334	115,918
Apple, Inc.	863	118,196
Applied Materials, Inc.	800	113,920
Arista Networks, Inc. (a)	386	139,852
Aspen Technology, Inc. (a)	559	76,885
Autodesk, Inc. (a)	407	118,803
Automatic Data Processing, Inc.	846	168,033
Black Knight, Inc. (a)	1,952	152,217
Booz Allen Hamilton Holding Corp.	1,808	154,005
Broadcom, Inc.	287	136,853
Broadridge Financial Solutions, Inc.	1,251	202,074
Cadence Design Systems, Inc. (a)	838	114,655
CDW Corp.	768	134,131
Ciena Corp. (a)	1,843	104,848
Cisco Systems, Inc.	3,295	174,635
Citrix Systems, Inc.	866	101,556
Cognex Corp.	1,452	122,041
Cognizant Technology Solutions Corp., Class A	1,974	136,719
Corning, Inc.	3,366	137,669
Dell Technologies, Inc., Class C (a)	1,495	149,007
Dolby Laboratories, Inc., Class A	1,518	149,204
Dynatrace, Inc. (a)	1,472	85,994
Entegris, Inc.	984	121,002
EPAM Systems, Inc. (a)	312	159,420
F5 Networks, Inc. (a)	636	118,716
Fair Isaac Corp. (a)	241	121,146
Fidelity National Information Services, Inc.	995	140,962

See notes to financial statements.

18

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
First Solar, Inc. (a)	849	$76,843
Fiserv, Inc. (a)	1,106	118,220
FleetCor Technologies, Inc. (a)	362	92,694
Fortinet, Inc. (a)	611	145,534
Gartner, Inc. (a)	649	157,188
Global Payments, Inc.	602	112,899
HP, Inc.	4,365	131,779
II-VI, Inc. (a) (b)	902	65,476
Intel Corp.	1,647	92,463
International Business Machines Corp.	1,128	165,354
Intuit, Inc.	322	157,835
IPG Photonics Corp. (a) (b)	490	103,277
Jack Henry & Associates, Inc.	875	143,071
Keysight Technologies, Inc. (a)	971	149,932
KLA Corp.	312	101,154
Lam Research Corp.	161	104,763
Leidos Holdings, Inc.	1,450	146,595
Manhattan Associates, Inc. (a)	908	131,515
Marvell Technology, Inc.	1,981	115,552
Mastercard, Inc., Class A	335	122,305
Microchip Technology, Inc.	672	100,625
Micron Technology, Inc. (a)	1,088	92,458
Microsoft Corp. (c)	576	156,038
MKS Instruments, Inc.	562	100,008
Monolithic Power Systems, Inc.	238	88,881
Motorola Solutions, Inc.	835	181,070
NetApp, Inc.	1,511	123,630
NVIDIA Corp.	166	132,817
NXP Semiconductors NV	593	121,992
ON Semiconductor Corp. (a)	2,343	89,690
Oracle Corp.	2,728	212,348
Paychex, Inc.	1,805	193,676
Paycom Software, Inc. (a)	247	89,777
Paylocity Holding Corp. (a)	487	92,920
PayPal Holdings, Inc. (a)	368	107,265
PTC, Inc. (a)	712	100,577
Qorvo, Inc. (a)	514	100,564
QUALCOMM, Inc.	684	97,764
salesforce.com, Inc. (a)	392	95,754
Seagate Technology Holdings PLC	1,588	139,633
ServiceNow, Inc. (a) (c)	196	107,712
Skyworks Solutions, Inc.	546	104,695
Square, Inc., Class A (a)	299	72,896
SS&C Technologies Holdings, Inc.	2,347	169,125
Synopsys, Inc. (a)	465	128,242
TE Connectivity Ltd.	1,095	148,055
Teradyne, Inc.	746	99,934
Texas Instruments, Inc.	855	164,416
The Trade Desk, Inc., Class A (a)	803	62,120
The Western Union Co.	5,752	132,123

See notes to financial statements.

19

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Trimble, Inc. (a)	1,638	$134,038
Tyler Technologies, Inc. (a)	323	146,116
Universal Display Corp.	517	114,945
VeriSign, Inc. (a)	824	187,617
Visa, Inc., Class A	721	168,584
VMware, Inc., Class A (a) (b)	896	143,333
Western Digital Corp. (a)	1,129	80,351
Zebra Technologies Corp. (a)	227	120,194
Zoom Video Communications, Inc., Class A (a)	131	50,701
		11,549,034
Materials (5.4%):
Air Products & Chemicals, Inc.	512	147,292
Albemarle Corp.	480	80,861
AptarGroup, Inc.	1,363	191,965
Avery Dennison Corp.	719	151,162
Ball Corp.	1,793	145,269
Celanese Corp.	880	133,408
CF Industries Holdings, Inc.	2,046	105,267
Corteva, Inc.	2,537	112,516
Crown Holdings, Inc.	1,387	141,765
Dow, Inc.	1,678	106,184
Eastman Chemical Co.	1,024	119,552
FMC Corp.	1,362	147,368
Freeport-McMoRan, Inc.	2,224	82,533
International Flavors & Fragrances, Inc.	835	124,749
International Paper Co.	2,347	143,895
LyondellBasell Industries NV, Class A	828	85,176
Martin Marietta Materials, Inc.	323	113,635
Newmont Corp.	2,150	136,267
Nucor Corp.	1,812	173,825
Packaging Corp. of America	1,031	139,618
PPG Industries, Inc.	1,052	178,598
Reliance Steel & Aluminum Co.	971	146,524
RPM International, Inc.	2,064	183,035
Steel Dynamics, Inc.	2,261	134,756
The Mosaic Co.	2,390	76,265
The Scotts Miracle-Gro Co.	494	94,808
The Sherwin-Williams Co.	748	203,793
Vulcan Materials Co.	660	114,886
Westlake Chemical Corp.	1,215	109,459
		3,824,431
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	1,232	105,619
eXp World Holdings, Inc. (a) (b)	721	27,953
Jones Lang LaSalle, Inc. (a)	486	94,994
		228,566

See notes to financial statements.

20

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Utilities (6.8%):
Alliant Energy Corp.	4,011	$223,653
Ameren Corp.	2,618	209,545
American Electric Power Co., Inc. (c)	2,429	205,469
American Water Works Co., Inc.	1,273	196,208
Atmos Energy Corp.	1,916	184,147
CMS Energy Corp.	3,526	208,316
Consolidated Edison, Inc. (c)	2,673	191,708
DTE Energy Co.	1,349	174,830
Duke Energy Corp. (c)	1,988	196,255
Edison International	2,586	149,523
Entergy Corp.	1,768	176,270
Essential Utilities, Inc.	3,694	168,816
Evergy, Inc. (c)	2,666	161,106
Eversource Energy (c)	2,238	179,577
Exelon Corp.	3,942	174,670
FirstEnergy Corp.	2,760	102,700
NextEra Energy, Inc. (c)	2,079	152,349
NRG Energy, Inc.	3,340	134,602
Pinnacle West Capital Corp.	2,212	181,318
PPL Corp.	5,774	161,499
Public Service Enterprise Group, Inc.	2,830	169,064
Sempra Energy	1,251	165,732
The AES Corp.	4,076	106,261
The Southern Co. (c)	3,153	190,788
UGI Corp.	3,166	146,617
Vistra Corp.	5,122	95,013
WEC Energy Group, Inc. (c)	2,355	209,477
Xcel Energy, Inc. (c)	3,059	201,527
		4,817,040
Total Common Stocks (Cost $46,684,247)		70,167,223
Investment Companies (0.7%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (d)	517,505	517,505
Total Investment Companies (Cost $517,505)		517,505
Collateral for Securities Loaned^ (2.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	34,331	34,331
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	929,921	929,921
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	17,133	17,133
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	136,613	136,613
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	614,238	614,238
Total Collateral for Securities Loaned (Cost $1,732,236)		1,732,236
Total Investments (Cost $48,933,988) — 102.3%		72,416,964
Liabilities in excess of other assets — (2.3)%		(1,658,882)
NET ASSETS — 100.00%		$70,758,082

See notes to financial statements.

21

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	9/17/21	$634,367	$643,290	$8,923
Total unrealized appreciation					$8,923
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$8,923

See notes to financial statements.

22

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (83.1%)
Australia (0.7%):
Communication Services (0.2%):
Telstra Corp. Ltd.	895,849	$2,526,134
Consumer Staples (0.2%):
Coles Group Ltd.	183,138	2,345,480
Materials (0.3%):
Fortescue Metals Group Ltd.	64,220	1,121,629
Rio Tinto Ltd.	17,321	1,641,798
		2,763,427
		7,635,041
Austria (0.1%):
Energy (0.1%):
OMV AG	24,460	1,395,703
Bermuda (0.5%):
Consumer Staples (0.2%):
Bunge Ltd.	25,471	1,990,559
Financials (0.3%):
Everest Re Group Ltd.	8,197	2,065,726
Invesco Ltd.	59,021	1,577,631
		3,643,357
		5,633,916
Brazil (1.4%):
Consumer Discretionary (0.2%):
Petrobras Distribuidora SA	457,100	2,452,230
Health Care (0.2%):
Hypera SA	276,400	1,915,770
Industrials (0.2%):
CCR SA	740,200	2,001,868
Materials (0.2%):
Vale SA	102,600	2,336,413
Utilities (0.6%):
Centrais Eletricas Brasileiras SA	192,200	1,668,397
Cia de Saneamento Basico do Estado de Sao Paulo	246,200	1,810,906
Engie Brasil Energia SA	310,400	2,443,529
		5,922,832
		14,629,113
Canada (3.9%):
Communication Services (0.8%):
BCE, Inc. (a)	70,462	3,475,345
Rogers Communications, Inc., Class B	44,420	2,361,851
TELUS Corp. (a) (b)	138,592	3,108,647
		8,945,843

See notes to financial statements.

23

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Consumer Discretionary (0.2%):
Restaurant Brands International, Inc.	28,722	$1,850,917
Energy (0.4%):
Enbridge, Inc.	57,323	2,295,417
TC Energy Corp.	42,071	2,082,165
		4,377,582
Financials (1.3%):
Canadian Imperial Bank of Commerce (b)	35,256	4,014,018
Great-West Lifeco, Inc. (b)	90,618	2,692,073
Manulife Financial Corp.	80,915	1,592,969
Power Corp. of Canada (b)	94,044	2,972,925
The Bank of Nova Scotia	43,145	2,806,479
		14,078,464
Utilities (1.2%):
Algonquin Power & Utilities Corp. (b)	152,077	2,266,308
Emera, Inc.	74,861	3,396,952
Fortis, Inc. (b)	82,618	3,657,617
Hydro One Ltd. (c)	135,617	3,278,268
		12,599,145
		41,851,951
Chile (0.5%):
Consumer Staples (0.2%):
Cia Cervecerias Unidas SA	208,715	2,104,239
Utilities (0.3%):
Colbun SA	11,553,876	1,615,182
Enel Americas SA	13,703,066	2,012,521
		3,627,703
		5,731,942
China (3.6%):
Energy (0.5%):
China Petroleum & Chemical Corp., Class H	2,984,000	1,516,687
China Shenhua Energy Co. Ltd., Class H	1,144,000	2,240,931
PetroChina Co. Ltd., Class H (b)	4,460,000	2,184,161
		5,941,779
Financials (2.5%):
Agricultural Bank of China Ltd., Class H (a)	5,828,000	2,022,397
Bank of China Ltd., Class H (a)	7,358,000	2,642,051
Bank of Communications Co. Ltd., Class H	4,339,000	2,914,703
China Cinda Asset Management Co. Ltd., Class H	9,334,000	1,778,308
China CITIC Bank Corp. Ltd., Class H (b)	4,320,000	2,045,394
China Construction Bank Corp., Class H (a)	2,951,000	2,315,720
China Everbright Bank Co. Ltd., Class H (d)	3,288,000	1,342,355
China Life Insurance Co. Ltd., Class H	690,000	1,368,042
China Minsheng Banking Corp. Ltd., Class H (b)	3,764,500	1,802,157
GF Securities Co. Ltd., Class H	997,200	1,290,873
See notes to financial statements.

24

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Industrial & Commercial Bank of China Ltd., Class H	3,178,000	$1,862,417
New China Life Insurance Co. Ltd., Class H	341,700	1,165,147
PICC Property & Casualty Co. Ltd., Class H	2,216,000	1,938,444
The People's Insurance Co. Group of China Ltd., Class H	5,256,000	1,752,591
		26,240,599
Information Technology (0.1%):
China Railway Signal & Communication Corp. Ltd., Class H (c)	4,128,000	1,524,853
Real Estate (0.3%):
Country Garden Holdings Co. Ltd. (b)	1,464,000	1,638,653
Logan Group Co. Ltd.	1,117,000	1,670,851
		3,309,504
Utilities (0.2%):
Huaneng Power International, Inc., Class H	4,546,000	1,778,136
		38,794,871
Czech Republic (0.4%):
Utilities (0.4%):
CEZ A/S (a)	136,079	4,037,604
Finland (0.6%):
Communication Services (0.2%):
Elisa Oyj	39,724	2,370,267
Materials (0.2%):
UPM-Kymmene Oyj	50,529	1,912,691
Utilities (0.2%):
Fortum Oyj	71,698	1,977,655
		6,260,613
France (0.7%):
Communication Services (0.2%):
Orange SA (b)	161,694	1,845,156
Consumer Staples (0.2%):
Danone SA	28,111	1,977,509
Health Care (0.2%):
Sanofi (b)	23,139	2,430,750
Industrials (0.1%):
Bouygues SA	38,508	1,426,160
		7,679,575
Germany (0.9%):
Communication Services (0.3%):
Deutsche Telekom AG	129,776	2,744,432
Financials (0.2%):
Allianz SE, Registered Shares	7,127	1,778,377
Materials (0.2%):
Evonik Industries AG	57,113	1,917,246

See notes to financial statements.

25

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Utilities (0.2%):
E.ON SE	230,283	$2,663,978
		9,104,033
Hong Kong (2.4%):
Consumer Staples (0.1%):
WH Group Ltd. (c)	1,686,000	1,513,397
Financials (0.2%):
Hang Seng Bank Ltd.	102,100	2,036,716
Industrials (0.2%):
CK Hutchison Holdings Ltd.	235,000	1,829,477
Materials (0.1%):
China Resources Cement Holdings Ltd.	1,450,000	1,377,734
Real Estate (0.9%):
CK Asset Holdings Ltd.	302,000	2,078,724
Henderson Land Development Co. Ltd.	497,000	2,351,989
New World Development Co. Ltd.	326,000	1,690,663
Sino Land Co. Ltd.	1,152,000	1,816,098
Sun Hung Kai Properties Ltd.	130,000	1,932,103
		9,869,577
Utilities (0.9%):
CK Infrastructure Holdings Ltd.	379,500	2,260,710
CLP Holdings Ltd.	333,000	3,291,073
Power Assets Holdings Ltd. (a)	591,000	3,626,506
		9,178,289
		25,805,190
India (1.7%):
Communication Services (0.1%):
Indus Towers Ltd.	334,495	1,075,686
Consumer Discretionary (0.2%):
Bajaj Auto Ltd. (d)	41,354	2,302,338
Consumer Staples (0.2%):
ITC Ltd.	747,052	2,040,444
Energy (0.3%):
Bharat Petroleum Corp. Ltd.	247,434	1,561,329
Hindustan Petroleum Corp. Ltd.	490,302	1,936,554
		3,497,883
Financials (0.3%):
Power Finance Corp. Ltd.	960,248	1,666,480
REC Ltd.	858,934	1,719,286
		3,385,766
Materials (0.2%):
Ambuja Cements Ltd.	479,646	2,201,678

See notes to financial statements.

26

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Utilities (0.4%):
NTPC Ltd.	1,195,612	$1,874,924
Power Grid Corp. of India Ltd.	635,888	1,990,442
		3,865,366
		18,369,161
Indonesia (0.6%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	6,402,900	1,392,188
Consumer Staples (0.2%):
PT Indofood Sukses Makmur Tbk	5,050,200	2,152,901
Energy (0.1%):
PT United Tractors Tbk	830,500	1,162,304
Materials (0.1%):
PT Indocement Tunggal Prakarsa Tbk	1,602,700	1,140,158
		5,847,551
Ireland (0.2%):
Information Technology (0.2%):
Seagate Technology Holdings PLC	24,726	2,174,157
Italy (0.8%):
Energy (0.2%):
Snam SpA (b)	389,154	2,250,889
Financials (0.2%):
Poste Italiane SpA (c)	146,792	1,942,639
Utilities (0.4%):
Enel SpA	191,914	1,783,218
Terna SPA	316,658	2,361,251
		4,144,469
		8,337,997
Japan (2.2%):
Communication Services (0.4%):
KDDI Corp.	71,200	2,218,585
Softbank Corp.	178,100	2,328,970
		4,547,555
Consumer Discretionary (0.2%):
Sekisui House Ltd.	102,200	2,098,937
Consumer Staples (0.2%):
Japan Tobacco, Inc. (b)	120,000	2,268,105
Financials (0.9%):
Mitsubishi UFJ Financial Group, Inc.	362,000	1,950,089
Mizuho Financial Group, Inc.	130,400	1,869,211
MS&AD Insurance Group Holdings, Inc.	70,100	2,027,019

See notes to financial statements.

27

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	53,500	$1,844,500
Tokio Marine Holdings, Inc.	32,100	1,478,734
		9,169,553
Health Care (0.2%):
Takeda Pharmaceutical Co. Ltd.	61,900	2,077,680
Industrials (0.2%):
Mitsubishi Corp.	78,400	2,141,884
Real Estate (0.1%):
Daiwa House Industry Co. Ltd.	51,600	1,551,744
		23,855,458
Korea, Republic Of (0.7%):
Communication Services (0.2%):
SK Telecom Co. Ltd.	7,398	2,102,662
Consumer Staples (0.2%):
KT&G Corp.	31,978	2,396,824
Financials (0.3%):
Hana Financial Group, Inc.	37,228	1,525,859
Shinhan Financial Group Co. Ltd.	49,900	1,801,854
		3,327,713
		7,827,199
Malaysia (0.8%):
Financials (0.4%):
CIMB Group Holdings Bhd	1,661,700	1,847,176
Malayan Banking Bhd (a)	1,263,800	2,470,270
		4,317,446
Industrials (0.2%):
Sime Darby Bhd	3,891,800	2,044,511
Utilities (0.2%):
Tenaga Nasional Bhd	969,100	2,286,969
		8,648,926
Mexico (0.7%):
Consumer Staples (0.5%):
Arca Continental SAB de CV	514,881	2,987,087
Kimberly-Clark de Mexico SAB de CV, Class A	1,302,729	2,312,049
		5,299,136
Materials (0.2%):
Orbia Advance Corp. SAB de CV	681,030	1,781,743
		7,080,879
Netherlands (0.9%):
Communication Services (0.1%):
Koninklijke KPN NV	532,375	1,664,884

See notes to financial statements.

28

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV	93,552	$2,785,601
X5 Retail Group NV, GDR	59,481	2,086,898
		4,872,499
Financials (0.2%):
NN Group NV	38,682	1,827,092
Materials (0.1%):
LyondellBasell Industries NV, Class A	12,897	1,326,714
		9,691,189
Norway (0.8%):
Communication Services (0.2%):
Telenor ASA	148,168	2,500,008
Energy (0.2%):
Aker BP ASA	48,349	1,541,747
Financials (0.2%):
DNB ASA	80,505	1,755,349
Materials (0.2%):
Yara International ASA	42,744	2,253,401
		8,050,505
Philippines (0.6%):
Communication Services (0.4%):
Globe Telecom, Inc.	54,620	2,058,568
PLDT, Inc.	78,655	2,079,788
		4,138,356
Utilities (0.2%):
Manila Electric Co.	348,220	1,977,849
		6,116,205
Portugal (0.2%):
Utilities (0.2%):
EDP - Energias de Portugal SA (b)	319,487	1,695,129
Russian Federation (2.7%):
Communication Services (0.7%):
Mobile TeleSystems PJSC	885,370	4,140,575
Rostelecom PJSC (a)	2,100,870	2,934,671
		7,075,246
Consumer Staples (0.2%):
Magnit PJSC	31,768	2,309,751
Energy (0.2%):
Tatneft PJSC	282,349	2,054,489
Materials (0.9%):
Alrosa PJSC	1,492,080	2,743,971
MMC Norilsk Nickel PJSC	6,365	2,158,107
Polymetal International PLC	61,906	1,332,937

See notes to financial statements.

29

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Severstal PAO	140,189	$3,010,744
		9,245,759
Utilities (0.7%):
Federal Grid Co. Unified Energy System PJSC	1,030,380,000	3,095,214
Inter RAO UES PJSC	32,998,200	2,115,770
RusHydro PJSC	241,409,000	2,872,190
		8,083,174
		28,768,419
Singapore (0.7%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	1,260,800	2,147,599
Financials (0.5%):
DBS Group Holdings Ltd.	108,600	2,416,597
United Overseas Bank Ltd.	137,800	2,654,261
		5,070,858
		7,218,457
South Africa (1.0%):
Communication Services (0.4%):
MultiChoice Group	216,544	1,775,579
Vodacom Group Ltd.	311,740	2,811,147
		4,586,726
Energy (0.2%):
Exxaro Resources Ltd.	137,692	1,625,764
Financials (0.3%):
FirstRand Ltd.	425,415	1,596,946
Standard Bank Group Ltd.	162,636	1,453,203
		3,050,149
Materials (0.1%):
African Rainbow Minerals Ltd.	77,012	1,370,813
		10,633,452
Spain (0.5%):
Communication Services (0.1%):
Telefonica SA	261,935	1,222,428
Financials (0.1%):
Banco Bilbao Vizcaya Argentaria SA	169,159	1,049,164
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA (b)	30,264	811,233
Utilities (0.2%):
Endesa SA (b)	88,163	2,139,968
		5,222,793

See notes to financial statements.

30

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Switzerland (1.2%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	5,880	$3,360,673
Financials (0.4%):
UBS Group AG	111,327	1,705,682
Zurich Insurance Group AG	5,545	2,227,837
		3,933,519
Health Care (0.3%):
Novartis AG, Registered Shares	30,163	2,752,411
Materials (0.2%):
Holcim Ltd.	36,464	2,192,374
		12,238,977
Taiwan (4.2%):
Communication Services (1.0%):
Chunghwa Telecom Co. Ltd.	1,461,000	5,962,393
Far EasTone Telecommunications Co. Ltd.	2,060,000	4,775,480
		10,737,873
Financials (0.9%):
China Development Financial Holding Corp.	10,604,000	5,001,324
Sinopac Financial Holdings Co. Ltd. (d)	8,103,000	3,997,423
		8,998,747
Industrials (0.6%):
Far Eastern New Century Corp.	2,358,000	2,707,945
Taiwan High Speed Rail Corp.	3,373,000	3,618,642
		6,326,587
Information Technology (1.0%):
Catcher Technology Co. Ltd.	294,000	1,920,464
Compal Electronics, Inc. (a)	3,535,000	2,835,577
Lite-On Technology Corp.	1,095,000	2,262,336
Pegatron Corp.	751,000	1,854,348
Wistron Corp.	1,502,000	1,670,351
		10,543,076
Materials (0.7%):
Asia Cement Corp.	1,932,000	3,515,656
Taiwan Cement Corp. (a)	2,259,000	4,135,091
		7,650,747
		44,257,030
Thailand (1.2%):
Communication Services (0.6%):
Advanced Info Service PCL	564,600	3,014,365
Intouch Holdings PCL	1,650,600	3,349,438
		6,363,803

See notes to financial statements.

31

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Energy (0.1%):
PTT Exploration & Production PCL	434,000	$1,588,175
Financials (0.3%):
Krung Thai Bank PCL	4,361,700	1,458,729
TMB Bank PCL	35,547,700	1,244,729
		2,703,458
Real Estate (0.2%):
Land & Houses PCL	8,532,600	2,116,515
		12,771,951
Turkey (0.2%):
Industrials (0.2%):
Enka Insaat ve Sanayi A/S	1,777,953	1,913,467
United Kingdom (2.7%):
Communication Services (0.1%):
Vodafone Group PLC	916,563	1,535,972
Consumer Discretionary (0.1%):
Persimmon PLC	32,747	1,341,249
Consumer Staples (0.8%):
British American Tobacco PLC	50,844	1,973,772
Imperial Brands PLC	83,543	1,801,164
Tesco PLC	732,353	2,262,056
Unilever PLC	37,065	2,165,539
		8,202,531
Financials (0.5%):
Admiral Group PLC	53,467	2,326,140
Legal & General Group PLC	351,377	1,253,393
Phoenix Group Holdings PLC	197,759	1,850,969
		5,430,502
Health Care (0.2%):
GlaxoSmithKline PLC (a)	117,327	2,306,221
Industrials (0.2%):
BAE Systems PLC	236,775	1,710,702
Materials (0.4%):
BHP Group PLC	50,087	1,481,916
Evraz PLC (a)	160,483	1,316,455
Rio Tinto PLC	19,119	1,578,770
		4,377,141
Utilities (0.4%):
National Grid PLC	179,479	2,282,595
SSE PLC	87,986	1,827,107
		4,109,702
		29,014,020

See notes to financial statements.

32

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
United States (42.8%):
Communication Services (1.3%):
Cogent Communications Holdings, Inc. (a) (b)	40,618	$3,123,118
Omnicom Group, Inc.	23,439	1,874,886
Telephone & Data Systems, Inc.	123,935	2,808,367
The Interpublic Group of Cos., Inc.	61,368	1,993,846
Verizon Communications, Inc.	69,380	3,887,361
		13,687,578
Consumer Discretionary (2.0%):
Big Lots, Inc. (b)	20,616	1,360,862
Ethan Allen Interiors, Inc. (b)	78,793	2,174,687
Franchise Group, Inc. (b)	39,624	1,397,538
Genuine Parts Co.	20,029	2,533,068
Hasbro, Inc.	19,897	1,880,664
Haverty Furniture Cos., Inc. (b)	49,734	2,126,626
Kontoor Brands, Inc.	41,475	2,339,605
PetMed Express, Inc. (a) (b)	33,106	1,054,426
Strategic Education, Inc. (b)	20,312	1,544,931
Sturm Ruger & Co., Inc. (a)	29,786	2,680,144
Whirlpool Corp.	8,979	1,957,602
		21,050,153
Consumer Staples (5.8%):
Altria Group, Inc.	59,481	2,836,054
Archer-Daniels-Midland Co.	41,658	2,524,475
B&G Foods, Inc. (b)	61,563	2,019,266
Campbell Soup Co. (b)	55,255	2,519,075
Conagra Brands, Inc. (b)	74,983	2,727,882
General Mills, Inc.	52,457	3,196,205
Kellogg Co.	52,445	3,373,787
Kimberly-Clark Corp.	25,331	3,388,781
Medifast, Inc.	7,333	2,075,092
Natural Grocers by Vitamin Cottage, Inc.	99,538	1,069,038
Nu Skin Enterprises, Inc., Class A	33,543	1,900,211
PepsiCo, Inc.	26,946	3,992,589
Philip Morris International, Inc.	29,448	2,918,591
SpartanNash Co. (b)	94,006	1,815,256
The Andersons, Inc.	58,467	1,784,998
The Coca-Cola Co.	54,615	2,955,218
The J.M. Smucker Co. (b)	22,010	2,851,836
The Kraft Heinz Co.	62,764	2,559,516
The Procter & Gamble Co.	31,671	4,273,368
Tyson Foods, Inc., Class A	29,824	2,199,818
Universal Corp.	57,797	3,292,695
Vector Group Ltd.	151,088	2,136,384
Weis Markets, Inc. (a) (b)	55,546	2,869,506
		61,279,641

See notes to financial statements.

33

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Energy (0.5%):
Kinder Morgan, Inc.	123,548	$2,252,280
ONEOK, Inc.	24,757	1,377,479
The Williams Cos., Inc.	70,643	1,875,572
		5,505,331
Financials (10.0%):
American National Group, Inc.	30,294	4,500,174
Apollo Global Management, Inc. (b)	32,154	1,999,979
Ares Management Corp., Class A	46,000	2,925,140
BGC Partners, Inc., Class A	375,153	2,127,118
Cathay General Bancorp	49,377	1,943,479
Citigroup, Inc.	22,007	1,556,995
Citizens Financial Group, Inc.	27,397	1,256,700
CME Group, Inc.	10,966	2,332,249
Comerica, Inc.	16,582	1,182,960
Community Trust Bancorp, Inc.	54,705	2,208,988
CVB Financial Corp. (b)	99,258	2,043,722
Dime Community Bancshares, Inc.	60,133	2,021,671
Federal Agricultural Mortgage Corp., Class C	28,661	2,834,573
Federated Hermes, Inc.	76,860	2,606,323
Fidelity National Financial, Inc.	51,990	2,259,485
Fifth Third Bancorp	37,786	1,444,559
First Busey Corp. (b)	87,356	2,154,199
First Commonwealth Financial Corp.	130,257	1,832,716
First Financial Bancorp	74,124	1,751,550
First Horizon Corp.	74,854	1,293,477
Flushing Financial Corp.	91,323	1,957,052
Franklin Resources, Inc.	58,396	1,868,088
Fulton Financial Corp.	113,283	1,787,606
Hope Bancorp, Inc.	132,890	1,884,380
Huntington Bancshares, Inc.	80,607	1,150,262
KeyCorp	61,005	1,259,753
Lincoln National Corp.	17,639	1,108,435
M&T Bank Corp.	7,794	1,132,546
MetLife, Inc.	28,609	1,712,249
Navient Corp.	145,363	2,809,867
Northern Trust Corp.	18,303	2,116,193
Northwest Bancshares, Inc. (a)	158,181	2,157,589
Park National Corp. (b)	14,815	1,739,577
Principal Financial Group, Inc.	25,115	1,587,017
Provident Financial Services, Inc.	97,424	2,230,035
Regions Financial Corp.	61,115	1,233,301
S&T Bancorp, Inc.	58,984	1,846,199
Safety Insurance Group, Inc. (a)	39,971	3,128,930
Santander Consumer USA Holdings, Inc.	58,019	2,107,250
Sculptor Capital Management, Inc.	73,675	1,811,668
Southside Bancshares, Inc. (a) (b)	68,189	2,606,865
State Street Corp.	21,663	1,782,432
The Bank of New York Mellon Corp.	41,326	2,117,131
The Blackstone Group, Inc., Class A	33,539	3,257,978

See notes to financial statements.

34

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Carlyle Group, Inc.	56,874	$2,643,504
The Hartford Financial Services Group, Inc.	31,147	1,930,180
The PNC Financial Services Group, Inc.	9,988	1,905,311
Truist Financial Corp.	25,459	1,412,975
TrustCo Bank Corp. NY	65,509	2,252,199
U.S. Bancorp	31,855	1,814,779
Washington Trust Bancorp, Inc.	43,741	2,246,100
WesBanco, Inc.	58,338	2,078,583
Zions Bancorp NA	21,004	1,110,271
		106,062,362
Health Care (2.2%):
AbbVie, Inc.	22,989	2,589,481
Amgen, Inc.	10,172	2,479,425
Cardinal Health, Inc.	37,227	2,125,289
CVS Health Corp.	31,995	2,669,663
Gilead Sciences, Inc. (a)	41,712	2,872,288
Merck & Co., Inc.	40,483	3,148,363
National HealthCare Corp. (a)	31,831	2,224,987
Organon & Co. (d)	4,048	122,493
Pfizer, Inc.	68,937	2,699,573
Phibro Animal Health Corp., Class A	101,968	2,944,836
		23,876,398
Industrials (5.9%):
3M Co.	14,006	2,782,012
ACCO Brands Corp.	209,212	1,805,500
Apogee Enterprises, Inc. (b)	47,680	1,942,006
Argan, Inc.	50,995	2,437,051
Barrett Business Services, Inc.	33,414	2,426,191
Brady Corp., Class A	52,130	2,921,365
CRA International, Inc.	33,638	2,879,413
Deluxe Corp.	37,415	1,787,315
Ennis, Inc. (a) (b)	150,102	3,230,195
General Dynamics Corp.	14,735	2,774,011
Healthcare Services Group (b)	71,535	2,258,360
HNI Corp.	57,303	2,519,613
Kimball International, Inc., Class B (b)	139,817	1,838,594
Knoll, Inc.	84,916	2,206,967
Lockheed Martin Corp.	7,827	2,961,345
McGrath RentCorp	32,684	2,666,034
Miller Industries, Inc.	76,146	3,003,198
Mueller Water Products, Inc., Class A	223,837	3,227,730
National Presto Industries, Inc.	23,067	2,344,761
Powell Industries, Inc. (b)	67,210	2,080,149
Resources Connection, Inc.	186,243	2,674,449
Steelcase, Inc., Class A	108,337	1,636,972
The Gorman-Rupp Co.	73,046	2,515,704
The Greenbrier Cos., Inc. (b)	38,047	1,658,088
United Parcel Service, Inc., Class B	11,776	2,449,055
Watsco, Inc.	7,618	2,183,623
		63,209,701

See notes to financial statements.

35

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Information Technology (3.5%):
ADTRAN, Inc. (b)	113,604	$2,345,923
American Software, Inc., Class A	107,674	2,364,521
Benchmark Electronics, Inc.	83,162	2,366,790
Broadcom, Inc.	4,474	2,133,382
Cass Information Systems, Inc.	53,841	2,194,021
Cisco Systems, Inc.	51,311	2,719,483
CSG Systems International, Inc. (b)	70,520	3,327,134
InterDigital, Inc.	46,105	3,367,048
International Business Machines Corp.	17,573	2,576,026
NetApp, Inc.	23,531	1,925,306
NVE Corp.	32,793	2,428,322
Paychex, Inc.	28,112	3,016,418
The Hackett Group, Inc. (b)	154,734	2,788,307
The Western Union Co.	89,589	2,057,859
Xperi Holding Corp.	78,855	1,753,735
		37,364,275
Materials (2.7%):
CF Industries Holdings, Inc.	31,864	1,639,403
Compass Minerals International, Inc.	39,481	2,339,644
Dow, Inc.	26,135	1,653,823
Glatfelter Corp.	134,550	1,879,664
Greif, Inc., Class A	43,298	2,621,694
International Paper Co.	36,557	2,241,310
Kaiser Aluminum Corp.	14,490	1,789,370
Myers Industries, Inc.	109,406	2,297,526
Nucor Corp.	28,227	2,707,816
Packaging Corp. of America	16,050	2,173,491
Schnitzer Steel Industries, Inc. (b)	52,208	2,560,802
Schweitzer-Mauduit International, Inc.	47,609	1,922,451
SunCoke Energy, Inc. (b)	193,666	1,382,775
Trinseo SA	22,798	1,364,232
		28,574,001
Real Estate (0.6%):
Kennedy-Wilson Holdings, Inc.	136,007	2,702,459
RE/MAX Holdings, Inc.	56,550	1,884,811
The RMR Group, Inc., Class A	45,903	1,773,692
		6,360,962
Utilities (8.3%):
Alliant Energy Corp.	62,475	3,483,606
American Electric Power Co., Inc. (a)	37,824	3,199,532
American States Water Co.	45,649	3,631,834
Avista Corp.	77,170	3,292,844
CMS Energy Corp.	54,914	3,244,319
Consolidated Edison, Inc. (a)	41,628	2,985,560
DTE Energy Co.	21,003	2,721,989
Duke Energy Corp. (a)	30,968	3,057,161
Edison International	40,277	2,328,816
Entergy Corp.	27,544	2,746,137

See notes to financial statements.

36

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Evergy, Inc. (a)	41,521	$2,509,114
Exelon Corp.	61,396	2,720,457
FirstEnergy Corp.	42,980	1,599,286
MGE Energy, Inc.	52,608	3,916,140
Northwest Natural Holding Co.	48,912	2,568,858
NorthWestern Corp.	48,825	2,940,242
NRG Energy, Inc. (b)	52,018	2,096,325
Otter Tail Corp. (a)	72,032	3,515,882
Pinnacle West Capital Corp.	34,455	2,824,276
PPL Corp.	89,926	2,515,230
Public Service Enterprise Group, Inc.	44,075	2,633,040
Sempra Energy	19,491	2,582,168
SJW Group	46,566	2,947,628
South Jersey Industries, Inc.	95,285	2,470,740
The Southern Co. (a)	49,109	2,971,586
The York Water Co.	68,024	3,081,487
UGI Corp.	49,309	2,283,500
Unitil Corp. (a)	67,913	3,597,352
Vistra Corp.	79,776	1,479,845
WEC Energy Group, Inc. (a)	36,677	3,262,419
Xcel Energy, Inc. (a)	47,640	3,138,523
		88,345,896
		455,316,298
Total Common Stocks (Cost $821,550,935)		883,608,772
Rights (0.0%) (e)
Spain (0.0%):
Industrials (0.0%):
ACS Actividades de Construccion y Servicios SA , Expires 7/7/21 (b) (d)	29,148	40,779
Total Rights (Cost $44,196)		40,779
Collateral for Securities Loaned^ (4.5%)
United States (4.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (f)	949,592	949,592
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (f)	25,721,387	25,721,387
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	473,893	473,893
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (f)	3,778,678	3,778,678
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	16,989,676	16,989,676
Total Collateral for Securities Loaned (Cost $47,913,226)		47,913,226
Total Investments (Cost $869,508,357) — 87.6%		931,562,777
Other assets in excess of liabilities — 12.4%		131,575,588
NET ASSETS — 100.00%		$1,063,138,365

See notes to financial statements.

37

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2021

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $8,259,157 and amounted to 0.8% of net assets.

(d)  Non-income producing security.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate disclosed is the daily yield on June 30, 2021.

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	1,360	9/17/21	$375,702,758	$395,732,800	$20,030,042
Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1,342	9/17/21	$158,056,916	$154,605,110	$3,451,806
E-Mini MSCI Emerging Markets Index Futures	1,355	9/17/21	92,903,994	92,465,200	438,794
E-Mini Russell 2000 Index Futures	1,322	9/17/21	153,522,012	152,545,580	976,432
E-Mini S&P 500 Futures	3,222	9/17/21	678,485,753	690,893,460	(12,407,707)
					$(7,540,675)
Total unrealized appreciation					$24,897,074
Total unrealized depreciation					(12,407,707)
Total net unrealized appreciation (depreciation)					$12,489,367

See notes to financial statements.

38

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2021
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
Assets:
Investments, at value (Cost $48,933,988 and $869,508,357)	$72,416,964	(a)	$931,562,777 (b)
Foreign currency, at value (Cost $— and $886,485)	—		888,393
Cash	—		96,549,683
Deposit with brokers for futures contracts	112,080		73,655,764
Receivables:
From Custody	—		3,800
Interest and dividends	60,661		3,379,183
Capital shares issued	200		5,418,891
Variation margin on open futures contracts	990		1,853,456
Reclaims	—		146,267
From Adviser	12,191		535,799
Prepaid expenses	18,303		76,632
Total Assets	72,621,389		1,114,070,645
Liabilities:
Payables:
Collateral received on loaned securities	1,732,236		47,913,226
Investments purchased	—		106,817
Capital shares redeemed	41,038		189,881
Variation margin on open futures contracts	—		1,657,482
Accrued foreign capital gains taxes	—		379,668
Accrued expenses and other payables:
Investment advisory fees	41,007		292,554
Administration fees	3,566		49,033
Custodian fees	2,245		51,132
Transfer agent fees	15,205		156,277
Compliance fees	41		582
Trustees' fees	33		126
12b-1 fees	13,245		6,006
Other accrued expenses	14,691		129,496
Total Liabilities	1,863,307		50,932,280
Net Assets:
Capital	43,262,111		1,073,815,386
Total accumulated earnings/(loss)	27,495,971		(10,677,021)
Net Assets	$70,758,082		$1,063,138,365
Net Assets
Class A	$31,504,171		$50,735,400
Class C	24,465,162		1,975,539
Class I	14,788,749		1,007,909,223
Member Class	—		2,518,203
Total	$70,758,082		$1,063,138,365
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	1,896,054		5,337,713
Class C	1,534,204		210,124
Class I	888,993		105,373,369
Member Class	—		264,830
Total	4,319,251		111,186,036
Net asset value, offering (except Class A) and redemption price per share:
Class A	$16.62		$9.51
Class C (c)	15.95		9.40
Class I	16.64		9.57
Member Class	—		9.51
Maximum Sales Charge — Class A	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$17.63		$10.09

(a)  Includes $1,684,443 of securities on loan.

(b)  Includes $46,123,443 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

39

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2021
	Victory US 500 Enhanced Volatility Wtd Index Fund	Victory Market Neutral Income Fund
Investment Income:
Dividends	$992,114	$20,850,758
Interest	—	8,974
Securities lending (net of fees)	3,352	87,869
Foreign tax withholding	(51)	(1,462,517)
Total Income	995,415	19,485,084
Expenses:
Investment advisory fees	477,736	2,194,718
Administration fees	39,753	289,616
Sub-Administration fees	18,033	17,030
12b-1 fees — Class A	74,572	62,867
12b-1 fees — Class C	242,616	9,886
Custodian fees	5,571	265,031
Transfer agent fees — Class A	31,253	10,308
Transfer agent fees — Class C	26,239	833
Transfer agent fees — Class I	12,092	556,582
Transfer agent fees — Member Class (a)	—	2,305
Trustees' fees	6,617	24,275
Compliance fees	573	3,485
Legal and audit fees	6,357	71,697
State registration and filing fees	29,548	102,463
Broker interest fees	—	183,794
Other expenses	23,498	158,831
Total Expenses	994,458	3,953,721
Expenses waived/reimbursed by Adviser	(170,552)	(1,612,292)
Net expenses waived/reimbursed by Distributor	(500)	(10,000)
Net Expenses	823,406	2,331,429
Net Investment Income (Loss)	172,009	17,153,655
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	6,107,218	57,755,331
Foreign taxes on realized gains	—	(151,989)
Net realized gains (losses) from futures contracts	168,490	(129,812,369)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	15,242,243	59,535,605
Net change in unrealized appreciation/depreciation on futures contracts	(797)	6,909,316
Net change in accrued foreign taxes on unrealized gains	—	(358,153)
Net realized/unrealized gains (losses) on investments	21,517,154	(6,122,259)
Change in net assets resulting from operations	$21,689,163	$11,031,396

(a)  Victory Market Neutral Income Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

40

Victory Portfolios II	Statements of Changes in Net Assets
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$172,009	$282,179	$17,153,655	$4,852,563
Net realized gains (losses) from investments	6,275,708	10,001,368	(72,209,027)	(2,547,963)
Net change in unrealized appreciation/depreciation on investments	15,241,446	(5,353,313)	66,086,768	7,737,659
Change in net assets resulting from operations	21,689,163	4,930,234	11,031,396	10,042,259
Distributions to Shareholders:
Class A	(3,095,618)	(3,629,656)	(1,168,163)	(475,577)
Class C	(2,479,942)	(3,821,175)	(43,125)	(6,981)
Class I	(1,479,876)	(2,728,622)	(20,375,553)	(4,070,545)
Member Class (a)	—	—	(28,037)	—
Change in net assets resulting from distributions to shareholders	(7,055,436)	(10,179,453)	(21,614,878)	(4,553,103)
Change in net assets resulting from capital transactions	(10,688,711)	(23,493,549)	885,507,053	94,738,075
Change in net assets	3,945,016	(28,742,768)	874,923,571	100,227,231
Net Assets:
Beginning of period	66,813,066	95,555,834	188,214,794	87,987,563
End of period	$70,758,082	$66,813,066	$1,063,138,365	$188,214,794

(a)  Victory Market Neutral Income Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

41

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$1,823,429	$1,011,964	$45,585,137	$10,172,219
Distributions reinvested	3,067,725	3,601,418	1,139,275	470,960
Cost of shares redeemed	(6,232,186)	(9,875,436)	(8,065,289)	(31,050,301)
Total Class A	$(1,341,032)	$(5,262,054)	$38,659,123	$(20,407,122)
Class C
Proceeds from shares issued	$514,706	$744,798	$1,847,869	$286,307
Distributions reinvested	2,452,286	3,779,973	43,125	6,981
Cost of shares redeemed	(9,866,326)	(11,854,457)	(504,231)	(120,324)
Total Class C	$(6,899,334)	$(7,329,686)	$1,386,763	$172,964
Class I
Proceeds from shares issued	$1,662,249	$2,905,460	$899,695,692	$136,738,767
Distributions reinvested	1,458,551	2,572,276	19,340,855	3,984,071
Cost of shares redeemed	(5,569,145)	(16,379,545)	(76,117,382)	(25,750,605)
Total Class I	$(2,448,345)	$(10,901,809)	$842,919,165	$114,972,233
Member Class (a)
Proceeds from shares issued	$—	$—	$3,115,297	$—
Distributions reinvested	—	—	28,033	—
Cost of shares redeemed	—	—	(601,328)	—
Total Member Class	$—	$—	$2,542,002	$—
Change in net assets resulting from capital transactions	$(10,688,711)	$(23,493,549)	$885,507,053	$94,738,075
Share Transactions:
Class A
Issued	130,514	73,351	4,742,117	1,055,922
Reinvested	214,063	266,210	118,861	49,332
Redeemed	(415,394)	(715,630)	(839,879)	(3,220,943)
Total Class A	(70,817)	(376,069)	4,021,099	(2,115,689)
Class C
Issued	35,212	55,810	194,654	29,942
Reinvested	178,089	287,964	4,543	735
Redeemed	(699,614)	(887,789)	(53,678)	(12,813)
Total Class C	(486,313)	(544,015)	145,519	17,864
Class I
Issued	109,438	205,422	93,474,591	14,290,486
Reinvested	101,556	189,857	2,006,390	414,197
Redeemed	(377,582)	(1,198,037)	(7,886,007)	(2,675,738)
Total Class I	(166,588)	(802,758)	87,594,974	12,028,945
Member Class (a)
Issued	—	—	324,844	—
Reinvested	—	—	2,924	—
Redeemed	—	—	(62,938)	—
Total Member Class	—	—	264,830	—
Change in Shares	(723,718)	(1,722,842)	92,026,422	9,931,120

(a)  Victory Market Neutral Income Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

42

This page is intentionally left blank.

43

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Year Ended:
June 30, 2021	$13.42	0.07	4.77	4.84	(0.05)	(1.59)
June 30, 2020	$14.26	0.08	0.88	0.96	(0.07)	(1.73)
June 30, 2019	$16.50	0.13	(0.36)	(0.23)	(0.12)	(1.89)
June 30, 2018	$16.04	0.11	1.91	2.02	(0.10)	(1.46)
June 30, 2017	$13.80	0.11	2.48	2.59	(0.11)	(0.24)
Class C
Year Ended:
June 30, 2021	$12.99	(0.04)	4.59	4.55	— (d)	(1.59)
June 30, 2020	$13.90	(0.03)	0.87	0.84	(0.02)	(1.73)
June 30, 2019	$16.16	0.02	(0.35)	(0.33)	(0.04)	(1.89)
June 30, 2018	$15.78	(0.02)	1.86	1.84	— (d)	(1.46)
June 30, 2017	$13.59	— (d)	2.44	2.44	(0.01)	(0.24)
Class I
Year Ended:
June 30, 2021	$13.43	0.11	4.77	4.88	(0.08)	(1.59)
June 30, 2020	$14.26	0.12	0.88	1.00	(0.10)	(1.73)
June 30, 2019	$16.50	0.17	(0.36)	(0.19)	(0.16)	(1.89)
June 30, 2018	$16.05	0.15	1.90	2.05	(0.14)	(1.46)
June 30, 2017	$13.80	0.15	2.48	2.63	(0.14)	(0.24)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(d)  Amount is less than $0.005 per share.

See notes to financial statements.

44

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)	Net Expenses	Net Investment Income (Loss)	Gross Expenses	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Year Ended:
June 30, 2021	(1.64)	$16.62	38.05%	0.99%	0.47%	1.24%	$31,504	68%
June 30, 2020	(1.80)	$13.42	6.71%	0.99%	0.56%	1.28%	$26,394	54%
June 30, 2019	(2.01)	$14.26	(0.01)%	0.99%	0.84%	1.25%	$33,406	120	%(c)
June 30, 2018	(1.56)	$16.50	12.79%	0.99%	0.67%	1.19%	$51,671	45%
June 30, 2017	(0.35)	$16.04	18.89%	0.99%	0.75%	1.35%	$36,721	38%
Class C
Year Ended:
June 30, 2021	(1.59)	$15.95	36.98%	1.74%	(0.29)%	1.99%	$24,465	68%
June 30, 2020	(1.75)	$12.99	5.96%	1.74%	(0.19)%	2.03%	$26,240	54%
June 30, 2019	(1.93)	$13.90	(0.73)%	1.74%	0.10%	2.00%	$35,649	120	%(c)
June 30, 2018	(1.46)	$16.16	11.78%	1.74%	(0.11)%	1.97%	$41,410	45%
June 30, 2017	(0.25)	$15.78	18.09%	1.74%	0.01%	2.12%	$57,620	38%
Class I
Year Ended:
June 30, 2021	(1.67)	$16.64	38.43%	0.74%	0.71%	0.98%	$14,789	68%
June 30, 2020	(1.83)	$13.43	6.97%	0.74%	0.86%	1.02%	$14,179	54%
June 30, 2019	(2.05)	$14.26	0.24%	0.74%	1.10%	1.00%	$26,501	120	%(c)
June 30, 2018	(1.60)	$16.50	12.97%	0.74%	0.91%	0.95%	$36,400	45%
June 30, 2017	(0.38)	$16.05	19.24%	0.74%	1.00%	1.13%	$32,751	38%

See notes to financial statements.

45

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Market Neutral Income Fund
Class A
Year Ended:
June 30, 2021	$9.77	0.29	(0.06)	0.23	(0.24)	(0.25)
June 30, 2020	$9.51	0.27	0.23	0.50	(0.24)	—
June 30, 2019	$9.61	0.32	(0.13)	0.19	(0.27)	(0.02)
June 30, 2018	$9.40	0.24	0.26	0.50	(0.29)	—
June 30, 2017	$9.21	0.24	0.20	0.44	(0.25)	—
Class C
Year Ended:
June 30, 2021	$9.69	0.22	(0.08)	0.14	(0.18)	(0.25)
June 30, 2020	$9.43	0.21	0.22	0.43	(0.17)	—
June 30, 2019	$9.54	0.25	(0.14)	0.11	(0.20)	(0.02)
June 30, 2018	$9.33	0.17	0.26	0.43	(0.22)	—
June 30, 2017	$9.15	0.17	0.20	0.37	(0.19)	—
Class I
Year Ended:
June 30, 2021	$9.83	0.33	(0.08)	0.25	(0.26)	(0.25)
June 30, 2020	$9.55	0.31	0.23	0.54	(0.26)	—
June 30, 2019	$9.65	0.38	(0.16)	0.22	(0.30)	(0.02)
June 30, 2018	$9.44	0.26	0.26	0.52	(0.31)	—
June 30, 2017	$9.24	0.27	0.20	0.47	(0.27)	—
Member Class
November 3, 2020(g) through June 30, 2021	$9.62	0.25	0.04 (h)	0.29	(0.15)	(0.25)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap. (See note 4 in the Notes to Financial Statements)

(f)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(g)  Commencement of operations.

(h)  The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

See notes to financial statements.

46

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Market Neutral Income Fund
Class A
Year Ended:
June 30, 2021	(0.49)	$9.51	2.33%	0.79	%(e)	3.03%	0.95%	$50,735	89%
June 30, 2020	(0.24)	$9.77	5.31%	0.75%		2.78%	1.17%	$12,870	119	%(f)
June 30, 2019	(0.29)	$9.51	1.99%	0.75%		3.36%	1.03%	$32,627	82%
June 30, 2018	(0.29)	$9.61	5.37%	0.89%		2.55%	1.18%	$23,847	69%
June 30, 2017	(0.25)	$9.40	4.77%	0.90%		2.59%	1.25%	$24,998	63%
Class C
Year Ended:
June 30, 2021	(0.43)	$9.40	1.40%	1.54	%(e)	2.28%	2.29%	$1,976	89%
June 30, 2020	(0.17)	$9.69	4.59%	1.50%		2.20%	2.62%	$626	119	%(f)
June 30, 2019	(0.22)	$9.43	1.19%	1.50%		2.57%	2.56%	$441	82%
June 30, 2018	(0.22)	$9.54	4.64%	1.64%		1.79%	2.51%	$311	69%
June 30, 2017	(0.19)	$9.33	4.02%	1.65%		1.88%	3.00%	$519	63%
Class I
Year Ended:
June 30, 2021	(0.51)	$9.57	2.62%	0.44	%(e)	3.37%	0.75%	$1,007,909	89%
June 30, 2020	(0.26)	$9.83	5.79%	0.40%		3.23%	0.89%	$174,719	119	%(f)
June 30, 2019	(0.32)	$9.55	2.25%	0.40%		3.91%	1.05%	$54,920	82%
June 30, 2018	(0.31)	$9.65	5.62%	0.64%		2.72%	1.09%	$19,483	69%
June 30, 2017	(0.27)	$9.44	5.11%	0.65%		2.83%	1.13%	$31,140	63%
Member Class
November 3, 2020(g) through June 30, 2021	(0.40)	$9.51	3.05%	0.60%		3.94%	5.38%	$2,518	89%

See notes to financial statements.

47

Victory Portfolios II	Notes to Financial Statements June 30, 2021

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 24 funds, 22 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund	US 500 Enhanced Volatility Wtd Index Fund	Classes A, C, and I
Victory Market Neutral Income Fund	Market Neutral Income Fund	Classes A, C, I, and Member Class*

*  Member Class commenced operations on November 3, 2020

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

48

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' NAVs are calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$70,167,223	$—	$—	$70,167,223
Investment Companies	517,505	—	—	517,505
Collateral for Securities Loaned	1,732,236	—	—	1,732,236
Total	$72,416,964	$—	$—	$72,416,964
Other Financial Investments^:
Assets:
Futures Contracts	$8,923	$—	$—	$8,923
Total	$8,923	$—	$—	$8,923

49

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
	Level 1	Level 2	Level 3	Total
Market Neutral Income Fund
Common Stocks	$535,892,569	$347,716,203	$—	$883,608,772
Rights	40,779	—	—	40,779
Collateral for Securities Loaned	47,913,226	—	—	47,913,226
Total	$583,846,574	$347,716,203	$—	$931,562,777
Other Financial Investments^:
Assets:
Futures Contracts	$24,897,074	$—	$—	$24,897,074
Liabilities:
Futures Contracts	(12,407,707)	—	—	(12,407,707)
Total	$12,489,367	$—	$—	$12,489,367

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the year ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2021, the Funds had no open forward foreign exchange currency contracts.

50

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with brokers for futures contracts. As of June 30, 2021, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2021, discloses both gross information and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

				Gross Amounts not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for offset	Cash Collateral Received	Net Amount
US 500 Enhanced Volatility Wtd Index Fund
Futures Contracts-Goldman Sachs & Co.	$990	$—	$990	$—	$—	$990
Market Neutral Income Fund
Futures Contracts-Goldman Sachs & Co.	1,853,456	—	1,853,456	(1,657,482)	—	195,974

51

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
				Gross Amounts not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for offset	Cash Collateral Pledged*	Net Amount
Market Neutral Income Fund
Futures Contracts-Goldman Sachs & Co.	$1,657,482	$—	$1,657,482	$(1,657,482)	$—	$—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed in the Statements of Assets and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US 500 Enhanced Volatility Wtd Index Fund	$8,923	$—
Market Neutral Income Fund	24,897,074	12,407,707

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:
US 500 Enhanced Volatility Wtd Index Fund	$168,490	$(797)
Market Neutral Income Fund	(129,812,369)	6,909,316

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the US 500 Enhanced Volatility Wtd Index Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with futures contracts in the Market Neutral Income Fund was 79% based on average monthly notional amounts in comparison to net assets during the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis

52

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers, and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets	Value of Cash	Value of Non-cash Collateral Received by Maturity
	(Value of Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
US 500 Enhanced Volatility Wtd Index Fund	$1,684,443	$1,684,443	$—	$—	$—	$—
Market Neutral Income Fund	46,123,443	46,123,443	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations

53

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2021, were as follows:

	Excluding U.S. Government Securities
	Purchases	Sales
US 500 Enhanced Volatility Wtd Index Fund	$55,620,700	$42,583,590
Market Neutral Income Fund	1,008,975,596	386,756,950

For the year ended June 30, 2021, there were no purchases or sales of U.S. Government Securities.

54

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

US 500 Enhanced Volatility Wtd Index Fund	0.70%
Market Neutral Income Fund	0.35	%*

*  Effective February 1, 2021, the Adviser contractually reduced its advisory fee to 0.35%. Prior to February 1, 2021, the rate at which the Adviser was paid was 0.60% of average daily net assets of the Market Neutral Income Fund.

Amounts incurred and paid to VCM for the year ended June 30, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), as shown in the table below.

Net Assets Up to $15 billion		Net Assets $ 15 billion - $30 billion		Net Assets Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Victory Capital Transfer Agency, Inc. receives no fee or other compensation for these services. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Transfer agent fees.

55

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee as shown in the table below

	Class A	Class C	Class I	Member Class
US 500 Enhanced Volatility Wtd Index Fund	0.25%	1.00%	0.00%	N/A
Market Neutral Income Fund	0.25%	1.00%	0.00%	0.00%

The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Funds in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Funds for the amount of the excess. For the year ended June 30, 2021, the Distributor reimbursed $500 to the US 500 Enhanced Volatility Wtd Index Fund and $10,000 to the Market Neutral Income Fund.

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commission on sales of Class A. For the year ended June 30, 2021, the Distributor received $3,862 from commissions earned on sales of Class A. A $15 fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short- term money movement in and out of the Funds.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limit for such classes of the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expense, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Funds' business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) are as follows:

	In effect until October 31, 2021
	Class A	Class C	Class I	Member Class
US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%	N/A
Market Neutral Income Fund	0.75%	1.50%	0.40%	0.55%

Under the terms of the expense limitation agreement, amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any

56

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

	Expires 2022	Expires 2023	Expires 2024	Total
US 500 Enhanced Volatility Wtd Index Fund	$292,081	$229,910	$170,552	$692,543
Market Neutral Income Fund	258,188	670,257	1,612,292	2,540,737

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Large Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 29, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up

57

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2021, Citibank also received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit during the year ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interest expense on interfund lending.

The Funds did not utilize or participate in the Facility during the year ended June 30, 2021.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
US 500 Enhanced Volatility Wtd Index Fund	Quarterly	Quarterly
Market Neutral Income Fund	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

58

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

As of June 30, 2021, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:

	Total Accumulated Earnings/(Loss)	Capital
US 500 Enhanced Volatility Wtd Index Fund	$(236,020)	$236,020
Market Neutral Income Fund	(2,840,530)	2,840,530

The tax character of distributions paid during the tax years ended as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2021
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$2,457,972	$4,597,464	$7,055,436	$7,055,436
Market Neutral Income Fund	16,574,194	5,040,684	21,614,878	21,614,878
	Year Ended June 30, 2020
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$1,380,360	$8,799,093	$10,179,453	$10,179,453
Market Neutral Income Fund	4,553,103	—	4,553,103	4,553,103

As of June 30, 2021, the components of accumulated earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
US 500 Enhanced Volatility Wtd Index Fund	$4,451,185	$336,839	$4,788,024	$—	$22,707,947	$27,495,971
Market Neutral Income Fund	3,796,825	—	3,796,825	(70,633,978)	56,160,132	(10,677,021)

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and passive foreign investment companies.

At June 30, 2021, the Fund below had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term	Long-Term	Total
Market Neutral Income Fund	$—	$70,633,978	$70,633,978

As of June 30, 2021, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Net Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Enhanced Volatility Wtd Index Fund	$49,709,017	$23,614,975	$(907,028)	$22,707,947
Market Neutral Income Fund	875,021,567	75,249,329	(18,708,119)	56,541,210

59

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios ll

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory US 500 Enhanced Volatility Wtd Index Fund and Victory Market Neutral Income Fund (the "Funds"), each a series of Victory Portfolios ll, as of June 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2021

60

Victory Portfolios II	Supplemental Information June 30, 2021

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 24 portfolios in the Trust, eight portfolios in Victory Variable Insurance Funds, and 41 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. David C. Brown is a Trustee of USAA Mutual Funds Trust and oversees 46 portfolios of the USAA Mutual Funds Trust. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, Born October 1951	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, Born April 1947	Trustee	May 2015	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012).
E. Lee Beard,* Born August 1951	Trustee	May 2015	Retired (since 2015)	None.
Dennis M. Bushe, Born January 1944	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

61

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, Born April 1953	Vice Chair and Trustee	May 2015	Partner, McCarvill Capital Partners (September 2016- September 2017).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer,* Born April 1957	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, Born May 1961	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, Born December 1944	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown,** Born May 1972	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	Trustee, USAA Mutual Funds Trust.

*  The Board has designated Ms. Beard and Mr. Meyer as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

62

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Officers:

The officers of the Trust, their date of birth, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser.
Erin G. Wagner, Born February 1974	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Colin Kinney, Born October 1973	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since April 2020); Partner, Shearman & Sterling LLP (January 2018-April 2020); Partner, Morrison & Foerster LLP (2011-January 2018).

63

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
US 500 Enhanced Volatility Wtd Index Fund
Class A	$1,000.00	$1,144.80	$1,019.89	$5.26	$4.96	0.99%
Class C	1,000.00	1,140.90	1,016.17	9.24	8.70	1.74%
Class I	1,000.00	1,146.70	1,021.12	3.94	3.71	0.74%
Market Neutral Income Fund
Class A	1,000.00	1,010.80	1,021.08	3.74	3.76	0.75%
Class C	1,000.00	1,005.90	1,017.36	7.46	7.50	1.50%
Class I	1,000.00	1,013.20	1,022.81	2.00	2.01	0.40%
Member Class	1,000.00	1,011.60	1,022.07	2.74	2.76	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

64

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2021, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Percent
US 500 Enhanced Volatility Wtd Index Fund	28%
Market Neutral Income Fund	91%

Dividends qualified for corporate dividends received deductions of:

Percent
US 500 Enhanced Volatility Wtd Index Fund	27%
Market Neutral Income Fund	41%

For the year ended June 30, 2021, the following Funds designated short-term capital gain distributions:

Amount
US 500 Enhanced Volatility Wtd Index Fund	$2,508,874
Market Neutral Income Fund	1,860,761

For the year ended June 30, 2021, the following Funds designated long-term capital gain distributions:

Amount
US 500 Enhanced Volatility Wtd Index Fund	$4,612,677
Market Neutral Income Fund	5,040,684

65

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors' interest in the Funds. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

66

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VP-COMPASS-AR (6/21)

June 30, 2021

Annual Report

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

VictoryShares Nasdaq Next 50 ETF

VictoryShares Top Veteran Employers ETF

VictoryShares Protect America ETF

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

• Detailed performance records

• Daily share prices

• The latest fund news

• Investment resources to help you become a better investor

• A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Shareholder Letter (Unaudited)	4
Managers' Commentary / Investment Overview (Unaudited)	6
Investment Objective and Portfolio Holdings (Unaudited)	38
Schedules of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	54
VictoryShares US Small Cap Volatility Wtd ETF	66
VictoryShares International Volatility Wtd ETF	78
VictoryShares US Large Cap High Div Volatility Wtd ETF	97
VictoryShares US Small Cap High Div Volatility Wtd ETF	101
VictoryShares International High Div Volatility Wtd ETF	105
VictoryShares Emerging Market High Div Volatility Wtd ETF	112
VictoryShares Dividend Accelerator ETF	118
VictoryShares US Multi-Factor Minimum Volatility ETF	121
VictoryShares US 500 Enhanced Volatility Wtd ETF	124
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	136
VictoryShares US Discovery Enhanced Volatility Wtd ETF	140
VictoryShares Developed Enhanced Volatility Wtd ETF	152
VictoryShares Nasdaq Next 50 ETF	172
VictoryShares Top Veteran Employers ETF	175
VictoryShares Protect America ETF	177
Financial Statements
Statements of Assets and Liabilities	179
Statements of Operations	185
Statements of Changes in Net Assets	191
Financial Highlights	198
Notes to Financial Statements	210
Report of Independent Registered Public Accounting Firm	231
Supplemental Information (Unaudited)	234
Trustee and Officer Information	234
Proxy Voting and Portfolio Holdings Information	237
Expense Examples	237
Additional Federal Income Tax Information	239
Liquidity Risk Management Program	240
Privacy Policy (inside back cover)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Funds Letter to Shareholders
(Unaudited)

Dear Shareholder,

Never a dull moment. A year ago, we were still coming to grips with a global pandemic, hoping for an effective vaccine, and wondering whether the U.S. Federal Reserve's (the "Fed") aggressive actions would continue to mollify financial markets. As it turns out, a vaccine was rolled out (domestically) faster than expectations, and a recovery that began during the second quarter of 2020 continued unabated.

Fast forward to today and investors are suddenly more concerned about labor shortages, rising commodity prices, and whether inflation will prove to be transitory or more lasting. If anything, this merely exemplifies that markets are unpredictable and the environment can and will change rapidly.

Reflecting on the past year, we must consider ourselves fortunate despite the myriad challenges. For starters, it was impressive how quickly the various forms of monetary and fiscal stimulus contributed to a rebound in GDP. Of course, it wasn't a straight line upward and there were bouts of elevated volatility in both bond and stock markets. Late in 2020, for example, financial markets were alternately fueled and roiled by a contentious election season, growing optimism for an effective vaccine, and a fluid debate regarding the need for even more stimulus. Ultimately, stocks were propelled higher in the fourth quarter of 2020 as it became clear Congress would provide another dose of stimulus in the form of direct payments, more unemployment insurance, and additional aid to businesses.

As we moved into 2021, stocks continued their upward trajectory. Meanwhile, the yield on the 10-Year U.S. Treasury continued rallying sharply as many investors began to shift their focus. Deflation was out; inflation was in. Indeed, the potential for a new era of inflation and higher interest rates seems to be the new worry du jour.

Through all the volatility and surprises, the S&P 500® Index registered an impressive annual return of 40.79% for the 12-month period ended June 30, 2021. In fact, this broad market index ended the reporting period at an all-time high. Over this same period, the yield on the 10-Year U.S. Treasury jumped 79 basis points (a basis point is 1/100th of a percentage point), reflecting a very low starting rate, substantial fiscal stimulus, and the Fed's ongoing accommodative monetary policy. At the end of the reporting period, the yield on the 10-Year U.S. Treasury was 1.45%.

No doubt, the past year is not one we will forget any time soon. There were many hardships, but we should not overlook the positives and remember our collective spirit and perseverance. Markets endured and even surprised to the upside, but perhaps the key takeaway is that investors need to remain calm in the face of adversity and focused on longer-term investment goals. That's usually the best approach no matter what the markets throw at us.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

From all of us here at Victory Capital, thank you for placing your confidence in us and for letting us help you work toward your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

VictoryShares

VictoryShares US 500 Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US 500 Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 42.51% for the fiscal year ended June 30, 2021, compared to the Index's return of 43.02%. The Fund outperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 40.79% during the period.

Over the reporting period, the Fund's performance relative to the S&P 500® Index was driven by the Index's underweight positions in the largest market cap names within the S&P 500® Index. The top 10 stocks in the S&P 500® Index combined to make up over 28% of the Index and the Index only held 2% in these same names. This underweight cost the Fund 1.2% in relative performance. However, the Index's inclusion of other constituent securities offset this headwind and added over 3.3% to relative performance.

VictoryShares

VictoryShares US 500 Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap 500 Volatility Weighted Index[1]	S&P 500® Index[2]
One Year	42.51%	42.22%	43.02%	40.79%
Five Year	15.36%	15.35%	15.76%	17.65%
Since Inception	12.17%	12.12%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US 500 Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Large Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The S&P 500® Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares US Small Cap Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US Small Cap Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 63.72% for the fiscal year ended June 30, 2021, compared to the Index's return of 64.35%. The Fund outperformed the Russell 2000® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 62.03% during the period.

The Fund only invests in stocks included within the Index, which includes stocks with a market cap less than $3 billion at the time of the Index's reconstitution. As the Russell 2000® Index recovered from the drawdown due to the pandemic, it was led higher by the smaller-market cap stocks in the index. The Index's higher allocation to these smaller-market cap stocks was a tailwind during the reporting period. Underweight positions to the Real Estate and Health Care sectors were also positive contributors. Performance was held back by the Materials and Energy sector stocks included within the Index.

VictoryShares

VictoryShares US Small Cap Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	7/8/15	7/8/15
	Net Asset Value	Market Price Value	Nasdaq Victory US Small Cap 500 Volatility Weighted Index[1]	Russell 2000® Index[2]
One Year	63.72%	63.45%	64.35%	62.03%
Five Year	15.10%	15.21%	15.48%	16.47%
Since Inception	12.31%	12.24%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US Small Cap Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Small Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. small cap stocks with $3 billion or less of market value with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares International Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares International Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 32.59% for the fiscal year ended June 30, 2021, compared to the Index's return of 33.05%. The Fund outperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 32.35% during the period.

The Index's country allocations, relative to the MSCI EAFE Index, were a large driver of the Fund's relative returns. The Index's overweight positions to South Korea and Canada were large positive contributors. An underweight position to and stock selection in France was a large detractor. Stock selection in Japan, relative to the MSCI EAFE Index, also detracted from relative performance.

VictoryShares

VictoryShares International Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	8/20/15	8/20/15
	Net Asset Value	Market Price Value	Nasdaq Victory International 500 Volatility Weighted Index[1]	MSCI EAFE Index[2]
One Year	32.59%	32.08%	33.05%	32.35%
Five Year	9.49%	9.51%	9.80%	10.28%
Since Inception	6.79%	6.74%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares International Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory International 500 Volatility Weighted Index consists of 500 of the largest developed country stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares US Large Cap High Div Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US Large Cap High Div Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 47.74% for the fiscal year ended June 30, 2021, compared to the Index's return of 48.42%. The Fund outperformed the Russell 1000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned 43.68% during the period.

The Fund invests in high-dividend yielding U.S. Large Cap stocks included within the Index. During the reporting period, high-dividend yielding stocks underperformed low-dividend yielding stocks included within the Russell 1000® Value Index. This market environment was not favorable to the Fund during the reporting period. The market headwind was offset by the Index's inclusion of securities within the Communication Services and Financials sectors.

VictoryShares

VictoryShares US Large Cap High Div Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	7/8/15	7/8/15
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap High Div 100 Volatility Weighted Index[1]	Russell 1000® Value Index[2]
One Year	47.74%	47.10%	48.42%	43.68%
Five Year	12.01%	11.88%	12.42%	11.87%
Since Inception	11.81%	11.69%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US Large Cap High Div Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The Russell 1000® Value Index is made of about 1,000 of the largest companies in the U.S. equity market. It represents top companies by market capitalization. It's made up of about 90% of the total market capitalization of all U.S. stocks. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares US Small Cap High Div Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US Small Cap High Div Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 69.75% for the fiscal year ended June 30, 2021, compared to the Index's return of 70.73%. The Fund underperformed the Russell 2000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned 73.28% during the period.

The Fund only invests in stocks included within the Index, which includes stocks with a market cap less than $3.0 billion at the time of reconstitution. As the Russell 2000® Value Index recovered from the drawdown due to the pandemic, it was led higher by the smaller-market cap stocks in the index. The Index's higher allocation to these smaller-market cap stocks was a tailwind during the reporting period. The top positive contributors were the Index's inclusion of stocks within the Financials and Consumer Discretionary sectors. The top detractors were the Index's inclusion of stocks within the Energy and Communication Services sectors.

VictoryShares

VictoryShares US Small Cap High Div Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	7/8/15	7/8/15
	Net Asset Value	Market Price Value	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index[1]	Russell 2000® Value Index[2]
One Year	69.75%	68.41%	70.73%	73.28%
Five Year	15.13%	15.03%	15.53%	13.62%
Since Inception	13.26%	13.09%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US Small Cap High Div Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend-yielding stocks of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The Russell 2000® Index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000® Index, which is made up of 3,000 of the largest U.S. stocks. It is a market cap-weighted index. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares International High Div Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares International High Div Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 35.49% for the fiscal year ended June 30, 2021, compared to the Index's return of 36.12%. The Fund outperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 32.35% during the period.

The Index's country allocations, relative to the MSCI EAFE Index, were a large driver of the Fund's relative returns. The Index's overweight positions to South Korea and Canada were large positive contributors. An underweight position to and stock selection in France was a large detractor. Stock selection in Japan, relative to the MSCI EAFE Index, also detracted from relative performance.

VictoryShares

VictoryShares International High Div Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	8/20/15	8/20/15
	Net Asset Value	Market Price Value	Nasdaq Victory International High Dividend 100 Volatility Weighted Index[1]	MSCI EAFE Index (Net)[2]
One Year	35.49%	35.02%	36.12%	32.35%
Five Year	5.67%	5.40%	6.17%	10.28%
Since Inception	3.02%	2.91%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares International High Div Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory International High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend-yielding stocks of the Nasdaq Victory International 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI EAFE Index (Net) is an equity index that captures large-cap and mid-cap representation across Developed Market countries around the world. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares Emerging Market High Div Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares Emerging Market High Div Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 29.69% for the fiscal year ended June 30, 2021, compared to the Index's return of 30.97%. The Fund underperformed the MSCI Emerging Markets Index, a market cap-based index against which the performance of the Fund is also measured, which returned 40.90% during the period.

The Fund invests in high-dividend yielding Emerging Markets stocks included within the Index. During the reporting period, high-dividend yielding stocks underperformed low-dividend yielding stocks included within the MSCI Emerging Markets Index. This market environment was not favorable to the Fund during the reporting period.

VictoryShares

VictoryShares Emerging Market High Div Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	10/26/17	10/26/17
	Net Asset Value	Market Price Value	Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index[1]	MSCI Emerging Markets Index (Net)[2]
One Year	29.69%	29.79%	30.97%	40.90%
Since Inception	3.86%	3.69%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares Emerging Market High Div Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend-yielding stocks of the Nasdaq Victory Emerging Market 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI Emerging Market Index (Net) captures large- and mid-cap representation across 27 Emerging Markets (EM) countries. With 1,412 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares Dividend Accelerator ETF

Managers' Commentary
(Unaudited)

VictoryShares Dividend Accelerator ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index (the "Index") before fees and expenses.

The Fund returned 35.33% for the fiscal year ended June 30, 2021, compared to the Index's return of 35.82%. The Fund underperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 40.79% during the period.

The Index's underweight position and stock selection within the Consumer Staples sector was the largest detractor from the Fund's performance relative to the S&P 500® Index over the fiscal year. The largest positive contributor to relative performance was stock selection in the Consumer Discretionary sector.

VictoryShares

VictoryShares Dividend Accelerator ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	4/18/17	4/18/17
	Net Asset Value	Market Price Value	Nasdaq Victory Dividend Accelerator Index[1]	S&P 500® Index[2]
One Year	35.33%	34.85%	35.82%	40.79%
Since Inception	16.01%	15.90%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares Dividend Accelerator ETF — Growth of $10,000

1The Nasdaq Victory Dividend Accelerator Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The S&P 500® Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares US Multi-Factor Minimum Volatility ETF

Managers' Commentary
(Unaudited)

VictoryShares US Multi-Factor Minimum Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the "Index") before fees and expenses.

The Fund returned 26.47% for the fiscal year ended June 30, 2021, compared to the Index's return of 26.92%. The Fund underperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 40.79% during the period.

The Index's overweight position and stock selection within the Consumer Staples sector was the largest detractor from the Fund's performance relative to the S&P 500® Index over the fiscal year. The largest positive contributor to relative performance was stock selection in the Consumer Discretionary sector.

VictoryShares

VictoryShares US Multi-Factor Minimum Volatility ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	6/22/17	6/22/17
	Net Asset Value	Market Price Value	Nasdaq Victory US Multi-Factor Minimum Volatility Index[1]	S&P 500® Index[2]
One Year	26.47%	26.00%	26.92%	40.79%
Since Inception	13.46%	13.30%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US Multi-Factor Minimum Volatility ETF — Growth of $10,000

1The Nasdaq Victory US Multi-Factor Minimum Volatility Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The S&P 500® Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares US 500 Enhanced Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US 500 Enhanced Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 38.78% over the fiscal year ended June 30, 2021, compared to the Index's return of 39.29%. The Fund outperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 40.79% during the period.

In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash" feature). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 50% allocated to T-Bills and 50% to equities during July of 2020, reallocating to 100% equities in August of 2020. The Long/Cash trigger had a negative impact on the Fund's relative performance versus the S&P 500® Index for the fiscal year.

Over the reporting period, the Fund's performance relative to the S&P 500® Index was driven by the Index's underweight positions in the largest-market cap names within the S&P 500® Index. The top 10 stocks in the S&P 500® Index combined to make up over 28% of the Index and the Index only held 2% in these same names. This underweight cost the Fund 1.2% in relative performance. However, the Index's inclusion of other constituent securities offset this headwind and added over 3.6% to relative performance.

VictoryShares

VictoryShares US 500 Enhanced Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index[1]	S&P 500® Index[2]
One Year	38.78%	38.59%	39.29%	40.79%
Five Year	15.32%	15.31%	15.75%	17.65%
Since Inception	12.11%	12.08%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US 500 Enhanced Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The S&P 500® Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Managers' Commentary
(Unaudited)

The VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 42.31% for the fiscal year ended June 30, 2021, compared to the Index's return of 42.97%. The Fund underperformed the Russell 1000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned 43.68% during the period.

In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash" feature). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 75% allocated to T-Bills and 25% to equities from July through November 2020, reallocating to 100% equities in December of 2020. The Long/Cash trigger had a negative impact on the Fund's relative performance versus the Russell 1000® Value Index for the fiscal year.

The Index's equity allocation invests in high-dividend yielding U.S. Large Cap stocks. During the reporting period, high-dividend yielding stocks underperformed low-dividend yielding stocks within the Russell 1000® Value Index. This market environment was not favorable to the Fund during the reporting period.

VictoryShares

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index[1]	Russell 1000® Value Index[2]
One Year	42.31%	41.65%	42.97%	43.68%
Five Year	14.15%	14.10%	14.59%	11.87%
Since Inception	12.43%	12.34%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The Russell 1000® Value Index is made of about 1,000 of the largest companies in the U.S. equity market. It represents top companies by market capitalization. It's made up of about 90% of the total market capitalization of all U.S. stocks. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US Discovery Enhanced Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 56.47% for the fiscal year ended June 30, 2021, compared to the Index's return of 57.19%, The Fund underperformed the Russell 2000® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 62.03% during the period.

In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash" feature). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 75% allocated to T-Bills and 25% to equities from July through November 2020, reallocating to 100% equities in December of 2020. The Long/Cash trigger had a negative impact on the Fund's relative performance versus Russell 2000® Index for the fiscal year.

The Index only includes stocks with a market cap less than $3 billion at the time of reconstitution. As the Russell 2000® Index recovered from the drawdown due to the pandemic, it was led higher by the smaller-market cap stocks in the index. The Index's higher allocation to these smaller-market cap stocks was a tailwind during the reporting period. Underweight positions to the Real Estate and Health Care sectors were also positive contributors. Performance was held back by the Index's inclusion of stocks within the Materials and Energy sectors.

VictoryShares

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	7/31/14	7/31/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Small Cap 500 Long/ Cash Volatility Weighted Index[1]	Russell 2000® Index[2]
One Year	56.47%	56.01%	57.19%	62.03%
Five Year	13.97%	13.96%	14.44%	16.47%
Since Inception	9.53%	9.48%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US Discovery Enhanced Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The Russell 2000® Index is a market cap-weighted index composed of 2,000 U.S. small-cap common stocks. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares Developed Enhanced Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares Developed Enhanced Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 29.63% for the fiscal year ended June 30, 2021, compared to the Index's return of 30.40%. The Fund underperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 32.35% during the period.

In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash" feature). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 50% allocated to T-Bills and 50% to equities during July of 2020, reallocating to 100% equities in August of 2020. The Long/Cash trigger had a negative impact on the Fund's relative performance versus the MSCI EAFE Index for the fiscal year.

The Index's country allocations, relative to the MSCI EAFE Index, were a large driver of the Fund's relative returns. The Index's overweight positions to South Korea and Canada were large positive contributors. An underweight position to and stock selection in France was a large detractor. Stock selection in Japan, relative to the MSCI EAFE Index, also detracted from relative performance.

VictoryShares

VictoryShares Developed Enhanced Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	9/30/14	9/30/14
	Net Asset Value	Market Price Value	Nasdaq Victory International 500 Long/Cash Volatility Weighted Index[1]	MSCI EAFE Index (Net)[2]
One Year	29.63%	28.88%	30.40%	32.35%
Five Year	5.60%	5.27%	6.14%	10.28%
Since Inception	1.74%	1.61%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares Developed Enhanced Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory International 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when the market prices have further declined or rebounded. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI EAFE Index (Net) is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares Nasdaq Next 50 ETF

Managers' Commentary
(Unaudited)

VictoryShares Nasdaq Next 50 ETF offers exposure to the new generation of innovators, the 50 stocks that are next in line for inclusion in the Nasdaq-100 Index®. The Fund seeks to provide investment results that track the performance of the Nasdaq Q-50 Index® (the "Index") before fees and expenses.

The Fund returned 35.26% from its inception on September 9, 2020, to the period ended June 30, 2021, compared to the Index's return of 35.36% during the period.

The Index's large weight and stock selection within the Technology sector was the largest contributor to the Fund's performance. The Index's inclusion of stocks within the Consumer Discretionary and Communication Services sectors were also large contributors.

VictoryShares

VictoryShares Nasdaq Next 50 ETF

Investment Overview
(Unaudited)

Cummulative Total Return

Period Ended June 30, 2021

INCEPTION DATE	9/9/20	9/9/20
	Net Asset Value	Market Price Value	Nasdaq Q-50 Index[1]
Since Inception	35.26%	36.70%	35.36%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares Nasdaq Next 50 ETF — Growth of $10,000

1The Nasdaq Q-50 Index is a market capitalization-weighted index designed to track the performance of companies that are next-eligible for inclusion into the Nasdaq-100® Index. The Index is comprised of 50 securities ranked by market capitalization and reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology. It does not contain securities of financial companies including banking and investment companies, as these are ineligible for Nasdaq-100® Index inclusion. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares Top Veteran Employers ETF

Managers' Commentary
(Unaudited)

VictoryShares Top Veteran Employers ETF offers exposure to publicly traded companies that have demonstrated support of U.S. military veterans, service members and their families through employment opportunities and related policies. The Fund seeks to provide investment results that track the performance of the Veterans Select IndexSM (the "Index") before fees and expenses.

The Fund returned 27.12% from its inception on November 3, 2020, to the period ended June 30, 2021, compared to the Index's return of 27.88% during the period.

The Index's large weight and stock selection within the Financials and Industrials sectors were the largest contributors to the Fund's performance. The Index's inclusion of stocks within the Consumer Discretionary sector was the next largest contributor.

VictoryShares

VictoryShares Top Veteran Employers ETF

Investment Overview
(Unaudited)

Cummulative Total Return

Period Ended June 30, 2021

INCEPTION DATE	11/3/20	11/3/20
	Net Asset Value	Market Price Value	Veterans Select IndexSM1
Since Inception	27.12%	26.84%	27.88%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares Top Veteran Employers ETF — Growth of $10,000

1The Veterans Select IndexSM, designed by VETS Indexes LLC, measures the performance of publicly traded companies that support U.S. military veterans. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares

VictoryShares Protect America ETF

Managers' Commentary
(Unaudited)

VictoryShares Protect America ETF offers exposure to companies that rank highly according to current and projected U.S. national security revenue as measured by the size of signed defense-related contracts with the four select U.S. government agencies (U.S. Department of Defense, U.S. Department of Energy, U.S. Department of Homeland Security, and NASA) and/or that may be innovative in the area of defense in terms of intellectual property contribution or exposure. The Fund seeks to provide investment results that track the performance of the Nasdaq Yewno Aerospace & Defense Index® (the "Index") before fees and expenses.

The Fund returned 29.17% from its inception on November 4, 2020, to the period ended June 30, 2021, compared to the Index's return of 29.84% during the period.

The Index's large weight and stock selection within the Industrials sector was the largest contributor to the Fund's performance. The Index's inclusion of stocks within the Technology sector was the second largest contributor to performance.

VictoryShares

VictoryShares Protect America ETF

Investment Overview
(Unaudited)

Cummulative Total Return

Period Ended June 30, 2021

INCEPTION DATE	11/4/20	11/4/20
	Net Asset Value	Market Price Value	Nasdaq Yewno Aerospace & Defense Index[1]
Since Inception	29.17%	28.96%	29.84%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares Protect America ETF — Growth of $10,000

1The Nasdaq Yewno Aerospace & Defense Index, published by Nasdaq, contains companies that are selected based on proprietary data aggregated through a unique artificial intelligence framework by Yewno, Inc. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Colgate-Palmolive Co.	0.4%
The Procter & Gamble Co.	0.4%
PepsiCo, Inc.	0.4%
Waste Management, Inc.	0.4%
Costco Wholesale Corp.	0.4%
Verizon Communications, Inc.	0.4%
Mondelez International, Inc., Class A	0.4%
Republic Services, Inc.	0.3%
The Hershey Co.	0.3%
Expeditors International of Washington, Inc.	0.3%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Apollo Medical Holdings, Inc.	0.5%
Hostess Brands, Inc.	0.4%
American National Group, Inc.	0.4%
CorVel Corp.	0.4%
The Joint Corp.	0.4%
Coca-Cola Consolidated, Inc.	0.4%
MGE Energy, Inc.	0.4%
Prestige Consumer Healthcare, Inc.	0.4%
Perficient, Inc.	0.4%
ExlService Holdings, Inc.	0.3%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Canadian Imperial Bank of Commerce	0.4%
Nestle SA	0.4%
Loblaw Cos. Ltd.	0.4%
Royal Bank of Canada	0.4%
Fortis, Inc.	0.4%
Power Assets Holdings Ltd.	0.4%
George Weston Ltd.	0.4%
BCE, Inc.	0.4%
Emera, Inc.	0.4%
Hong Kong and China Gas Co. Ltd.	0.4%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

The Procter & Gamble Co.	1.8%
PepsiCo, Inc.	1.7%
Verizon Communications, Inc.	1.7%
Alliant Energy Corp.	1.5%
Kimberly-Clark Corp.	1.4%
Kellogg Co.	1.4%
WEC Energy Group, Inc.	1.4%
The Blackstone Group, Inc.	1.4%
CMS Energy Corp.	1.4%
General Mills, Inc.	1.4%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

American National Group, Inc.	1.9%
MGE Energy, Inc.	1.7%
American States Water Co.	1.5%
Unitil Corp.	1.5%
Otter Tail Corp.	1.5%
InterDigital, Inc.	1.4%
CSG Systems International, Inc.	1.4%
Avista Corp.	1.4%
Universal Corp.	1.4%
Ennis, Inc.	1.4%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Canadian Imperial Bank of Commerce	1.9%
Fortis, Inc.	1.7%
Power Assets Holdings Ltd.	1.7%
BCE, Inc.	1.6%
Emera, Inc.	1.6%
Swisscom AG	1.6%
Hydro One Ltd.	1.5%
CLP Holdings Ltd.	1.5%
TELUS Corp.	1.5%
Power Corp. of Canada	1.4%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Chunghwa Telecom Co. Ltd.	2.7%
China Development Financial Holding Corp.	2.2%
Far EasTone Telecommunications Co. Ltd.	2.1%
Mobile TeleSystems PJSC	1.9%
Taiwan Cement Corp.	1.9%
CEZ A/S	1.8%
Sinopac Financial Holdings Co. Ltd.	1.8%
Taiwan High Speed Rail Corp.	1.6%
Asia Cement Corp.	1.6%
Intouch Holdings PCL	1.5%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Target Corp.	3.5%
3M Co.	3.3%
ResMed, Inc.	3.2%
Xcel Energy, Inc.	2.7%
Dollar General Corp.	2.7%
McDonald's Corp.	2.6%
Aon PLC	2.3%
Alliant Energy Corp.	2.3%
W.W. Grainger, Inc.	2.2%
NIKE, Inc., Class B	2.1%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Johnson & Johnson	4.0%
Target Corp.	3.8%
Oracle Corp.	3.6%
Walmart, Inc.	3.5%
eBay, Inc.	3.4%
AbbVie, Inc.	3.4%
Verizon Communications, Inc.	3.4%
3M Co.	3.3%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

BlackRock Liquidity Funds T-Fund, Institutional Class	0.4%
Colgate-Palmolive Co.	0.4%
The Procter & Gamble Co.	0.4%
PepsiCo, Inc.	0.4%
Waste Management, Inc.	0.4%
Costco Wholesale Corp.	0.4%
Verizon Communications, Inc.	0.4%
Mondelez International, Inc., Class A	0.4%
Republic Services, Inc.	0.3%
The Hershey Co.	0.3%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

The Procter & Gamble Co.	1.8%
PepsiCo, Inc.	1.7%
Verizon Communications, Inc.	1.7%
Alliant Energy Corp.	1.5%
Kimberly-Clark Corp.	1.4%
Kellogg Co.	1.4%
WEC Energy Group, Inc.	1.4%
The Blackstone Group, Inc., Class A	1.4%
CMS Energy Corp.	1.4%
General Mills, Inc.	1.4%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Apollo Medical Holdings, Inc.	0.5%
Hostess Brands, Inc.	0.4%
American National Group, Inc.	0.4%
CorVel Corp.	0.4%
The Joint Corp.	0.4%
Coca-Cola Consolidated, Inc.	0.4%
MGE Energy, Inc.	0.4%
BlackRock Liquidity Funds T-Fund, Institutional Class	0.4%
Prestige Consumer Healthcare, Inc.	0.4%
Perficient, Inc.	0.4%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Canadian Imperial Bank of Commerce	0.4%
Nestle SA	0.4%
Loblaw Cos. Ltd.	0.4%
Royal Bank of Canada	0.4%
Fortis, Inc.	0.4%
Power Assets Holdings Ltd.	0.4%
George Weston Ltd.	0.4%
BCE, Inc.	0.4%
Emera, Inc.	0.4%
Hong Kong and China Gas Co. Ltd.	0.4%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Q-50 Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Roku, Inc.	4.6%
Crowdstrike Holdings, Inc., Class A	4.3%
Fortinet, Inc.	3.4%
The Trade Desk, Inc.	2.9%
Airbnb, Inc.	2.6%
Old Dominion Freight Line, Inc.	2.6%
Zscaler, Inc.	2.5%
Zebra Technologies Corp.	2.5%
Liberty Broadband Corp., Class C	2.4%
Garmin Ltd.	2.4%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Top Veteran Employers ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Veterans Select Index before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Amazon.com, Inc.	2.1%
CDW Corp.	2.0%
Accenture PLC, Class A	2.0%
Merck & Co., Inc.	2.0%
Eaton Corp. PLC	2.0%
Marsh & McLennan Cos., Inc.	2.0%
Booz Allen Hamilton Holding Corp.	1.9%
Humana, Inc.	1.9%
PG&E Corp.	1.9%
DaVita, Inc.	1.9%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Protect America ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investment results that track the performance of the Nasdaq Yewno Aerospace & Defense IndexTM before fees and expenses.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Northrop Grumman Corp.	8.7%
Raytheon Technologies Corp.	8.5%
General Dynamics Corp.	8.0%
Lockheed Martin Corp.	7.9%
The Boeing Co.	7.3%
Booz Allen Hamilton Holding Corp.	4.1%
Oshkosh Corp.	4.1%
Science Applications International Corp.	4.1%
Leidos Holdings, Inc.	4.1%
Jacobs Engineering Group, Inc.	4.0%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.9%):
Activision Blizzard, Inc.	13,524	$1,290,731
Alphabet, Inc., Class A (a)	653	1,594,489
Altice USA, Inc., Class A (a)	35,341	1,206,542
Cable One, Inc.	672	1,285,408
Charter Communications, Inc., Class A (a)	2,343	1,690,357
Comcast Corp., Class A	28,808	1,642,632
Discovery, Inc., Class A (a) (b)	17,283	530,242
DISH Network Corp., Class A (a)	31,142	1,301,736
Electronic Arts, Inc.	10,429	1,500,003
Facebook, Inc., Class A (a)	4,025	1,399,533
Fox Corp., Class A	27,815	1,032,771
Liberty Broadband Corp., Class C (a)	9,319	1,618,338
Netflix, Inc. (a)	1,600	845,136
Omnicom Group, Inc.	15,051	1,203,929
Sirius XM Holdings, Inc. (b)	212,319	1,388,566
Take-Two Interactive Software, Inc. (a)	6,609	1,169,925
The Interpublic Group of Cos., Inc.	39,408	1,280,366
The New York Times Co., Class A	23,571	1,026,517
T-Mobile U.S., Inc. (a)	12,310	1,782,857
Verizon Communications, Inc.	44,552	2,496,249
ViacomCBS, Inc., Class B	14,209	642,247
		27,928,574
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	8,590	1,762,153
Amazon.com, Inc. (a)	372	1,279,739
Aptiv PLC (a)	6,916	1,088,094
AutoZone, Inc. (a)	1,467	2,189,087
Best Buy Co., Inc.	11,556	1,328,709
Booking Holdings, Inc. (a)	396	866,484
BorgWarner, Inc.	23,245	1,128,312
Bright Horizons Family Solutions, Inc. (a)	6,267	921,938
CarMax, Inc. (a)	8,828	1,140,136
Chipotle Mexican Grill, Inc. (a)	874	1,354,997
D.R. Horton, Inc.	12,244	1,106,490
Deckers Outdoor Corp. (a)	3,297	1,266,279
Dollar General Corp.	9,912	2,144,858
Dollar Tree, Inc. (a)	13,035	1,296,982
Domino's Pizza, Inc.	4,529	2,112,733
eBay, Inc.	20,670	1,451,241
Etsy, Inc. (a)	2,924	601,876
Five Below, Inc. (a)	5,797	1,120,386
Floor & Decor Holdings, Inc., Class A (a)	9,557	1,010,175
Garmin Ltd.	13,516	1,954,954
General Motors Co. (a)	17,615	1,042,280
Gentex Corp.	44,718	1,479,719
Genuine Parts Co.	12,861	1,626,531
Hasbro, Inc.	12,774	1,207,398

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
L Brands, Inc.	10,460	$753,748
Lear Corp.	6,352	1,113,379
Lennar Corp., Class A	10,869	1,079,835
Lithia Motors, Inc., Class A	1,962	674,222
LKQ Corp. (a)	26,373	1,298,079
Lowe's Cos., Inc.	8,426	1,634,391
McDonald's Corp.	10,541	2,434,866
Mohawk Industries, Inc. (a)	4,187	804,700
NIKE, Inc., Class B	10,272	1,586,921
NVR, Inc. (a)	248	1,233,378
O'Reilly Automotive, Inc. (a)	3,796	2,149,333
Peloton Interactive, Inc., Class A (a)	4,747	588,723
Pool Corp.	3,236	1,484,224
PulteGroup, Inc.	20,685	1,128,780
RH (a) (b)	1,720	1,167,880
Ross Stores, Inc.	8,238	1,021,512
Service Corp. International	29,745	1,594,035
Starbucks Corp.	12,787	1,429,714
Target Corp. (c)	8,268	1,998,706
Tesla, Inc. (a)	777	528,127
The Home Depot, Inc.	6,783	2,163,031
The TJX Cos., Inc.	17,203	1,159,826
Tractor Supply Co.	8,345	1,552,671
Ulta Beauty, Inc. (a)	2,958	1,022,788
Vail Resorts, Inc. (a)	3,444	1,090,095
Wayfair, Inc., Class A (a)	2,016	636,471
Whirlpool Corp.	5,767	1,257,321
Williams-Sonoma, Inc.	7,420	1,184,603
Yum! Brands, Inc.	17,565	2,020,502
		70,273,412
Consumer Staples (8.6%):
Altria Group, Inc.	38,195	1,821,138
Archer-Daniels-Midland Co.	26,751	1,621,111
Brown-Forman Corp., Class B	22,868	1,713,728
Bunge Ltd.	16,354	1,278,065
Campbell Soup Co.	35,483	1,617,670
Church & Dwight Co., Inc.	22,498	1,917,280
Colgate-Palmolive Co.	34,155	2,778,509
Conagra Brands, Inc.	48,150	1,751,697
Constellation Brands, Inc., Class A	6,092	1,424,858
Costco Wholesale Corp.	6,445	2,550,093
Darling Ingredients, Inc. (a)	14,221	959,917
General Mills, Inc.	33,685	2,052,427
Hormel Foods Corp.	39,967	1,908,424
Kellogg Co.	33,678	2,166,506
Keurig Dr Pepper, Inc.	64,661	2,278,654
Kimberly-Clark Corp.	16,267	2,176,199
Lamb Weston Holdings, Inc.	11,997	967,678
McCormick & Co., Inc.	21,245	1,876,358
Mondelez International, Inc., Class A	39,671	2,477,057

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Monster Beverage Corp. (a)	18,280	$1,669,878
PepsiCo, Inc.	17,306	2,564,230
Philip Morris International, Inc.	18,909	1,874,071
The Boston Beer Co., Inc., Class A (a)	680	694,144
The Clorox Co.	8,056	1,449,355
The Coca-Cola Co.	35,072	1,897,746
The Estee Lauder Cos., Inc.	4,869	1,548,732
The Hershey Co.	14,157	2,465,866
The J.M. Smucker Co.	14,136	1,831,602
The Kraft Heinz Co.	40,302	1,643,516
The Kroger Co.	44,055	1,687,747
The Procter & Gamble Co.	20,336	2,743,936
Tyson Foods, Inc., Class A	19,150	1,412,504
Walmart, Inc.	13,514	1,905,744
		60,726,440
Energy (0.5%):
Kinder Morgan, Inc.	79,334	1,446,259
ONEOK, Inc.	15,900	884,676
The Williams Cos., Inc.	45,364	1,204,414
		3,535,349
Financials (16.0%):
Aflac, Inc.	25,685	1,378,257
Alleghany Corp. (a)	1,867	1,245,420
Ally Financial, Inc.	21,165	1,054,864
American Express Co.	7,183	1,186,847
American Financial Group, Inc.	9,283	1,157,776
Ameriprise Financial, Inc.	5,202	1,294,674
Aon PLC, Class A	6,875	1,641,475
Apollo Global Management, Inc. (b)	20,649	1,284,368
Arch Capital Group Ltd. (a)	32,397	1,261,539
Ares Management Corp., Class A	29,540	1,878,449
Arthur J. Gallagher & Co.	15,388	2,155,551
Athene Holding Ltd., Class A (a)	18,470	1,246,725
Bank of America Corp.	29,879	1,231,911
Berkshire Hathaway, Inc., Class B (a)	8,216	2,283,391
BlackRock, Inc.	2,216	1,938,933
Brown & Brown, Inc.	38,082	2,023,677
Capital One Financial Corp.	7,264	1,123,668
Cboe Global Markets, Inc.	12,719	1,514,197
Chubb Ltd.	7,926	1,259,758
Cincinnati Financial Corp.	9,996	1,165,733
Citigroup, Inc.	14,133	999,910
Citizens Financial Group, Inc.	17,592	806,945
CME Group, Inc.	7,039	1,497,054
Comerica, Inc.	10,647	759,557
Commerce Bancshares, Inc.	16,544	1,233,521
Discover Financial Services	8,698	1,028,886
East West Bancorp, Inc.	10,882	780,131
Erie Indemnity Co., Class A	6,505	1,257,742

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Everest Re Group Ltd.	5,261	$1,325,825
FactSet Research Systems, Inc.	4,100	1,376,001
Fidelity National Financial, Inc.	33,382	1,450,782
Fifth Third Bancorp	24,261	927,498
First Horizon Corp.	48,066	830,580
First Republic Bank	8,070	1,510,462
Franklin Resources, Inc.	37,501	1,199,657
Globe Life, Inc.	13,166	1,254,061
Huntington Bancshares, Inc.	51,764	738,672
Interactive Brokers Group, Inc.	17,164	1,128,190
Intercontinental Exchange, Inc.	16,164	1,918,667
Invesco Ltd.	37,904	1,013,174
JPMorgan Chase & Co.	7,909	1,230,166
KeyCorp	39,174	808,943
KKR & Co., Inc.	25,484	1,509,672
Lincoln National Corp.	11,328	711,851
LPL Financial Holdings, Inc.	7,923	1,069,447
M&T Bank Corp.	5,007	727,567
Markel Corp. (a)	1,221	1,448,973
MarketAxess Holdings, Inc.	2,100	973,539
Marsh & McLennan Cos., Inc.	16,463	2,316,015
MetLife, Inc.	18,370	1,099,444
Moody's Corp.	5,509	1,996,296
Morgan Stanley	15,213	1,394,880
Morningstar, Inc.	6,184	1,589,968
MSCI, Inc.	2,715	1,447,312
Nasdaq, Inc.	11,980	2,106,084
Northern Trust Corp.	11,756	1,359,229
Principal Financial Group, Inc.	16,130	1,019,255
Raymond James Financial, Inc.	9,771	1,269,253
Regions Financial Corp.	39,246	791,984
Reinsurance Group of America, Inc.	6,374	726,636
RenaissanceRe Holdings Ltd.	8,546	1,271,816
S&P Global, Inc.	4,383	1,799,002
Santander Consumer USA Holdings, Inc.	36,950	1,342,024
SEI Investments Co.	23,403	1,450,284
Signature Bank	3,240	795,906
State Street Corp.	13,912	1,144,679
SVB Financial Group (a)	1,937	1,077,805
Synchrony Financial	22,580	1,095,582
T. Rowe Price Group, Inc.	9,014	1,784,502
The Allstate Corp.	15,571	2,031,081
The Bank of New York Mellon Corp.	26,537	1,359,490
The Blackstone Group, Inc., Class A	21,535	2,091,910
The Carlyle Group, Inc.	36,524	1,697,635
The Charles Schwab Corp.	17,380	1,265,438
The Goldman Sachs Group, Inc.	3,654	1,386,803
The Hartford Financial Services Group, Inc.	20,002	1,239,524
The PNC Financial Services Group, Inc.	6,416	1,223,916
The Progressive Corp.	17,402	1,709,050

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Travelers Cos., Inc.	9,254	$1,385,416
Tradeweb Markets, Inc., Class A	16,778	1,418,748
Truist Financial Corp.	16,346	907,203
U.S. Bancorp	20,457	1,165,435
W.R. Berkley Corp.	19,104	1,421,911
Wells Fargo & Co.	25,209	1,141,716
Western Alliance Bancorp	7,862	729,987
Zions Bancorp NA	13,489	713,029
		112,610,934
Health Care (14.3%):
Abbott Laboratories	12,835	1,487,962
AbbVie, Inc.	14,759	1,662,454
ABIOMED, Inc. (a)	3,293	1,027,778
Agilent Technologies, Inc.	14,168	2,094,172
Align Technology, Inc. (a)	1,179	720,369
Amedisys, Inc. (a)	4,532	1,110,023
Amgen, Inc.	6,531	1,591,931
Anthem, Inc.	3,781	1,443,586
Avantor, Inc. (a)	37,114	1,317,918
Baxter International, Inc.	22,368	1,800,624
Becton, Dickinson & Co.	6,833	1,661,717
Biogen, Inc. (a)	2,064	714,701
BioMarin Pharmaceutical, Inc. (a)	9,580	799,355
Bio-Rad Laboratories, Inc., Class A (a)	1,919	1,236,393
Bio-Techne Corp.	3,002	1,351,681
Bruker Corp.	20,757	1,577,117
Cardinal Health, Inc.	23,903	1,364,622
Catalent, Inc. (a)	9,762	1,055,467
Centene Corp. (a)	18,177	1,325,649
Cerner Corp.	23,915	1,869,196
Charles River Laboratories International, Inc. (a)	4,368	1,615,811
Cigna Corp.	5,049	1,196,966
CVS Health Corp.	20,544	1,714,191
Danaher Corp.	7,299	1,958,760
DaVita, Inc. (a)	12,908	1,554,510
Denali Therapeutics, Inc. (a)	6,806	533,863
DexCom, Inc. (a)	2,285	975,695
Edwards Lifesciences Corp. (a)	16,046	1,661,884
Eli Lilly & Co.	4,895	1,123,500
Encompass Health Corp.	16,536	1,290,304
Gilead Sciences, Inc. (c)	26,787	1,844,553
HCA Healthcare, Inc.	6,071	1,255,119
Henry Schein, Inc. (a)	18,596	1,379,637
Hologic, Inc. (a)	14,584	973,044
Horizon Therapeutics PLC (a)	7,850	735,074
Humana, Inc.	3,709	1,642,048
IDEXX Laboratories, Inc. (a)	2,293	1,448,144
Illumina, Inc. (a)	2,160	1,022,134
Insulet Corp. (a)	3,636	998,118
Intuitive Surgical, Inc. (a)	1,681	1,545,915

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	7,159	$1,734,769
Jazz Pharmaceuticals PLC (a)	6,359	1,129,613
Johnson & Johnson (c)	13,650	2,248,701
Laboratory Corp. of America Holdings (a)	5,841	1,611,240
Masimo Corp. (a)	4,993	1,210,553
Medtronic PLC	12,270	1,523,075
Merck & Co., Inc.	25,998	2,021,864
Mettler-Toledo International, Inc. (a)	1,276	1,767,694
Molina Healthcare, Inc. (a)	4,556	1,152,941
Neurocrine Biosciences, Inc. (a)	7,943	773,013
Novocure Ltd. (a)	4,680	1,038,118
Organon & Co. (a)	2,599	78,646
PerkinElmer, Inc.	9,260	1,429,837
Pfizer, Inc.	44,266	1,733,457
PPD, Inc. (a)	32,834	1,513,319
Quest Diagnostics, Inc.	12,798	1,688,952
Regeneron Pharmaceuticals, Inc. (a)	2,673	1,492,977
Repligen Corp. (a)	4,463	890,904
ResMed, Inc.	6,631	1,634,674
Seagen, Inc. (a)	5,569	879,234
STERIS PLC	9,002	1,857,113
Stryker Corp.	5,486	1,424,879
Syneos Health, Inc. (a)	13,616	1,218,496
Teleflex, Inc.	3,443	1,383,363
The Cooper Cos., Inc.	3,590	1,422,609
Thermo Fisher Scientific, Inc.	3,096	1,561,839
UnitedHealth Group, Inc.	4,455	1,783,960
Universal Health Services, Inc., Class B	8,159	1,194,722
Veeva Systems, Inc., Class A (a)	3,718	1,156,112
Vertex Pharmaceuticals, Inc. (a)	4,797	967,219
Waters Corp. (a)	4,824	1,667,223
West Pharmaceutical Services, Inc.	4,901	1,759,949
Zoetis, Inc.	10,664	1,987,343
		100,620,393
Industrials (17.3%):
3M Co.	8,996	1,786,875
Advanced Drainage Systems, Inc.	7,106	828,346
AGCO Corp.	8,017	1,045,256
Allegion PLC	11,601	1,616,019
AMERCO, Inc.	2,475	1,458,765
AMETEK, Inc.	13,292	1,774,482
AO Smith Corp.	21,664	1,561,108
Builders FirstSource, Inc. (a)	17,408	742,625
C.H. Robinson Worldwide, Inc.	14,956	1,400,928
Carlisle Cos., Inc.	9,252	1,770,648
Carrier Global Corp.	31,295	1,520,937
Caterpillar, Inc.	5,668	1,233,527
Cintas Corp.	4,288	1,638,016
Copart, Inc. (a)	13,524	1,782,869
CoStar Group, Inc. (a) (c)	13,940	1,154,511

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
CSX Corp.	49,230	$1,579,298
Cummins, Inc.	5,679	1,384,597
Deere & Co.	3,658	1,290,213
Dover Corp.	13,491	2,031,745
Eaton Corp. PLC	10,672	1,581,377
Emerson Electric Co.	14,822	1,426,469
Enphase Energy, Inc. (a)	2,839	521,326
Equifax, Inc.	8,217	1,968,054
Expeditors International of Washington, Inc.	19,234	2,435,024
Fastenal Co.	34,091	1,772,732
FedEx Corp.	4,278	1,276,256
Fortive Corp.	21,821	1,521,796
Fortune Brands Home & Security, Inc.	13,982	1,392,747
Generac Holdings, Inc. (a)	2,647	1,098,902
General Dynamics Corp.	9,460	1,780,940
General Electric Co.	71,810	966,563
Graco, Inc.	24,396	1,846,777
HEICO Corp.	9,129	1,272,765
Honeywell International, Inc.	6,974	1,529,747
Howmet Aerospace, Inc. (a)	26,816	924,347
Hubbell, Inc.	8,300	1,550,772
IAA, Inc. (a)	20,447	1,115,179
IDEX Corp.	7,762	1,708,028
Illinois Tool Works, Inc.	8,603	1,923,287
J.B. Hunt Transport Services, Inc.	9,603	1,564,809
Jacobs Engineering Group, Inc.	11,651	1,554,476
Johnson Controls International PLC	26,874	1,844,363
Kansas City Southern	6,442	1,825,469
L3Harris Technologies, Inc.	7,662	1,656,141
Lennox International, Inc.	5,240	1,838,192
Lockheed Martin Corp.	5,029	1,902,722
Masco Corp.	27,382	1,613,074
Nordson Corp.	7,398	1,623,935
Norfolk Southern Corp.	5,804	1,540,440
Northrop Grumman Corp.	5,341	1,941,080
Old Dominion Freight Line, Inc.	6,511	1,652,492
Otis Worldwide Corp.	25,408	2,077,612
PACCAR, Inc.	15,900	1,419,075
Parker-Hannifin Corp.	3,894	1,195,886
Quanta Services, Inc.	13,673	1,238,364
Republic Services, Inc. (c)	22,467	2,471,595
Robert Half International, Inc.	12,481	1,110,435
Rockwell Automation, Inc.	6,032	1,725,273
Rollins, Inc.	37,628	1,286,878
Roper Technologies, Inc.	3,944	1,854,469
Snap-on, Inc.	5,975	1,334,994
Stanley Black & Decker, Inc.	8,196	1,680,098
Teledyne Technologies, Inc. (a)	3,211	1,344,863
Textron, Inc.	18,642	1,282,010
The Middleby Corp. (a)	5,577	966,271

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Toro Co.	18,317	$2,012,672
Trane Technologies PLC	9,126	1,680,462
TransDigm Group, Inc. (a)	1,866	1,207,843
TransUnion	14,574	1,600,371
Trex Co., Inc. (a)	10,485	1,071,672
Union Pacific Corp.	7,090	1,559,304
United Parcel Service, Inc., Class B	7,563	1,572,877
United Rentals, Inc. (a)	2,824	900,884
Verisk Analytics, Inc.	9,609	1,678,884
W.W. Grainger, Inc.	4,293	1,880,334
Waste Management, Inc.	18,270	2,559,810
Watsco, Inc.	4,890	1,401,670
Westinghouse Air Brake Technologies Corp.	13,839	1,138,950
XPO Logistics, Inc. (a)	8,000	1,119,120
Xylem, Inc.	13,918	1,669,603
		121,813,325
Information Technology (16.4%):
Accenture PLC, Class A	5,931	1,748,399
Adobe, Inc. (a)	2,454	1,437,161
Advanced Micro Devices, Inc. (a)	9,095	854,293
Akamai Technologies, Inc. (a)	12,836	1,496,678
Amphenol Corp., Class A	13,067	893,913
Analog Devices, Inc.	8,752	1,506,744
ANSYS, Inc. (a)	3,334	1,157,098
Apple, Inc.	8,628	1,181,691
Applied Materials, Inc.	8,007	1,140,197
Arista Networks, Inc. (a) (b)	3,859	1,398,154
Aspen Technology, Inc. (a)	5,594	769,399
Autodesk, Inc. (a)	4,066	1,186,865
Automatic Data Processing, Inc.	8,459	1,680,127
Black Knight, Inc. (a)	19,517	1,521,936
Booz Allen Hamilton Holding Corp.	18,083	1,540,310
Broadcom, Inc.	2,871	1,369,008
Broadridge Financial Solutions, Inc.	12,516	2,021,709
Cadence Design Systems, Inc. (a)	8,380	1,146,552
CDW Corp.	7,677	1,340,788
Ciena Corp. (a)	18,428	1,048,369
Cisco Systems, Inc.	32,951	1,746,403
Citrix Systems, Inc.	8,659	1,015,441
Cognex Corp.	14,521	1,220,490
Cognizant Technology Solutions Corp., Class A	19,741	1,367,262
Corning, Inc.	33,664	1,376,858
Dell Technologies, Inc., Class C (a)	14,949	1,489,967
Dolby Laboratories, Inc., Class A	15,183	1,492,337
Dynatrace, Inc. (a)	14,728	860,410
Entegris, Inc.	9,838	1,209,779
EPAM Systems, Inc. (a)	3,115	1,591,640
F5 Networks, Inc. (a)	6,363	1,187,718
Fair Isaac Corp. (a)	2,413	1,212,967
Fidelity National Information Services, Inc.	9,947	1,409,192

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
First Solar, Inc. (a)	8,485	$767,977
Fiserv, Inc. (a)	11,062	1,182,417
FleetCor Technologies, Inc. (a)	3,627	928,730
Fortinet, Inc. (a)	6,112	1,455,817
Gartner, Inc. (a)	6,487	1,571,151
Global Payments, Inc.	6,020	1,128,991
HP, Inc.	43,659	1,318,065
II-VI, Inc. (a) (b)	9,020	654,762
Intel Corp.	16,476	924,963
International Business Machines Corp.	11,284	1,654,122
Intuit, Inc.	3,219	1,577,857
IPG Photonics Corp. (a)	4,896	1,031,930
Jack Henry & Associates, Inc.	8,749	1,430,549
Keysight Technologies, Inc. (a)	9,713	1,499,784
KLA Corp.	3,115	1,009,914
Lam Research Corp.	1,615	1,050,881
Leidos Holdings, Inc.	14,498	1,465,748
Manhattan Associates, Inc. (a)	9,077	1,314,713
Marvell Technology, Inc.	19,817	1,155,926
Mastercard, Inc., Class A	3,353	1,224,147
Microchip Technology, Inc.	6,720	1,006,253
Micron Technology, Inc. (a)	10,877	924,327
Microsoft Corp. (c)	5,758	1,559,842
MKS Instruments, Inc.	5,624	1,000,791
Monolithic Power Systems, Inc.	2,385	890,678
Motorola Solutions, Inc.	8,347	1,810,047
NetApp, Inc.	15,113	1,236,546
NVIDIA Corp.	1,662	1,329,766
NXP Semiconductors NV	5,932	1,220,331
ON Semiconductor Corp. (a)	23,437	897,168
Oracle Corp.	27,281	2,123,553
Paychex, Inc.	18,053	1,937,087
Paycom Software, Inc. (a)	2,475	899,588
Paylocity Holding Corp. (a)	4,873	929,768
PayPal Holdings, Inc. (a)	3,679	1,072,355
PTC, Inc. (a)	7,124	1,006,336
Qorvo, Inc. (a)	5,141	1,005,837
QUALCOMM, Inc.	6,837	977,212
salesforce.com, Inc. (a)	3,923	958,271
Seagate Technology Holdings PLC	15,958	1,403,187
ServiceNow, Inc. (a) (c)	1,955	1,074,370
Skyworks Solutions, Inc.	5,461	1,047,147
Square, Inc., Class A (a)	2,993	729,693
SS&C Technologies Holdings, Inc.	23,466	1,690,960
Synopsys, Inc. (a)	4,653	1,283,251
TE Connectivity Ltd.	10,958	1,481,631
Teradyne, Inc.	7,461	999,476
Texas Instruments, Inc.	8,547	1,643,588
The Trade Desk, Inc., Class A (a)	8,040	621,974
The Western Union Co.	57,527	1,321,395

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Trimble, Inc. (a)	16,384	$1,340,703
Tyler Technologies, Inc. (a)	3,236	1,463,869
Universal Display Corp.	5,167	1,148,779
VeriSign, Inc. (a)	8,244	1,877,076
Visa, Inc., Class A	7,209	1,685,608
VMware, Inc., Class A (a) (b)	8,960	1,433,331
Western Digital Corp. (a)	11,292	803,652
Zebra Technologies Corp. (a)	2,277	1,205,649
Zoom Video Communications, Inc., Class A (a)	1,305	505,074
		115,514,468
Materials (5.4%):
Air Products & Chemicals, Inc.	5,121	1,473,209
Albemarle Corp.	4,807	809,787
AptarGroup, Inc.	13,629	1,919,508
Avery Dennison Corp.	7,193	1,512,256
Ball Corp.	17,928	1,452,527
Celanese Corp.	8,799	1,333,928
CF Industries Holdings, Inc.	20,463	1,052,821
Corteva, Inc.	25,376	1,125,426
Crown Holdings, Inc.	13,868	1,417,448
Dow, Inc.	16,781	1,061,902
Eastman Chemical Co.	10,239	1,195,403
FMC Corp.	13,618	1,473,468
Freeport-McMoRan, Inc.	22,249	825,660
International Flavors & Fragrances, Inc.	8,351	1,247,639
International Paper Co.	23,472	1,439,068
LyondellBasell Industries NV, Class A	8,281	851,867
Martin Marietta Materials, Inc.	3,229	1,135,995
Newmont Corp.	21,498	1,362,543
Nucor Corp.	18,123	1,738,539
Packaging Corp. of America	10,307	1,395,774
PPG Industries, Inc.	10,523	1,786,490
Reliance Steel & Aluminum Co.	9,714	1,465,843
RPM International, Inc.	20,643	1,830,621
Steel Dynamics, Inc.	22,609	1,347,496
The Mosaic Co.	23,904	762,777
The Scotts Miracle-Gro Co.	4,944	948,853
The Sherwin-Williams Co.	7,476	2,036,836
Vulcan Materials Co.	6,606	1,149,907
Westlake Chemical Corp.	12,153	1,094,864
		38,248,455
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	12,319	1,056,108
eXp World Holdings, Inc. (a) (b)	7,211	279,571
Jones Lang LaSalle, Inc. (a)	4,853	948,567
		2,284,246

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Utilities (6.8%):
Alliant Energy Corp.	40,115	$2,236,812
Ameren Corp.	26,182	2,095,607
American Electric Power Co., Inc. (c)	24,286	2,054,353
American Water Works Co., Inc.	12,729	1,961,921
Atmos Energy Corp.	19,163	1,841,756
CMS Energy Corp.	35,263	2,083,338
Consolidated Edison, Inc. (c)	26,731	1,917,147
DTE Energy Co.	13,487	1,747,915
Duke Energy Corp. (c)	19,888	1,963,343
Edison International	25,861	1,495,283
Entergy Corp.	17,689	1,763,593
Essential Utilities, Inc.	36,938	1,688,067
Evergy, Inc. (c)	26,660	1,611,064
Eversource Energy (c)	22,385	1,796,173
Exelon Corp.	39,426	1,746,966
FirstEnergy Corp.	27,601	1,027,033
NextEra Energy, Inc. (c)	20,792	1,523,638
NRG Energy, Inc.	33,402	1,346,101
Pinnacle West Capital Corp.	22,124	1,813,504
PPL Corp.	57,744	1,615,100
Public Service Enterprise Group, Inc.	28,303	1,690,821
Sempra Energy	12,517	1,658,252
The AES Corp.	40,766	1,062,770
The Southern Co. (c)	31,537	1,908,304
UGI Corp.	31,664	1,466,360
Vistra Corp.	51,227	950,261
WEC Energy Group, Inc. (c)	23,553	2,095,039
Xcel Energy, Inc. (c)	30,591	2,015,335
		48,175,856
Total Common Stocks (Cost $516,571,927)		701,731,452
Collateral for Securities Loaned^ (0.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	128,022	128,022
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	3,467,700	3,467,700
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	63,889	63,889
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	509,433	509,433
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	2,290,510	2,290,510
Total Collateral for Securities Loaned (Cost $6,459,554)		6,459,554
Total Investments (Cost $523,031,481) — 100.4%		708,191,006
Liabilities in excess of other assets — (0.4)%		(2,753,532)
NET ASSETS — 100.00%		$705,437,474

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	16	9/17/21	$3,377,119	$3,430,880	$53,761
Total unrealized appreciation					$53,761
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$53,761

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.1%):
AMC Networks, Inc., Class A (a)	458	$30,594
Cogent Communications Holdings, Inc. (b)	982	75,506
Consolidated Communications Holdings, Inc. (a)	7,515	66,057
Gray Television, Inc.	2,769	64,795
IDT Corp., Class B (a)	1,446	53,444
Loral Space & Communications, Inc.	710	27,584
MSG Networks, Inc., Class A (a)	2,447	35,677
QuinStreet, Inc. (a)	2,031	37,736
Sciplay Corp., Class A (a) (c)	2,079	35,239
Shenandoah Telecommunications Co.	1,319	63,985
TechTarget, Inc. (a)	482	37,350
Telephone & Data Systems, Inc.	2,996	67,889
The EW Scripps Co., Class A	1,934	39,434
TrueCar, Inc. (a)	5,382	30,408
United States Cellular Corp. (a)	1,981	71,930
WideOpenWest, Inc. (a)	2,739	56,725
		794,353
Consumer Discretionary (11.6%):
1-800-Flowers.com, Inc., Class A (a)	1,224	39,009
Adtalem Global Education, Inc. (a)	1,398	49,825
American Public Education, Inc. (a)	1,617	45,826
America's Car-Mart, Inc. (a)	372	52,720
Beazer Homes USA, Inc. (a)	2,009	38,754
Big Lots, Inc.	498	32,873
Boot Barn Holdings, Inc. (a)	571	47,993
Camping World Holdings, Inc., Class A (c)	854	35,005
Carriage Services, Inc.	1,674	61,888
Cavco Industries, Inc. (a)	212	47,104
Century Communities, Inc.	679	45,181
Citi Trends, Inc. (a)	466	40,542
Clarus Corp.	3,312	85,118
Core-Mark Holding Co., Inc.	1,750	78,767
Duluth Holdings, Inc., Class B (a)	2,630	54,310
El Pollo Loco Holdings, Inc. (a)	2,330	42,616
Ethan Allen Interiors, Inc.	1,860	51,336
Franchise Group, Inc.	958	33,789
Gentherm, Inc. (a)	850	60,392
G-III Apparel Group Ltd. (a)	975	32,038
Green Brick Partners, Inc. (a)	2,002	45,525
Group 1 Automotive, Inc.	240	37,063
GrowGeneration Corp. (a)	420	20,202
Haverty Furniture Cos., Inc.	1,202	51,398
Hibbett, Inc. (a)	544	48,759
Jack in the Box, Inc.	633	70,542
Johnson Outdoors, Inc., Class A	478	57,838
Kontoor Brands, Inc.	1,002	56,523
Lands' End, Inc. (a)	844	34,646

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
La-Z-Boy, Inc.	1,439	$53,301
LGI Homes, Inc. (a)	367	59,432
Liquidity Services, Inc. (a)	1,557	39,626
Lumber Liquidators Holdings, Inc. (a)	1,250	26,375
M/I Homes, Inc. (a)	744	43,650
Malibu Boats, Inc., Class A (a)	544	39,892
MarineMax, Inc. (a)	784	38,212
Monarch Casino & Resort, Inc. (a)	667	44,135
Monro, Inc.	922	58,556
Motorcar Parts of America, Inc. (a)	1,818	40,796
Nautilus, Inc. (a)	1,280	21,568
OneWater Marine, Inc.	1,035	43,501
Overstock.com, Inc. (a)	266	24,525
Papa John's International, Inc.	596	62,246
Perdoceo Education Corp. (a)	3,786	46,454
PetMed Express, Inc. (b)	800	25,480
Sally Beauty Holdings, Inc. (a)	2,283	50,386
Shoe Carnival, Inc.	805	57,630
Skyline Champion Corp. (a)	886	47,224
Smith & Wesson Brands, Inc.	1,815	62,980
Standard Motor Products, Inc.	1,293	56,052
Strategic Education, Inc.	491	37,345
Stride, Inc. (a)	1,503	48,291
Sturm Ruger & Co., Inc. (b)	720	64,786
Superior Group of Cos., Inc.	1,277	30,533
The Buckle, Inc.	958	47,661
The Container Store Group, Inc. (a)	1,376	17,943
Tri Pointe Homes, Inc. (a)	2,060	44,146
Tupperware Brands Corp. (a)	549	13,039
Turtle Beach Corp. (a)	1,085	34,633
Universal Electronics, Inc. (a)	871	42,243
Vista Outdoor, Inc. (a)	989	45,771
Winmark Corp.	416	79,905
Winnebago Industries, Inc.	570	38,737
WW International, Inc. (a)	1,161	41,959
XPEL, Inc. (a)	598	50,154
Zumiez, Inc. (a)	893	43,748
		3,020,497
Consumer Staples (6.9%):
B&G Foods, Inc. (c)	1,488	48,806
Cal-Maine Foods, Inc.	2,228	80,676
Central Garden & Pet Co., Class A (a)	1,755	84,767
Coca-Cola Consolidated, Inc.	236	94,903
Edgewell Personal Care Co.	1,931	84,771
elf Beauty, Inc. (a)	2,005	54,416
Fresh Del Monte Produce, Inc.	2,299	75,591
Hostess Brands, Inc. (a)	6,755	109,363
Ingles Markets, Inc., Class A	1,235	71,964
Inter Parfums, Inc.	712	51,264
John B Sanfilippo & Son, Inc.	892	79,004
See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Medifast, Inc.	177	$50,088
MGP Ingredients, Inc.	823	55,668
Natural Grocers by Vitamin Cottage, Inc.	2,406	25,840
Nu Skin Enterprises, Inc., Class A	811	45,943
PriceSmart, Inc.	771	70,169
Seneca Foods Corp., Class A (a)	824	42,090
SpartanNash Co.	2,272	43,872
Sprouts Farmers Market, Inc. (a)	2,825	70,201
The Andersons, Inc.	1,413	43,139
The Simply Good Foods Co. (a)	1,754	64,039
Tootsie Roll Industries, Inc.	1,618	54,866
TreeHouse Foods, Inc. (a)	1,071	47,681
Turning Point Brands, Inc.	915	41,880
United Natural Foods, Inc. (a)	1,129	41,750
Universal Corp.	1,397	79,587
USANA Health Sciences, Inc. (a)	593	60,741
Vector Group Ltd.	3,652	51,639
Veru, Inc. (a)	1,114	8,990
Weis Markets, Inc. (b)	1,343	69,379
		1,803,087
Energy (1.4%):
Bonanza Creek Energy, Inc.	1,025	48,247
Cactus, Inc., Class A	1,084	39,804
Clean Energy Fuels Corp. (a)	1,419	14,403
Diamond S Shipping, Inc. (a)	4,413	43,953
Dorian LPG Ltd. (a)	3,407	48,107
Helix Energy Solutions Group, Inc. (a)	4,783	27,311
International Seaways, Inc.	2,264	43,424
REX American Resources Corp. (a)	351	31,653
W&T Offshore, Inc. (a)	8,122	39,392
World Fuel Services Corp. (b)	1,095	34,744
		371,038
Financials (24.7%):
1st Source Corp.	1,105	51,338
Allegiance Bancshares, Inc.	1,257	48,319
American Equity Investment Life Holding Co.	1,052	34,001
American National Group, Inc.	732	108,739
AMERISAFE, Inc.	1,391	83,029
Atlantic Union Bankshares Corp.	1,089	39,444
Axos Financial, Inc. (a)	1,029	47,735
B Riley Financial, Inc.	835	63,042
BancFirst Corp.	644	40,205
Banner Corp.	790	42,826
BGC Partners, Inc., Class A	9,067	51,410
Brightsphere Investment Group, Inc.	2,269	53,163
Brookline Bancorp, Inc.	3,456	51,667
Capitol Federal Financial, Inc.	4,584	54,000
Cathay General Bancorp	1,193	46,956
City Holding Co.	790	59,440

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Columbia Financial, Inc. (a) (b)	4,253	$73,237
Community Trust Bancorp, Inc.	1,322	53,382
ConnectOne Bancorp, Inc.	1,734	45,379
Cowen, Inc., Class A	1,359	55,787
Crossfirst Bankshares, Inc. (a)	3,218	44,247
Customers Bancorp, Inc.	1,362	53,104
CVB Financial Corp.	2,399	49,395
Dime Community Bancshares, Inc.	1,453	48,850
Eagle Bancorp, Inc.	888	49,799
eHealth, Inc. (a)	458	26,747
Employers Holdings, Inc.	2,026	86,713
Encore Capital Group, Inc. (a)	1,201	56,915
Enova International, Inc. (a)	1,288	44,062
Enterprise Financial Services Corp.	1,009	46,808
FB Financial Corp.	1,072	40,007
Federal Agricultural Mortgage Corp., Class C	693	68,538
Federated Hermes, Inc.	1,858	63,005
First BanCorp/Puerto Rico	3,847	45,856
First Bancorp/Southern Pines NC	1,085	44,387
First Busey Corp.	2,111	52,057
First Commonwealth Financial Corp.	3,148	44,292
First Financial Bancorp	1,792	42,345
First Foundation, Inc.	2,250	50,647
First Interstate BancSystem, Inc., Class A	1,171	48,983
First Merchants Corp.	1,076	44,837
First Midwest Bancorp, Inc.	2,202	43,666
FirstCash, Inc.	913	69,790
Flagstar Bancorp, Inc.	1,303	55,078
Flushing Financial Corp.	2,207	47,296
Fulton Financial Corp.	2,738	43,206
German American Bancorp, Inc.	1,504	55,949
Great Southern Bancorp, Inc., Class A	1,033	55,679
Green Dot Corp., Class A (a)	946	44,320
HarborOne Bancorp, Inc.	4,744	68,029
Heartland Financial USA, Inc.	1,007	47,319
Heritage Financial Corp.	1,838	45,987
Hilltop Holdings, Inc.	1,532	55,765
HomeStreet, Inc.	1,196	48,725
Hope Bancorp, Inc.	3,212	45,546
Horace Mann Educators Corp.	1,699	63,577
Horizon Bancorp, Inc.	2,525	44,011
Independent Bank Corp.	562	42,431
International Bancshares Corp.	1,104	47,406
James River Group Holdings Ltd.	1,317	49,414
Kearny Financial Corp.	4,476	53,488
Lakeland Bancorp, Inc.	2,955	51,653
Lakeland Financial Corp.	879	54,182
Live Oak Bancshares, Inc.	687	40,533
Merchants Bancorp	1,496	58,703
Meridian Bancorp, Inc.	2,918	59,702

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Meta Financial Group, Inc.	882	$44,656
Mr. Cooper Group, Inc. (a)	1,451	47,970
National Bank Holdings Corp., Class A	1,312	49,515
National Western Life Group, Inc., Class A	225	50,488
Navient Corp.	3,513	67,906
NBT Bancorp, Inc.	1,460	52,516
Nelnet, Inc., Class A	945	71,092
Nicolet Bankshares, Inc. (a)	841	59,156
NMI Holdings, Inc., Class A (a)	1,845	41,476
Northfield Bancorp, Inc.	3,816	62,582
Northwest Bancshares, Inc. (b)	3,823	52,146
Oceanfirst Financial Corp.	2,096	43,681
OFG Bancorp	2,178	48,177
Old National Bancorp	3,013	53,059
Origin Bancorp, Inc.	1,264	53,669
Palomar Holdings, Inc. (a)	455	34,334
Park National Corp.	358	42,036
Piper Sandler Cos.	500	64,780
PJT Partners, Inc., Class A	979	69,881
PRA Group, Inc. (a)	1,603	61,667
Preferred Bank	824	52,134
Premier Financial Corp.	1,341	38,098
Provident Financial Services, Inc.	2,355	53,906
QCR Holdings, Inc.	1,116	53,668
Renasant Corp.	1,239	49,560
S&T Bancorp, Inc.	1,426	44,634
Safety Insurance Group, Inc. (b)	966	75,618
Sandy Spring Bancorp, Inc.	1,181	52,118
Sculptor Capital Management, Inc.	1,781	43,795
Seacoast Banking Corp. of Florida	1,202	41,048
ServisFirst Bancshares, Inc.	1,075	73,078
Silvergate Capital Corp., Class A (a)	196	22,211
SiriusPoint Ltd. (a)	5,621	56,603
Southside Bancshares, Inc. (b)	1,648	63,003
Stewart Information Services Corp.	1,163	65,930
Stock Yards Bancorp, Inc.	1,093	55,623
StoneX Group, Inc. (a)	885	53,693
The Bancorp, Inc. (a)	1,914	44,041
The First Bancshares, Inc.	1,557	58,279
Tompkins Financial Corp. (c)	641	49,716
Towne Bank	1,679	51,075
TriCo Bancshares	1,122	47,775
Tristate Capital Holdings, Inc. (a)	1,628	33,195
Triumph Bancorp, Inc. (a)	543	40,318
TrustCo Bank Corp.	1,583	54,424
Trustmark Corp.	1,718	52,914
United Community Banks, Inc.	1,370	43,854
Univest Financial Corp.	1,743	45,963
Veritex Holdings, Inc.	1,549	54,850
Victory Capital Holdings, Inc., Class A (d)	2,309	74,558

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Virtus Investment Partners, Inc.	197	$54,721
Washington Federal, Inc.	1,664	52,882
Washington Trust Bancorp, Inc.	1,057	54,277
WesBanco, Inc.	1,410	50,238
Westamerica Bancorp	1,129	65,516
World Acceptance Corp. (a)	249	39,900
WSFS Financial Corp.	797	37,132
		6,417,283
Health Care (9.4%):
Accuray, Inc. (a)	6,215	28,092
Addus HomeCare Corp. (a)	543	47,371
Amneal Pharmaceuticals, Inc. (a)	6,027	30,858
Amphastar Pharmaceuticals, Inc. (a)	4,110	82,858
Antares Pharma, Inc. (a)	11,075	48,287
Apollo Medical Holdings, Inc. (a)	2,056	129,137
Atrion Corp.	111	68,923
BioDelivery Sciences International, Inc. (a)	9,737	34,859
Brookdale Senior Living, Inc. (a)	4,193	33,125
Cara Therapeutics, Inc. (a)	2,676	38,187
Catalyst Pharmaceuticals, Inc. (a)	9,790	56,293
Co-Diagnostics, Inc. (a)	1,303	10,750
Coherus Biosciences, Inc. (a)	2,671	36,940
Collegium Pharmaceutical, Inc. (a)	1,873	44,278
Community Health Systems, Inc. (a)	2,834	43,757
Computer Programs and Systems, Inc.	1,677	55,727
Corcept Therapeutics, Inc. (a)	983	21,626
CorVel Corp. (a)	744	99,919
Eagle Pharmaceuticals, Inc. (a)	1,390	59,492
Endo International PLC (a)	3,943	18,453
Fulgent Genetics, Inc. (a)	165	15,218
Hanger, Inc. (a)	2,016	50,965
HealthStream, Inc. (a)	3,185	88,989
Infusystem Holdings, Inc. (a)	2,719	56,528
Innoviva, Inc. (a)	4,440	59,540
Integer Holdings Corp. (a)	556	52,375
Ironwood Pharmaceuticals, Inc. (a) (c)	5,807	74,736
LeMaitre Vascular, Inc.	940	57,359
Meridian Bioscience, Inc. (a)	1,390	30,830
ModivCare, Inc. (a)	398	67,688
National HealthCare Corp. (b)	769	53,753
National Research Corp.	1,167	53,565
NextGen Healthcare, Inc. (a)	2,297	38,107
Orthofix Medical, Inc. (a)	1,117	44,803
Owens & Minor, Inc.	472	19,980
Phibro Animal Health Corp., Class A	2,465	71,189
Prestige Consumer Healthcare, Inc. (a)	1,772	92,321
Retractable Technologies, Inc. (a) (c)	1,085	12,543
SIGA Technologies, Inc. (a)	8,180	51,370
Simulations Plus, Inc.	557	30,585
Supernus Pharmaceuticals, Inc. (a)	1,475	45,415

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Surmodics, Inc. (a)	957	$51,917
The Joint Corp. (a)	1,149	96,424
The Pennant Group, Inc. (a)	519	21,227
Triple-S Management Corp., Class B (a)	1,979	44,072
U.S. Physical Therapy, Inc.	338	39,164
Vanda Pharmaceuticals, Inc. (a)	2,240	48,182
Vericel Corp. (a)	891	46,778
Zynex, Inc. (a)	1,865	28,963
		2,433,518
Industrials (20.4%):
ACCO Brands Corp.	5,057	43,642
AeroVironment, Inc. (a)	338	33,851
Alamo Group, Inc.	427	65,194
Albany International Corp.	639	57,037
Ameresco, Inc., Class A (a)	673	42,211
American Woodmark Corp. (a)	469	38,313
Apogee Enterprises, Inc.	1,152	46,921
ArcBest Corp.	756	43,992
Arcosa, Inc.	887	52,102
Argan, Inc.	1,233	58,925
Astec Industries, Inc.	702	44,184
Atlas Air Worldwide Holdings, Inc. (a)	960	65,386
AZZ, Inc.	1,078	55,819
Barnes Group, Inc.	848	43,460
Barrett Business Services, Inc.	808	58,669
Blue Bird Corp. (a)	1,363	33,884
Brady Corp., Class A	1,260	70,610
CAI International, Inc.	835	46,760
Casella Waste Systems, Inc. (a)	1,330	84,362
CBIZ, Inc. (a)	2,581	84,579
Columbus McKinnon Corp.	1,093	52,726
Comfort Systems USA, Inc.	804	63,347
Construction Partners, Inc., Class A (a)	1,395	43,803
CRA International, Inc.	813	69,593
CSW Industrials, Inc.	439	52,004
Daseke, Inc. (a)	5,209	33,754
Deluxe Corp.	904	43,184
Ducommun, Inc. (a)	821	44,794
Dycom Industries, Inc. (a)	485	36,147
Echo Global Logistics, Inc. (a)	1,698	52,197
Encore Wire Corp.	1,036	78,518
Energy Recovery, Inc. (a)	2,680	61,050
Enerpac Tool Group Corp.	2,145	57,100
Ennis, Inc. (b)	3,628	78,075
ESCO Technologies, Inc.	634	59,476
Evoqua Water Technologies Corp. (a)	1,852	62,561
Federal Signal Corp.	1,852	74,506
Forrester Research, Inc. (a)	1,158	53,036
Forward Air Corp.	775	69,556
Gibraltar Industries, Inc. (a)	579	44,183

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Global Industrial Co.	1,182	$43,391
GMS, Inc. (a)	1,148	55,265
Great Lakes Dredge & Dock Corp. (a)	3,596	52,538
Griffon Corp.	1,605	41,136
Healthcare Services Group	1,729	54,585
Heartland Express, Inc.	4,960	84,965
Helios Technologies, Inc.	897	70,011
Herc Holdings, Inc. (a)	438	49,087
Heritage-Crystal Clean, Inc. (a)	1,402	41,611
HNI Corp.	1,385	60,898
Hub Group, Inc., Class A (a)	1,204	79,440
Hyster-Yale Materials Handling, Inc.	513	37,439
ICF International, Inc.	726	63,786
IES Holdings, Inc. (a)	993	51,000
Insteel Industries, Inc.	1,563	50,250
JELD-WEN Holding, Inc. (a)	1,260	33,088
Kadant, Inc.	312	54,940
Kforce, Inc.	885	55,693
Kimball International, Inc., Class B	3,379	44,434
Knoll, Inc.	2,052	53,331
Lindsay Corp.	408	67,434
Marten Transport Ltd.	3,821	63,008
Matson, Inc.	518	33,152
McGrath RentCorp	790	64,440
Meritor, Inc. (a)	1,436	33,631
Miller Industries, Inc.	1,840	72,570
Mueller Industries, Inc.	1,463	63,363
Mueller Water Products, Inc., Class A	5,410	78,012
MYR Group, Inc. (a)	837	76,100
National Presto Industries, Inc.	558	56,721
Northwest Pipe Co. (a)	1,309	36,979
NV5 Global, Inc. (a)	473	44,703
Omega Flex, Inc.	228	33,450
PAE, Inc. (a)	5,490	48,861
Patrick Industries, Inc.	525	38,325
PGT Innovations, Inc. (a)	2,129	49,457
Powell Industries, Inc.	1,624	50,263
Primoris Services Corp.	1,458	42,909
Quanex Building Products Corp.	2,248	55,840
Radiant Logistics, Inc. (a)	7,036	48,759
Raven Industries, Inc.	1,191	68,899
Resources Connection, Inc.	4,501	64,634
Rush Enterprises, Inc., Class A	1,452	62,784
SPX Corp. (a)	992	60,591
SPX Flow, Inc.	838	54,671
Standex International Corp.	579	54,953
Steelcase, Inc., Class A	2,619	39,573
Sterling Construction Co., Inc. (a)	1,563	37,715
Tennant Co.	816	65,158
Terex Corp.	956	45,525

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Gorman-Rupp Co.	1,765	$60,787
The Greenbrier Cos., Inc.	920	40,094
Titan Machinery, Inc. (a)	1,775	54,919
Tutor Perini Corp. (a)	2,279	31,564
U.S. Xpress Enterprise, Inc., Class A (a)	3,133	26,944
Vectrus, Inc. (a)	988	47,019
Veritiv Corp. (a)	1,347	82,733
Werner Enterprises, Inc.	1,725	76,797
		5,309,736
Information Technology (11.1%):
A10 Networks, Inc. (a)	4,294	48,350
ACM Research, Inc., Class A (a)	227	23,204
ADTRAN, Inc.	2,746	56,705
Alpha & Omega Semiconductor Ltd. (a)	852	25,892
American Software, Inc., Class A	2,602	57,140
Avid Technology, Inc. (a)	1,820	71,253
Axcelis Technologies, Inc. (a)	1,073	43,371
AXT, Inc. (a)	1,923	21,114
Benchmark Electronics, Inc.	2,010	57,205
Calix, Inc. (a)	786	37,335
Cambium Networks Corp. (a)	550	26,592
Casa Systems, Inc. (a)	3,604	31,967
Cass Information Systems, Inc.	1,301	53,016
ChannelAdvisor Corp. (a)	1,259	30,858
Clearfield, Inc. (a)	1,113	41,682
CSG Systems International, Inc.	1,704	80,395
CTS Corp.	1,747	64,918
Digi International, Inc. (a)	1,761	35,414
Ebix, Inc.	881	29,866
eGain Corp. (a)	2,596	29,802
ePlus, Inc. (a)	656	56,869
EVERTEC, Inc.	1,744	76,126
ExlService Holdings, Inc. (a)	846	89,896
FARO Technologies, Inc. (a)	584	45,418
GreenSky, Inc., Class A (a)	6,002	33,311
Ichor Holdings Ltd. (a)	838	45,084
Insight Enterprises, Inc. (a)	703	70,307
Intelligent Systems Corp. (a)	1,046	32,907
InterDigital, Inc.	1,114	81,355
Kimball Electronics, Inc. (a)	1,808	39,306
Knowles Corp. (a)	3,097	61,135
Luna Innovations, Inc. (a)	3,210	34,764
Methode Electronics, Inc.	1,361	66,975
Mimecast Ltd. (a)	1,135	60,212
Mitek Systems, Inc. (a)	2,470	47,572
Napco Security Technologies, Inc. (a)	1,533	55,755
NETGEAR, Inc. (a)	1,093	41,884
NetScout Systems, Inc. (a)	2,427	69,267
NVE Corp.	793	58,722
OSI Systems, Inc. (a)	817	83,040

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
PC Connection, Inc. (c)	1,092	$50,527
Perficient, Inc. (a)	1,132	91,035
Photronics, Inc. (a)	4,138	54,663
Plexus Corp. (a)	754	68,923
Progress Software Corp.	1,601	74,046
Ribbon Communications, Inc. (a)	3,931	29,915
Sanmina Corp. (a)	1,529	59,570
ShotSpotter, Inc. (a)	785	38,284
SMART Global Holdings, Inc. (a) (c)	1,013	48,300
Super Micro Computer, Inc. (a)	1,362	47,915
Sykes Enterprises, Inc. (a)	1,491	80,067
The Hackett Group, Inc.	3,740	67,395
Ultra Clean Holdings, Inc. (a)	751	40,344
VirnetX Holding Corp. (a) (c)	5,492	23,451
Vishay Precision Group, Inc. (a)	1,796	61,136
Xperi Holding Corp.	1,906	42,389
		2,893,944
Materials (5.4%):
AdvanSix, Inc. (a)	1,385	41,356
American Vanguard Corp.	2,798	48,993
Boise Cascade Co.	905	52,807
Chase Corp.	494	50,689
Clearwater Paper Corp. (a)	1,117	32,360
Coeur Mining, Inc. (a)	2,723	24,180
Compass Minerals International, Inc.	954	56,534
FutureFuel Corp.	3,752	36,019
GCP Applied Technologies, Inc. (a)	2,160	50,242
Glatfelter Corp.	3,252	45,430
Greif, Inc., Class A	1,046	63,335
H.B. Fuller Co.	1,077	68,508
Hawkins, Inc.	820	26,855
Ingevity Corp. (a)	622	50,606
Innospec, Inc.	537	48,658
Kaiser Aluminum Corp.	350	43,222
Koppers Holdings, Inc. (a)	1,093	35,359
Materion Corp.	834	62,842
Minerals Technologies, Inc.	711	55,934
Myers Industries, Inc.	2,644	55,524
O-I Glass, Inc. (a)	3,039	49,627
Orion Engineered Carbons SA (a)	2,137	40,582
PQ Group Holdings, Inc.	3,056	46,940
Rayonier Advanced Materials, Inc. (a)	2,349	15,715
Schnitzer Steel Industries, Inc.	1,262	61,901
Schweitzer-Mauduit International, Inc.	1,151	46,477
Stepan Co.	589	70,839
SunCoke Energy, Inc.	4,681	33,422
Trinseo SA	551	32,972
U.S. Concrete, Inc. (a)	595	43,911
		1,391,839

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Real Estate (1.7%):
Forestar Group, Inc. (a)	2,979	$62,291
Kennedy-Wilson Holdings, Inc.	3,287	65,313
Marcus & Millichap, Inc. (a)	1,825	70,938
Newmark Group, Inc., Class A	3,434	41,242
RE/MAX Holdings, Inc.	1,367	45,562
Tejon Ranch Co. (a)	4,111	62,528
The RMR Group, Inc., Class A	1,109	42,852
The St. Joe Co.	915	40,818
		431,544
Utilities (3.8%):
American States Water Co.	1,103	87,755
Avista Corp.	1,865	79,579
California Water Service Group	1,370	76,090
Chesapeake Utilities Corp.	632	76,048
MGE Energy, Inc.	1,272	94,688
Middlesex Water Co.	888	72,576
Northwest Natural Holding Co.	1,182	62,079
NorthWestern Corp.	1,180	71,060
Otter Tail Corp. (b)	1,741	84,978
SJW Group	1,125	71,212
South Jersey Industries, Inc.	2,303	59,717
The York Water Co.	1,644	74,473
Unitil Corp. (b)	1,641	86,924
		997,179
Total Common Stocks (Cost $21,979,678)		25,864,018
Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (e)	2,631	2,631
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	71,259	71,259
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	1,313	1,313
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	10,469	10,469
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	47,068	47,068
Total Collateral for Securities Loaned (Cost $132,740)		132,740
Total Investments (Cost $22,112,418) — 100.0%		25,996,758
Liabilities in excess of other assets — 0.0%		(11,071)
NET ASSETS — 100.00%		$25,985,687

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Affiliated security (See Note 8 in the Notes to Financial Statements)

(e)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	9/17/21	$112,254	$115,390	$3,136
Total unrealized appreciation					$3,136
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$3,136

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.4%)
Australia (4.6%):
Communication Services (0.5%):
REA Group Ltd.	1,796	$227,622
Telstra Corp. Ltd.	112,415	316,926
		544,548
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	7,292	235,596
Consumer Staples (0.8%):
Coles Group Ltd.	22,983	294,506
Endeavour Group Ltd. (a)	9,635	45,441
Wesfarmers Ltd.	7,755	343,648
Woolworths Group Ltd.	9,635	275,463
		959,058
Financials (1.5%):
ASX Ltd.	5,843	340,454
Australia & New Zealand Banking Group Ltd.	10,599	223,711
Commonwealth Bank of Australia	4,222	316,154
Macquarie Group Ltd.	2,182	255,929
National Australia Bank Ltd.	11,257	221,310
Suncorp Group Ltd.	22,662	188,781
Westpac Banking Corp.	11,536	223,248
		1,769,587
Health Care (0.7%):
CSL Ltd.	1,142	244,200
Ramsay Health Care Ltd.	4,361	205,839
Sonic Healthcare Ltd.	10,698	308,020
		758,059
Industrials (0.3%):
Brambles Ltd.	35,043	300,588
Materials (0.6%):
BHP Group Ltd.	5,522	201,099
Fortescue Metals Group Ltd.	8,058	141,018
Newcrest Mining Ltd.	10,453	198,136
Rio Tinto Ltd.	2,173	206,336
		746,589
		5,314,025
Austria (0.5%):
Energy (0.1%):
OMV AG	3,070	174,602
Financials (0.2%):
Erste Group Bank AG	4,941	181,249
Utilities (0.2%):
Verbund AG	2,298	211,559
		567,410

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Belgium (1.2%):
Financials (0.8%):
Ageas SA (b)	3,399	$188,598
Groupe Bruxelles Lambert SA	2,628	293,942
KBC Group NV	2,138	162,989
Sofina SA	783	337,727
		983,256
Health Care (0.2%):
UCB SA	1,890	197,549
Materials (0.2%):
Umicore SA	2,909	177,620
		1,358,425
Canada (11.9%):
Communication Services (1.0%):
BCE, Inc. (c)	8,844	436,206
Rogers Communications, Inc., Class B	5,575	296,428
TELUS Corp. (b) (c)	17,394	390,151
		1,122,785
Consumer Discretionary (0.6%):
Dollarama, Inc.	7,180	328,702
Magna International, Inc.	1,992	184,462
Restaurant Brands International, Inc. (b)	3,605	232,315
		745,479
Consumer Staples (1.6%):
Alimentation Couche-Tard, Inc., Class B	7,348	270,051
George Weston Ltd.	4,694	447,471
Loblaw Cos. Ltd.	7,564	465,594
Metro, Inc.	8,817	422,781
Saputo, Inc. (b)	9,279	276,783
		1,882,680
Energy (0.5%):
Enbridge, Inc.	7,194	288,074
TC Energy Corp.	5,280	261,316
		549,390
Financials (3.6%):
Bank of Montreal	3,207	328,773
Canadian Imperial Bank of Commerce (b)	4,425	503,802
Fairfax Financial Holdings Ltd.	496	217,545
Great-West Lifeco, Inc. (b)	11,373	337,868
Intact Financial Corp.	2,444	332,091
Manulife Financial Corp.	10,154	199,901
National Bank of Canada	5,343	399,928
Power Corp. of Canada (b)	11,803	373,117
Royal Bank of Canada	4,541	460,145
Sun Life Financial, Inc.	5,901	304,334

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Bank of Nova Scotia	5,414	$352,168
The Toronto-Dominion Bank	5,206	364,891
		4,174,563
Industrials (1.4%):
Canadian National Railway Co.	2,715	286,506
Canadian Pacific Railway Ltd. (b)	4,020	309,171
Thomson Reuters Corp.	3,184	316,319
Waste Connections, Inc.	3,347	399,944
WSP Global, Inc.	2,688	313,824
		1,625,764
Information Technology (0.8%):
CGI, Inc. (a)	3,210	291,086
Constellation Software, Inc.	169	255,997
Open Text Corp.	6,330	321,505
Shopify, Inc., Class A (a)	83	121,404
		989,992
Materials (1.0%):
Aginco Eagle Mines Ltd.	2,667	161,302
Barrick Gold Corp. (b)	8,443	174,664
CCL Industries, Inc.	4,218	232,341
Franco-Nevada Corp.	1,774	257,483
Nutrien Ltd.	3,545	214,834
Wheaton Precious Metals Corp.	3,727	164,308
		1,204,932
Utilities (1.4%):
Algonquin Power & Utilities Corp. (b)	19,086	284,427
Emera, Inc.	9,395	426,315
Fortis, Inc.	10,370	459,094
Hydro One Ltd. (d)	17,020	411,424
		1,581,260
		13,876,845
Denmark (3.0%):
Consumer Discretionary (0.2%):
Pandora A/S	1,381	185,666
Consumer Staples (0.2%):
Carlsberg A/S, Class B	1,514	282,262
Financials (0.3%):
Danske Bank A/S (b)	10,436	183,662
Tryg A/S	7,560	185,615
		369,277
Health Care (1.1%):
Ambu A/S, Class B	2,485	95,551
Coloplast A/S, Class B	1,532	251,412
Demant A/S (a) (b)	3,733	210,157
Genmab A/S (a)	546	223,440

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
GN Store Nord A/S	2,332	$203,734
Novo Nordisk A/S, Class B	3,593	301,064
		1,285,358
Industrials (0.6%):
AP Moller — Maersk A/S, Class B	79	227,098
DSV PANALPINA A/S	1,216	283,623
Vestas Wind Systems A/S	3,915	152,846
		663,567
Materials (0.5%):
Christian Hansen Holding A/S	2,950	266,287
Novozymes A/S, B Shares	4,040	304,564
		570,851
Utilities (0.1%):
Orsted A/S (d)	1,122	157,466
		3,514,447
Finland (1.9%):
Communication Services (0.3%):
Elisa Oyj	4,985	297,404
Consumer Staples (0.3%):
Kesko Oyj, Class B	9,174	338,811
Energy (0.1%):
Neste Oyj	2,831	173,327
Financials (0.2%):
Nordea Bank Abp	24,635	274,292
Industrials (0.4%):
Kone Oyj, Class B	3,674	299,687
Metso Outotec Oyj	14,021	162,843
		462,530
Materials (0.4%):
Stora Enso Oyj, Class R	11,162	203,601
UPM-Kymmene Oyj	6,341	239,822
		443,423
Utilities (0.2%):
Fortum Oyj	8,997	248,112
		2,237,899
France (7.8%):
Communication Services (0.7%):
Iliad SA	1,374	201,021
Orange SA (b)	19,901	226,864
Publicis Groupe SA	2,880	184,181
Vivendi SA (b)	5,636	189,303
		801,369

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Consumer Discretionary (1.0%):
Cie Generale des Etablissements Michelin SCA	1,556	$248,126
Hermes International	262	381,608
Kering SA	327	285,730
LVMH Moet Hennessy Louis Vuitton SE	347	272,062
		1,187,526
Consumer Staples (1.2%):
Carrefour SA	11,077	217,810
Danone SA	3,527	248,264
L'Oreal SA	771	343,520
Pernod Ricard SA	1,371	304,287
Remy Cointreau SA	1,241	256,160
		1,370,041
Financials (0.9%):
Amundi SA (d)	2,937	258,896
AXA SA	8,206	208,057
BNP Paribas SA	2,315	145,111
CNP Assurances	8,945	152,185
Credit Agricole SA	10,878	152,366
Natixis SA	25,145	119,248
		1,035,863
Health Care (0.5%):
BioMerieux	1,261	146,515
Sanofi	2,904	304,224
Sartorius Stedim Biotech	335	158,434
		609,173
Industrials (2.4%):
Alstom SA (a)	3,722	187,942
Bollore SA	40,896	219,159
Bouygues SA	4,833	178,720
Bureau Veritas SA	8,930	282,474
Cie de Saint-Gobain	4,051	266,753
Edenred	3,845	219,044
Eiffage SA	1,630	165,812
Legrand SA	3,009	318,434
Safran SA	1,071	148,463
Schneider Electric SE	1,678	263,960
Teleperformance	596	241,877
Thales SA	1,704	173,824
Vinci SA	1,545	164,840
		2,831,302
Information Technology (0.6%):
Capgemini SE (b)	1,269	243,735
Dassault Systemes SA	1,153	279,552
Worldline SA (a) (d)	1,992	186,435
		709,722

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Materials (0.3%):
Air Liquide SA	2,137	$374,118
Utilities (0.2%):
Veolia Environnement SA	7,357	222,162
		9,141,276
Germany (6.9%):
Communication Services (0.3%):
Deutsche Telekom AG	16,285	343,907
Consumer Discretionary (1.0%):
adidas AG	542	201,712
Bayerische Motoren Werke AG	2,423	256,563
Daimler AG	2,165	193,283
HelloFresh SE (a)	1,302	126,549
Puma SE	1,991	237,353
Zalando SE (a) (d)	1,514	183,001
		1,198,461
Consumer Staples (0.3%):
Beiersdorf AG	2,542	306,655
Financials (1.1%):
Allianz SE, Registered Shares	894	222,904
Deutsche Bank AG, Registered Shares (a)	13,173	171,579
Deutsche Boerse AG	1,486	259,339
Hannover Rueck SE	1,288	215,468
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	651	178,254
Talanx AG	4,751	194,220
		1,241,764
Health Care (0.9%):
Carl Zeiss Meditec AG	1,292	249,607
Fresenius Medical Care AG & Co. KGaA	3,128	259,749
Fresenius SE & Co. KGaA	4,745	247,503
Merck KGaA	1,544	296,004
		1,052,863
Industrials (1.1%):
Brenntag SE	2,838	263,864
Deutsche Post AG, Registered Shares	5,019	341,324
KION Group AG	2,035	216,855
MTU Aero Engines AG	548	135,725
Rational AG	213	192,936
Siemens AG, Registered Shares	1,293	204,838
		1,355,542
Information Technology (0.4%):
Infineon Technologies AG	3,771	151,207
SAP SE	1,300	183,167
TeamViewer AG (a) (d)	2,794	105,075
		439,449

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Materials (0.6%):
Covestro AG (d)	2,565	$165,617
Evonik Industries AG	7,167	240,302
Symrise AG	2,429	338,381
		744,300
Real Estate (0.7%):
Deutsche Wohnen SE	4,824	295,005
LEG Immobilien SE	2,248	323,694
Vonovia SE	3,938	254,549
		873,248
Utilities (0.5%):
E.ON SE	28,900	334,211
RWE AG	5,655	204,893
		539,104
		8,095,293
Hong Kong (4.0%):
Consumer Discretionary (0.3%):
Techtronic Industries Co. Ltd.	8,954	156,381
Xinyi Glass Holdings Ltd.	52,000	211,976
		368,357
Consumer Staples (0.2%):
WH Group Ltd. (d)	211,482	190,124
Financials (0.5%):
AIA Group Ltd.	14,608	181,563
Hang Seng Bank Ltd.	12,772	255,141
Hong Kong Exchanges and Clearing Ltd.	2,658	158,437
		595,141
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	133,204	130,732
Industrials (0.4%):
CK Hutchison Holdings Ltd.	30,066	234,282
MTR Corp. Ltd.	48,272	268,900
		503,182
Real Estate (1.1%):
CK Asset Holdings Ltd.	38,035	262,577
Henderson Land Development Co. Ltd.	62,158	294,614
New World Development Co. Ltd.	40,368	209,793
Sino Land Co. Ltd.	145,158	228,840
Sun Hung Kai Properties Ltd.	16,566	246,865
		1,242,689
Utilities (1.4%):
CK Infrastructure Holdings Ltd.	48,154	287,159
CLP Holdings Ltd.	42,138	416,816
See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Hong Kong and China Gas Co. Ltd.	274,239	$425,976
Power Assets Holdings Ltd. (c)	73,882	453,430
		1,583,381
		4,613,606
Ireland (1.2%):
Consumer Discretionary (0.1%):
Flutter Entertainment PLC (a)	982	178,537
Consumer Staples (0.3%):
Kerry Group PLC	2,211	308,798
Industrials (0.4%):
Experian PLC	6,383	245,958
Kingspan Group PLC	1,961	185,161
		431,119
Materials (0.4%):
CRH PLC	4,177	210,472
Smurfit Kappa Group PLC	4,007	217,346
		427,818
		1,346,272
Israel (0.4%):
Financials (0.2%):
Bank Hapoalim BM (a)	34,272	275,330
Information Technology (0.2%):
Nice Ltd. (a)	868	212,235
		487,565
Italy (2.7%):
Communication Services (0.4%):
Infrastrutture Wireless Italiane SpA (d)	23,015	259,552
Telecom Italia SpA	326,349	162,081
		421,633
Consumer Discretionary (0.2%):
Moncler SpA	3,125	211,408
Energy (0.2%):
Snam SpA (b)	48,840	282,287
Financials (1.0%):
Assicurazioni Generali SpA	13,356	267,690
FinecoBank Banca Fineco SpA (a)	12,190	212,453
Intesa Sanpaolo SpA	77,872	215,072
Mediobanca Banca di Credito Finanziario SpA (a)	17,341	202,512
Poste Italiane SpA (d)	18,421	243,517
		1,141,244
Health Care (0.3%):
DiaSorin SpA (b)	766	144,854
Recordati Industria Chimica e Farmaceutica SpA	4,634	264,816
		409,670

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Information Technology (0.2%):
Nexi SpA (a) (d)	9,831	$215,747
Utilities (0.4%):
Enel SpA	24,084	223,636
Terna SPA	39,740	296,077
		519,713
		3,201,702
Japan (18.4%):
Communication Services (1.1%):
KDDI Corp.	8,900	277,624
Nexon Co. Ltd.	4,000	89,161
Nintendo Co. Ltd. (c)	300	174,523
Nippon Telegraph & Telephone Corp.	10,800	281,424
Softbank Corp.	22,400	293,108
SoftBank Group Corp.	1,500	104,992
Z Holdings Corp.	21,400	107,270
		1,328,102
Consumer Discretionary (2.6%):
Bandai Namco Holdings, Inc.	2,500	173,479
Fast Retailing Co. Ltd.	200	150,576
Honda Motor Co. Ltd.	6,100	194,950
Koito Manufacturing Co. Ltd.	2,300	143,077
Nitori Holdings Co. Ltd.	1,300	230,086
Pan Pacific International Holdings Corp.	9,100	188,914
Panasonic Corp.	14,100	163,176
Sekisui House Ltd.	12,800	262,557
Sharp Corp.	7,300	120,462
Shimano, Inc.	800	189,773
Sony Group Corp.	1,900	184,988
Subaru Corp.	8,900	175,588
Sumitomo Electric Industries Ltd.	12,400	182,964
Suzuki Motor Corp.	3,600	152,355
Toyota Industries Corp.	2,500	216,285
Toyota Motor Corp.	3,500	305,951
		3,035,181
Consumer Staples (1.6%):
Ajinomoto Co., Inc.	10,800	280,403
Asahi Group Holdings Ltd.	3,900	182,255
Japan Tobacco, Inc. (b)	15,000	283,377
Kao Corp.	3,900	239,976
Kikkoman Corp.	2,500	164,971
Kirin Holdings Co. Ltd. (b)	12,100	235,944
Seven & i Holdings Co. Ltd.	4,900	233,663
Unicharm Corp.	5,700	229,375
		1,849,964

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Financials (2.5%):
Dai-ichi Life Holdings, Inc.	9,700	$177,618
Japan Exchange Group, Inc.	9,200	204,573
Japan Post Bank Co. Ltd.	27,200	228,462
Japan Post Holdings Co. Ltd.	25,900	212,250
Japan Post Insurance Co. Ltd.	9,100	168,270
Mitsubishi UFJ Financial Group, Inc.	45,400	245,270
Mizuho Financial Group, Inc.	16,270	232,523
MS&AD Insurance Group Holdings, Inc.	8,800	254,145
Nomura Holdings, Inc.	37,100	189,641
ORIX Corp.	9,900	167,065
Sompo Holdings, Inc.	6,300	232,875
Sumitomo Mitsui Financial Group, Inc.	6,700	231,014
Sumitomo Mitsui Trust Holdings, Inc.	6,600	209,622
Tokio Marine Holdings, Inc.	4,000	183,939
		2,937,267
Health Care (2.6%):
Astellas Pharma, Inc.	15,100	262,972
Chugai Pharmaceutical Co. Ltd.	4,300	170,405
Daiichi Sankyo Co. Ltd.	6,300	135,806
Eisai Co. Ltd.	1,900	186,870
Hoya Corp.	1,800	238,693
Kyowa Kirin Co. Ltd.	7,900	280,212
M3, Inc.	1,900	138,771
Olympus Corp.	7,600	151,070
Ono Pharmaceutical Co. Ltd.	8,600	191,928
Otsuka Holdings Co. Ltd.	6,400	265,438
Shionogi & Co. Ltd.	4,800	250,241
Sysmex Corp.	2,100	249,550
Takeda Pharmaceutical Co. Ltd.	7,800	261,147
Terumo Corp.	6,000	243,176
		3,026,279
Industrials (3.1%):
Daifuku Co. Ltd.	1,800	163,504
Daikin Industries Ltd.	1,100	204,888
FANUC Corp.	800	192,978
ITOCHU Corp.	10,800	311,127
Komatsu Ltd.	6,500	161,535
Kubota Corp.	8,800	178,012
Makita Corp.	4,100	193,041
Mitsubishi Corp.	9,800	267,145
Mitsubishi Electric Corp.	16,500	239,523
Mitsui & Co. Ltd.	10,200	229,610
MonotaRO Co. Ltd.	4,400	104,177
Nidec Corp.	1,500	173,861
Recruit Holdings Co. Ltd.	3,400	167,429
Secom Co. Ltd.	3,000	228,052
SG Holdings Co. Ltd.	5,600	146,856
SMC Corp.	400	236,406

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Toshiba Corp.	5,400	$233,589
Toyota Tsusho Corp.	4,200	198,506
		3,630,239
Information Technology (3.4%):
Advantest Corp.	1,800	162,207
Canon, Inc. (b)	6,900	156,101
Disco Corp.	600	183,381
FUJIFILM Holdings Corp.	4,500	333,773
Fujitsu Ltd.	1,400	262,153
Hitachi Ltd.	4,000	229,060
Keyence Corp.	400	201,909
Kyocera Corp.	3,700	228,768
Lasertec Corp. (b)	1,000	194,364
Murata Manufacturing Co. Ltd.	2,700	206,170
NEC Corp.	3,400	175,081
Nomura Research Institute Ltd.	6,078	201,086
NTT Data Corp.	11,800	184,096
Obic Co. Ltd.	1,300	242,375
Omron Corp.	2,600	206,212
Oracle Corp.	1,800	137,739
Renesas Electronics Corp. (a)	12,600	136,232
TDK Corp.	1,400	170,022
Tokyo Electron Ltd.	400	173,137
Yaskawa Electric Corp.	3,800	185,758
		3,969,624
Materials (0.9%):
Asahi Kasei Corp.	16,000	175,801
Nippon Paint Holdings Co. Ltd.	9,000	122,182
Nitto Denko Corp.	2,600	194,040
Shin-Etsu Chemical Co. Ltd.	1,300	217,447
Sumitomo Metal Mining Co. Ltd.	3,500	136,276
Toray Industries, Inc.	26,400	175,660
		1,021,406
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	6,600	198,154
Mitsubishi Estate Co. Ltd.	11,600	187,607
Mitsui Fudosan Co. Ltd.	6,500	150,563
Sumitomo Realty & Development Co. Ltd.	4,400	157,256
		693,580
		21,491,642
Korea, Republic Of (4.3%):
Communication Services (0.8%):
Kakao Corp.	1,815	262,740
NAVER Corp.	477	176,863
NCSoft Corp.	175	127,442
Netmarble Corp. (d)	1,142	135,904
SK Telecom Co. Ltd.	928	263,730
		966,679

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd.	426	$110,472
Hyundai Motor Co.	537	114,220
Kia Corp.	1,555	123,737
LG Electronics, Inc.	744	108,032
		456,461
Consumer Staples (0.6%):
Amorepacific Corp.	698	156,213
KT&G Corp.	4,013	300,797
LG Household & Health Care Ltd.	141	220,641
		677,651
Financials (0.6%):
Hana Financial Group, Inc.	4,674	191,152
KB Financial Group, Inc.	4,372	216,659
Samsung Life Insurance Co. Ltd.	1,866	132,244
Shinhan Financial Group Co. Ltd.	6,261	225,752
		765,807
Health Care (0.3%):
Celltrion Healthcare Co. Ltd. (a)	926	95,149
Celltrion, Inc. (a)	428	102,059
Samsung Biologics Co. Ltd. (a) (d)	241	180,001
		377,209
Industrials (0.2%):
LG Corp.	1,500	136,545
Samsung C&T Corp.	1,332	161,473
		298,018
Information Technology (0.7%):
Samsung Electro-Mechanics Co. Ltd.	1,039	163,324
Samsung Electronics Co. Ltd.	2,722	195,085
Samsung SDI Co. Ltd.	232	143,815
Samsung SDS Co. Ltd.	920	151,155
SK Hynix, Inc.	1,234	139,729
		793,108
Materials (0.5%):
LG Chem Ltd.	157	118,517
Lotte Chemical Corp.	412	96,048
POSCO	701	216,650
POSCO Chemical Co. Ltd.	804	102,821
		534,036
Utilities (0.2%):
Korea Electric Power Corp.	8,364	184,587
		5,053,556
Luxembourg (0.3%):
Health Care (0.2%):
Eurofins Scientific SE (a)	1,848	211,213

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Real Estate (0.1%):
Aroundtown SA	20,687	$161,385
		372,598
Netherlands (2.9%):
Communication Services (0.2%):
Koninklijke KPN NV	66,805	208,625
Consumer Staples (0.6%):
Davide Campari-Milano NV	22,476	300,986
Koninklijke Ahold Delhaize NV	11,740	348,950
		649,936
Financials (0.4%):
Aegon NV	26,948	111,792
ING Groep NV	11,928	157,541
NN Group NV	4,854	228,931
		498,264
Health Care (0.2%):
Koninklijke Philips NV	4,266	211,365
Industrials (0.5%):
Randstad NV	2,818	215,497
Wolters Kluwer NV	3,591	360,697
		576,194
Information Technology (0.5%):
Adyen NV (a) (d)	70	171,006
ASM International NV	575	188,838
ASML Holding NV	368	252,794
		612,638
Materials (0.5%):
Akzo Nobel NV	2,486	307,121
Koninklijke DSM NV	1,672	312,019
		619,140
		3,376,162
New Zealand (0.3%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	7,198	156,533
Information Technology (0.2%):
Xero Ltd. (a)	1,967	202,203
		358,736
Norway (1.7%):
Communication Services (0.3%):
Telenor ASA	18,594	313,494
Consumer Staples (0.5%):
Mowi ASA	7,366	187,441
Orkla ASA, Class A	35,421	360,951
		548,392

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Energy (0.1%):
Aker BP ASA	6,069	$193,504
Financials (0.4%):
DNB ASA	10,102	220,206
Gjensidige Forsikring ASA	11,264	248,415
		468,621
Materials (0.4%):
Norsk Hydro ASA	32,772	209,209
Yara International ASA	5,363	282,414
		491,623
		2,015,634
Portugal (0.5%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	19,585	357,125
Utilities (0.2%):
EDP — Energias de Portugal SA	40,091	212,469
		569,594
Russian Federation (0.1%):
Materials (0.1%):
Polymetal International PLC	7,769	167,036
Singapore (1.3%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	164,300	279,862
Consumer Staples (0.2%):
Wilmar International Ltd.	53,100	177,737
Financials (0.9%):
DBS Group Holdings Ltd.	13,600	301,559
Oversea-Chinese Banking Corp. Ltd.	40,700	361,771
United Overseas Bank Ltd.	17,300	332,257
		995,587
		1,453,186
Spain (1.3%):
Communication Services (0.1%):
Telefonica SA	32,883	153,645
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,452	192,043
Financials (0.2%):
Banco Bilbao Vizcaya Argentaria SA	21,237	131,635
CaixaBank SA	45,837	140,970
		272,605
Health Care (0.2%):
Grifols SA	8,131	220,181

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	3,799	$101,748
Utilities (0.5%):
Endesa SA	11,064	268,385
Iberdrola SA	25,229	307,492
		575,877
		1,516,099
Sweden (5.6%):
Consumer Discretionary (0.3%):
Evolution AB (d)	1,105	174,669
Hennes & Mauritz AB, Class B (a) (b)	6,777	160,799
		335,468
Consumer Staples (0.7%):
Essity AB, Class B	9,270	307,498
ICA Gruppen AB	6,118	284,819
Swedish Match AB	28,030	239,098
		831,415
Energy (0.2%):
Lundin Energy AB	4,655	164,750
Financials (1.8%):
EQT AB	4,494	163,149
Industrivarden AB, Class C	8,078	295,716
Investor AB, Class B (a)	15,556	358,645
Kinnevik AB, Class B	6,714	268,855
L E Lundbergforetagen AB, Class B	5,288	341,301
Skandinaviska Enskilda Banken AB, Class A	18,923	244,511
Svenska Handelsbanken AB, Class A	21,510	242,765
Swedbank AB, Class A	12,554	233,660
		2,148,602
Industrials (1.8%):
Alfa Laval AB	6,634	234,403
Assa Abloy AB, Class B	8,397	253,021
Atlas Copco AB, Class A	4,159	254,724
Epiroc AB, Class A	11,549	263,226
Nibe Industrier AB, Class B	26,000	273,566
Sandvik AB	7,126	182,073
Skanska AB, Class B	8,730	231,627
SKF AB, B Shares	7,631	194,352
Volvo AB, Class B (b)	9,120	219,483
		2,106,475
Information Technology (0.4%):
Hexagon AB, Class B	21,245	314,866
Telefonaktiebolaget LM Ericsson, Class B	15,184	190,891
		505,757

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Materials (0.4%):
Boliden AB	4,989	$191,849
Svenska Cellulosa AB SCA, Class B	15,977	261,907
		453,756
		6,546,223
Switzerland (7.5%):
Communication Services (0.4%):
Swisscom AG, Registered Shares	738	421,418
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA, Registered Shares	2,014	243,748
Consumer Staples (1.3%):
Barry Callebaut AG, Registered Shares	172	399,784
Chocoladefabriken Lindt & Spruengli AG	37	368,200
Coca-Cola HBC AG	5,965	215,661
Nestle SA, Registered Shares	3,924	488,782
		1,472,427
Financials (1.3%):
Credit Suisse Group AG, Registered Shares	12,834	134,473
Julius Baer Group Ltd.	3,397	221,741
Partners Group Holding AG	250	378,784
Swiss Life Holding AG	483	234,764
UBS Group AG	13,970	213,854
Zurich Insurance Group AG	696	279,303
		1,462,919
Health Care (1.2%):
Lonza Group AG, Registered Shares	355	251,686
Novartis AG, Registered Shares	3,785	345,028
Roche Holding AG	855	322,173
Sonova Holding AG	694	261,094
Straumann Holding AG, Class R	161	256,730
		1,436,711
Industrials (1.6%):
ABB Ltd., Registered Shares	9,998	339,283
Geberit AG, Registered Shares	557	417,901
Kuehne + Nagel International AG, Registered Shares	1,217	416,543
Schindler Holding AG	1,050	321,243
SGS SA, Registered Shares	120	370,249
		1,865,219
Information Technology (0.4%):
Logitech International SA, Class R	1,439	174,391
Stmicroelectronics NV	4,098	148,698
Temenos AG	1,063	170,770
		493,859

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Materials (1.1%):
EMS-Chemie Holding AG	363	$356,721
Givaudan SA, Registered Shares	84	390,759
Holcim Ltd.	4,575	274,500
Sika AG, Registered Shares	979	320,159
		1,342,139
		8,738,440
United Kingdom (9.1%):
Communication Services (0.4%):
BT Group PLC (a)	85,657	229,837
Vodafone Group PLC	115,064	193,108
		422,945
Consumer Discretionary (0.9%):
Barratt Developments PLC	15,605	150,048
Burberry Group PLC (a)	7,167	204,797
Compass Group PLC (a)	6,350	133,673
JD Sports Fashion PLC	12,476	158,579
Next PLC (a)	1,611	175,046
Persimmon PLC	4,109	168,109
		990,252
Consumer Staples (1.5%):
Associated British Foods PLC	4,921	150,827
British American Tobacco PLC	6,380	247,078
Diageo PLC	5,190	248,442
Imperial Brands PLC	10,483	225,751
Reckitt Benckiser Group PLC	2,990	264,547
Tesco PLC	91,899	283,383
Unilever PLC	4,652	272,200
		1,692,228
Financials (1.9%):
3i Group PLC	13,647	221,407
Admiral Group PLC	6,660	289,609
Aviva PLC	37,761	211,991
Barclays PLC	59,251	140,234
Hargreaves Lansdown PLC	7,613	167,315
HSBC Holdings PLC	26,319	151,906
Legal & General Group PLC	44,095	157,105
Lloyds Banking Group PLC	250,244	161,601
London Stock Exchange Group PLC	1,576	173,728
Phoenix Group Holdings PLC	24,818	232,181
Schroders PLC	4,470	217,191
Standard Chartered PLC	21,332	136,015
		2,260,283

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Health Care (0.6%):
AstraZeneca PLC	2,279	$273,697
GlaxoSmithKline PLC (c)	14,723	289,039
Smith & Nephew PLC	8,785	189,853
		752,589
Industrials (1.7%):
Ashtead Group PLC	3,672	272,425
BAE Systems PLC	29,711	214,508
Bunzl PLC	7,178	237,179
Ferguson PLC	1,934	268,830
Intertek Group PLC	3,072	234,964
RELX PLC	9,198	244,132
Rentokil Initial PLC	34,154	233,831
Spirax-Sarco Engineering PLC	1,718	323,517
		2,029,386
Information Technology (0.4%):
AVEVA Group PLC	3,515	180,269
Halma PLC	7,701	286,733
		467,002
Materials (1.3%):
Anglo American PLC	4,130	164,084
Antofagasta PLC	7,568	150,259
BHP Group PLC	6,285	185,157
Croda International PLC	2,940	299,608
Evraz PLC (c)	20,147	164,963
Fresnillo PLC	9,419	100,520
Mondi PLC	8,585	225,724
Rio Tinto PLC	2,399	197,392
		1,487,707
Utilities (0.4%):
National Grid PLC	22,523	286,845
SSE PLC	11,041	229,139
		515,984
		10,618,376
Total Common Stocks (Cost $93,136,944)		116,032,047
Rights (0.0%) (e)
Spain (0.0%): (e)
Industrials (0.0%): (e)
ACS Actividades de Construccion y Servicios SA , Expires 7/7/21 (a)	3,799	5,315
Total Rights (Cost $5,760)		5,315

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Collateral for Securities Loaned^ (4.2%)
United States (4.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (f)	96,378	$96,378
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (f)	2,610,558	2,610,558
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	48,097	48,097
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (f)	383,512	383,512
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	1,724,344	1,724,344
Total Collateral for Securities Loaned (Cost $4,862,889)		4,862,889
Total Investments (Cost $98,005,593) — 103.6%		120,900,251
Liabilities in excess of other assets — (3.6)%		(4,190,190)
NET ASSETS — 100.00%		$116,710,061

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $3,083,435 and amounted to 2.6% of net assets.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	3	9/17/21	$351,472	$345,615	$(5,857)
Total unrealized appreciation					$—
Total unrealized depreciation					(5,857)
Total net unrealized appreciation (depreciation)					$(5,857)

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (3.3%):
Omnicom Group, Inc.	22,041	$1,763,060
The Interpublic Group of Cos., Inc.	57,707	1,874,900
Verizon Communications, Inc.	65,240	3,655,397
		7,293,357
Consumer Discretionary (2.7%):
Genuine Parts Co.	18,833	2,381,810
Hasbro, Inc.	18,710	1,768,469
Whirlpool Corp.	8,443	1,840,743
		5,991,022
Consumer Staples (18.8%):
Altria Group, Inc.	55,932	2,666,838
Archer-Daniels-Midland Co.	39,172	2,373,823
Bunge Ltd.	23,951	1,871,771
Campbell Soup Co.	51,958	2,368,765
Conagra Brands, Inc.	70,507	2,565,045
General Mills, Inc.	49,326	3,005,433
Kellogg Co.	49,316	3,172,498
Kimberly-Clark Corp.	23,820	3,186,640
PepsiCo, Inc.	25,339	3,754,480
Philip Morris International, Inc.	27,692	2,744,554
The Coca-Cola Co.	51,356	2,778,873
The J.M. Smucker Co. (a)	20,697	2,681,710
The Kraft Heinz Co.	59,020	2,406,836
The Procter & Gamble Co.	29,781	4,018,350
Tyson Foods, Inc., Class A	28,046	2,068,673
		41,664,289
Energy (2.3%):
Kinder Morgan, Inc.	116,176	2,117,889
ONEOK, Inc.	23,280	1,295,299
The Williams Cos., Inc.	66,429	1,763,690
		5,176,878
Financials (22.6%):
Apollo Global Management, Inc. (a)	30,235	1,880,617
Ares Management Corp., Class A	43,255	2,750,585
Citigroup, Inc.	20,693	1,464,030
Citizens Financial Group, Inc.	25,762	1,181,703
CME Group, Inc.	10,311	2,192,944
Comerica, Inc.	15,592	1,112,333
Everest Re Group Ltd.	7,708	1,942,493
Fidelity National Financial, Inc.	48,888	2,124,673
Fifth Third Bancorp	35,532	1,358,388
First Horizon Corp.	70,386	1,216,270
Franklin Resources, Inc.	54,911	1,756,603
Huntington Bancshares, Inc.	75,798	1,081,637
Invesco Ltd.	55,501	1,483,542

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
KeyCorp	57,366	$1,184,608
Lincoln National Corp.	16,587	1,042,327
M&T Bank Corp.	7,329	1,064,977
MetLife, Inc.	26,903	1,610,145
Northern Trust Corp.	17,212	1,990,051
Principal Financial Group, Inc.	23,617	1,492,358
Regions Financial Corp.	57,469	1,159,724
Santander Consumer USA Holdings, Inc.	54,111	1,965,312
State Street Corp.	20,370	1,676,044
The Bank of New York Mellon Corp.	38,859	1,990,747
The Blackstone Group, Inc., Class A	31,537	3,063,504
The Carlyle Group, Inc.	53,480	2,485,750
The Hartford Financial Services Group, Inc.	29,290	1,815,101
The PNC Financial Services Group, Inc.	9,392	1,791,618
Truist Financial Corp.	23,940	1,328,670
U.S. Bancorp	29,955	1,706,536
Zions Bancorp NA	19,751	1,044,038
		49,957,328
Health Care (8.0%):
AbbVie, Inc.	21,617	2,434,939
Amgen, Inc.	9,565	2,331,469
Cardinal Health, Inc.	35,005	1,998,435
CVS Health Corp.	30,085	2,510,292
Gilead Sciences, Inc. (b)	39,223	2,700,896
Merck & Co., Inc.	38,068	2,960,548
Organon & Co. (c)	3,806	115,170
Pfizer, Inc.	64,824	2,538,508
		17,590,257
Industrials (5.6%):
3M Co.	13,170	2,615,957
General Dynamics Corp.	13,855	2,608,342
Lockheed Martin Corp.	7,360	2,784,656
United Parcel Service, Inc., Class B	11,074	2,303,060
Watsco, Inc.	7,164	2,053,489
		12,365,504
Information Technology (7.1%):
Broadcom, Inc.	4,207	2,006,066
Cisco Systems, Inc.	48,250	2,557,250
International Business Machines Corp.	16,525	2,422,400
NetApp, Inc.	22,128	1,810,513
Paychex, Inc.	26,436	2,836,583
Seagate Technology Holdings PLC	23,251	2,044,460
The Western Union Co.	84,244	1,935,084
		15,612,356
Materials (5.0%):
CF Industries Holdings, Inc.	29,963	1,541,596
Dow, Inc.	24,575	1,555,106
International Paper Co.	34,376	2,107,593
LyondellBasell Industries NV, Class A	12,128	1,247,607

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Nucor Corp.	26,543	$2,546,270
Packaging Corp. of America	15,092	2,043,759
		11,041,931
Utilities (24.0%):
Alliant Energy Corp.	58,746	3,275,677
American Electric Power Co., Inc. (b)	35,566	3,008,528
CMS Energy Corp.	51,637	3,050,714
Consolidated Edison, Inc. (b)	39,144	2,807,408
DTE Energy Co.	19,749	2,559,470
Duke Energy Corp. (b)	29,119	2,874,628
Edison International	37,874	2,189,875
Entergy Corp.	25,900	2,582,230
Evergy, Inc. (b)	39,044	2,359,429
Exelon Corp.	57,732	2,558,105
FirstEnergy Corp.	40,415	1,503,842
NRG Energy, Inc.	48,915	1,971,274
Pinnacle West Capital Corp.	32,399	2,655,746
PPL Corp.	84,561	2,365,171
Public Service Enterprise Group, Inc.	41,446	2,475,984
Sempra Energy	18,328	2,428,093
The Southern Co. (b)	46,179	2,794,291
UGI Corp.	46,367	2,147,256
Vistra Corp.	75,016	1,391,547
WEC Energy Group, Inc. (b)	34,489	3,067,797
Xcel Energy, Inc. (b)	44,797	2,951,226
		53,018,291
Total Common Stocks (Cost $190,947,065)		219,711,213
Collateral for Securities Loaned^ (1.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	53,154	53,154
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	1,439,781	1,439,781
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	26,527	26,527
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	211,515	211,515
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	951,014	951,014
Total Collateral for Securities Loaned (Cost $2,681,991)		2,681,991
Total Investments (Cost $193,629,056) — 100.6%		222,393,204
Liabilities in excess of other assets — (0.6)%		(1,337,644)
NET ASSETS — 100.00%		$221,055,560

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	9/17/21	$1,059,968	$1,072,150	$12,182
Total unrealized appreciation					$12,182
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$12,182

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (2.5%):
Cogent Communications Holdings, Inc. (a)	43,288	$3,328,415
Telephone & Data Systems, Inc.	132,114	2,993,703
		6,322,118
Consumer Discretionary (6.2%):
Big Lots, Inc.	21,983	1,451,098
Ethan Allen Interiors, Inc.	82,012	2,263,531
Franchise Group, Inc. (b)	42,240	1,489,805
Haverty Furniture Cos., Inc. (b)	53,012	2,266,793
Kontoor Brands, Inc.	44,204	2,493,548
PetMed Express, Inc. (a) (b)	35,288	1,123,923
Strategic Education, Inc. (b)	21,657	1,647,231
Sturm Ruger & Co., Inc. (a)	31,751	2,856,955
		15,592,884
Consumer Staples (8.0%):
B&G Foods, Inc. (b)	65,619	2,152,303
Medifast, Inc.	7,816	2,211,772
Natural Grocers by Vitamin Cottage, Inc.	106,101	1,139,525
Nu Skin Enterprises, Inc., Class A	35,762	2,025,917
SpartanNash Co. (b)	100,208	1,935,016
The Andersons, Inc.	62,324	1,902,752
Universal Corp.	61,601	3,509,409
Vector Group Ltd.	161,048	2,277,219
Weis Markets, Inc. (a) (b)	59,213	3,058,943
		20,212,856
Financials (24.0%):
American National Group, Inc.	32,283	4,795,640
BGC Partners, Inc., Class A	399,902	2,267,444
Cathay General Bancorp	52,641	2,071,950
Community Trust Bancorp, Inc.	58,309	2,354,518
CVB Financial Corp.	105,812	2,178,669
Dime Community Bancshares, Inc.	64,097	2,154,941
Federal Agricultural Mortgage Corp., Class C	30,556	3,021,988
Federated Hermes, Inc.	81,922	2,777,975
First Busey Corp.	93,126	2,296,487
First Commonwealth Financial Corp.	138,848	1,953,591
First Financial Bancorp	79,019	1,867,219
Flushing Financial Corp.	97,348	2,086,168
Fulton Financial Corp.	120,762	1,905,624
Hope Bancorp, Inc.	141,647	2,008,555
Navient Corp.	154,958	2,995,338
Northwest Bancshares, Inc. (a)	168,608	2,299,813
Park National Corp.	15,793	1,854,414
Provident Financial Services, Inc.	103,844	2,376,989
S&T Bancorp, Inc.	62,884	1,968,269
Safety Insurance Group, Inc. (a)	42,603	3,334,963
Sculptor Capital Management, Inc.	78,536	1,931,200

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Southside Bancshares, Inc. (a)	72,681	$2,778,595
TrustCo Bank Corp.	69,830	2,400,755
Washington Trust Bancorp, Inc.	46,625	2,394,194
WesBanco, Inc.	62,180	2,215,474
		60,290,773
Health Care (2.2%):
National HealthCare Corp. (a)	33,932	2,371,847
Phibro Animal Health Corp., Class A	108,695	3,139,111
		5,510,958
Industrials (21.2%):
ACCO Brands Corp.	223,011	1,924,585
Apogee Enterprises, Inc.	50,823	2,070,021
Argan, Inc.	54,356	2,597,673
Barrett Business Services, Inc.	35,617	2,586,150
Brady Corp., Class A	55,577	3,114,535
CRA International, Inc.	35,859	3,069,530
Deluxe Corp.	39,886	1,905,354
Ennis, Inc. (a)	160,005	3,443,308
Healthcare Services Group (b)	76,257	2,407,433
HNI Corp.	61,079	2,685,644
Kimball International, Inc., Class B	149,033	1,959,784
Knoll, Inc.	90,524	2,352,719
McGrath RentCorp	34,844	2,842,225
Miller Industries, Inc.	81,163	3,201,069
Mueller Water Products, Inc., Class A	238,592	3,440,497
National Presto Industries, Inc.	24,594	2,499,980
Powell Industries, Inc.	71,645	2,217,413
Resources Connection, Inc.	198,519	2,850,733
Steelcase, Inc., Class A	115,487	1,745,009
The Gorman-Rupp Co.	77,864	2,681,636
The Greenbrier Cos., Inc.	40,559	1,767,561
		53,362,859
Information Technology (9.7%):
ADTRAN, Inc.	121,102	2,500,756
American Software, Inc., Class A	114,768	2,520,305
Benchmark Electronics, Inc.	88,641	2,522,723
Cass Information Systems, Inc.	57,388	2,338,561
CSG Systems International, Inc.	75,172	3,546,615
InterDigital, Inc.	49,144	3,588,986
NVE Corp.	34,953	2,588,270
The Hackett Group, Inc.	164,947	2,972,345
Xperi Holding Corp.	84,062	1,869,539
		24,448,100
Materials (9.3%):
Compass Minerals International, Inc.	42,084	2,493,898
Glatfelter Corp.	143,416	2,003,521
Greif, Inc., Class A	46,145	2,794,080
Kaiser Aluminum Corp.	15,447	1,907,550

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Myers Industries, Inc.	116,615	$2,448,915
O-I Glass, Inc. (c)	134,003	2,188,269
Orion Engineered Carbons SA (c)	94,250	1,789,807
Schnitzer Steel Industries, Inc.	55,661	2,730,172
Schweitzer-Mauduit International, Inc.	50,746	2,049,123
SunCoke Energy, Inc.	206,447	1,474,032
Trinseo SA	24,296	1,453,873
		23,333,240
Real Estate (2.7%):
Kennedy-Wilson Holdings, Inc.	144,978	2,880,713
RE/MAX Holdings, Inc.	60,287	2,009,366
The RMR Group, Inc., Class A	48,941	1,891,080
		6,781,159
Utilities (13.5%):
American States Water Co.	48,654	3,870,912
Avista Corp.	82,254	3,509,778
MGE Energy, Inc.	56,085	4,174,967
Northwest Natural Holding Co.	52,144	2,738,603
NorthWestern Corp.	52,053	3,134,632
Otter Tail Corp. (a)	76,782	3,747,730
SJW Group	49,639	3,142,149
South Jersey Industries, Inc.	101,567	2,633,632
The York Water Co.	72,507	3,284,567
Unitil Corp. (a)	72,396	3,834,816
		34,071,786
Total Common Stocks (Cost $237,523,857)		249,926,733
Collateral for Securities Loaned^ (2.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	120,847	120,847
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	3,273,346	3,273,346
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	60,308	60,308
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	480,881	480,881
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	2,162,134	2,162,134
Total Collateral for Securities Loaned (Cost $6,097,516)		6,097,516
Total Investments (Cost $243,621,373) — 101.7%		256,024,249
Liabilities in excess of other assets — (1.7)%		(4,226,864)
NET ASSETS — 100.00%		$251,797,385

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2021.

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	14	9/17/21	$1,617,671	$1,615,460	$(2,211)
Total unrealized appreciation					$—
Total unrealized depreciation					(2,211)
Total net unrealized appreciation (depreciation)					$(2,211)
See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (98.7%)
Australia (3.6%):
Communication Services (1.2%):
Telstra Corp. Ltd.	96,186	$271,172
Consumer Staples (1.1%):
Coles Group Ltd.	19,664	251,976
Materials (1.3%):
Fortescue Metals Group Ltd.	6,895	120,665
Rio Tinto Ltd.	1,860	176,615
		297,280
		820,428
Austria (0.7%):
Energy (0.7%):
OMV AG	2,626	149,350
Canada (19.5%):
Communication Services (4.2%):
BCE, Inc. (a)	7,565	373,123
Rogers Communications, Inc., Class B	4,769	253,572
TELUS Corp. (a) (b)	14,881	333,784
		960,479
Consumer Discretionary (0.8%):
Restaurant Brands International, Inc.	3,084	198,741
Energy (2.0%):
Enbridge, Inc.	6,155	246,468
TC Energy Corp.	4,517	223,554
		470,022
Financials (6.6%):
Canadian Imperial Bank of Commerce (b)	3,768	429,000
Great-West Lifeco, Inc.	9,729	289,028
Manulife Financial Corp.	8,688	171,040
Power Corp. of Canada (b)	10,097	319,187
The Bank of Nova Scotia	4,632	301,301
		1,509,556
Utilities (5.9%):
Algonquin Power & Utilities Corp. (b)	16,328	243,326
Emera, Inc.	8,038	364,738
Fortis, Inc.	8,871	392,732
Hydro One Ltd. (c)	14,561	351,983
		1,352,779
		4,491,577
Finland (2.9%):
Communication Services (1.1%):
Elisa Oyj	4,265	254,449

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Materials (0.9%):
UPM-Kymmene Oyj	5,425	$205,178
Utilities (0.9%):
Fortum Oyj	7,698	212,289
		671,916
France (3.6%):
Communication Services (0.9%):
Orange SA (b)	17,029	194,124
Consumer Staples (0.9%):
Danone SA	3,018	212,435
Health Care (1.1%):
Sanofi	2,485	260,329
Industrials (0.7%):
Bouygues SA	4,134	152,872
		819,760
Germany (4.3%):
Communication Services (1.3%):
Deutsche Telekom AG	13,934	294,259
Financials (0.8%):
Allianz SE, Registered Shares	765	190,740
Materials (0.9%):
Evonik Industries AG	6,132	205,599
Utilities (1.3%):
E.ON SE	24,725	285,930
		976,528
Hong Kong (11.4%):
Consumer Staples (0.7%):
WH Group Ltd. (c)	181,152	162,857
Financials (0.9%):
Hang Seng Bank Ltd.	10,964	219,023
Industrials (0.9%):
CK Hutchison Holdings Ltd.	25,186	196,256
Real Estate (4.6%):
CK Asset Holdings Ltd.	32,500	224,366
Henderson Land Development Co. Ltd.	53,648	254,279
New World Development Co. Ltd.	35,000	181,895
Sino Land Co. Ltd.	123,456	194,626
Sun Hung Kai Properties Ltd.	14,000	208,627
		1,063,793

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Utilities (4.3%):
CK Infrastructure Holdings Ltd.	40,911	$243,967
CLP Holdings Ltd.	35,500	351,155
Power Assets Holdings Ltd. (a)	63,637	390,554
		985,676
		2,627,605
Italy (3.9%):
Energy (1.1%):
Snam SpA (b)	41,783	241,498
Financials (0.9%):
Poste Italiane SpA (c)	15,761	208,353
Utilities (1.9%):
Enel SpA	20,605	191,331
Terna SPA	33,999	253,305
		444,636
		894,487
Japan (11.1%):
Communication Services (2.1%):
KDDI Corp.	7,600	237,072
Softbank Corp.	19,100	249,927
		486,999
Consumer Discretionary (1.0%):
Sekisui House Ltd.	11,000	225,635
Consumer Staples (1.0%):
Japan Tobacco, Inc. (b)	12,900	243,704
Financials (4.3%):
Mitsubishi UFJ Financial Group, Inc.	38,900	210,154
Mizuho Financial Group, Inc.	14,000	200,081
MS&AD Insurance Group Holdings, Inc.	7,500	216,601
Sumitomo Mitsui Financial Group, Inc.	5,700	196,534
Tokio Marine Holdings, Inc.	3,500	160,947
		984,317
Health Care (1.0%):
Takeda Pharmaceutical Co. Ltd.	6,700	224,318
Industrials (1.0%):
Mitsubishi Corp.	8,400	228,981
Real Estate (0.7%):
Daiwa House Industry Co. Ltd.	5,500	165,129
		2,559,083
Korea, Republic Of (3.7%):
Communication Services (1.0%):
SK Telecom Co. Ltd.	794	225,648

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Consumer Staples (1.1%):
KT&G Corp.	3,433	$257,323
Financials (1.6%):
Hana Financial Group, Inc.	3,997	163,465
Shinhan Financial Group Co. Ltd.	5,358	193,193
		356,658
		839,629
Netherlands (2.9%):
Communication Services (0.8%):
Koninklijke KPN NV	57,160	178,504
Consumer Staples (1.3%):
Koninklijke Ahold Delhaize NV	10,045	298,569
Financials (0.8%):
NN Group NV	4,153	195,870
		672,943
Norway (3.8%):
Communication Services (1.2%):
Telenor ASA	15,909	268,225
Energy (0.7%):
Aker BP ASA	5,191	165,510
Financials (0.8%):
DNB ASA	8,644	188,424
Materials (1.1%):
Yara International ASA	4,589	241,655
		863,814
Portugal (0.8%):
Utilities (0.8%):
EDP — Energias de Portugal SA	34,303	181,794
Russian Federation (0.6%):
Materials (0.6%):
Polymetal International PLC	6,647	142,913
Singapore (3.4%):
Communication Services (1.0%):
Singapore Telecommunications Ltd.	140,500	239,323
Financials (2.4%):
DBS Group Holdings Ltd.	11,700	259,429
United Overseas Bank Ltd.	14,800	284,243
		543,672
		782,995
Spain (2.4%):
Communication Services (0.5%):
Telefonica SA	28,124	131,409

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	18,163	$112,581
Industrials (0.4%):
ACS Actividades de Construccion y Servicios SA	3,249	87,017
Utilities (1.0%):
Endesa SA	9,466	229,622
		560,629
Switzerland (5.7%):
Communication Services (1.6%):
Swisscom AG, Registered Shares	631	360,318
Financials (1.8%):
UBS Group AG	11,953	182,977
Zurich Insurance Group AG	595	238,772
		421,749
Health Care (1.3%):
Novartis AG, Registered Shares	3,239	295,257
Materials (1.0%):
Holcim Ltd.	3,915	234,900
		1,312,224
United Kingdom (14.4%):
Communication Services (1.6%):
BT Group PLC (d)	73,290	196,654
Vodafone Group PLC	98,412	165,161
		361,815
Consumer Discretionary (0.6%):
Persimmon PLC	3,516	143,848
Consumer Staples (3.8%):
British American Tobacco PLC	5,459	211,411
Imperial Brands PLC	8,970	193,169
Tesco PLC	78,631	242,469
Unilever PLC	3,980	232,879
		879,928
Financials (2.5%):
Admiral Group PLC	5,699	247,820
Legal & General Group PLC	37,727	134,417
Phoenix Group Holdings PLC	21,233	198,642
		580,879
Health Care (1.1%):
GlaxoSmithKline PLC (a)	12,597	247,302
Industrials (0.8%):
BAE Systems PLC	25,422	183,542

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Materials (2.1%):
BHP Group PLC	5,378	$158,437
Evraz PLC (a)	17,231	141,087
Rio Tinto PLC	2,053	168,923
		468,447
Utilities (1.9%):
National Grid PLC	19,270	245,416
SSE PLC	9,447	196,058
		441,474
		3,307,235
Total Common Stocks (Cost $21,452,508)		22,674,910
Rights (0.0%) (e)
Spain (0.0%): (e)
Industrials (0.0%): (e)
ACS Actividades de Construccion y Servicios SA , Expires 7/7/21 (d)	3,249	4,545
Total Rights (Cost $4,926)		4,545
Collateral for Securities Loaned^ (6.7%)
United States (6.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (f)	30,678	30,678
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (f)	830,982	830,982
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	15,310	15,310
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (f)	122,078	122,078
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	548,886	548,886
Total Collateral for Securities Loaned (Cost $1,547,934)		1,547,934
Total Investments (Cost $23,005,368) — 105.4%		24,227,389
Liabilities in excess of other assets — (5.4)%		(1,249,133)
NET ASSETS — 100.00%		$22,978,256

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $723,193 and amounted to 3.1% of net assets.

(d)  Non-income producing security.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	2	9/17/21	$232,993	$230,410	$(2,583)
Total unrealized appreciation					$—
Total unrealized depreciation					(2,583)
Total net unrealized appreciation (depreciation)					$(2,583)

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (98.8%)
Brazil (6.6%):
Consumer Discretionary (1.1%):
Petrobras Distribuidora SA	40,400	$216,736
Health Care (0.9%):
Hypera SA	24,400	169,120
Industrials (0.9%):
CCR SA	65,366	176,782
Materials (1.0%):
Vale SA	9,100	207,226
Utilities (2.7%):
Centrais Eletricas Brasileiras SA	17,000	147,569
Cia de Saneamento Basico do Estado de Sao Paulo	21,800	160,348
Engie Brasil Energia SA	27,400	215,698
		523,615
		1,293,479
Chile (2.6%):
Consumer Staples (1.0%):
Cia Cervecerias Unidas SA	18,383	185,335
Utilities (1.6%):
Colbun SA	1,020,555	142,669
Enel Americas SA	1,197,532	175,878
		318,547
		503,882
China (17.4%):
Energy (2.6%):
China Petroleum & Chemical Corp., Class H	264,194	133,729
China Shenhua Energy Co. Ltd., Class H	100,916	197,826
PetroChina Co. Ltd., Class H	394,000	191,821
		523,376
Financials (11.8%):
Agricultural Bank of China Ltd., Class H (a)	514,858	179,044
Bank of China Ltd., Class H (a)	650,136	233,624
Bank of Communications Co. Ltd., Class H	383,646	257,935
China Cinda Asset Management Co. Ltd., Class H	824,000	157,072
China CITIC Bank Corp. Ltd., Class H	381,216	180,687
China Construction Bank Corp., Class H (a)	261,000	205,395
China Everbright Bank Co. Ltd., Class H (b)	289,998	118,403
China Life Insurance Co. Ltd., Class H	61,000	120,993
China Minsheng Banking Corp. Ltd., Class H	332,466	159,294
GF Securities Co. Ltd., Class H	88,162	114,232
Industrial & Commercial Bank of China Ltd., Class H	281,118	165,106
New China Life Insurance Co. Ltd., Class H	30,200	103,077

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
PICC Property & Casualty Co. Ltd., Class H	195,194	$170,956
The People's Insurance Co. Group of China Ltd., Class H	464,000	154,784
		2,320,602
Information Technology (0.7%):
China Railway Signal & Communication Corp. Ltd., Class H (c)	364,064	134,576
Real Estate (1.5%):
Country Garden Holdings Co. Ltd.	129,000	144,550
Logan Group Co. Ltd.	99,000	148,167
		292,717
Utilities (0.8%):
Huaneng Power International, Inc., Class H	401,742	157,300
		3,428,571
Czech Republic (2.8%):
Financials (1.0%):
Komercni Banka A/S (b)	5,665	199,506
Utilities (1.8%):
CEZ A/S (a)	12,020	356,768
		556,274
Hong Kong (0.6%):
Materials (0.6%):
China Resources Cement Holdings Ltd.	128,000	121,668
India (8.2%):
Communication Services (0.5%):
Indus Towers Ltd.	29,546	94,869
Consumer Discretionary (1.0%):
Bajaj Auto Ltd. (b)	3,653	203,175
Consumer Staples (0.9%):
ITC Ltd.	65,987	179,961
Energy (1.6%):
Bharat Petroleum Corp. Ltd.	21,856	137,649
Hindustan Petroleum Corp. Ltd.	43,309	170,847
		308,496
Financials (1.5%):
Power Finance Corp. Ltd.	84,819	146,985
REC Ltd.	75,870	151,638
		298,623
Materials (1.0%):
Ambuja Cements Ltd.	42,367	194,179
Utilities (1.7%):
NTPC Ltd.	105,609	165,394
Power Grid Corp. of India Ltd.	56,168	175,626
		341,020
		1,620,323

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Indonesia (2.6%):
Communication Services (0.6%):
PT Telkom Indonesia Persero Tbk	558,778	$121,432
Consumer Staples (1.0%):
PT Indofood Sukses Makmur Tbk	446,100	190,043
Energy (0.5%):
PT United Tractors Tbk	73,324	102,436
Materials (0.5%):
PT Indocement Tunggal Prakarsa Tbk	141,600	100,619
		514,530
Malaysia (3.9%):
Financials (2.0%):
CIMB Group Holdings Bhd	146,800	163,072
Malayan Banking Bhd (a)	111,600	218,091
		381,163
Industrials (0.9%):
Sime Darby Bhd	342,800	180,073
Utilities (1.0%):
Tenaga Nasional Bhd	84,900	200,282
		761,518
Mexico (3.9%):
Consumer Staples (2.4%):
Arca Continental SAB de CV	45,479	263,847
Kimberly-Clark de Mexico SAB de CV, Class A	115,070	204,223
		468,070
Industrials (0.7%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B	12,464	132,681
Materials (0.8%):
Orbia Advance Corp. SAB de CV	60,156	157,383
		758,134
Netherlands (0.9%):
Consumer Staples (0.9%):
X5 Retail Group NV, GDR	5,254	184,205
Philippines (2.7%):
Communication Services (1.8%):
Globe Telecom, Inc.	4,825	181,926
PLDT, Inc.	6,950	184,147
		366,073
Utilities (0.9%):
Manila Electric Co.	30,760	174,727
		540,800

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Russian Federation (12.3%):
Communication Services (3.2%):
Mobile TeleSystems PJSC	78,210	$366,590
Rostelecom PJSC (a)	185,570	259,103
		625,693
Consumer Staples (1.0%):
Magnit PJSC	2,806	203,917
Energy (0.9%):
Tatneft PJSC	24,940	181,226
Materials (3.6%):
Alrosa PJSC	131,793	242,267
MMC Norilsk Nickel PJSC	562	190,335
Severstal PAO	12,383	265,675
		698,277
Utilities (3.6%):
Federal Grid Co. Unified Energy System PJSC	91,010,246	273,270
Inter RAO UES PJSC	2,914,700	186,797
RusHydro PJSC	21,324,184	253,606
		713,673
		2,422,786
South Africa (7.8%):
Communication Services (2.9%):
MTN Group (b)	21,547	155,845
MultiChoice Group	19,127	157,251
Vodacom Group Ltd.	27,536	248,436
		561,532
Consumer Discretionary (0.8%):
Woolworths Holdings Ltd. (b)	42,786	161,611
Energy (0.7%):
Exxaro Resources Ltd.	12,087	142,631
Financials (2.8%):
Absa Group Ltd. (b)	15,299	145,481
FirstRand Ltd.	37,577	141,093
Nedbank Group Ltd. (b)	11,458	137,175
Standard Bank Group Ltd.	14,366	128,446
		552,195
Materials (0.6%):
African Rainbow Minerals Ltd.	6,802	121,695
		1,539,664
Taiwan (19.9%):
Communication Services (4.8%):
Chunghwa Telecom Co. Ltd.	129,000	527,854
Far EasTone Telecommunications Co. Ltd.	182,000	422,010
		949,864

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Financials (4.1%):
China Development Financial Holding Corp.	937,000	$442,267
Sinopac Financial Holdings Co. Ltd. (b)	716,000	353,374
		795,641
Industrials (2.8%):
Far Eastern New Century Corp.	208,000	238,909
Taiwan High Speed Rail Corp.	298,000	319,820
		558,729
Information Technology (4.7%):
Catcher Technology Co. Ltd.	26,000	169,849
Compal Electronics, Inc. (a)	312,000	250,294
Lite-On Technology Corp.	97,059	200,668
Pegatron Corp.	66,000	162,986
Wistron Corp.	133,000	147,990
		931,787
Materials (3.5%):
Asia Cement Corp.	171,000	311,188
Taiwan Cement Corp. (a)	200,000	366,116
		677,304
		3,913,325
Thailand (5.7%):
Communication Services (2.9%):
Advanced Info Service PCL	49,900	266,258
Intouch Holdings PCL	145,800	295,717
		561,975
Energy (0.7%):
PTT Exploration & Production PCL	38,300	139,827
Financials (1.2%):
Krung Thai Bank PCL	385,300	128,644
TMB Bank PCL	3,156,600	110,317
		238,961
Real Estate (0.9%):
Land & Houses PCL	753,700	186,970
		1,127,733
Turkey (0.9%):
Industrials (0.9%):
Enka Insaat ve Sanayi A/S	157,047	168,483
Total Common Stocks (Cost $18,501,751)		19,455,375
Total Investments (Cost $18,501,751) — 98.8%		19,455,375
Other assets in excess of liabilities — 1.2%		230,998
NET ASSETS — 100.00%		$19,686,373

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $134,576 and amounted to 0.7% of net assets.

GDR — Global Depositary Receipt

PCL — Public Company Limited

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	1	9/17/21	$68,014	$68,240	$226
Total unrealized appreciation					$226
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$226

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.6%)
Consumer Discretionary (11.7%):
Dollar General Corp. (a)	42,667	$9,232,712
Lowe's Cos., Inc.	16,076	3,118,262
McDonald's Corp.	38,315	8,850,382
NIKE, Inc., Class B	46,729	7,219,163
Target Corp. (b)	49,271	11,910,771
		40,331,290
Consumer Staples (16.5%):
Altria Group, Inc.	27,871	1,328,889
Archer-Daniels-Midland Co.	80,103	4,854,242
Brown-Forman Corp., Class B	56,766	4,254,044
Church & Dwight Co., Inc.	31,106	2,650,853
Colgate-Palmolive Co.	71,136	5,786,914
Costco Wholesale Corp.	15,401	6,093,714
Hormel Foods Corp. (a)	66,864	3,192,756
Kimberly-Clark Corp.	26,376	3,528,581
Lancaster Colony Corp.	32,530	6,294,880
McCormick & Co., Inc.	27,937	2,467,396
PepsiCo, Inc.	21,196	3,140,611
The Clorox Co.	16,512	2,970,674
The Coca-Cola Co.	53,306	2,884,388
The Procter & Gamble Co.	26,057	3,515,871
Walmart, Inc.	28,248	3,983,533
		56,947,346
Financials (10.7%):
Aflac, Inc.	62,880	3,374,141
Aon PLC, Class A	33,451	7,986,761
Cincinnati Financial Corp.	12,295	1,433,843
CME Group, Inc.	25,061	5,329,973
Commerce Bancshares, Inc.	52,610	3,922,602
Old Republic International Corp.	54,468	1,356,798
S&P Global, Inc.	3,836	1,574,486
SEI Investments Co.	47,591	2,949,214
T. Rowe Price Group, Inc.	14,333	2,837,504
The Allstate Corp.	46,924	6,120,766
		36,886,088
Health Care (15.0%):
Abbott Laboratories	33,488	3,882,264
Becton, Dickinson & Co.	12,391	3,013,367
Chemed Corp.	6,777	3,215,687
Eli Lilly & Co.	27,743	6,367,573
Humana, Inc.	12,647	5,599,080
Johnson & Johnson (b)	15,234	2,509,649
Medtronic PLC	38,770	4,812,520
Merck & Co., Inc.	75,781	5,893,489
Organon & Co. (c)	7,576	229,250
ResMed, Inc.	44,612	10,997,750

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
STERIS PLC	15,231	$3,142,155
West Pharmaceutical Services, Inc.	5,839	2,096,785
		51,759,569
Industrials (22.6%):
3M Co.	56,473	11,217,232
Carlisle Cos., Inc.	19,801	3,789,515
Cintas Corp.	5,467	2,088,394
CSX Corp.	120,894	3,878,279
Dover Corp.	40,092	6,037,855
Emerson Electric Co.	66,173	6,368,490
Graco, Inc.	28,244	2,138,071
Illinois Tool Works, Inc.	24,702	5,522,379
Lennox International, Inc.	13,322	4,673,358
Nordson Corp.	21,363	4,689,392
Republic Services, Inc. (b)	53,956	5,935,700
Roper Technologies, Inc.	4,549	2,138,940
Stanley Black & Decker, Inc.	13,904	2,850,181
Union Pacific Corp.	20,979	4,613,911
W.W. Grainger, Inc.	17,618	7,716,684
Waste Management, Inc.	28,847	4,041,753
		77,700,134
Information Technology (8.6%):
Automatic Data Processing, Inc.	19,059	3,785,499
Jack Henry & Associates, Inc.	38,062	6,223,518
Mastercard, Inc., Class A	17,177	6,271,151
Microsoft Corp. (b)	17,396	4,712,576
Texas Instruments, Inc.	23,164	4,454,437
Visa, Inc., Class A	18,156	4,245,236
		29,692,417
Materials (5.8%):
Air Products & Chemicals, Inc.	12,562	3,613,836
Ecolab, Inc.	13,458	2,771,944
PPG Industries, Inc.	22,010	3,736,638
RPM International, Inc.	30,506	2,705,272
Sonoco Products Co.	72,748	4,866,841
The Sherwin-Williams Co.	8,090	2,204,121
		19,898,652
Utilities (8.7%):
Alliant Energy Corp.	141,752	7,904,092
Atmos Energy Corp.	21,555	2,071,651
Consolidated Edison, Inc. (b)	92,412	6,627,789
MDU Resources Group, Inc.	65,659	2,057,753
NextEra Energy, Inc. (b)	24,073	1,764,069
Xcel Energy, Inc. (b)	141,697	9,334,998
		29,760,352
Total Common Stocks (Cost $290,768,470)		342,975,848

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Collateral for Securities Loaned^ (1.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	66,022	$66,022
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	1,788,311	1,788,311
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	32,948	32,948
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	262,717	262,717
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	1,181,228	1,181,228
Total Collateral for Securities Loaned (Cost $3,331,226)		3,331,226
Total Investments (Cost $294,099,696) — 100.6%		346,307,074
Liabilities in excess of other assets — (0.6)%		(2,152,603)
NET ASSETS — 100.00%		$344,154,471

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	4	9/17/21	$846,901	$857,720	$10,819
Total unrealized appreciation					$10,819
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$10,819

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.4%):
Verizon Communications, Inc.	99,327	$5,565,292
Consumer Discretionary (15.1%):
AutoNation, Inc. (a)	4,251	403,037
AutoZone, Inc. (a)	2,522	3,763,379
Best Buy Co., Inc.	3,452	396,911
eBay, Inc.	80,254	5,634,633
Lowe's Cos., Inc.	2,084	404,233
Mohawk Industries, Inc. (a)	2,977	572,150
O'Reilly Automotive, Inc. (a)	3,063	1,734,301
Qurate Retail, Inc., Class A	58,839	770,203
Service Corp. International	7,761	415,912
Target Corp. (b)	25,961	6,275,812
Tractor Supply Co.	23,651	4,400,505
		24,771,076
Consumer Staples (13.1%):
Altria Group, Inc.	7,746	369,329
Campbell Soup Co.	39,132	1,784,028
Casey's General Stores, Inc.	1,833	356,775
Colgate-Palmolive Co.	5,027	408,947
Ingredion, Inc.	4,407	398,834
Kellogg Co.	8,054	518,114
The Clorox Co.	25,052	4,507,105
The Hershey Co.	3,950	688,011
The J.M. Smucker Co. (c)	3,131	405,684
The Kroger Co.	134,611	5,156,947
The Procter & Gamble Co.	5,330	719,177
Tyson Foods, Inc., Class A	5,332	393,288
Walmart, Inc.	41,100	5,795,922
		21,502,161
Financials (6.5%):
Fidelity National Financial, Inc.	43,178	1,876,516
Huntington Bancshares, Inc.	25,208	359,718
Lazard Ltd., Class A	15,258	690,424
Old Republic International Corp.	19,444	484,350
SEI Investments Co.	14,409	892,926
The Allstate Corp.	11,536	1,504,756
The Travelers Cos., Inc.	32,449	4,857,940
		10,666,630
Health Care (15.4%):
AbbVie, Inc.	49,495	5,575,117
Biogen, Inc. (a)	1,417	490,665
Bristol-Myers Squibb Co.	71,261	4,761,660
DaVita, Inc. (a)	7,171	863,604
Henry Schein, Inc. (a)	6,465	479,638
Johnson & Johnson (b)	40,185	6,620,077

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Laboratory Corp. of America Holdings (a)	2,015	$555,838
McKesson Corp.	2,032	388,600
Merck & Co., Inc.	62,363	4,849,970
Organon & Co. (a)	6,236	188,701
UnitedHealth Group, Inc.	1,064	426,068
		25,199,938
Industrials (21.4%):
3M Co.	27,079	5,378,702
Illinois Tool Works, Inc.	6,920	1,547,035
J.B. Hunt Transport Services, Inc.	15,599	2,541,857
Lockheed Martin Corp.	7,610	2,879,243
ManpowerGroup, Inc.	8,634	1,026,669
Masco Corp.	6,616	389,749
MasTec, Inc. (a)	4,229	448,697
Northrop Grumman Corp.	5,168	1,878,206
Republic Services, Inc. (b)	45,535	5,009,305
Robert Half International, Inc.	20,242	1,800,931
The Middleby Corp. (a)	4,119	713,658
Union Pacific Corp.	4,067	894,455
W.W. Grainger, Inc.	10,123	4,433,874
Waste Management, Inc.	32,836	4,600,652
Watsco, Inc.	5,203	1,491,388
		35,034,421
Information Technology (24.2%):
Apple, Inc.	80,932	11,084,447
Automatic Data Processing, Inc.	2,264	449,676
Citrix Systems, Inc.	22,343	2,620,164
Microsoft Corp. (b)	39,065	10,582,708
NetApp, Inc.	33,820	2,767,152
NXP Semiconductors NV	2,572	529,112
Oracle Corp.	75,242	5,856,837
QUALCOMM, Inc.	4,926	704,073
Seagate Technology Holdings PLC	48,129	4,231,983
Texas Instruments, Inc.	4,731	909,771
		39,735,923
Materials (0.5%):
Packaging Corp. of America	6,706	908,127
Total Common Stocks (Cost $137,691,621)		163,383,568
Collateral for Securities Loaned^ (0.0%) (d)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (e)	11	11
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	285	285
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	5	5
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	42	42

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	188	$188
Total Collateral for Securities Loaned (Cost $531)		531
Total Investments (Cost $137,692,152) — 99.6%		163,384,099
Other assets in excess of liabilities — 0.4%		680,858
NET ASSETS — 100.00%		$164,064,957

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	9/17/21	$634,297	$643,290	$8,993
Total unrealized appreciation					$8,993
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$8,993

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.9%):
Activision Blizzard, Inc.	17,968	$1,714,866
Alphabet, Inc., Class A (a)	863	2,107,265
Altice USA, Inc., Class A (a)	46,968	1,603,487
Cable One, Inc.	886	1,694,750
Charter Communications, Inc., Class A (a)	3,117	2,248,760
Comcast Corp., Class A	38,286	2,183,068
Discovery, Inc., Class A (a) (b)	22,964	704,535
DISH Network Corp., Class A (a)	41,381	1,729,726
Electronic Arts, Inc.	13,864	1,994,059
Facebook, Inc., Class A (a)	5,343	1,857,815
Fox Corp., Class A	36,966	1,372,548
Liberty Broadband Corp., Class C (a)	12,384	2,150,605
Netflix, Inc. (a)	2,125	1,122,446
Omnicom Group, Inc.	20,003	1,600,040
Sirius XM Holdings, Inc. (b)	282,165	1,845,359
Take-Two Interactive Software, Inc. (a)	8,777	1,553,705
The Interpublic Group of Cos., Inc.	52,370	1,701,501
The New York Times Co., Class A	31,323	1,364,117
T-Mobile U.S., Inc. (a)	16,357	2,368,984
Verizon Communications, Inc.	59,208	3,317,424
ViacomCBS, Inc., Class B	18,887	853,692
		37,088,752
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	11,409	2,340,442
Amazon.com, Inc. (a)	497	1,709,760
Aptiv PLC (a)	9,192	1,446,177
AutoZone, Inc. (a)	1,942	2,897,891
Best Buy Co., Inc.	15,351	1,765,058
Booking Holdings, Inc. (a)	526	1,150,935
BorgWarner, Inc.	30,885	1,499,158
Bright Horizons Family Solutions, Inc. (a)	8,333	1,225,868
CarMax, Inc. (a)	11,738	1,515,963
Chipotle Mexican Grill, Inc. (a)	1,154	1,789,092
D.R. Horton, Inc.	16,275	1,470,772
Deckers Outdoor Corp. (a)	4,388	1,685,299
Dollar General Corp.	13,172	2,850,289
Dollar Tree, Inc. (a)	17,325	1,723,838
Domino's Pizza, Inc.	6,021	2,808,736
eBay, Inc.	27,463	1,928,177
Etsy, Inc. (a)	3,890	800,718
Five Below, Inc. (a)	7,699	1,487,986
Floor & Decor Holdings, Inc., Class A (a)	12,697	1,342,073
Garmin Ltd.	17,957	2,597,300
General Motors Co. (a)	23,410	1,385,170
Gentex Corp.	59,431	1,966,572
Genuine Parts Co.	17,093	2,161,752
Hasbro, Inc.	16,984	1,605,328

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
L Brands, Inc.	13,904	$1,001,922
Lear Corp.	8,441	1,479,538
Lennar Corp., Class A	14,446	1,435,210
Lithia Motors, Inc., Class A	2,610	896,900
LKQ Corp. (a)	35,044	1,724,866
Lowe's Cos., Inc.	11,204	2,173,240
McDonald's Corp.	14,004	3,234,784
Mohawk Industries, Inc. (a)	5,562	1,068,961
NIKE, Inc., Class B	13,653	2,109,252
NVR, Inc. (a)	325	1,616,322
O'Reilly Automotive, Inc. (a)	5,042	2,854,831
Peloton Interactive, Inc., Class A (a) (b)	6,309	782,442
Pool Corp.	4,295	1,969,945
PulteGroup, Inc.	27,491	1,500,184
RH (a) (b)	2,292	1,556,268
Ross Stores, Inc.	10,954	1,358,296
Service Corp. International	39,525	2,118,145
Starbucks Corp.	17,000	1,900,770
Target Corp. (c)	10,993	2,657,448
Tesla, Inc. (a)	1,034	702,810
The Home Depot, Inc.	9,010	2,873,199
The TJX Cos., Inc.	22,864	1,541,491
Tractor Supply Co.	11,088	2,063,033
Ulta Beauty, Inc. (a)	3,932	1,359,568
Vail Resorts, Inc. (a)	4,569	1,446,180
Wayfair, Inc., Class A (a) (b)	2,676	844,840
Whirlpool Corp.	7,662	1,670,469
Williams-Sonoma, Inc.	9,853	1,573,031
Yum! Brands, Inc.	23,348	2,685,720
		93,354,019
Consumer Staples (8.6%):
Altria Group, Inc.	50,760	2,420,237
Archer-Daniels-Midland Co.	35,549	2,154,269
Brown-Forman Corp., Class B	30,392	2,277,576
Bunge Ltd.	21,740	1,698,981
Campbell Soup Co.	47,151	2,149,614
Church & Dwight Co., Inc.	29,905	2,548,504
Colgate-Palmolive Co.	45,392	3,692,639
Conagra Brands, Inc.	63,986	2,327,811
Constellation Brands, Inc., Class A	8,100	1,894,509
Costco Wholesale Corp.	8,572	3,391,683
Darling Ingredients, Inc. (a)	18,902	1,275,885
General Mills, Inc.	44,764	2,727,470
Hormel Foods Corp. (b)	53,117	2,536,337
Kellogg Co.	44,755	2,879,089
Keurig Dr Pepper, Inc.	85,920	3,027,821
Kimberly-Clark Corp.	21,616	2,891,788
Lamb Weston Holdings, Inc.	15,950	1,286,527
McCormick & Co., Inc.	28,229	2,493,185
Mondelez International, Inc., Class A	52,715	3,291,525

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Monster Beverage Corp. (a)	24,288	$2,218,709
PepsiCo, Inc.	22,992	3,406,725
Philip Morris International, Inc.	25,135	2,491,130
The Boston Beer Co., Inc., Class A (a)	896	914,637
The Clorox Co.	10,710	1,926,836
The Coca-Cola Co.	46,606	2,521,851
The Estee Lauder Cos., Inc.	6,476	2,059,886
The Hershey Co.	18,820	3,278,068
The J.M. Smucker Co.	18,780	2,433,325
The Kraft Heinz Co.	53,566	2,184,421
The Kroger Co.	58,548	2,242,974
The Procter & Gamble Co.	27,030	3,647,158
Tyson Foods, Inc., Class A	25,454	1,877,487
Walmart, Inc.	17,956	2,532,155
		80,700,812
Energy (0.5%):
Kinder Morgan, Inc.	105,436	1,922,098
ONEOK, Inc.	21,125	1,175,395
The Williams Cos., Inc.	60,285	1,600,567
		4,698,060
Financials (16.0%):
Aflac, Inc.	34,138	1,831,845
Alleghany Corp. (a)	2,474	1,650,331
Ally Financial, Inc.	28,128	1,401,900
American Express Co.	9,542	1,576,625
American Financial Group, Inc.	12,336	1,538,546
Ameriprise Financial, Inc.	6,909	1,719,512
Aon PLC, Class A	9,142	2,182,744
Apollo Global Management, Inc. (b)	27,436	1,706,519
Arch Capital Group Ltd. (a)	43,060	1,676,756
Ares Management Corp., Class A	39,253	2,496,098
Arthur J. Gallagher & Co.	20,454	2,865,196
Athene Holding Ltd., Class A (a)	24,541	1,656,518
Bank of America Corp.	39,710	1,637,243
Berkshire Hathaway, Inc., Class B (a)	10,919	3,034,608
BlackRock, Inc.	2,942	2,574,162
Brown & Brown, Inc.	50,603	2,689,043
Capital One Financial Corp.	9,660	1,494,305
Cboe Global Markets, Inc.	16,899	2,011,826
Chubb Ltd.	10,533	1,674,115
Cincinnati Financial Corp.	13,276	1,548,247
Citigroup, Inc.	18,776	1,328,402
Citizens Financial Group, Inc.	23,381	1,072,486
CME Group, Inc.	9,362	1,991,110
Comerica, Inc.	14,152	1,009,604
Commerce Bancshares, Inc.	21,993	1,639,798
Discover Financial Services	11,560	1,367,432
East West Bancorp, Inc.	14,463	1,036,852
Erie Indemnity Co., Class A	8,648	1,672,091
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Everest Re Group Ltd.	6,999	$1,763,818
FactSet Research Systems, Inc.	5,454	1,830,417
Fidelity National Financial, Inc.	44,370	1,928,320
Fifth Third Bancorp	32,250	1,232,918
First Horizon Corp.	63,880	1,103,846
First Republic Bank	10,729	2,008,147
Franklin Resources, Inc.	49,830	1,594,062
Globe Life, Inc.	17,497	1,666,589
Huntington Bancshares, Inc.	68,794	981,690
Interactive Brokers Group, Inc.	22,815	1,499,630
Intercontinental Exchange, Inc.	21,487	2,550,507
Invesco Ltd.	50,373	1,346,470
JPMorgan Chase & Co.	10,512	1,635,036
KeyCorp	52,063	1,075,101
KKR & Co., Inc.	33,871	2,006,518
Lincoln National Corp.	15,051	945,805
LPL Financial Holdings, Inc.	10,529	1,421,204
M&T Bank Corp.	6,649	966,166
Markel Corp. (a)	1,620	1,922,470
MarketAxess Holdings, Inc.	2,798	1,297,125
Marsh & McLennan Cos., Inc.	21,877	3,077,656
MetLife, Inc.	24,417	1,461,357
Moody's Corp.	7,324	2,653,998
Morgan Stanley	20,220	1,853,972
Morningstar, Inc.	8,214	2,111,902
MSCI, Inc.	3,614	1,926,551
Nasdaq, Inc.	15,929	2,800,318
Northern Trust Corp.	15,617	1,805,638
Principal Financial Group, Inc.	21,429	1,354,099
Raymond James Financial, Inc.	12,979	1,685,972
Regions Financial Corp.	52,153	1,052,448
Reinsurance Group of America, Inc.	8,468	965,352
RenaissanceRe Holdings Ltd.	11,354	1,689,702
S&P Global, Inc.	5,822	2,389,640
Santander Consumer USA Holdings, Inc.	49,111	1,783,712
SEI Investments Co.	31,099	1,927,205
Signature Bank	4,300	1,056,295
State Street Corp.	18,485	1,520,946
SVB Financial Group (a)	2,578	1,434,477
Synchrony Financial	30,006	1,455,891
T. Rowe Price Group, Inc.	11,986	2,372,868
The Allstate Corp.	20,699	2,699,978
The Bank of New York Mellon Corp.	35,266	1,806,677
The Blackstone Group, Inc., Class A	28,623	2,780,438
The Carlyle Group, Inc.	48,539	2,256,093
The Charles Schwab Corp.	23,101	1,681,984
The Goldman Sachs Group, Inc.	4,847	1,839,582
The Hartford Financial Services Group, Inc.	26,581	1,647,225
The PNC Financial Services Group, Inc.	8,520	1,625,275
The Progressive Corp.	23,128	2,271,401

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Travelers Cos., Inc.	12,301	$1,841,583
Tradeweb Markets, Inc., Class A	22,302	1,885,857
Truist Financial Corp.	21,730	1,206,015
U.S. Bancorp	27,182	1,548,559
W.R. Berkley Corp.	25,390	1,889,778
Wells Fargo & Co.	33,496	1,517,034
Western Alliance Bancorp	10,454	970,654
Zions Bancorp NA	17,924	947,463
		149,655,348
Health Care (14.3%):
Abbott Laboratories	17,059	1,977,650
AbbVie, Inc.	19,622	2,210,222
ABIOMED, Inc. (a)	4,383	1,367,978
Agilent Technologies, Inc.	18,835	2,784,001
Align Technology, Inc. (a)	1,568	958,048
Amedisys, Inc. (a)	6,025	1,475,703
Amgen, Inc.	8,680	2,115,750
Anthem, Inc.	5,024	1,918,163
Avantor, Inc. (a)	49,324	1,751,495
Baxter International, Inc.	29,726	2,392,943
Becton, Dickinson & Co.	9,088	2,210,111
Biogen, Inc. (a)	2,735	947,048
BioMarin Pharmaceutical, Inc. (a)	12,725	1,061,774
Bio-Rad Laboratories, Inc., Class A (a)	2,556	1,646,805
Bio-Techne Corp.	3,987	1,795,187
Bruker Corp.	27,587	2,096,060
Cardinal Health, Inc.	31,771	1,813,806
Catalent, Inc. (a)	12,968	1,402,100
Centene Corp. (a)	24,159	1,761,916
Cerner Corp.	31,785	2,484,316
Charles River Laboratories International, Inc. (a)	5,803	2,146,646
Cigna Corp.	6,711	1,590,977
CVS Health Corp.	27,305	2,278,329
Danaher Corp.	9,702	2,603,629
DaVita, Inc. (a)	17,151	2,065,495
Denali Therapeutics, Inc. (a)	9,038	708,941
DexCom, Inc. (a)	3,043	1,299,361
Edwards Lifesciences Corp. (a)	21,324	2,208,527
Eli Lilly & Co.	6,510	1,494,175
Encompass Health Corp.	21,984	1,715,412
Gilead Sciences, Inc. (c)	35,594	2,451,003
HCA Healthcare, Inc.	8,074	1,669,219
Henry Schein, Inc. (a)	24,714	1,833,532
Hologic, Inc. (a)	19,386	1,293,434
Horizon Therapeutics PLC (a)	10,438	977,414
Humana, Inc.	4,935	2,184,823
IDEXX Laboratories, Inc. (a)	3,055	1,929,385
Illumina, Inc. (a)	2,873	1,359,532
Insulet Corp. (a)	4,826	1,324,785
Intuitive Surgical, Inc. (a)	2,225	2,046,199

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	9,511	$2,304,706
Jazz Pharmaceuticals PLC (a)	8,449	1,500,880
Johnson & Johnson (c)	18,142	2,988,713
Laboratory Corp. of America Holdings (a)	7,764	2,141,699
Masimo Corp. (a)	6,632	1,607,928
Medtronic PLC	16,308	2,024,312
Merck & Co., Inc.	34,545	2,686,565
Mettler-Toledo International, Inc. (a)	1,688	2,338,454
Molina Healthcare, Inc. (a)	6,055	1,532,278
Neurocrine Biosciences, Inc. (a)	10,554	1,027,115
Novocure Ltd. (a) (b)	6,226	1,381,051
Organon & Co. (a)	3,454	104,518
PerkinElmer, Inc.	12,310	1,900,787
Pfizer, Inc.	58,834	2,303,939
PPD, Inc. (a)	43,637	2,011,229
Quest Diagnostics, Inc.	17,013	2,245,206
Regeneron Pharmaceuticals, Inc. (a)	3,556	1,986,168
Repligen Corp. (a)	5,938	1,185,344
ResMed, Inc.	8,804	2,170,362
Seagen, Inc. (a)	7,399	1,168,154
STERIS PLC	11,955	2,466,317
Stryker Corp.	7,296	1,894,990
Syneos Health, Inc. (a)	18,099	1,619,680
Teleflex, Inc.	4,569	1,835,779
The Cooper Cos., Inc.	4,769	1,889,812
Thermo Fisher Scientific, Inc.	4,121	2,078,921
UnitedHealth Group, Inc.	5,926	2,373,007
Universal Health Services, Inc., Class B	10,839	1,587,155
Veeva Systems, Inc., Class A (a)	4,945	1,537,648
Vertex Pharmaceuticals, Inc. (a)	6,371	1,284,585
Waters Corp. (a)	6,405	2,213,632
West Pharmaceutical Services, Inc.	6,517	2,340,255
Zoetis, Inc.	14,175	2,641,653
		133,724,736
Industrials (17.3%):
3M Co.	11,948	2,373,231
Advanced Drainage Systems, Inc.	9,446	1,101,120
AGCO Corp.	10,646	1,388,026
Allegion PLC	15,424	2,148,563
AMERCO, Inc.	3,292	1,940,305
AMETEK, Inc.	17,662	2,357,877
AO Smith Corp.	28,783	2,074,103
Builders FirstSource, Inc. (a)	23,135	986,939
C.H. Robinson Worldwide, Inc.	19,884	1,862,534
Carlisle Cos., Inc.	12,299	2,353,783
Carrier Global Corp.	41,588	2,021,177
Caterpillar, Inc.	7,538	1,640,495
Cintas Corp.	5,705	2,179,310
Copart, Inc. (a)	17,968	2,368,721
CoStar Group, Inc. (a) (c)	18,520	1,533,826

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
CSX Corp.	65,430	$2,098,994
Cummins, Inc.	7,553	1,841,497
Deere & Co.	4,854	1,712,054
Dover Corp.	17,927	2,699,806
Eaton Corp. PLC	14,185	2,101,933
Emerson Electric Co.	19,699	1,895,832
Enphase Energy, Inc. (a)	3,767	691,734
Equifax, Inc.	10,927	2,617,126
Expeditors International of Washington, Inc.	25,560	3,235,896
Fastenal Co.	45,301	2,355,652
FedEx Corp.	5,693	1,698,393
Fortive Corp.	28,995	2,022,111
Fortune Brands Home & Security, Inc.	18,587	1,851,451
Generac Holdings, Inc. (a)	3,511	1,457,592
General Dynamics Corp.	12,576	2,367,558
General Electric Co.	95,437	1,284,582
Graco, Inc.	32,419	2,454,118
HEICO Corp. (b)	12,130	1,691,165
Honeywell International, Inc.	9,264	2,032,058
Howmet Aerospace, Inc. (a)	35,631	1,228,201
Hubbell, Inc.	11,032	2,061,219
IAA, Inc. (a)	27,168	1,481,743
IDEX Corp.	10,312	2,269,156
Illinois Tool Works, Inc.	11,425	2,554,173
J.B. Hunt Transport Services, Inc.	12,767	2,080,383
Jacobs Engineering Group, Inc.	15,487	2,066,276
Johnson Controls International PLC	35,718	2,451,326
Kansas City Southern	8,568	2,427,914
L3Harris Technologies, Inc.	10,187	2,201,920
Lennox International, Inc.	6,956	2,440,165
Lockheed Martin Corp.	6,676	2,525,865
Masco Corp.	36,385	2,143,440
Nordson Corp.	9,825	2,156,686
Norfolk Southern Corp.	7,708	2,045,780
Northrop Grumman Corp.	7,099	2,579,990
Old Dominion Freight Line, Inc.	8,655	2,196,639
Otis Worldwide Corp.	33,761	2,760,637
PACCAR, Inc.	21,125	1,885,406
Parker-Hannifin Corp.	5,181	1,591,137
Quanta Services, Inc.	18,170	1,645,657
Republic Services, Inc. (c)	29,859	3,284,789
Robert Half International, Inc.	16,586	1,475,656
Rockwell Automation, Inc.	8,008	2,290,448
Rollins, Inc.	50,005	1,710,171
Roper Technologies, Inc.	5,243	2,465,259
Snap-on, Inc.	7,937	1,773,364
Stanley Black & Decker, Inc.	10,885	2,231,316
Teledyne Technologies, Inc. (a)	4,263	1,785,472
Textron, Inc.	24,772	1,703,570
The Middleby Corp. (a)	7,409	1,283,683

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Toro Co.	24,351	$2,675,688
Trane Technologies PLC	12,126	2,232,882
TransDigm Group, Inc. (a)	2,472	1,600,101
TransUnion	19,374	2,127,459
Trex Co., Inc. (a)	13,935	1,424,296
Union Pacific Corp.	9,425	2,072,840
United Parcel Service, Inc., Class B	10,048	2,089,683
United Rentals, Inc. (a)	3,748	1,195,650
Verisk Analytics, Inc.	12,777	2,232,397
W.W. Grainger, Inc.	5,710	2,500,980
Waste Management, Inc.	24,276	3,401,310
Watsco, Inc.	6,504	1,864,307
Westinghouse Air Brake Technologies Corp.	18,394	1,513,826
XPO Logistics, Inc. (a)	10,624	1,486,191
Xylem, Inc.	18,492	2,218,300
		161,872,913
Information Technology (16.4%):
Accenture PLC, Class A	7,883	2,323,830
Adobe, Inc. (a)	3,254	1,905,673
Advanced Micro Devices, Inc. (a)	12,089	1,135,520
Akamai Technologies, Inc. (a)	17,061	1,989,313
Amphenol Corp., Class A	17,366	1,188,008
Analog Devices, Inc.	11,628	2,001,876
ANSYS, Inc. (a)	4,434	1,538,864
Apple, Inc.	11,473	1,571,342
Applied Materials, Inc.	10,633	1,514,139
Arista Networks, Inc. (a) (b)	5,119	1,854,665
Aspen Technology, Inc. (a)	7,430	1,021,922
Autodesk, Inc. (a)	5,410	1,579,179
Automatic Data Processing, Inc.	11,247	2,233,879
Black Knight, Inc. (a)	25,944	2,023,113
Booz Allen Hamilton Holding Corp.	24,026	2,046,535
Broadcom, Inc.	3,822	1,822,482
Broadridge Financial Solutions, Inc.	16,630	2,686,244
Cadence Design Systems, Inc. (a)	11,132	1,523,080
CDW Corp.	10,207	1,782,653
Ciena Corp. (a)	24,489	1,393,179
Cisco Systems, Inc.	43,784	2,320,552
Citrix Systems, Inc.	11,513	1,350,130
Cognex Corp.	19,292	1,621,493
Cognizant Technology Solutions Corp., Class A	26,240	1,817,382
Corning, Inc.	44,737	1,829,743
Dell Technologies, Inc., Class C (a)	19,875	1,980,941
Dolby Laboratories, Inc., Class A	20,182	1,983,689
Dynatrace, Inc. (a)	19,566	1,143,046
Entegris, Inc.	13,078	1,608,202
EPAM Systems, Inc. (a)	4,145	2,117,929
F5 Networks, Inc. (a)	8,454	1,578,024
Fair Isaac Corp. (a)	3,203	1,610,084
Fidelity National Information Services, Inc.	13,216	1,872,311

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
First Solar, Inc. (a)	11,279	$1,020,862
Fiserv, Inc. (a)	14,704	1,571,711
FleetCor Technologies, Inc. (a)	4,814	1,232,673
Fortinet, Inc. (a)	8,126	1,935,532
Gartner, Inc. (a)	8,625	2,088,975
Global Payments, Inc.	7,993	1,499,007
HP, Inc.	58,025	1,751,775
II-VI, Inc. (a) (b)	11,994	870,644
Intel Corp.	21,892	1,229,017
International Business Machines Corp.	14,997	2,198,410
Intuit, Inc.	4,273	2,094,496
IPG Photonics Corp. (a) (b)	6,511	1,372,323
Jack Henry & Associates, Inc. (b)	11,624	1,900,640
Keysight Technologies, Inc. (a)	12,908	1,993,124
KLA Corp.	4,145	1,343,850
Lam Research Corp.	2,143	1,394,450
Leidos Holdings, Inc.	19,264	1,947,590
Manhattan Associates, Inc. (a)	12,066	1,747,639
Marvell Technology, Inc.	26,335	1,536,121
Mastercard, Inc., Class A	4,458	1,627,571
Microchip Technology, Inc.	8,931	1,337,328
Micron Technology, Inc. (a)	14,456	1,228,471
Microsoft Corp. (c)	7,651	2,072,656
MKS Instruments, Inc.	7,467	1,328,753
Monolithic Power Systems, Inc.	3,169	1,183,463
Motorola Solutions, Inc.	11,091	2,405,083
NetApp, Inc.	20,079	1,642,864
NVIDIA Corp.	2,201	1,761,020
NXP Semiconductors NV	7,884	1,621,896
ON Semiconductor Corp. (a)	31,141	1,192,077
Oracle Corp.	36,258	2,822,323
Paychex, Inc.	23,989	2,574,020
Paycom Software, Inc. (a)	3,282	1,192,909
Paylocity Holding Corp. (a)	6,482	1,236,766
PayPal Holdings, Inc. (a)	4,896	1,427,086
PTC, Inc. (a)	9,468	1,337,450
Qorvo, Inc. (a)	6,833	1,336,876
QUALCOMM, Inc.	9,094	1,299,805
salesforce.com, Inc. (a)	5,217	1,274,357
Seagate Technology Holdings PLC	21,100	1,855,323
ServiceNow, Inc. (a) (c)	2,600	1,428,830
Skyworks Solutions, Inc.	7,264	1,392,872
Square, Inc., Class A (a)	3,976	969,349
SS&C Technologies Holdings, Inc.	31,194	2,247,840
Synopsys, Inc. (a)	6,188	1,706,589
TE Connectivity Ltd.	14,556	1,968,117
Teradyne, Inc.	9,920	1,328,883
Texas Instruments, Inc.	11,356	2,183,759
The Trade Desk, Inc., Class A (a)	10,671	825,509
The Western Union Co.	76,458	1,756,240

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Trimble, Inc. (a)	21,777	$1,782,012
Tyler Technologies, Inc. (a)	4,295	1,942,929
Universal Display Corp.	6,865	1,526,295
VeriSign, Inc. (a)	10,961	2,495,710
Visa, Inc., Class A	9,573	2,238,359
VMware, Inc., Class A (a) (b)	11,903	1,904,123
Western Digital Corp. (a)	15,007	1,068,048
Zebra Technologies Corp. (a)	3,019	1,598,530
Zoom Video Communications, Inc., Class A (a)	1,741	673,819
		153,493,771
Materials (5.4%):
Air Products & Chemicals, Inc.	6,809	1,958,813
Albemarle Corp.	6,384	1,075,449
AptarGroup, Inc.	18,114	2,551,176
Avery Dennison Corp.	9,553	2,008,423
Ball Corp.	23,832	1,930,869
Celanese Corp.	11,686	1,771,598
CF Industries Holdings, Inc.	27,189	1,398,874
Corteva, Inc.	33,720	1,495,482
Crown Holdings, Inc.	18,430	1,883,730
Dow, Inc.	22,305	1,411,460
Eastman Chemical Co.	13,611	1,589,084
FMC Corp.	18,101	1,958,528
Freeport-McMoRan, Inc.	29,562	1,097,046
International Flavors & Fragrances, Inc.	11,095	1,657,593
International Paper Co.	31,201	1,912,933
LyondellBasell Industries NV, Class A	11,008	1,132,393
Martin Marietta Materials, Inc.	4,286	1,507,858
Newmont Corp.	28,577	1,811,210
Nucor Corp.	24,093	2,311,241
Packaging Corp. of America	13,697	1,854,848
PPG Industries, Inc.	13,982	2,373,724
Reliance Steel & Aluminum Co.	12,908	1,947,817
RPM International, Inc.	27,429	2,432,404
Steel Dynamics, Inc.	30,043	1,790,563
The Mosaic Co.	31,771	1,013,813
The Scotts Miracle-Gro Co.	6,571	1,261,106
The Sherwin-Williams Co.	9,943	2,708,970
Vulcan Materials Co.	8,773	1,527,116
Westlake Chemical Corp.	16,144	1,454,413
		50,828,534
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	16,368	1,403,229
eXp World Holdings, Inc. (a) (b)	9,576	371,261
Jones Lang LaSalle, Inc. (a)	6,457	1,262,085
		3,036,575
Utilities (6.8%):
Alliant Energy Corp.	53,318	2,973,012

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Ameren Corp.	34,791	$2,784,672
American Electric Power Co., Inc. (c)	32,280	2,730,565
American Water Works Co., Inc.	16,912	2,606,647
Atmos Energy Corp.	25,470	2,447,922
CMS Energy Corp.	46,861	2,768,548
Consolidated Edison, Inc. (c)	35,524	2,547,781
DTE Energy Co.	17,922	2,322,691
Duke Energy Corp. (c)	26,423	2,608,479
Edison International	34,375	1,987,562
Entergy Corp.	23,502	2,343,149
Essential Utilities, Inc.	49,097	2,243,733
Evergy, Inc. (c)	35,436	2,141,397
Eversource Energy (c)	29,746	2,386,819
Exelon Corp.	52,393	2,321,534
FirstEnergy Corp.	36,675	1,364,677
NextEra Energy, Inc. (c)	27,631	2,024,800
NRG Energy, Inc.	44,394	1,789,078
Pinnacle West Capital Corp.	29,406	2,410,410
PPL Corp.	76,745	2,146,558
Public Service Enterprise Group, Inc.	37,614	2,247,060
Sempra Energy	16,632	2,203,407
The AES Corp.	54,178	1,412,420
The Southern Co. (c)	41,906	2,535,732
UGI Corp.	42,081	1,948,771
Vistra Corp.	68,082	1,262,921
WEC Energy Group, Inc. (c)	31,301	2,784,224
Xcel Energy, Inc. (c)	40,660	2,678,681
		64,023,250
Total Common Stocks (Cost $723,978,421)		932,476,770
Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (d)	3,806,845	3,806,845
Total Investment Companies (Cost $3,806,845)		3,806,845
Collateral for Securities Loaned^ (1.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	233,981	233,981
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	6,337,792	6,337,792
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	116,768	116,768
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	931,073	931,073
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	4,186,284	4,186,284
Total Collateral for Securities Loaned (Cost $11,805,898)		11,805,898
Total Investments (Cost $739,591,164) — 101.1%		948,089,513
Liabilities in excess of other assets — (1.1)%		(10,748,763)
NET ASSETS — 100.00%		$937,340,750

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	20	9/17/21	$4,218,306	$4,288,600	$70,294
Total unrealized appreciation					$70,294
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$70,294

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (3.3%):
Omnicom Group, Inc.	91,490	$7,318,285
The Interpublic Group of Cos., Inc.	239,534	7,782,459
Verizon Communications, Inc.	270,827	15,174,437
		30,275,181
Consumer Discretionary (2.7%):
Genuine Parts Co.	78,174	9,886,666
Hasbro, Inc.	77,654	7,339,856
Whirlpool Corp.	35,040	7,639,421
		24,865,943
Consumer Staples (18.8%):
Altria Group, Inc.	232,188	11,070,724
Archer-Daniels-Midland Co.	162,615	9,854,469
Bunge Ltd.	99,420	7,769,673
Campbell Soup Co.	215,669	9,832,350
Conagra Brands, Inc.	292,691	10,648,099
General Mills, Inc.	204,757	12,475,844
Kellogg Co. (a)	204,719	13,169,573
Kimberly-Clark Corp.	98,874	13,227,364
PepsiCo, Inc.	105,173	15,583,483
Philip Morris International, Inc.	114,956	11,393,289
The Coca-Cola Co.	213,191	11,535,765
The J.M. Smucker Co.	85,926	11,133,432
The Kraft Heinz Co.	245,003	9,991,222
The Procter & Gamble Co.	123,618	16,679,777
Tyson Foods, Inc., Class A	116,419	8,587,065
		172,952,129
Energy (2.3%):
Kinder Morgan, Inc.	482,253	8,791,472
ONEOK, Inc.	96,632	5,376,604
The Williams Cos., Inc.	275,749	7,321,136
		21,489,212
Financials (22.6%):
Apollo Global Management, Inc. (a)	125,508	7,806,598
Ares Management Corp., Class A	179,547	11,417,394
Citigroup, Inc.	85,887	6,076,505
Citizens Financial Group, Inc.	106,950	4,905,796
CME Group, Inc.	42,811	9,105,043
Comerica, Inc.	64,727	4,617,624
Everest Re Group Ltd.	32,003	8,065,076
Fidelity National Financial, Inc.	202,946	8,820,033
Fifth Third Bancorp	147,483	5,638,275
First Horizon Corp.	292,184	5,048,940
Franklin Resources, Inc.	227,948	7,292,057
Huntington Bancshares, Inc.	314,643	4,489,956
Invesco Ltd.	230,380	6,158,057

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
KeyCorp	238,118	$4,917,137
Lincoln National Corp.	68,842	4,326,031
M&T Bank Corp.	30,420	4,420,330
MetLife, Inc.	111,669	6,683,390
Northern Trust Corp.	71,456	8,261,743
Principal Financial Group, Inc.	98,030	6,194,516
Regions Financial Corp.	238,557	4,814,080
Santander Consumer USA Holdings, Inc.	224,620	8,158,198
State Street Corp.	84,565	6,958,008
The Bank of New York Mellon Corp.	161,308	8,263,809
The Blackstone Group, Inc., Class A	130,914	12,716,986
The Carlyle Group, Inc.	222,006	10,318,839
The Hartford Financial Services Group, Inc.	121,579	7,534,251
The PNC Financial Services Group, Inc.	38,980	7,435,825
Truist Financial Corp.	99,379	5,515,534
U.S. Bancorp	124,348	7,084,106
Zions Bancorp NA	81,998	4,334,414
		207,378,551
Health Care (8.0%):
AbbVie, Inc.	89,734	10,107,638
Amgen, Inc.	39,708	9,678,825
Cardinal Health, Inc.	145,317	8,296,148
CVS Health Corp.	124,891	10,420,905
Gilead Sciences, Inc. (b)	162,811	11,211,165
Merck & Co., Inc.	158,013	12,288,671
Organon & Co. (c)	15,804	478,229
Pfizer, Inc.	269,077	10,537,055
		73,018,636
Industrials (5.6%):
3M Co.	54,656	10,856,321
General Dynamics Corp.	57,525	10,829,657
Lockheed Martin Corp.	30,562	11,563,133
United Parcel Service, Inc., Class B	45,971	9,560,589
Watsco, Inc.	29,746	8,526,393
		51,336,093
Information Technology (7.1%):
Broadcom, Inc.	17,450	8,320,858
Cisco Systems, Inc.	200,280	10,614,840
International Business Machines Corp.	68,607	10,057,100
NetApp, Inc.	91,843	7,514,594
Paychex, Inc.	109,726	11,773,600
Seagate Technology Holdings PLC	96,521	8,487,092
The Western Union Co.	349,694	8,032,471
		64,800,555
Materials (5.0%):
CF Industries Holdings, Inc.	124,378	6,399,248
Dow, Inc.	102,008	6,455,066
International Paper Co.	142,686	8,748,079

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
LyondellBasell Industries NV, Class A	50,338	$5,178,270
Nucor Corp.	110,183	10,569,855
Packaging Corp. of America	62,660	8,485,417
		45,835,935
Utilities (24.0%):
Alliant Energy Corp.	243,868	13,598,080
American Electric Power Co., Inc. (b)	147,641	12,488,952
CMS Energy Corp.	214,355	12,664,093
Consolidated Edison, Inc. (b)	162,485	11,653,424
DTE Energy Co.	81,990	10,625,904
Duke Energy Corp. (b)	120,885	11,933,767
Edison International	157,225	9,090,750
Entergy Corp.	107,522	10,719,943
Evergy, Inc. (b)	162,080	9,794,494
Exelon Corp.	239,655	10,619,113
FirstEnergy Corp.	167,774	6,242,871
NRG Energy, Inc.	203,050	8,182,915
Pinnacle West Capital Corp.	134,502	11,025,129
PPL Corp.	351,018	9,817,974
Public Service Enterprise Group, Inc.	172,050	10,278,267
Sempra Energy	76,084	10,079,608
The Southern Co. (b)	191,692	11,599,283
UGI Corp.	192,481	8,913,795
Vistra Corp.	311,386	5,776,210
WEC Energy Group, Inc. (b)	143,165	12,734,527
Xcel Energy, Inc. (b)	185,963	12,251,243
		220,090,342
Total Common Stocks (Cost $779,413,219)		912,042,577
Investment Companies (0.3%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (d)	2,914,423	2,914,423
Total Investment Companies (Cost $2,914,423)		2,914,423
Collateral for Securities Loaned^ (0.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	154,968	154,968
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	4,197,571	4,197,571
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	77,336	77,336
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	616,657	616,657
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	2,772,610	2,772,610
Total Collateral for Securities Loaned (Cost $7,819,142)		7,819,142
Total Investments (Cost $790,146,784) — 100.6%		922,776,142
Liabilities in excess of other assets — (0.6)%		(5,930,191)
NET ASSETS — 100.00%		$916,845,951

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	15	9/17/21	$3,175,378	$3,216,450	$41,072
Total unrealized appreciation					$41,072
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$41,072

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.1%):
AMC Networks, Inc., Class A (a)	1,120	$74,816
Cogent Communications Holdings, Inc. (b)	2,402	184,690
Consolidated Communications Holdings, Inc. (a)	18,389	161,639
Gray Television, Inc.	6,776	158,558
IDT Corp., Class B (a)	3,539	130,801
Loral Space & Communications, Inc. (c)	1,739	67,560
MSG Networks, Inc., Class A (a)	5,988	87,305
QuinStreet, Inc. (a)	4,970	92,343
Sciplay Corp., Class A (a) (c)	5,087	86,225
Shenandoah Telecommunications Co.	3,228	156,590
TechTarget, Inc. (a)	1,179	91,361
Telephone & Data Systems, Inc.	7,330	166,098
The EW Scripps Co., Class A	4,732	96,485
TrueCar, Inc. (a) (c)	13,169	74,405
United States Cellular Corp. (a)	4,848	176,031
WideOpenWest, Inc. (a)	6,701	138,778
		1,943,685
Consumer Discretionary (11.6%):
1-800-Flowers.com, Inc., Class A (a)	2,995	95,451
Adtalem Global Education, Inc. (a)	3,421	121,924
American Public Education, Inc. (a)	3,956	112,113
America's Car-Mart, Inc. (a)	911	129,107
Beazer Homes USA, Inc. (a)	4,915	94,810
Big Lots, Inc.	1,219	80,466
Boot Barn Holdings, Inc. (a)	1,398	117,502
Camping World Holdings, Inc., Class A (c)	2,088	85,587
Carriage Services, Inc.	4,097	151,466
Cavco Industries, Inc. (a)	519	115,317
Century Communities, Inc.	1,661	110,523
Citi Trends, Inc. (a)	1,141	99,267
Clarus Corp.	8,105	208,298
Core-Mark Holding Co., Inc.	4,283	192,778
Duluth Holdings, Inc., Class B (a)	6,434	132,862
El Pollo Loco Holdings, Inc. (a)	5,702	104,290
Ethan Allen Interiors, Inc.	4,551	125,608
Franchise Group, Inc.	2,344	82,673
Gentherm, Inc. (a)	2,081	147,855
G-III Apparel Group Ltd. (a)	2,386	78,404
Green Brick Partners, Inc. (a)	4,898	111,380
Group 1 Automotive, Inc.	588	90,805
GrowGeneration Corp. (a)	1,028	49,447
Haverty Furniture Cos., Inc.	2,941	125,757
Hibbett, Inc. (a)	1,330	119,208
Jack in the Box, Inc.	1,548	172,509
Johnson Outdoors, Inc., Class A	1,171	141,691
Kontoor Brands, Inc.	2,453	138,374
Lands' End, Inc. (a)	2,066	84,809

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
La-Z-Boy, Inc.	3,521	$130,418
LGI Homes, Inc. (a)	899	145,584
Liquidity Services, Inc. (a)	3,808	96,914
Lumber Liquidators Holdings, Inc. (a)	3,059	64,545
M/I Homes, Inc. (a)	1,822	106,897
Malibu Boats, Inc., Class A (a)	1,331	97,602
MarineMax, Inc. (a) (c)	1,918	93,483
Monarch Casino & Resort, Inc. (a)	1,632	107,989
Monro, Inc.	2,256	143,279
Motorcar Parts of America, Inc. (a)	4,448	99,813
Nautilus, Inc. (a) (c)	3,131	52,757
OneWater Marine, Inc.	2,533	106,462
Overstock.com, Inc. (a)	652	60,114
Papa John's International, Inc.	1,460	152,482
Perdoceo Education Corp. (a)	9,265	113,682
PetMed Express, Inc. (b)	1,958	62,362
Sally Beauty Holdings, Inc. (a)	5,587	123,305
Shoe Carnival, Inc.	1,971	141,104
Skyline Champion Corp. (a)	2,168	115,554
Smith & Wesson Brands, Inc.	4,440	154,068
Standard Motor Products, Inc.	3,163	137,116
Strategic Education, Inc.	1,201	91,348
Stride, Inc. (a)	3,677	118,142
Sturm Ruger & Co., Inc. (b)	1,762	158,545
Superior Group of Cos., Inc.	3,126	74,743
The Buckle, Inc. (c)	2,344	116,614
The Container Store Group, Inc. (a)	3,367	43,906
Tri Pointe Homes, Inc. (a)	5,042	108,050
Tupperware Brands Corp. (a)	1,342	31,872
Turtle Beach Corp. (a)	2,654	84,716
Universal Electronics, Inc. (a)	2,132	103,402
Vista Outdoor, Inc. (a)	2,419	111,951
Winmark Corp.	1,020	195,922
Winnebago Industries, Inc.	1,395	94,804
WW International, Inc. (a)	2,840	102,638
XPEL, Inc. (a)	1,465	122,870
Zumiez, Inc. (a)	2,186	107,092
		7,392,426
Consumer Staples (6.9%):
B&G Foods, Inc. (c)	3,641	119,425
Cal-Maine Foods, Inc.	5,452	197,417
Central Garden & Pet Co., Class A (a)	4,295	207,449
Coca-Cola Consolidated, Inc.	578	232,431
Edgewell Personal Care Co.	4,726	207,471
elf Beauty, Inc. (a)	4,908	133,203
Fresh Del Monte Produce, Inc.	5,625	184,950
Hostess Brands, Inc. (a)	16,531	267,637
Ingles Markets, Inc., Class A	3,023	176,150
Inter Parfums, Inc.	1,743	125,496
John B Sanfilippo & Son, Inc.	2,184	193,437

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Medifast, Inc.	434	$122,813
MGP Ingredients, Inc.	2,014	136,227
Natural Grocers by Vitamin Cottage, Inc.	5,887	63,226
Nu Skin Enterprises, Inc., Class A	1,983	112,337
PriceSmart, Inc.	1,888	171,827
Seneca Foods Corp., Class A (a)	2,017	103,028
SpartanNash Co.	5,560	107,364
Sprouts Farmers Market, Inc. (a)	6,914	171,813
The Andersons, Inc.	3,458	105,573
The Simply Good Foods Co. (a)	4,293	156,737
Tootsie Roll Industries, Inc. (c)	3,960	134,284
TreeHouse Foods, Inc. (a)	2,620	116,642
Turning Point Brands, Inc.	2,240	102,525
United Natural Foods, Inc. (a)	2,763	102,176
Universal Corp.	3,419	194,780
USANA Health Sciences, Inc. (a) (c)	1,450	148,524
Vector Group Ltd.	8,937	126,369
Veru, Inc. (a)	2,727	22,007
Weis Markets, Inc. (b)	3,285	169,703
		4,413,021
Energy (1.4%):
Bonanza Creek Energy, Inc.	2,507	118,005
Cactus, Inc., Class A	2,652	97,381
Clean Energy Fuels Corp. (a)	3,471	35,231
Diamond S Shipping, Inc. (a)	10,799	107,558
Dorian LPG Ltd. (a)	8,336	117,704
Helix Energy Solutions Group, Inc. (a)	11,703	66,824
International Seaways, Inc.	5,541	106,276
REX American Resources Corp. (a)	859	77,465
W&T Offshore, Inc. (a)	19,874	96,389
World Fuel Services Corp. (b)	2,680	85,036
		907,869
Financials (24.7%):
1st Source Corp.	2,705	125,674
Allegiance Bancshares, Inc.	3,077	118,280
American Equity Investment Life Holding Co.	2,575	83,224
American National Group, Inc.	1,791	266,053
AMERISAFE, Inc.	3,404	203,185
Atlantic Union Bankshares Corp.	2,665	96,526
Axos Financial, Inc. (a)	2,519	116,856
B Riley Financial, Inc.	2,044	154,322
BancFirst Corp.	1,575	98,327
Banner Corp.	1,934	104,842
BGC Partners, Inc., Class A	22,189	125,812
Brightsphere Investment Group, Inc.	5,552	130,083
Brookline Bancorp, Inc.	8,457	126,432
Capitol Federal Financial, Inc.	11,217	132,136
Cathay General Bancorp	2,920	114,931
City Holding Co.	1,932	145,364

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Columbia Financial, Inc. (a) (b)	10,407	$179,209
Community Trust Bancorp, Inc.	3,235	130,629
ConnectOne Bancorp, Inc.	4,243	111,039
Cowen, Inc., Class A	3,324	136,450
Crossfirst Bankshares, Inc. (a)	7,875	108,281
Customers Bancorp, Inc.	3,332	129,915
CVB Financial Corp.	5,871	120,884
Dime Community Bancshares, Inc.	3,556	119,553
Eagle Bancorp, Inc.	2,172	121,806
eHealth, Inc. (a)	1,120	65,408
Employers Holdings, Inc.	4,959	212,245
Encore Capital Group, Inc. (a)	2,938	139,232
Enova International, Inc. (a)	3,152	107,830
Enterprise Financial Services Corp.	2,470	114,583
FB Financial Corp.	2,623	97,890
Federal Agricultural Mortgage Corp., Class C	1,695	167,636
Federated Hermes, Inc.	4,545	154,121
First BanCorp/Puerto Rico	9,413	112,203
First Bancorp/Southern Pines NC	2,654	108,575
First Busey Corp.	5,167	127,418
First Commonwealth Financial Corp.	7,704	108,395
First Financial Bancorp	4,384	103,594
First Foundation, Inc.	5,506	123,940
First Interstate BancSystem, Inc., Class A	2,864	119,801
First Merchants Corp.	2,632	109,675
First Midwest Bancorp, Inc.	5,388	106,844
FirstCash, Inc.	2,234	170,767
Flagstar Bancorp, Inc.	3,190	134,841
Flushing Financial Corp.	5,401	115,743
Fulton Financial Corp.	6,700	105,726
German American Bancorp, Inc.	3,679	136,859
Great Southern Bancorp, Inc., Class A	2,526	136,151
Green Dot Corp., Class A (a)	2,314	108,411
HarborOne Bancorp, Inc.	11,609	166,473
Heartland Financial USA, Inc.	2,463	115,736
Heritage Financial Corp.	4,498	112,540
Hilltop Holdings, Inc.	3,750	136,500
HomeStreet, Inc.	2,927	119,246
Hope Bancorp, Inc.	7,859	111,441
Horace Mann Educators Corp.	4,157	155,555
Horizon Bancorp, Inc.	6,178	107,683
Independent Bank Corp.	1,374	103,737
International Bancshares Corp.	2,703	116,067
James River Group Holdings Ltd.	3,224	120,965
Kearny Financial Corp.	10,953	130,888
Lakeland Bancorp, Inc.	7,231	126,398
Lakeland Financial Corp.	2,151	132,588
Live Oak Bancshares, Inc.	1,681	99,179
Merchants Bancorp	3,660	143,618
Meridian Bancorp, Inc.	7,140	146,084
See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Meta Financial Group, Inc.	2,159	$109,310
Mr. Cooper Group, Inc. (a)	3,551	117,396
National Bank Holdings Corp., Class A	3,210	121,145
National Western Life Group, Inc., Class A	550	123,415
Navient Corp.	8,597	166,180
NBT Bancorp, Inc.	3,573	128,521
Nelnet, Inc., Class A	2,313	174,007
Nicolet Bankshares, Inc. (a)	2,057	144,689
NMI Holdings, Inc., Class A (a)	4,515	101,497
Northfield Bancorp, Inc.	9,339	153,160
Northwest Bancshares, Inc. (b)	9,356	127,616
Oceanfirst Financial Corp.	5,128	106,868
OFG Bancorp	5,330	117,900
Old National Bancorp	7,372	129,821
Origin Bancorp, Inc.	3,093	131,329
Palomar Holdings, Inc. (a)	1,113	83,987
Park National Corp.	877	102,977
Piper Sandler Cos.	1,223	158,452
PJT Partners, Inc., Class A	2,396	171,027
PRA Group, Inc. (a)	3,923	150,918
Preferred Bank	2,017	127,616
Premier Financial Corp.	3,281	93,213
Provident Financial Services, Inc.	5,762	131,892
QCR Holdings, Inc.	2,730	131,286
Renasant Corp.	3,030	121,200
S&T Bancorp, Inc.	3,488	109,174
Safety Insurance Group, Inc. (b)	2,365	185,132
Sandy Spring Bancorp, Inc.	2,889	127,492
Sculptor Capital Management, Inc.	4,358	107,163
Seacoast Banking Corp. of Florida	2,941	100,435
ServisFirst Bancshares, Inc.	2,631	178,855
Silvergate Capital Corp., Class A (a)	481	54,507
SiriusPoint Ltd. (a)	13,755	138,513
Southside Bancshares, Inc. (b)	4,033	154,182
Stewart Information Services Corp.	2,847	161,396
Stock Yards Bancorp, Inc.	2,675	136,131
StoneX Group, Inc. (a)	2,166	131,411
The Bancorp, Inc. (a)	4,685	107,802
The First Bancshares, Inc.	3,808	142,533
Tompkins Financial Corp. (c)	1,568	121,614
Towne Bank	4,109	124,996
TriCo Bancshares	2,747	116,967
Tristate Capital Holdings, Inc. (a)	3,984	81,234
Triumph Bancorp, Inc. (a)	1,329	98,678
TrustCo Bank Corp.	3,875	133,223
Trustmark Corp.	4,203	129,452
United Community Banks, Inc.	3,352	107,298
Univest Financial Corp.	4,266	112,494
Veritex Holdings, Inc.	3,789	134,169
Victory Capital Holdings, Inc., Class A (d)	5,651	182,471

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Virtus Investment Partners, Inc.	482	$133,885
Washington Federal, Inc.	4,072	129,408
Washington Trust Bancorp, Inc.	2,587	132,843
WesBanco, Inc.	3,450	122,924
Westamerica Bancorp	2,762	160,279
World Acceptance Corp. (a) (c)	610	97,746
WSFS Financial Corp.	1,950	90,851
		15,703,079
Health Care (9.4%):
Accuray, Inc. (a)	15,208	68,740
Addus HomeCare Corp. (a)	1,328	115,855
Amneal Pharmaceuticals, Inc. (a)	14,749	75,515
Amphastar Pharmaceuticals, Inc. (a) (c)	10,058	202,769
Antares Pharma, Inc. (a)	27,101	118,160
Apollo Medical Holdings, Inc. (a) (c)	5,033	316,123
Atrion Corp.	271	168,272
BioDelivery Sciences International, Inc. (a)	23,827	85,301
Brookdale Senior Living, Inc. (a)	10,261	81,062
Cara Therapeutics, Inc. (a)	6,548	93,440
Catalyst Pharmaceuticals, Inc. (a)	23,957	137,753
Co-Diagnostics, Inc. (a)	3,188	26,301
Coherus Biosciences, Inc. (a)	6,535	90,379
Collegium Pharmaceutical, Inc. (a)	4,582	108,318
Community Health Systems, Inc. (a)	6,934	107,061
Computer Programs and Systems, Inc.	4,103	136,343
Corcept Therapeutics, Inc. (a)	2,407	52,954
CorVel Corp. (a)	1,821	244,560
Eagle Pharmaceuticals, Inc. (a)	3,401	145,563
Endo International PLC (a)	9,647	45,148
Fulgent Genetics, Inc. (a) (c)	404	37,261
Hanger, Inc. (a)	4,934	124,732
HealthStream, Inc. (a)	7,794	217,764
Infusystem Holdings, Inc. (a)	6,654	138,337
Innoviva, Inc. (a)	10,865	145,700
Integer Holdings Corp. (a)	1,362	128,300
Ironwood Pharmaceuticals, Inc. (a)	14,212	182,908
LeMaitre Vascular, Inc.	2,302	140,468
Meridian Bioscience, Inc. (a)	3,401	75,434
ModivCare, Inc. (a)	973	165,478
National HealthCare Corp. (b)	1,883	131,622
National Research Corp.	2,855	131,044
NextGen Healthcare, Inc. (a)	5,621	93,252
Orthofix Medical, Inc. (a)	2,734	109,661
Owens & Minor, Inc.	1,156	48,933
Phibro Animal Health Corp., Class A	6,031	174,175
Prestige Consumer Healthcare, Inc. (a)	4,338	226,010
Retractable Technologies, Inc. (a) (c)	2,655	30,692
SIGA Technologies, Inc. (a)	20,018	125,713
Simulations Plus, Inc.	1,364	74,897
Supernus Pharmaceuticals, Inc. (a)	3,609	111,121

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Surmodics, Inc. (a)	2,343	$127,108
The Joint Corp. (a)	2,813	236,067
The Pennant Group, Inc. (a)	1,271	51,984
Triple-S Management Corp., Class B (a)	4,843	107,854
U.S. Physical Therapy, Inc.	828	95,940
Vanda Pharmaceuticals, Inc. (a)	5,481	117,896
Vericel Corp. (a)	2,181	114,503
Zynex, Inc. (a)	4,564	70,879
		5,955,350
Industrials (20.4%):
ACCO Brands Corp.	12,374	106,788
AeroVironment, Inc. (a)	826	82,724
Alamo Group, Inc.	1,045	159,551
Albany International Corp.	1,562	139,424
Ameresco, Inc., Class A (a)	1,647	103,300
American Woodmark Corp. (a)	1,147	93,698
Apogee Enterprises, Inc.	2,820	114,859
ArcBest Corp.	1,850	107,651
Arcosa, Inc.	2,171	127,525
Argan, Inc.	3,016	144,135
Astec Industries, Inc.	1,719	108,194
Atlas Air Worldwide Holdings, Inc. (a)	2,350	160,058
AZZ, Inc.	2,639	136,647
Barnes Group, Inc.	2,076	106,395
Barrett Business Services, Inc.	1,976	143,477
Blue Bird Corp. (a)	3,336	82,933
Brady Corp., Class A	3,083	172,771
CAI International, Inc.	2,042	114,352
Casella Waste Systems, Inc. (a)	3,255	206,465
CBIZ, Inc. (a)	6,317	207,008
Columbus McKinnon Corp.	2,674	128,994
Comfort Systems USA, Inc.	1,968	155,059
Construction Partners, Inc., Class A (a)	3,414	107,200
CRA International, Inc.	1,990	170,344
CSW Industrials, Inc.	1,074	127,226
Daseke, Inc. (a)	12,747	82,601
Deluxe Corp.	2,212	105,667
Ducommun, Inc. (a)	2,008	109,556
Dycom Industries, Inc. (a)	1,187	88,467
Echo Global Logistics, Inc. (a)	4,155	127,725
Encore Wire Corp.	2,535	192,128
Energy Recovery, Inc. (a)	6,557	149,368
Enerpac Tool Group Corp.	5,250	139,755
Ennis, Inc. (b)	8,878	191,055
ESCO Technologies, Inc.	1,551	145,499
Evoqua Water Technologies Corp. (a)	4,532	153,091
Federal Signal Corp.	4,531	182,282
Forrester Research, Inc. (a)	2,835	129,843
Forward Air Corp.	1,895	170,076
Gibraltar Industries, Inc. (a)	1,418	108,208

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Global Industrial Co.	2,892	$106,165
GMS, Inc. (a)	2,811	135,322
Great Lakes Dredge & Dock Corp. (a)	8,799	128,553
Griffon Corp.	3,927	100,649
Healthcare Services Group	4,230	133,541
Heartland Express, Inc.	12,138	207,924
Helios Technologies, Inc.	2,196	171,398
Herc Holdings, Inc. (a)	1,072	120,139
Heritage-Crystal Clean, Inc. (a)	3,431	101,832
HNI Corp.	3,389	149,014
Hub Group, Inc., Class A (a)	2,945	194,311
Hyster-Yale Materials Handling, Inc.	1,257	91,736
ICF International, Inc.	1,778	156,215
IES Holdings, Inc. (a)	2,429	124,753
Insteel Industries, Inc.	3,825	122,974
JELD-WEN Holding, Inc. (a)	3,084	80,986
Kadant, Inc.	763	134,357
Kforce, Inc.	2,166	136,306
Kimball International, Inc., Class B	8,270	108,750
Knoll, Inc.	5,022	130,522
Lindsay Corp.	999	165,115
Marten Transport Ltd.	9,351	154,198
Matson, Inc.	1,268	81,152
McGrath RentCorp	1,933	157,675
Meritor, Inc. (a)	3,514	82,298
Miller Industries, Inc.	4,503	177,598
Mueller Industries, Inc.	3,579	155,006
Mueller Water Products, Inc., Class A	13,238	190,892
MYR Group, Inc. (a)	2,049	186,295
National Presto Industries, Inc.	1,364	138,651
Northwest Pipe Co. (a)	3,203	90,485
NV5 Global, Inc. (a)	1,158	109,443
Omega Flex, Inc.	558	81,864
PAE, Inc. (a)	13,435	119,572
Patrick Industries, Inc.	1,285	93,805
PGT Innovations, Inc. (a)	5,210	121,028
Powell Industries, Inc.	3,975	123,026
Primoris Services Corp.	3,568	105,006
Quanex Building Products Corp.	5,501	136,645
Radiant Logistics, Inc. (a)	17,218	119,321
Raven Industries, Inc.	2,916	168,691
Resources Connection, Inc.	11,016	158,190
Rush Enterprises, Inc., Class A	3,553	153,632
SPX Corp. (a)	2,427	148,241
SPX Flow, Inc.	2,052	133,872
Standex International Corp.	1,419	134,677
Steelcase, Inc., Class A	6,408	96,825
Sterling Construction Co., Inc. (a)	3,824	92,273
Tennant Co.	1,998	159,540
Terex Corp.	2,339	111,383

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Gorman-Rupp Co.	4,321	$148,815
The Greenbrier Cos., Inc.	2,250	98,055
Titan Machinery, Inc. (a)	4,344	134,403
Tutor Perini Corp. (a)	5,576	77,228
U.S. Xpress Enterprise, Inc., Class A (a)	7,666	65,928
Vectrus, Inc. (a)	2,417	115,025
Veritiv Corp. (a)	3,296	202,440
Werner Enterprises, Inc.	4,221	187,919
		12,993,758
Information Technology (11.1%):
A10 Networks, Inc. (a)	10,508	118,320
ACM Research, Inc., Class A (a)	555	56,732
ADTRAN, Inc.	6,719	138,747
Alpha & Omega Semiconductor Ltd. (a)	2,085	63,363
American Software, Inc., Class A	6,368	139,841
Avid Technology, Inc. (a)	4,453	174,335
Axcelis Technologies, Inc. (a)	2,625	106,103
AXT, Inc. (a)	4,705	51,661
Benchmark Electronics, Inc.	4,918	139,966
Calix, Inc. (a)	1,925	91,437
Cambium Networks Corp. (a)	1,347	65,127
Casa Systems, Inc. (a)	8,818	78,216
Cass Information Systems, Inc.	3,185	129,789
ChannelAdvisor Corp. (a)	3,082	75,540
Clearfield, Inc. (a)	2,724	102,014
CSG Systems International, Inc.	4,171	196,788
CTS Corp.	4,275	158,859
Digi International, Inc. (a)	4,310	86,674
Ebix, Inc.	2,156	73,088
eGain Corp. (a)	6,354	72,944
ePlus, Inc. (a)	1,607	139,311
EVERTEC, Inc.	4,268	186,298
ExlService Holdings, Inc. (a)	2,071	220,064
FARO Technologies, Inc. (a)	1,430	111,211
GreenSky, Inc., Class A (a)	14,687	81,513
Ichor Holdings Ltd. (a)	2,051	110,344
Insight Enterprises, Inc. (a)	1,721	172,117
Intelligent Systems Corp. (a) (c)	2,560	80,538
InterDigital, Inc.	2,727	199,153
Kimball Electronics, Inc. (a)	4,425	96,200
Knowles Corp. (a)	7,580	149,629
Luna Innovations, Inc. (a)	7,855	85,070
Methode Electronics, Inc.	3,331	163,919
Mimecast Ltd. (a)	2,778	147,373
Mitek Systems, Inc. (a)	6,044	116,407
Napco Security Technologies, Inc. (a)	3,751	136,424
NETGEAR, Inc. (a)	2,675	102,506
NetScout Systems, Inc. (a)	5,940	169,528
NVE Corp.	1,939	143,583
OSI Systems, Inc. (a)	2,000	203,280

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
PC Connection, Inc. (c)	2,671	$123,587
Perficient, Inc. (a)	2,771	222,844
Photronics, Inc. (a)	10,125	133,751
Plexus Corp. (a)	1,846	168,743
Progress Software Corp.	3,918	181,208
Ribbon Communications, Inc. (a)	9,620	73,208
Sanmina Corp. (a)	3,742	145,788
ShotSpotter, Inc. (a)	1,922	93,736
SMART Global Holdings, Inc. (a) (c)	2,478	118,151
Super Micro Computer, Inc. (a)	3,333	117,255
Sykes Enterprises, Inc. (a)	3,649	195,951
The Hackett Group, Inc.	9,152	164,919
Ultra Clean Holdings, Inc. (a)	1,838	98,737
VirnetX Holding Corp. (a) (c)	13,440	57,389
Vishay Precision Group, Inc. (a)	4,395	149,606
Xperi Holding Corp.	4,664	103,727
		7,082,612
Materials (5.4%):
AdvanSix, Inc. (a)	3,388	101,166
American Vanguard Corp.	6,846	119,873
Boise Cascade Co.	2,213	129,129
Chase Corp.	1,210	124,158
Clearwater Paper Corp. (a)	2,732	79,146
Coeur Mining, Inc. (a)	6,663	59,167
Compass Minerals International, Inc.	2,335	138,372
FutureFuel Corp.	9,181	88,138
GCP Applied Technologies, Inc. (a)	5,286	122,952
Glatfelter Corp.	7,958	111,173
Greif, Inc., Class A	2,561	155,069
H.B. Fuller Co.	2,636	167,676
Hawkins, Inc.	2,007	65,729
Ingevity Corp. (a)	1,523	123,911
Innospec, Inc.	1,315	119,152
Kaiser Aluminum Corp.	857	105,831
Koppers Holdings, Inc. (a)	2,674	86,504
Materion Corp.	2,040	153,714
Minerals Technologies, Inc.	1,740	136,886
Myers Industries, Inc.	6,471	135,891
O-I Glass, Inc. (a)	7,435	121,414
Orion Engineered Carbons SA (a)	5,230	99,318
PQ Group Holdings, Inc.	7,478	114,862
Rayonier Advanced Materials, Inc. (a)	5,748	38,454
Schnitzer Steel Industries, Inc.	3,088	151,466
Schweitzer-Mauduit International, Inc.	2,816	113,710
Stepan Co.	1,441	173,309
SunCoke Energy, Inc.	11,454	81,782
Trinseo SA	1,348	80,664
U.S. Concrete, Inc. (a)	1,456	107,453
		3,406,069

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Real Estate (1.7%):
Forestar Group, Inc. (a)	7,289	$152,413
Kennedy-Wilson Holdings, Inc.	8,044	159,834
Marcus & Millichap, Inc. (a)	4,467	173,632
Newmark Group, Inc., Class A	8,402	100,908
RE/MAX Holdings, Inc.	3,344	111,456
Tejon Ranch Co. (a)	10,060	153,013
The RMR Group, Inc., Class A	2,715	104,908
The St. Joe Co.	2,240	99,926
		1,056,090
Utilities (3.8%):
American States Water Co.	2,700	214,812
Avista Corp.	4,564	194,746
California Water Service Group	3,352	186,170
Chesapeake Utilities Corp.	1,548	186,271
MGE Energy, Inc.	3,111	231,583
Middlesex Water Co.	2,174	177,681
Northwest Natural Holding Co.	2,893	151,940
NorthWestern Corp.	2,888	173,915
Otter Tail Corp. (b)	4,260	207,931
SJW Group	2,754	174,328
South Jersey Industries, Inc.	5,635	146,116
The York Water Co.	4,024	182,287
Unitil Corp. (b)	4,016	212,728
		2,440,508
Total Common Stocks (Cost $52,562,675)		63,294,467
Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (e)	231,049	231,049
Total Investment Companies (Cost $231,049)		231,049
Collateral for Securities Loaned^ (1.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (e)	23,866	23,866
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	646,445	646,445
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	11,910	11,910
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	94,968	94,968
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	426,995	426,995
Total Collateral for Securities Loaned (Cost $1,204,184)		1,204,184
Total Investments (Cost $53,997,908) — 101.8%		64,729,700
Liabilities in excess of other assets — (1.8)%		(1,157,249)
NET ASSETS — 100.00%		$63,572,451

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Affiliated security (See Note 8 in the Notes to Financial Statements)

(e)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	2	9/17/21	$229,763	$230,780	$1,017
Total unrealized appreciation					$1,017
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$1,017

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (98.8%)
Australia (4.5%):
Communication Services (0.5%):
REA Group Ltd.	654	$82,887
Telstra Corp. Ltd.	40,952	115,454
		198,341
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	2,660	85,942
Consumer Staples (0.8%):
Coles Group Ltd.	8,385	107,446
Endeavour Group Ltd. (a)	3,513	16,568
Wesfarmers Ltd.	2,830	125,407
Woolworths Group Ltd.	3,513	100,436
		349,857
Financials (1.5%):
ASX Ltd.	2,134	124,342
Australia & New Zealand Banking Group Ltd.	3,861	81,493
Commonwealth Bank of Australia	1,540	115,319
Macquarie Group Ltd.	797	93,481
National Australia Bank Ltd.	4,101	80,625
Suncorp Group Ltd.	8,256	68,775
Westpac Banking Corp.	4,202	81,318
		645,353
Health Care (0.6%):
CSL Ltd.	417	89,169
Ramsay Health Care Ltd.	1,591	75,095
Sonic Healthcare Ltd.	3,904	112,405
		276,669
Industrials (0.3%):
Brambles Ltd.	12,787	109,683
Materials (0.6%):
BHP Group Ltd.	2,012	73,272
Fortescue Metals Group Ltd.	2,936	51,381
Newcrest Mining Ltd.	3,817	72,351
Rio Tinto Ltd.	792	75,204
		272,208
		1,938,053
Austria (0.5%):
Energy (0.1%):
OMV AG	1,118	63,585
Financials (0.2%):
Erste Group Bank AG	1,800	66,029

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Utilities (0.2%):
Verbund AG (b)	837	$77,056
		206,670
Belgium (1.2%):
Financials (0.8%):
Ageas SA (b)	1,239	68,748
Groupe Bruxelles Lambert SA	959	107,264
KBC Group NV	779	59,387
Sofina SA	285	122,927
		358,326
Health Care (0.2%):
UCB SA	689	72,016
Materials (0.2%):
Umicore SA	1,060	64,722
		495,064
Canada (11.9%):
Communication Services (1.0%):
BCE, Inc. (c)	3,232	159,409
Rogers Communications, Inc., Class B	2,034	108,150
TELUS Corp. (b) (c)	6,353	142,499
		410,058
Consumer Discretionary (0.6%):
Dollarama, Inc.	2,619	119,898
Magna International, Inc.	731	67,692
Restaurant Brands International, Inc. (b)	1,316	84,806
		272,396
Consumer Staples (1.6%):
Alimentation Couche-Tard, Inc., Class B	2,681	98,531
George Weston Ltd.	1,714	163,393
Loblaw Cos. Ltd.	2,764	170,135
Metro, Inc.	3,219	154,353
Saputo, Inc.	3,382	100,882
		687,294
Energy (0.5%):
Enbridge, Inc.	2,627	105,194
TC Energy Corp.	1,929	95,470
		200,664
Financials (3.6%):
Bank of Montreal	1,171	120,048
Canadian Imperial Bank of Commerce (b)	1,618	184,215
Fairfax Financial Holdings Ltd.	182	79,825
Great-West Lifeco, Inc. (b)	4,154	123,407
Intact Financial Corp.	892	121,205
Manulife Financial Corp.	3,702	72,881
National Bank of Canada	1,953	146,184

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Power Corp. of Canada (b)	4,314	$136,374
Royal Bank of Canada	1,660	168,210
Sun Life Financial, Inc.	2,154	111,089
The Bank of Nova Scotia	1,977	128,599
The Toronto-Dominion Bank	1,901	133,242
		1,525,279
Industrials (1.4%):
Canadian National Railway Co.	991	104,577
Canadian Pacific Railway Ltd.	1,465	112,670
Thomson Reuters Corp.	1,160	115,242
Waste Connections, Inc.	1,223	146,140
WSP Global, Inc.	986	115,116
		593,745
Information Technology (0.8%):
CGI, Inc. (a)	1,170	106,097
Constellation Software, Inc.	61	92,401
Open Text Corp.	2,311	117,377
Shopify, Inc., Class A (a)	31	45,344
		361,219
Materials (1.0%):
Aginco Eagle Mines Ltd.	974	58,908
Barrick Gold Corp. (b)	3,084	63,800
CCL Industries, Inc.	1,547	85,214
Franco-Nevada Corp.	648	94,052
Nutrien Ltd.	1,291	78,237
Wheaton Precious Metals Corp.	1,360	59,957
		440,168
Utilities (1.4%):
Algonquin Power & Utilities Corp. (b)	6,972	103,900
Emera, Inc.	3,435	155,869
Fortis, Inc.	3,792	167,877
Hydro One Ltd. (d)	6,216	150,259
		577,905
		5,068,728
Denmark (3.0%):
Consumer Discretionary (0.2%):
Pandora A/S	507	68,163
Consumer Staples (0.2%):
Carlsberg A/S, Class B	551	102,725
Financials (0.3%):
Danske Bank A/S	3,802	66,911
Tryg A/S	2,754	67,617
		134,528

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Health Care (1.1%):
Ambu A/S, Class B (b)	911	$35,029
Coloplast A/S, Class B	558	91,572
Demant A/S (a) (b)	1,369	77,071
Genmab A/S (a)	199	81,437
GN Store Nord A/S	849	74,172
Novo Nordisk A/S, Class B	1,309	109,683
		468,964
Industrials (0.6%):
AP Moller — Maersk A/S, Class B	28	80,491
DSV PANALPINA A/S	443	103,326
Vestas Wind Systems A/S	1,425	55,634
		239,451
Materials (0.5%):
Christian Hansen Holding A/S	1,077	97,217
Novozymes A/S, B Shares	1,472	110,970
		208,187
Utilities (0.1%):
Orsted A/S (d)	409	57,401
		1,279,419
Finland (1.9%):
Communication Services (0.3%):
Elisa Oyj	1,819	108,521
Consumer Staples (0.3%):
Kesko Oyj, Class B	3,344	123,500
Energy (0.1%):
Neste Oyj	1,031	63,123
Financials (0.2%):
Nordea Bank Abp	8,980	99,985
Industrials (0.4%):
Kone Oyj, Class B	1,339	109,222
Metso Outotec Oyj	5,143	59,732
		168,954
Materials (0.4%):
Stora Enso Oyj, Class R	4,066	74,166
UPM-Kymmene Oyj	2,310	87,366
		161,532
Utilities (0.2%):
Fortum Oyj	3,278	90,398
		816,013
France (7.8%):
Communication Services (0.7%):
Iliad SA	502	73,445
Orange SA (b)	7,250	82,647

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Publicis Groupe SA	1,049	$67,085
Vivendi SA	2,053	68,957
		292,134
Consumer Discretionary (1.0%):
Cie Generale des Etablissements Michelin SCA	567	90,416
Hermes International	95	138,369
Kering SA	119	103,982
LVMH Moet Hennessy Louis Vuitton SE	126	98,789
		431,556
Consumer Staples (1.2%):
Carrefour SA	4,035	79,341
Danone SA	1,285	90,451
L'Oreal SA	281	125,200
Pernod Ricard SA	500	110,973
Remy Cointreau SA	452	93,299
		499,264
Financials (0.9%):
Amundi SA (d)	1,072	94,497
AXA SA	2,991	75,834
BNP Paribas SA	843	52,842
CNP Assurances	3,258	55,430
Credit Agricole SA (b)	3,963	55,509
Natixis SA	9,160	43,440
		377,552
Health Care (0.5%):
BioMerieux	460	53,447
Sanofi (b)	1,058	110,836
Sartorius Stedim Biotech (b)	122	57,699
		221,982
Industrials (2.4%):
Alstom SA (a)	1,357	68,522
Bollore SA	14,898	79,838
Bouygues SA	1,764	65,231
Bureau Veritas SA	3,254	102,930
Cie de Saint-Gobain	1,477	97,258
Edenred	1,402	79,870
Eiffage SA	594	60,425
Legrand SA	1,098	116,198
Safran SA	390	54,062
Schneider Electric SE	612	96,271
Teleperformance	217	88,066
Thales SA	621	63,348
Vinci SA	563	60,068
		1,032,087

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Information Technology (0.6%):
Capgemini SE (b)	462	$88,735
Dassault Systemes SA	420	101,832
Worldline SA (a) (d)	731	68,416
		258,983
Materials (0.3%):
Air Liquide SA	781	136,727
Utilities (0.2%):
Veolia Environnement SA	2,680	80,929
		3,331,214
Germany (6.9%):
Communication Services (0.3%):
Deutsche Telekom AG	5,940	125,441
Consumer Discretionary (1.0%):
adidas AG	197	73,316
Bayerische Motoren Werke AG	884	93,604
Daimler AG	794	70,885
HelloFresh SE (a)	478	46,460
Puma SE	726	86,548
Zalando SE (a) (b) (d)	551	66,601
		437,414
Consumer Staples (0.3%):
Beiersdorf AG	927	111,829
Financials (1.1%):
Allianz SE, Registered Shares	326	81,283
Deutsche Bank AG, Registered Shares (a)	4,832	62,937
Deutsche Boerse AG	542	94,590
Hannover Rueck SE	470	78,626
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	237	64,894
Talanx AG	1,733	70,845
		453,175
Health Care (0.9%):
Carl Zeiss Meditec AG	471	90,995
Fresenius Medical Care AG & Co. KGaA	1,139	94,582
Fresenius SE & Co. KGaA	1,731	90,290
Merck KGaA	562	107,743
		383,610
Industrials (1.1%):
Brenntag SE	1,034	96,136
Deutsche Post AG, Registered Shares	1,831	124,520
KION Group AG	742	79,069
MTU Aero Engines AG	200	49,535
Rational AG	78	70,653
Siemens AG, Registered Shares	471	74,616
		494,529

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Information Technology (0.4%):
Infineon Technologies AG	1,374	$55,094
SAP SE	473	66,645
TeamViewer AG (a) (b) (d)	1,018	38,284
		160,023
Materials (0.6%):
Covestro AG (d)	934	60,307
Evonik Industries AG	2,614	87,645
Symrise AG	886	123,427
		271,379
Real Estate (0.7%):
Deutsche Wohnen SE	1,757	107,447
LEG Immobilien SE	821	118,217
Vonovia SE	1,436	92,822
		318,486
Utilities (0.5%):
E.ON SE	10,550	122,004
RWE AG	2,062	74,711
		196,715
		2,952,601
Hong Kong (3.9%):
Consumer Discretionary (0.3%):
Techtronic Industries Co. Ltd.	3,149	54,998
Xinyi Glass Holdings Ltd.	18,000	73,376
		128,374
Consumer Staples (0.2%):
WH Group Ltd. (d)	77,085	69,300
Financials (0.5%):
AIA Group Ltd.	5,197	64,593
Hang Seng Bank Ltd.	4,701	93,910
Hong Kong Exchanges and Clearing Ltd.	1,017	60,621
		219,124
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	48,728	47,824
Industrials (0.4%):
CK Hutchison Holdings Ltd.	10,511	81,905
MTR Corp. Ltd.	17,543	97,723
		179,628
Real Estate (1.0%):
CK Asset Holdings Ltd.	13,627	94,075
Henderson Land Development Co. Ltd.	22,630	107,261
New World Development Co. Ltd.	14,635	76,058
Sino Land Co. Ltd.	52,133	82,187
Sun Hung Kai Properties Ltd.	5,776	86,073
		445,654

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Utilities (1.4%):
China Common Rich Renewable Energy INV Ltd. (a) (e) (f)	26,000	$670
CK Infrastructure Holdings Ltd.	17,194	102,533
CLP Holdings Ltd.	15,446	152,787
Hong Kong and China Gas Co. Ltd.	100,310	155,812
Power Assets Holdings Ltd. (c)	27,217	167,037
		578,839
		1,668,743
Ireland (1.2%):
Consumer Discretionary (0.1%):
Flutter Entertainment PLC (a)	360	65,451
Consumer Staples (0.3%):
Kerry Group PLC	807	112,709
Industrials (0.4%):
Experian PLC	2,329	89,744
Kingspan Group PLC	714	67,417
		157,161
Materials (0.4%):
CRH PLC	1,522	76,691
Smurfit Kappa Group PLC	1,460	79,193
		155,884
		491,205
Israel (0.4%):
Financials (0.2%):
Bank Hapoalim BM (a)	12,486	100,308
Information Technology (0.2%):
Nice Ltd. (a)	316	77,266
		177,574
Italy (2.7%):
Communication Services (0.4%):
Infrastrutture Wireless Italiane SpA (b) (d)	8,392	94,641
Telecom Italia SpA	118,957	59,080
		153,721
Consumer Discretionary (0.2%):
Moncler SpA	1,138	76,986
Energy (0.2%):
Snam SpA	17,829	103,049
Financials (1.0%):
Assicurazioni Generali SpA	4,866	97,528
FinecoBank Banca Fineco SpA (a) (b)	4,445	77,469
Intesa Sanpaolo SpA	28,372	78,360
Mediobanca Banca di Credito Finanziario SpA (a)	6,361	74,285
Poste Italiane SpA (d)	6,714	88,756
		416,398

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Health Care (0.3%):
DiaSorin SpA (b)	279	$52,760
Recordati Industria Chimica e Farmaceutica SpA (b)	1,692	96,692
		149,452
Information Technology (0.2%):
Nexi SpA (a) (b) (d)	3,587	78,719
Utilities (0.4%):
Enel SpA	8,780	81,528
Terna SPA	14,507	108,082
		189,610
		1,167,935
Japan (18.2%):
Communication Services (1.1%):
KDDI Corp.	3,208	100,070
Nexon Co. Ltd.	1,500	33,435
Nintendo Co. Ltd. (c)	100	58,174
Nippon Telegraph & Telephone Corp.	3,928	102,355
Softbank Corp.	8,100	105,990
SoftBank Group Corp.	600	41,997
Z Holdings Corp.	7,730	38,747
		480,768
Consumer Discretionary (2.6%):
Bandai Namco Holdings, Inc.	900	62,452
Fast Retailing Co. Ltd.	100	75,288
Honda Motor Co. Ltd.	2,200	70,310
Koito Manufacturing Co. Ltd.	800	49,766
Nitori Holdings Co. Ltd.	530	93,805
Pan Pacific International Holdings Corp.	3,300	68,507
Panasonic Corp.	5,100	59,021
Sekisui House Ltd.	4,672	95,833
Sharp Corp.	2,700	44,554
Shimano, Inc.	240	56,932
Sony Group Corp.	700	68,154
Subaru Corp.	3,200	63,133
Sumitomo Electric Industries Ltd.	4,600	67,874
Suzuki Motor Corp.	1,300	55,017
Toyota Industries Corp.	908	78,555
Toyota Motor Corp.	1,224	106,995
		1,116,196
Consumer Staples (1.6%):
Ajinomoto Co., Inc.	3,900	101,257
Asahi Group Holdings Ltd.	1,360	63,556
Japan Tobacco, Inc. (b)	5,444	102,847
Kao Corp.	1,418	87,253
Kikkoman Corp.	900	59,390

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Kirin Holdings Co. Ltd. (b)	4,400	$85,797
Seven & i Holdings Co. Ltd.	1,800	85,835
Unicharm Corp.	2,094	84,265
		670,200
Financials (2.5%):
Dai-ichi Life Holdings, Inc.	3,488	63,869
Japan Exchange Group, Inc.	3,300	73,380
Japan Post Bank Co. Ltd.	9,912	83,254
Japan Post Holdings Co. Ltd.	9,400	77,033
Japan Post Insurance Co. Ltd.	3,400	62,870
Mitsubishi UFJ Financial Group, Inc.	16,500	89,140
Mizuho Financial Group, Inc.	6,000	85,749
MS&AD Insurance Group Holdings, Inc.	3,200	92,416
Nomura Holdings, Inc.	13,500	69,007
ORIX Corp.	3,568	60,211
Sompo Holdings, Inc.	2,300	85,018
Sumitomo Mitsui Financial Group, Inc.	2,484	85,648
Sumitomo Mitsui Trust Holdings, Inc.	2,400	76,226
Tokio Marine Holdings, Inc.	1,500	68,977
		1,072,798
Health Care (2.5%):
Astellas Pharma, Inc.	5,452	94,949
Chugai Pharmaceutical Co. Ltd.	1,490	59,047
Daiichi Sankyo Co. Ltd.	2,300	49,580
Eisai Co. Ltd.	654	64,322
Hoya Corp.	618	81,951
Kyowa Kirin Co. Ltd.	2,900	102,863
M3, Inc.	700	51,126
Olympus Corp.	2,800	55,657
Ono Pharmaceutical Co. Ltd.	3,184	71,058
Otsuka Holdings Co. Ltd.	2,300	95,392
Shionogi & Co. Ltd.	1,728	90,087
Sysmex Corp.	774	91,977
Takeda Pharmaceutical Co. Ltd.	2,800	93,745
Terumo Corp.	2,200	89,165
		1,090,919
Industrials (3.0%):
Daifuku Co. Ltd.	700	63,585
Daikin Industries Ltd.	366	68,172
FANUC Corp.	230	55,481
ITOCHU Corp.	3,900	112,351
Komatsu Ltd.	2,388	59,345
Kubota Corp.	3,204	64,813
Makita Corp.	1,500	70,625
Mitsubishi Corp.	3,592	97,916
Mitsubishi Electric Corp.	6,052	87,854
Mitsui & Co. Ltd.	3,686	82,975
MonotaRO Co. Ltd.	1,600	37,883
See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Nidec Corp.	554	$64,213
Recruit Holdings Co. Ltd.	1,220	60,077
Secom Co. Ltd.	1,110	84,379
SG Holdings Co. Ltd.	2,000	52,449
SMC Corp.	114	67,376
Toshiba Corp.	2,000	86,514
Toyota Tsusho Corp.	1,600	75,621
		1,291,629
Information Technology (3.4%):
Advantest Corp.	600	54,069
Canon, Inc. (b)	2,514	56,875
Disco Corp.	200	61,127
FUJIFILM Holdings Corp.	1,660	123,125
Fujitsu Ltd.	500	93,626
Hitachi Ltd.	1,500	85,898
Keyence Corp.	128	64,611
Kyocera Corp.	1,300	80,378
Lasertec Corp.	400	77,746
Murata Manufacturing Co. Ltd.	1,002	76,512
NEC Corp.	1,300	66,943
Nomura Research Institute Ltd.	2,174	71,925
NTT Data Corp.	4,308	67,211
Obic Co. Ltd.	500	93,221
Omron Corp.	1,000	79,312
Oracle Corp.	700	53,565
Renesas Electronics Corp. (a)	4,600	49,735
TDK Corp.	500	60,722
Tokyo Electron Ltd.	126	54,538
Yaskawa Electric Corp.	1,400	68,437
		1,439,576
Materials (0.9%):
Asahi Kasei Corp.	5,900	64,827
Nippon Paint Holdings Co. Ltd.	3,190	43,307
Nitto Denko Corp.	1,000	74,631
Shin-Etsu Chemical Co. Ltd.	470	78,615
Sumitomo Metal Mining Co. Ltd.	1,300	50,617
Toray Industries, Inc.	9,700	64,541
		376,538
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	2,400	72,056
Mitsubishi Estate Co. Ltd.	4,252	68,768
Mitsui Fudosan Co. Ltd.	2,378	55,083
Sumitomo Realty & Development Co. Ltd.	1,600	57,184
		253,091
		7,791,715

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Korea, Republic Of (4.3%):
Communication Services (0.8%):
Kakao Corp.	665	$96,266
NAVER Corp.	174	64,516
NCSoft Corp.	64	46,607
Netmarble Corp. (d)	416	49,506
SK Telecom Co. Ltd.	338	96,057
		352,952
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd.	155	40,196
Hyundai Motor Co.	196	41,689
Kia Corp.	566	45,039
LG Electronics, Inc.	271	39,350
		166,274
Consumer Staples (0.6%):
Amorepacific Corp.	254	56,846
KT&G Corp.	1,463	109,660
LG Household & Health Care Ltd.	51	79,806
		246,312
Financials (0.6%):
Hana Financial Group, Inc.	1,714	70,097
KB Financial Group, Inc.	1,593	78,942
Samsung Life Insurance Co. Ltd.	680	48,192
Shinhan Financial Group Co. Ltd.	2,281	82,246
		279,477
Health Care (0.3%):
Celltrion Healthcare Co. Ltd. (a)	337	34,628
Celltrion, Inc. (a)	156	37,199
Samsung Biologics Co. Ltd. (a) (d)	88	65,726
		137,553
Industrials (0.2%):
LG Corp.	546	49,703
Samsung C&T Corp.	485	58,794
		108,497
Information Technology (0.7%):
Samsung Electro-Mechanics Co. Ltd.	378	59,419
Samsung Electronics Co. Ltd.	991	71,024
Samsung SDI Co. Ltd.	84	52,071
Samsung SDS Co. Ltd.	335	55,040
SK Hynix, Inc.	450	50,955
		288,509
Materials (0.5%):
LG Chem Ltd.	57	43,028
Lotte Chemical Corp.	151	35,202

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
POSCO	255	$78,810
POSCO Chemical Co. Ltd.	295	37,727
		194,767
Utilities (0.2%):
Korea Electric Power Corp.	3,068	67,709
		1,842,050
Luxembourg (0.3%):
Health Care (0.2%):
Eurofins Scientific SE (a)	673	76,919
Real Estate (0.1%):
Aroundtown SA	7,536	58,790
		135,709
Netherlands (2.9%):
Communication Services (0.2%):
Koninklijke KPN NV	24,336	75,998
Consumer Staples (0.6%):
Davide Campari-Milano NV (b)	8,199	109,797
Koninklijke Ahold Delhaize NV	4,283	127,304
		237,101
Financials (0.4%):
Aegon NV	9,884	41,003
ING Groep NV	4,346	57,401
NN Group NV	1,770	83,479
		181,883
Health Care (0.2%):
Koninklijke Philips NV	1,554	76,995
Industrials (0.5%):
Randstad NV	1,026	78,460
Wolters Kluwer NV	1,309	131,482
		209,942
Information Technology (0.5%):
Adyen NV (a) (d)	25	61,074
ASM International NV	211	69,295
ASML Holding NV	134	92,050
		222,419
Materials (0.5%):
Akzo Nobel NV	907	112,051
Koninklijke DSM NV	610	113,835
		225,886
		1,230,224

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
New Zealand (0.3%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	2,622	$57,020
Information Technology (0.2%):
Xero Ltd. (a)	716	73,603
		130,623
Norway (1.7%):
Communication Services (0.3%):
Telenor ASA	6,779	114,293
Consumer Staples (0.5%):
Mowi ASA	2,683	68,274
Orkla ASA, Class A	12,931	131,771
		200,045
Energy (0.1%):
Aker BP ASA	2,226	70,974
Financials (0.4%):
DNB ASA	3,680	80,218
Gjensidige Forsikring ASA	4,103	90,487
		170,705
Materials (0.4%):
Norsk Hydro ASA	12,021	76,739
Yara International ASA	1,954	102,897
		179,636
		735,653
Portugal (0.5%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	7,147	130,323
Utilities (0.2%):
EDP — Energias de Portugal SA (b)	14,607	77,412
		207,735
Russian Federation (0.1%):
Materials (0.1%):
Polymetal International PLC	2,834	60,932
Singapore (1.2%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	59,800	101,861
Consumer Staples (0.2%):
Wilmar International Ltd.	19,362	64,809
Financials (0.8%):
DBS Group Holdings Ltd.	4,978	110,379
Oversea-Chinese Banking Corp. Ltd.	14,838	131,891
United Overseas Bank Ltd.	6,292	120,842
		363,112
		529,782

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Spain (1.3%):
Communication Services (0.1%):
Telefonica SA	12,062	$56,359
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	1,986	69,956
Financials (0.2%):
Banco Bilbao Vizcaya Argentaria SA	7,790	48,285
CaixaBank SA	16,698	51,354
		99,639
Health Care (0.2%):
Grifols SA	2,964	80,263
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	1,394	37,335
Utilities (0.5%):
Endesa SA	4,039	97,976
Iberdrola SA	9,211	112,264
		210,240
		553,792
Sweden (5.6%):
Consumer Discretionary (0.3%):
Evolution AB (d)	402	63,545
Hennes & Mauritz AB, Class B (a)	2,469	58,582
		122,127
Consumer Staples (0.7%):
Essity AB, Class B	3,381	112,152
ICA Gruppen AB	2,233	103,956
Swedish Match AB	10,210	87,092
		303,200
Energy (0.2%):
Lundin Energy AB	1,707	60,414
Financials (1.8%):
EQT AB (b)	1,637	59,429
Industrivarden AB, Class C	2,944	107,773
Investor AB, Class B (a)	5,672	130,768
Kinnevik AB, Class B	2,445	97,908
L E Lundbergforetagen AB, Class B	1,928	124,438
Skandinaviska Enskilda Banken AB, Class A	6,895	89,093
Svenska Handelsbanken AB, Class A	7,845	88,540
Swedbank AB, Class A	4,578	85,207
		783,156
Industrials (1.8%):
Alfa Laval AB	2,417	85,401
Assa Abloy AB, Class B	3,059	92,175
Atlas Copco AB, Class A	1,515	92,788

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Epiroc AB, Class A	4,207	$95,886
Nibe Industrier AB, Class B	9,476	99,704
Sandvik AB	2,596	66,329
Skanska AB, Class B	3,180	84,373
SKF AB, B Shares	2,780	70,803
Volvo AB, Class B (b)	3,047	73,330
		760,789
Information Technology (0.4%):
Hexagon AB, Class B	7,749	114,846
Telefonaktiebolaget LM Ericsson, Class B	5,531	69,535
		184,381
Materials (0.4%):
Boliden AB	1,818	69,910
Svenska Cellulosa AB SCA, Class B	5,821	95,423
		165,333
		2,379,400
Switzerland (7.4%):
Communication Services (0.4%):
Swisscom AG, Registered Shares	269	153,606
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA, Registered Shares	734	88,834
Consumer Staples (1.2%):
Barry Callebaut AG, Registered Shares	62	144,108
Chocoladefabriken Lindt & Spruengli AG	13	129,368
Coca-Cola HBC AG	2,173	78,563
Nestle SA, Registered Shares	1,433	178,498
		530,537
Financials (1.2%):
Credit Suisse Group AG, Registered Shares	4,675	48,984
Julius Baer Group Ltd.	1,238	80,811
Partners Group Holding AG	91	137,877
Swiss Life Holding AG	176	85,546
UBS Group AG	5,090	77,918
Zurich Insurance Group AG	254	101,930
		533,066
Health Care (1.2%):
Lonza Group AG, Registered Shares	129	91,458
Novartis AG, Registered Shares	1,380	125,796
Roche Holding AG	312	117,565
Sonova Holding AG	253	95,183
Straumann Holding AG, Class R (b)	59	94,081
		524,083
Industrials (1.6%):
ABB Ltd., Registered Shares	3,648	123,795
Geberit AG, Registered Shares	203	152,305

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Kuehne + Nagel International AG, Registered Shares	443	$151,626
Schindler Holding AG	382	116,871
SGS SA, Registered Shares	44	135,758
		680,355
Information Technology (0.4%):
Logitech International SA, Class R	524	63,503
Stmicroelectronics NV	1,493	54,174
Temenos AG	387	62,171
		179,848
Materials (1.2%):
EMS-Chemie Holding AG	132	129,717
Givaudan SA, Registered Shares (b)	31	144,208
Holcim Ltd.	1,668	100,080
Sika AG, Registered Shares	357	116,749
		490,754
		3,181,083
United Kingdom (9.1%):
Communication Services (0.4%):
BT Group PLC (a)	31,204	83,728
Vodafone Group PLC	42,207	70,834
		154,562
Consumer Discretionary (0.9%):
Barratt Developments PLC	5,724	55,038
Burberry Group PLC (a)	2,629	75,124
Compass Group PLC (a)	2,313	48,691
JD Sports Fashion PLC	4,549	57,821
Next PLC (a)	587	63,781
Persimmon PLC	1,498	61,287
		361,742
Consumer Staples (1.5%):
Associated British Foods PLC	1,793	54,955
British American Tobacco PLC	2,324	90,001
Diageo PLC	1,891	90,521
Imperial Brands PLC	3,819	82,242
Reckitt Benckiser Group PLC	1,097	97,060
Tesco PLC	33,478	103,234
Unilever PLC	1,695	99,178
		617,191
Financials (1.9%):
3i Group PLC	4,977	80,746
Admiral Group PLC	2,426	105,494
Aviva PLC	13,756	77,226
Barclays PLC	21,585	51,087
Hargreaves Lansdown PLC	2,776	61,010
HSBC Holdings PLC	9,654	55,720

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Legal & General Group PLC	16,077	$57,280
Lloyds Banking Group PLC	91,162	58,870
London Stock Exchange Group PLC	574	63,274
Phoenix Group Holdings PLC	9,061	84,769
Schroders PLC	1,629	79,151
Standard Chartered PLC	7,771	49,549
		824,176
Health Care (0.6%):
AstraZeneca PLC	830	99,679
GlaxoSmithKline PLC (c)	5,367	105,364
Smith & Nephew PLC	3,201	69,177
		274,220
Industrials (1.7%):
Ashtead Group PLC	1,339	99,340
BAE Systems PLC	10,826	78,162
Bunzl PLC	2,618	86,505
Ferguson PLC	705	97,996
Intertek Group PLC	1,120	85,664
RELX PLC	3,351	88,942
Rentokil Initial PLC	12,467	85,354
Spirax-Sarco Engineering PLC	626	117,882
		739,845
Information Technology (0.4%):
AVEVA Group PLC	1,284	65,851
Halma PLC	2,807	104,514
		170,365
Materials (1.3%):
Anglo American PLC	1,644	65,316
Antofagasta PLC	2,757	54,739
BHP Group PLC	2,290	67,464
Croda International PLC	1,071	109,143
Evraz PLC (c)	7,390	60,509
Fresnillo PLC	3,435	36,658
Mondi PLC	3,128	82,244
Rio Tinto PLC	874	71,914
		547,987
Utilities (0.4%):
National Grid PLC	8,214	104,610
SSE PLC	4,026	83,554
		188,164
		3,878,252
Total Common Stocks (Cost $35,080,779)		42,250,169

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Rights (0.0%) (g)
Spain (0.0%): (g)
Industrials (0.0%): (g)
ACS Actividades de Construccion y Servicios SA , Expires 7/7/21 (a)	1,394	$1,950
Total Rights (Cost $2,114)		1,950
Investment Companies (0.3%)
United States (0.3%):
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (h)	121,116	121,116
Total Investment Companies (Cost $121,116)		121,116
Collateral for Securities Loaned^ (5.3%)
United States (5.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (h)	44,574	44,574
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (h)	1,207,369	1,207,369
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (h)	22,245	22,245
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (h)	177,372	177,372
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (h)	797,500	797,500
Total Collateral for Securities Loaned (Cost $2,249,060)		2,249,060
Total Investments (Cost $37,453,069) — 104.4%		44,622,295
Liabilities in excess of other assets — (4.4)%		(1,879,837)
NET ASSETS — 100.00%		$42,742,458

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $1,107,032 and amounted to 2.6% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, illiquid securities were 0.0% of the Fund's net assets.

(g)  Amount represents less than 0.05% of net assets.

(h)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	2	9/17/21	$236,248	$230,410	$(5,838)
Total unrealized appreciation					$—
Total unrealized depreciation					(5,838)
Total net unrealized appreciation (depreciation)					$(5,838)

See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (13.2%):
Bilibili, Inc., ADR (a) (b)	25,435	$3,099,000
Discovery, Inc., Class A (a) (b)	21,744	667,106
Discovery, Inc., Class C (a)	42,540	1,232,809
IAC/InterActiveCorp. (a)	10,740	1,655,786
Liberty Broadband Corp., Class C (a)	20,647	3,585,558
Take-Two Interactive Software, Inc. (a)	14,902	2,637,952
Viacomcbs, Inc., Class A	5,245	254,120
ViacomCBS, Inc., Class B	78,029	3,526,911
Yandex NV, Class A (a)	41,221	2,916,386
		19,575,628
Consumer Discretionary (22.7%):
Airbnb, Inc., Class A (a)	24,892	3,811,961
Caesars Entertainment, Inc. (a)	26,891	2,789,941
DraftKings, Inc., Class A (a) (b)	51,752	2,699,902
Etsy, Inc. (a)	16,378	3,371,248
Expedia Group, Inc. (a)	18,226	2,983,778
Garmin Ltd.	24,758	3,580,997
Pool Corp.	5,167	2,369,896
Roku, Inc. (a)	14,843	6,816,648
Tractor Supply Co.	14,850	2,762,991
Ulta Beauty, Inc. (a)	7,055	2,439,407
		33,626,769
Electronic Equipment, Instruments & Components (4.2%):
Trimble, Inc. (a)	32,336	2,646,055
Zebra Technologies Corp. (a)	6,894	3,650,304
		6,296,359
Health Care (14.2%):
10X Genomics, Inc., Class A (a)	11,245	2,201,996
AstraZeneca PLC, ADR (b)	45,962	2,753,124
BeiGene Ltd., ADR (a)	6,463	2,218,037
CureVac NV (a) (b)	24,044	1,766,753
Horizon Therapeutics PLC (a)	28,962	2,712,002
Insulet Corp. (a)	8,539	2,344,041
Novavax, Inc. (a)	9,547	2,026,923
Novocure Ltd. (a) (b)	13,324	2,955,530
Royalty Pharma PLC, Class A	50,619	2,074,873
		21,053,279
Industrials (11.2%):
Enphase Energy, Inc. (a)	17,485	3,210,770
Expeditors International of Washington, Inc.	21,761	2,754,943
J.B. Hunt Transport Services, Inc.	13,616	2,218,727
Lyft, Inc., Class A (a)	41,306	2,498,187
Old Dominion Freight Line, Inc.	14,941	3,792,026
United Airlines Holdings, Inc. (a) (b)	41,692	2,180,075
		16,654,728

See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
IT Services (6.6%):
Akamai Technologies, Inc. (a)	21,002	$2,448,833
MongoDB, Inc. (a)	8,002	2,892,883
StoneCo Ltd., Class A (a)	34,021	2,281,449
Wix.com Ltd. (a)	7,268	2,109,755
		9,732,920
Semiconductors & Semiconductor Equipment (3.8%):
Qorvo, Inc. (a)	14,506	2,838,099
Teradyne, Inc.	21,423	2,869,825
		5,707,924
Software (18.5%):
Coupa Software, Inc. (a)	9,458	2,479,036
Crowdstrike Holdings, Inc., Class A (a)	25,216	6,337,033
Datadog, Inc., Class A (a)	30,143	3,137,284
Fortinet, Inc. (a)	21,044	5,012,470
SS&C Technologies Holdings, Inc.	32,956	2,374,809
The Trade Desk, Inc., Class A (a)	55,561	4,298,199
Zscaler, Inc. (a)	17,515	3,784,291
		27,423,122
Technology Hardware, Storage & Peripherals (5.4%):
Logitech International SA, Class R (b)	21,704	2,624,448
Seagate Technology Holdings PLC	29,490	2,593,056
Western Digital Corp. (a)	39,486	2,810,218
		8,027,722
Total Common Stocks (Cost $126,753,151)		148,098,451
Collateral for Securities Loaned^ (9.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	267,966	267,966
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	7,258,327	7,258,327
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	133,728	133,728
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	1,066,307	1,066,307
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	4,794,322	4,794,322
Total Collateral for Securities Loaned (Cost $13,520,650)		13,520,650
Total Investments (Cost $140,273,801) — 108.9%		161,619,101
Liabilities in excess of other assets — (8.9)%		(13,152,159)
NET ASSETS — 100.00%		$148,466,942

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2021.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments — continued June 30, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	1	9/17/21	$281,014	$290,980	$9,966
Total unrealized appreciation					$9,966
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$9,966

See notes to financial statements.

Victory Portfolios II VictoryShares Top Veteran Employers ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.9%)
Communication Services (5.7%):
AT&T, Inc.	2,115	$60,870
Comcast Corp., Class A	1,084	61,809
Verizon Communications, Inc.	1,101	61,689
		184,368
Consumer Discretionary (7.8%):
Amazon.com, Inc. (a)	20	68,803
General Motors Co. (a)	1,048	62,010
Hilton Worldwide Holdings, Inc. (a)	496	59,827
The Home Depot, Inc.	195	62,184
		252,824
Consumer Staples (9.4%):
Brown-Forman Corp., Class B	774	58,004
Hormel Foods Corp.	1,281	61,168
Kellogg Co.	949	61,049
PepsiCo, Inc.	420	62,231
Walmart, Inc.	437	61,626
		304,078
Financials (20.3%):
Bank of America Corp.	1,468	60,526
Capital One Financial Corp.	386	59,710
Citigroup, Inc.	790	55,893
JPMorgan Chase & Co.	378	58,794
Marsh & McLennan Cos., Inc.	449	63,165
Prudential Financial, Inc.	581	59,535
The Allstate Corp.	456	59,481
The Charles Schwab Corp.	842	61,306
The Progressive Corp.	627	61,578
The Travelers Cos., Inc.	389	58,237
U.S. Bancorp	1,023	58,280
		656,505
Health Care (9.7%):
CVS Health Corp.	719	59,993
DaVita, Inc. (a)	518	62,383
Humana, Inc.	142	62,866
Johnson & Johnson	367	60,460
Merck & Co., Inc.	819	63,694
Organon & Co. (a)	81	2,451
		311,847
Industrials (24.2%):
AECOM (a)	957	60,597
Eaton Corp. PLC	428	63,421
General Dynamics Corp.	327	61,561
General Electric Co.	4,424	59,547
J.B. Hunt Transport Services, Inc.	362	58,988

See notes to financial statements.

Victory Portfolios II VictoryShares Top Veteran Employers ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Lockheed Martin Corp.	162	$61,293
Northrop Grumman Corp.	169	61,420
Oshkosh Corp.	473	58,955
Southwest Airlines Co. (a)	1,011	53,674
The Boeing Co. (a)	252	60,369
Union Pacific Corp.	276	60,701
United Rentals, Inc. (a)	186	59,336
Waste Management, Inc.	442	61,928
		781,790
Information Technology (13.5%):
Accenture PLC, Class A	221	65,148
Booz Allen Hamilton Holding Corp.	733	62,437
CACI International, Inc., Class A (a)	244	62,249
CDW Corp.	375	65,494
Fiserv, Inc. (a)	539	57,614
Leidos Holdings, Inc.	605	61,165
Oracle Corp.	789	61,416
		435,523
Utilities (9.3%):
Dominion Energy, Inc.	816	60,033
Exelon Corp.	1,378	61,059
PG&E Corp. (a)	6,134	62,383
The Southern Co.	973	58,876
Xcel Energy, Inc.	877	57,777
		300,128
Total Common Stocks (Cost $2,692,991)		3,227,063
Total Investments (Cost $2,692,991) — 99.9%		3,227,063
Other assets in excess of liabilities — 0.1%		4,279
NET ASSETS — 100.00%		$3,231,342

(a)  Non-income producing security.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Protect America ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.2%)
Aerospace & Defense (53.6%):
AeroVironment, Inc. (a)	162	$16,224
Axon Enterprise, Inc. (a)	18	3,182
CAE, Inc. (a)	480	14,784
Elbit Systems Ltd.	202	26,210
General Dynamics Corp.	1,413	266,011
Huntington Ingalls Industries, Inc.	623	131,297
L3Harris Technologies, Inc.	411	88,838
Lockheed Martin Corp.	694	262,575
Moog, Inc., Class A	80	6,725
Northrop Grumman Corp.	793	288,200
Parsons Corp. (a)	1,199	47,193
Raytheon Technologies Corp.	3,320	283,229
Teledyne Technologies, Inc. (a)	45	18,847
Textron, Inc.	43	2,957
The Boeing Co. (a)	1,007	241,237
Vectrus, Inc. (a)	1,737	82,664
		1,780,173
Air Freight & Logistics (1.5%):
FedEx Corp.	167	49,821
Communication Services (0.7%):
AT&T, Inc.	183	5,267
Iridium Communications, Inc. (a)	426	17,036
		22,303
Construction & Engineering (8.0%):
AECOM (a)	608	38,498
Ameresco, Inc., Class A (a)	318	19,945
Great Lakes Dredge & Dock Corp. (a)	3,544	51,778
Jacobs Engineering Group, Inc.	992	132,353
Tutor Perini Corp. (a)	1,792	24,819
		267,393
Health Care (1.9%):
Cigna Corp.	197	46,703
Hologic, Inc. (a)	248	16,546
		63,249
Industrial Conglomerates (4.8%):
3M Co.	144	28,603
General Electric Co.	9,770	131,504
Honeywell International, Inc.	6	1,316
		161,423
Information Technology (20.9%):
Booz Allen Hamilton Holding Corp.	1,593	135,692
CACI International, Inc., Class A (a)	140	35,717
Cisco Systems, Inc.	740	39,220
Conduent, Inc. (a)	3,001	22,508

See notes to financial statements.

Victory Portfolios II VictoryShares Protect America ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
International Business Machines Corp.	4	$586
KBR, Inc.	710	27,086
KVH Industries, Inc. (a)	63	775
Leidos Holdings, Inc.	1,332	134,665
ManTech International Corp., Class A	405	35,049
Microsoft Corp.	216	58,514
Science Applications International Corp.	1,535	134,666
ViaSat, Inc. (a)	1,418	70,673
		695,151
Machinery (5.2%):
Caterpillar, Inc.	97	21,110
Cummins, Inc.	67	16,335
Oshkosh Corp.	1,081	134,736
		172,181
Materials (0.7%):
Ball Corp.	283	22,929
Professional Services (0.7%):
ASGN, Inc. (a)	239	23,166
Real Estate (0.4%):
The GEO Group, Inc. (b)	1,963	13,977
Utilities (0.8%):
Duke Energy Corp.	278	27,444
Total Common Stocks (Cost $2,683,890)		3,299,210
Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	251	251
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	6,804	6,804
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	125	125
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	1,000	1,000
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	4,494	4,494
Total Collateral for Securities Loaned (Cost $12,674)		12,674
Total Investments (Cost $2,696,564) — 99.6%		3,311,884
Other assets in excess of liabilities — 0.4%		11,641
NET ASSETS — 100.00%		$3,323,525

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2021.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2021
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
ASSETS:
Affiliated investments, at value (Cost $—, $39,932 and $—)	$—		$74,558		$—
Unaffiliated investments, at value (Cost $523,031,481, $22,072,486 and $98,005,593)	708,191,006	(a)	25,922,200	(b)	120,900,251	(c)
Foreign currency, at value (Cost $—, $— and $166,603)	—		—		166,170
Cash	2,906,888		80,223		137,275
Deposit with brokers for futures contracts	455,385		40,816		104,446
Receivables:
Interest and dividends	599,596		15,859		199,058
Variation margin on open futures contracts	5,088		160		—
Reclaims	—		—		154,506
From Adviser	—		612		21,971
Prepaid expenses	5,187		134		714
Total Assets	712,163,150		26,134,562		121,684,391
LIABILITIES:
Payables:
Collateral received on loaned securities	6,459,554		132,740		4,862,889
Due to custodian	—		—		3,797
Investments purchased	—		—		18,180
Variation margin on open futures contracts	—		—		2,670
Accrued expenses and other payables:
Investment advisory fees	189,587		6,473		38,912
Administration fees	8,865		328		1,951
Custodian fees	5,348		584		22,922
Compliance fees	405		16		68
Trustees' fees	156		26		36
Other accrued expenses	61,761		8,708		22,905
Total Liabilities	6,725,676		148,875		4,974,330
NET ASSETS:
Capital	592,545,702		30,420,373		99,339,127
Total accumulated earnings/(loss)	112,891,772		(4,434,686)		17,370,934
Net Assets	$705,437,474		$25,985,687		$116,710,061
Shares Outstanding (unlimited shares authorized, no par value):	9,900,000		400,000		2,600,000
Net asset value:	$71.26		$64.96		$44.89

(a)  Includes $6,249,346 of securities on loan.

(b)  Includes $128,103 of securities on loan.

(c)  Includes $4,606,324 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2021
	VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
ASSETS:
Investments, at value (Cost$193,629,056 and $243,621,373)	$222,393,204	(a)	$256,024,249	(b)
Cash	835,562		1,377,129
Deposit with brokers for futures contracts	148,878		181,728
Receivables:
Interest and dividends	449,015		377,038
Capital shares issued	—		2,984,079
Variation margin on open futures contracts	1,458		2,466
From Adviser	—		11,451
Prepaid expenses	1,457		499
Total Assets	223,829,574		260,958,639
LIABILITIES:
Payables:
Collateral received on loaned securities	2,681,991		6,097,516
Investments purchased	—		2,962,745
Accrued expenses and other payables:
Investment advisory fees	60,678		61,444
Administration fees	3,003		4,350
Custodian fees	1,937		1,871
Compliance fees	130		151
Trustees' fees	41		33
Other accrued expenses	26,234		33,144
Total Liabilities	2,774,014		9,161,254
NET ASSETS:
Capital	240,298,947		263,250,136
Total accumulated earnings/(loss)	(19,243,387)		(11,452,751)
Net Assets	$221,055,560		$251,797,385
Shares Outstanding (unlimited shares authorized, no par value):	3,900,000		4,200,000
Net asset value:	$56.68		$59.95

(a)  Includes $2,610,717 of securities on loan.

(b)  Includes $5,939,272 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2021
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
ASSETS:
Investments, at value (Cost $23,005,368, $18,501,751 and $294,099,696)	$24,227,389	(a)	$19,455,375	$346,307,074	(b)
Foreign currency, at value (Cost $61,667, $39,535 and $—)	61,663		39,509	—
Cash	82,392		35,818	577,837
Deposit with brokers for futures contracts	22,383		15,268	261,044
Receivables:
Interest and dividends	77,146		175,226	458,898
Variation margin on open futures contracts	—		—	1,320
Reclaims	79,057		2,460	—
From Adviser	59		7,707	3,256
Prepaid expenses	509		170	2,159
Total Assets	24,550,598		19,731,533	347,611,588
LIABILITIES:
Payables:
Collateral received on loaned securities	1,547,934		—	3,331,226
Variation margin on open futures contracts	554		490	—
Accrued foreign capital gains taxes	—		9,836	—
Accrued expenses and other payables:
Investment advisory fees	7,737		7,408	85,222
Administration fees	123		79	5,820
Custodian fees	4,417		13,679	2,963
Compliance fees	14		12	198
Trustees' fees	30		26	63
Other accrued expenses	11,533		13,630	31,625
Total Liabilities	1,572,342		45,160	3,457,117
NET ASSETS:
Capital	35,889,884		23,936,244	298,515,372
Total accumulated earnings/(loss)	(12,911,628)		(4,249,871)	45,639,099
Net Assets	$22,978,256		$19,686,373	$344,154,471
Shares Outstanding (unlimited shares authorized, no par value):	700,000		800,000	7,800,000
Net asset value:	$32.83		$24.61	$44.12

(a)  Includes $1,470,033 of securities on loan.

(b)  Includes $3,247,235 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2021
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $137,692,152, $739,591,164 and $790,146,784)	$163,384,099	(a)	$948,089,513	(b)	$922,776,142	(c)
Cash	363,253		—		—
Deposit with brokers for futures contracts	241,940		587,080		367,055
Receivables:
Interest and dividends	135,091		791,489		1,837,875
Variation margin on open futures contracts	990		6,408		4,567
From Adviser	672		—		5,044
Prepaid expenses	1,312		5,110		4,646
Total Assets	164,127,357		949,479,600		924,995,329
LIABILITIES:
Payables:
Collateral received on loaned securities	531		11,805,898		7,819,142
Accrued expenses and other payables:
Investment advisory fees	40,113		230,568		226,071
Administration fees	2,620		12,170		13,487
Custodian fees	1,580		6,725		6,409
Compliance fees	95		536		536
Trustees' fees	44		177		156
Other accrued expenses	17,417		82,776		83,577
Total Liabilities	62,400		12,138,850		8,149,378
NET ASSETS:
Capital	148,651,235		793,939,213		854,712,343
Total accumulated earnings/(loss)	15,413,722		143,401,537		62,133,608
Net Assets	$164,064,957		$937,340,750		$916,845,951
Shares Outstanding (unlimited shares authorized, no par value):	4,300,000		13,150,000		14,200,000
Net asset value:	$38.15		$71.28		$64.57

(a)  Includes $518 of securities on loan.

(b)  Includes $11,403,804 of securities on loan.

(c)  Includes $7,606,226 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2021
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF		VictoryShares Nasdaq Next 50 ETF
ASSETS:
Affiliated investments, at value (Cost $104,214, $— and $—)	$182,471		$—		$—
Unaffiliated investments, at value (Cost $53,893,694, $37,453,069 and $140,273,801)	64,547,229	(a)	44,622,295	(b)	161,619,101	(c)
Foreign currency, at value (Cost $—, $62,595 and $—)	—		62,474		—
Cash	—		—		206,377
Deposit with brokers for futures contracts	37,542		84,299		114,995
Receivables:
Interest and dividends	38,386		70,388		103,251
Variation margin on open futures contracts	320		—		—
Reclaims	—		212,132		—
From Adviser	568		—		9,671
Prepaid expenses	324		362		252
Total Assets	64,806,840		45,051,950		162,053,647
LIABILITIES:
Payables:
Collateral received on loaned securities	1,204,184		2,249,060		13,520,650
Variation margin on open futures contracts	—		1,780		280
Accrued expenses and other payables:
Investment advisory fees	15,406		16,894		18,006
Administration fees	664		107		637
Custodian fees	868		22,580		—
Compliance fees	36		25		88
Trustees' fees	30		29		329
Other accrued expenses	13,201		19,017		46,715
Total Liabilities	1,234,389		2,309,492		13,586,705
NET ASSETS:
Capital	86,735,874		61,771,265		134,340,079
Total accumulated earnings/(loss)	(23,163,423)		(19,028,807)		14,126,863
Net Assets	$63,572,451		$42,742,458		$148,466,942
Shares Outstanding (unlimited shares authorized, no par value):	1,050,000		1,250,000		4,325,000
Net asset value:	$60.55		$34.19		$34.33

(a)  Includes $1,177,685 of securities on loan.

(b)  Includes $2,123,767 of securities on loan.

(c)  Includes $13,233,574 of securities on loan.
See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2021
	VictoryShares Top Veteran Employers ETF	VictoryShares Protect America ETF
ASSETS:
Investments, at value (Cost $2,692,991 and $2,696,564)	$3,227,063	$3,311,884	(a)
Cash	9,132	30,847
Deposit with brokers for futures contracts	1,000	1,000
Receivables:
Interest and dividends	2,026	305
From Adviser	8,481	8,627
Total Assets	3,247,702	3,352,663
LIABILITIES:
Payables:
Collateral received on loaned securities	—	12,674
Accrued expenses and other payables:
Investment advisory fees	1,475	1,533
Administration fees	57	58
Custodian fees	538	536
Compliance fees	6	5
Trustees' fees	328	322
Other accrued expenses	13,956	14,010
Total Liabilities	16,360	29,138
NET ASSETS:
Capital	2,562,420	2,586,924
Total accumulated earnings/(loss)	668,922	736,601
Net Assets	$3,231,342	$3,323,525
Shares Outstanding (unlimited shares, no par value):	100,000	100,000
Net asset value:	$32.31	$33.24

(a)  Includes $12,574 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2021
	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Investment Income:
Dividends	$9,997,363	$355,042	$3,252,049
Affiliated dividend income	—	737	—
Interest	90	11	60
Securities lending (net of fees)	31,114	1,421	31,051
Foreign tax withholding	(500)	(224)	(394,451)
Total Income	10,028,067	356,987	2,888,709
Expenses:
Investment advisory fees	2,025,415	64,683	412,719
Administration fees	393,250	12,474	59,872
Sub-Administration fees	18,023	18,023	18,023
Custodian fees	31,209	3,527	116,045
Servicing fees	4,515	4,427	4,427
Trustees' fees	51,072	2,974	8,450
Compliance fees	5,679	172	831
Legal and audit fees	77,052	3,683	13,165
Interest fees	—	—	745
Other expenses	63,248	8,583	18,397
Total Expenses	2,669,463	118,546	652,674
Expenses waived/reimbursed by Adviser	(302,947)	(42,901)	(186,619)
Net Expenses	2,366,516	75,645	466,055
Net Investment Income (Loss)	7,661,551	281,342	2,422,654
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	(15,150,395)	(755,332)	942,726
Net realized gains (losses) from affiliated investment securities	—	(347)	—
Net realized gains (losses) from futures contracts	740,776	32,769	117,720
Net realized gains (losses) from in-kind redemptions	83,663,535	4,163,243	1,186,259
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	160,485,402	6,298,832	23,698,791
Net change in unrealized appreciation/depreciation on affiliated investment securities	—	34,765	—
Net change in unrealized appreciation/depreciation on futures contracts	5,984	320	(2,003)
Net realized/unrealized gains (losses) on investments	229,745,302	9,774,250	25,943,493
Change in net assets resulting from operations	$237,406,853	$10,055,592	$28,366,147

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2021
	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Income:
Dividends	$6,666,662	$5,059,287
Interest	131	104
Securities lending (net of fees)	1,180	20,873
Foreign tax withholding	—	(1,519)
Total Income	6,667,973	5,078,745
Expenses:
Investment advisory fees	589,587	393,407
Administration fees	114,235	74,812
Sub-Administration fees	18,023	18,023
Custodian fees	10,330	8,116
Servicing fees	4,427	4,427
Trustees' fees	15,410	8,103
Compliance fees	1,634	943
Legal and audit fees	23,157	18,448
Other expenses	27,913	27,353
Total Expenses	804,716	553,632
Expenses waived/reimbursed by Adviser	(115,722)	(92,551)
Net Expenses	688,994	461,081
Net Investment Income (Loss)	5,978,979	4,617,664
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(9,248,093)	(3,904,966)
Net realized gains (losses) from futures contracts	258,287	161,399
Net realized gains (losses) from in-kind redemptions	22,588,508	28,636,191
Net change in unrealized appreciation/depreciation on investment securities	54,529,281	22,095,653
Net change in unrealized appreciation/depreciation on futures contracts	14,330	(8,925)
Net realized/unrealized gains (losses) on investments	68,142,313	46,979,352
Change in net assets resulting from operations	$74,121,292	$51,597,016

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2021
	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
Investment Income:
Dividends	$1,910,871	$1,166,703	$6,212,287
Interest	98	43	63
Securities lending (net of fees)	19,195	6	199
Foreign tax withholding	(246,172)	(149,666)	—
Total Income	1,683,992	1,017,086	6,212,549
Expenses:
Investment advisory fees	153,347	90,497	920,160
Administration fees	22,754	11,749	177,921
Sub-Administration fees	18,023	20,030	18,025
Custodian fees	30,393	81,852	15,824
Servicing fees	4,427	4,309	4,309
Trustees' fees	5,236	3,163	21,932
Compliance fees	367	175	2,462
Legal and audit fees	6,564	16,924	36,915
Line of credit fees	—	332	—
Interest fees	381	403	—
Other expenses	10,676	9,254	31,524
Total Expenses	252,168	238,688	1,229,072
Expenses waived/reimbursed by Adviser	(79,421)	(137,281)	(153,181)
Net Expenses	172,747	101,407	1,075,891
Net Investment Income (Loss)	1,511,245	915,679	5,136,658
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(1,275,769)	(482,782)	1,580,380
Foreign taxes on realized gains	—	(11,703)	—
Net realized gains (losses) from futures contracts	62,689	72,311	347,689
Net realized gains (losses) from in-kind redemptions	1,957,778	106,717	36,523,263
Net change in unrealized appreciation/ depreciation on investment securities and foreign currency translations	10,016,633	4,626,888	47,584,751
Net change in unrealized appreciation/ depreciation on futures contracts	(2,322)	(1,126)	5,364
Net change in accrued foreign taxes on unrealized gains	—	(9,836)	—
Net realized/unrealized gains (losses) on investments	10,759,009	4,300,469	86,041,447
Change in net assets resulting from operations	$12,270,254	$5,216,148	$91,178,105

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2021
	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Income:
Dividends	$3,303,841	$11,228,053	$22,231,824
Interest	205	—	—
Securities lending (net of fees)	296	31,812	5,917
Foreign tax withholding	(217)	(658)	—
Total Income	3,304,125	11,259,207	22,237,741
Expenses:
Investment advisory fees	459,365	2,281,481	2,109,770
Administration fees	89,237	440,672	407,031
Sub-Administration fees	18,025	18,023	18,023
Custodian fees	9,176	31,683	29,455
Servicing fees	4,353	4,516	4,515
Trustees' fees	12,804	52,439	47,598
Compliance fees	1,288	6,105	5,609
Legal and audit fees	18,470	93,834	93,950
Broker interest fees	—	892	856
Other expenses	17,922	80,805	85,470
Total Expenses	630,640	3,010,450	2,802,277
Expenses waived/reimbursed by Adviser	(93,897)	(341,488)	(333,815)
Net Expenses	536,743	2,668,962	2,468,462
Net Investment Income (Loss)	2,767,382	8,590,245	19,769,279
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	523,773	345,194	14,574,890
Net realized gains (losses) from futures contracts	126,513	842,748	930,942
Net realized gains (losses) from in-kind redemptions	12,391,813	71,293,520	107,187,678
Net change in unrealized appreciation/ depreciation on investment securities	20,064,174	162,645,472	97,477,192
Net change in unrealized appreciation/ depreciation on futures contracts	16,842	97,767	55,816
Net realized/unrealized gains (losses) on investments	33,123,115	235,224,701	220,226,518
Change in net assets resulting from operations	$35,890,497	$243,814,946	$239,995,797

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2021
	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares Nasdaq Next 50 ETF(a)
Investment Income:
Dividends	$784,068	$1,289,477	$472,869
Affiliated dividend income	1,636	—	—
Interest	35	630	57
Securities lending (net of fees)	3,845	12,072	124,822
Foreign tax withholding	(462)	(161,963)	(1,497)
Total Income	789,122	1,140,216	596,251
Expenses:
Investment advisory fees	150,781	174,430	138,833
Administration fees	29,094	25,456	52,728
Sub-Administration fees	18,029	18,022	—
Custodian fees	4,689	133,475	115
Servicing fees	4,431	4,427	2,852
Trustees' fees	4,840	4,950	4,858
Compliance fees	400	374	669
Legal and audit fees	6,794	5,809	16,828
Printing fees	8,659	7,675	21,147
Other expenses	4,657	9,702	36,952
Total Expenses	232,374	384,320	274,982
Expenses waived/reimbursed by Adviser	(56,006)	(187,876)	(107,539)
Net Expenses	176,368	196,444	167,443
Net Investment Income (Loss)	612,754	943,772	428,808
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities	2,099,060	188,918	(7,433,727)
Net realized gains (losses) from affiliated investment securities	1,720	—	—
Net realized gains (losses) from futures contracts	53,735	76,767	79,750
Net realized gains (losses) from in-kind redemptions	11,464,628	2,327,668	13,843,485
Net change in unrealized appreciation/ depreciation on unaffiliated investment securities	6,727,626	7,829,939	21,345,300
Net change in unrealized appreciation/ depreciation on affiliated investment securities	74,138	—	—
Net change in unrealized appreciation/ depreciation on futures contracts	(5,795)	(5,465)	9,966
Net realized/unrealized gains (losses) on investments	20,415,112	10,417,827	27,844,774
Change in net assets resulting from operations	$21,027,866	$11,361,599	$28,273,582

(a)  VictoryShares Nasdaq Next 50 ETF commenced operations on September 10, 2020.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2021
	VictoryShares Top Veteran Employers ETF(a)	VictoryShares Protect America ETF(b)
Investment Income:
Dividends	$39,071	$29,500
Interest	—	—
Securities lending (net of fees)	—	9
Foreign tax withholding	—	(22)
Total Income	39,071	29,487
Expenses:
Investment advisory fees	10,876	11,162
Administration fees	1,122	1,151
Sub-Administration fees	9,435	9,350
Custodian fees	1,220	1,219
Servicing fees	2,961	3,046
Trustees' fees	428	424
Compliance fees	13	12
Legal and audit fees	21,142	21,160
Printing fees	12,050	12,218
Other expenses	7,333	7,330
Total Expenses	66,580	67,072
Expenses waived/reimbursed by Adviser	(54,698)	(54,876)
Net Expenses	11,882	12,196
Net Investment Income (Loss)	27,189	17,291
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	132,018	121,060
Net change in unrealized appreciation/depreciation on investment securities	534,072	615,330
Net realized/unrealized gains (losses) on investments	666,090	736,390
Change in net assets resulting from operations	$693,279	$753,681

(a)  VictoryShares Top Veteran Employers ETF commenced operations on November 4, 2020.

(b)  VictoryShares Protect America ETF commenced operations on November 5, 2020.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$7,661,551	$11,430,747	$281,342	$325,336	$2,422,654	$1,712,775
Net realized gains (losses) from investments	69,253,916	(8,106,151)	3,440,333	(2,962,991)	2,246,705	(4,588,893)
Net change in unrealized appreciation/ depreciation on investments	160,491,386	(37,017,453)	6,333,917	(729,592)	23,696,788	(3,660,392)
Change in net assets resulting from operations	237,406,853	(33,692,857)	10,055,592	(3,367,247)	28,366,147	(6,536,510)
Change in net assets resulting from distributions to shareholders	(7,561,107)	(11,639,455)	(287,612)	(333,395)	(2,408,306)	(1,636,991)
Change in net assets resulting from capital transactions	(194,413,139)	(16,437,793)	128,296	(10,023,892)	7,632,260	55,078,264
Change in net assets	35,432,607	(61,770,105)	9,896,276	(13,724,534)	33,590,101	46,904,763
Net Assets:
Beginning of period	670,004,867	731,774,972	16,089,411	29,813,945	83,119,960	36,215,197
End of period	$705,437,474	$670,004,867	$25,985,687	$16,089,411	$116,710,061	$83,119,960
Capital Transactions:
Proceeds from shares issued	$109,696,136	$176,174,573	$9,846,161	$4,863,773	$11,872,178	$63,002,989
Cost of shares redeemed	(304,109,275)	(192,612,366)	(9,717,865)	(14,887,665)	(4,239,918)	(7,924,725)
Change in net assets resulting from capital transactions	$(194,413,139)	$(16,437,793)	$128,296	$(10,023,892)	$7,632,260	$55,078,264
Share Transactions:
Issued	1,650,000	3,300,000	150,000	100,000	300,000	1,700,000
Redeemed	(5,000,000)	(4,000,000)	(150,000)	(350,000)	(100,000)	(250,000)
Change in Shares	(3,350,000)	(700,000)	—	(250,000)	200,000	1,450,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$5,978,979	$10,457,657	$4,617,664	$3,214,648
Net realized gains (losses) from investments	13,598,702	(27,598,774)	24,892,624	(11,297,828)
Net change in unrealized appreciation/depreciation on investments	54,543,611	(42,199,209)	22,086,728	(8,242,123)
Change in net assets resulting from operations	74,121,292	(59,340,326)	51,597,016	(16,325,303)
Change in net assets resulting from distributions to shareholders	(5,707,683)	(10,982,914)	(4,510,283)	(3,347,836)
Change in net assets resulting from capital transactions	(40,993,350)	(67,568,336)	138,568,910	10,537,591
Change in net assets	27,420,259	(137,891,576)	185,655,643	(9,135,548)
Net Assets:
Beginning of period	193,635,301	331,526,877	66,141,742	75,277,290
End of period	$221,055,560	$193,635,301	$251,797,385	$66,141,742
Capital Transactions:
Proceeds from shares issued	$73,170,915	$175,033,492	$248,883,695	$61,100,744
Cost of shares redeemed	(114,164,265)	(242,601,828)	(110,314,785)	(50,563,153)
Change in net assets resulting from capital transactions	$(40,993,350)	$(67,568,336)	$138,568,910	$10,537,591
Share Transactions:
Issued	1,350,000	3,700,000	4,350,000	1,400,000
Redeemed	(2,350,000)	(5,850,000)	(1,950,000)	(1,300,000)
Change in Shares	(1,000,000)	(2,150,000)	2,400,000	100,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$1,511,245	$2,619,735	$915,679	$1,591,736	$5,136,658	$2,715,156
Net realized gains (losses) from investments	744,698	(11,187,546)	(315,457)	(6,079,435)	38,451,332	(5,716,266)
Net change in unrealized appreciation/ depreciation on investments	10,014,311	(7,487,291)	4,615,926	(3,444,499)	47,590,115	3,435,766
Change in net assets resulting from operations	12,270,254	(16,055,102)	5,216,148	(7,932,198)	91,178,105	434,656
Change in net assets resulting from distributions to shareholders	(1,705,787)	(2,460,188)	(809,574)	(1,690,396)	(4,931,587)	(2,413,888)
Change in net assets resulting from capital transactions	(49,628,242)	40,017,292	(6,399,375)	(8,949,498)	22,631,344	220,806,252
Change in net assets	(39,063,775)	21,502,002	(1,992,801)	(18,572,092)	108,877,862	218,827,020
Net Assets:
Beginning of period	62,042,031	40,540,029	21,679,174	40,251,266	235,276,609	16,449,589
End of period	$22,978,256	$62,042,031	$19,686,373	$21,679,174	$344,154,471	$235,276,609
Capital Transactions:
Proceeds from shares issued	$3,066,706	$51,700,753	$1,135,264	$5,939,593	$156,222,479	$239,360,512
Cost of shares redeemed	(52,694,948)	(11,683,461)	(7,534,639)	(14,889,091)	(133,591,135)	(18,554,260)
Change in net assets resulting from capital transactions	$(49,628,242)	$40,017,292	$(6,399,375)	$(8,949,498)	$22,631,344	$220,806,252
Share Transactions:
Issued	100,000	1,600,000	50,000	250,000	3,850,000	7,150,000
Redeemed	(1,850,000)	(400,000)	(350,000)	(800,000)	(3,150,000)	(550,000)
Change in Shares	(1,750,000)	1,200,000	(300,000)	(550,000)	700,000	6,600,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$2,767,382	$3,305,520	$8,590,245	$8,359,234	$19,769,279	$19,107,515
Net realized gains (losses) from investments	13,042,099	(6,565,700)	72,481,462	54,278,678	122,693,510	6,923,829
Net change in unrealized appreciation/ depreciation on investments	20,081,016	2,884,358	162,743,239	(16,435,854)	97,533,008	408,079
Change in net assets resulting from operations	35,890,497	(375,822)	243,814,946	46,202,058	239,995,797	26,439,423
Change in net assets resulting from distributions to shareholders	(2,790,098)	(3,232,593)	(7,661,659)	(9,141,838)	(18,139,639)	(19,790,977)
Change in net assets resulting from capital transactions	(24,217,756)	115,578,154	91,574,225	(256,176,351)	129,097,767	(137,570,641)
Change in net assets	8,882,643	111,969,739	327,727,512	(219,116,131)	350,953,925	(130,922,195)
Net Assets:
Beginning of period	155,182,314	43,212,575	609,613,238	828,729,369	565,892,026	696,814,221
End of period	$164,064,957	$155,182,314	$937,340,750	$609,613,238	$916,845,951	$565,892,026
Capital Transactions:
Proceeds from shares issued	$52,363,615	$153,857,553	$281,258,675	$2,604,112	$465,006,422	$39,877,087
Cost of shares redeemed	(76,581,371)	(38,279,399)	(189,684,450)	(258,780,463)	(335,908,655)	(177,447,728)
Change in net assets resulting from capital transactions	$(24,217,756)	$115,578,154	$91,574,225	$(256,176,351)	$129,097,767	$(137,570,641)
Share Transactions:
Issued	1,450,000	4,900,000	4,250,000	50,000	7,600,000	900,000
Redeemed	(2,200,000)	(1,250,000)	(2,850,000)	(5,250,000)	(5,550,000)	(4,050,000)
Change in Shares	(750,000)	3,650,000	1,400,000	(5,200,000)	2,050,000	(3,150,000)

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF		VictoryShares Nasdaq Next 50 ETF
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020	For the Period September 10, 2020(a) through June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$612,754	$666,883	$943,772	$1,380,661	$428,808
Net realized gains (losses) from investments	13,619,143	(1,534,257)	2,593,353	(11,742,934)	6,489,508
Net change in unrealized appreciation/depreciation on investments	6,795,969	1,632,537	7,824,474	(2,332,722)	21,355,266
Change in net assets resulting from operations	21,027,866	765,163	11,361,599	(12,694,995)	28,273,582
Change in net assets resulting from distributions to shareholders	(596,428)	(764,303)	(879,139)	(1,518,775)	(345,554)
Change in net assets resulting from capital transactions	5,938,386	(55,411,980)	(16,195,189)	(48,077,018)	120,538,914
Change in net assets	26,369,824	(55,411,120)	(5,712,729)	(62,290,788)	148,466,942
Net Assets:
Beginning of period	37,202,627	92,613,747	48,455,187	110,745,975	—
End of period	$63,572,451	$37,202,627	$42,742,458	$48,455,187	$148,466,942
Capital Transactions:
Proceeds from shares issued	$34,562,229	$6,387,747	$—	$—	$196,036,909
Cost of shares redeemed	(28,623,843)	(61,799,727)	(16,195,189)	(48,077,018)	(75,497,995)
Change in net assets resulting from capital transactions	$5,938,386	$(55,411,980)	$(16,195,189)	$(48,077,018)	$120,538,914
Share Transactions:
Issued	600,000	200,000	—	—	6,675,000
Redeemed	(500,000)	(1,700,000)	(550,000)	(1,650,000)	(2,350,000)
Change in Shares	100,000	(1,500,000)	(550,000)	(1,650,000)	4,325,000

(a)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Top Veteran Employers ETF	VictoryShares Protect America ETF
	For the Period November 4, 2020(a) through June 30, 2021	For the Period November 5, 2020(a) through June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$27,189	$17,291
Net realized gains (losses) from investments	132,018	121,060
Net change in unrealized appreciation/depreciation on investments	534,072	615,330
Change in net assets resulting from operations	693,279	753,681
Change in net assets resulting from distributions to shareholders	(24,357)	(17,080)
Change in net assets resulting from capital transactions	2,562,420	2,586,924
Change in net assets	3,231,342	3,323,525
Net Assets:
Beginning of period	—	—
End of period	$3,231,342	$3,323,525
Capital Transactions:
Proceeds from shares issued	$2,562,420	$2,586,924
Change in net assets resulting from capital transactions	$2,562,420	$2,586,924
Share Transactions:
Issued	100,000	100,000
Change in Shares	100,000	100,000

(a)  Commencement of operations.

See notes to financial statements.

This page is intentionally left blank.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US 500 Volatility Wtd ETF
Year Ended:
June 30, 2021	$50.57	0.69	20.68	21.37	(0.68)	—
June 30, 2020	$52.46	0.77	(1.88)	(1.11)	(0.78)	—
June 30, 2019	$49.34	0.73	3.09	3.82	(0.70)	—
June 30, 2018	$44.05	0.63	5.26	5.89	(0.60)	—
June 30, 2017	$37.24	0.60	6.71	7.31	(0.50)	—
VictoryShares US Small Cap Volatility Wtd ETF
Year Ended:
June 30, 2021	$40.22	0.70	24.76	25.46	(0.72)	—
June 30, 2020	$45.87	0.59	(5.62)	(5.03)	(0.62)	—
June 30, 2019	$48.54	0.63	(2.62)	(1.99)	(0.68)	—
June 30, 2018	$42.40	0.50	6.14	6.64	(0.50)	—
June 30, 2017	$34.35	0.50	8.01	8.51	(0.46)	—
VictoryShares International Volatility Wtd ETF
Year Ended:
June 30, 2021	$34.63	0.95	10.25	11.20	(0.94)	—
June 30, 2020	$38.12	0.77	(3.51)	(2.74)	(0.75)	—
June 30, 2019	$39.09	1.17	(1.07)	0.10	(1.07)	—
June 30, 2018	$37.20	1.04	1.81	2.85	(0.96)	—
June 30, 2017	$32.11	0.76	5.10	5.86	(0.77)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Excludes impact of in-kind transaction.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return	Net Expenses	Net Investment Income (Loss)	Gross Expenses	Net Assets, End of Period (000's)	Portfolio Turnover(b)
VictoryShares US 500 Volatility Wtd ETF
Year Ended:
June 30, 2021	(0.68)	$71.26	42.51%	0.35%	1.13%	0.39%	$705,437	34%
June 30, 2020	(0.78)	$50.57	(2.12)%	0.35%	1.49%	0.40%	$670,005	28%
June 30, 2019	(0.70)	$52.46	7.86%	0.35%	1.48%	0.40%	$731,775	46%
June 30, 2018	(0.60)	$49.34	13.42%	0.35%	1.32%	0.41%	$567,370	36%
June 30, 2017	(0.50)	$44.05	19.72%	0.35%	1.43%	0.47%	$292,921	26%
VictoryShares US Small Cap Volatility Wtd ETF
Year Ended:
June 30, 2021	(0.72)	$64.96	63.72%	0.35%	1.30%	0.55%	$25,986	71%
June 30, 2020	(0.62)	$40.22	(11.00)%	0.35%	1.35%	0.55%	$16,089	50%
June 30, 2019	(0.68)	$45.87	(4.07)%	0.35%	1.36%	0.46%	$29,814	62%
June 30, 2018	(0.50)	$48.54	15.75%	0.35%	1.10%	0.47%	$41,261	47%
June 30, 2017	(0.46)	$42.40	24.86%	0.35%	1.25%	0.68%	$25,438	47%
VictoryShares International Volatility Wtd ETF
Year Ended:
June 30, 2021	(0.94)	$44.89	32.59%	0.45%	2.34%	0.63%	$116,710	45%
June 30, 2020	(0.75)	$34.63	(7.23)%	0.45%	2.12%	0.64%	$83,120	41%
June 30, 2019	(1.07)	$38.12	0.33%	0.45%	3.14%	0.73%	$36,215	53%
June 30, 2018	(0.96)	$39.09	7.62%	0.45%	2.61%	0.98%	$21,497	37%
June 30, 2017	(0.77)	$37.20	18.44%	0.45%	2.25%	1.54%	$13,021	46%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF
Year Ended:
June 30, 2021	$39.52	1.45	17.10	18.55	(1.39)	—
June 30, 2020	$47.03	1.58	(7.44)	(5.86)	(1.65)	—
June 30, 2019	$45.06	1.51	1.83	3.34	(1.37)	—
June 30, 2018	$42.17	1.34	2.92	4.26	(1.37)	—
June 30, 2017	$37.58	1.24	4.46	5.70	(1.11)	—
VictoryShares US Small Cap High Div Volatility Wtd ETF
Year Ended:
June 30, 2021	$36.75	1.85	23.26	25.11	(1.91)	—
June 30, 2020	$44.28	1.53	(7.47)	(5.94)	(1.59)	—
June 30, 2019	$45.96	1.38	(1.74)	(0.36)	(1.32)	—
June 30, 2018	$40.41	1.39	5.61	7.00	(1.45)	—
June 30, 2017	$35.40	1.43	4.93	6.36	(1.35)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Excludes impact of in-kind transaction.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return	Net Expenses	Net Investment Income (Loss)	Gross Expenses	Net Assets, End of Period (000's)	Portfolio Turnover(b)
VictoryShares US Large Cap High Div Volatility Wtd ETF
Year Ended:
June 30, 2021	(1.39)	$56.68	47.74%	0.35%	3.04%	0.41%	$221,056	67%
June 30, 2020	(1.65)	$39.52	(12.78)%	0.35%	3.47%	0.41%	$193,635	56%
June 30, 2019	(1.37)	$47.03	7.59%	0.35%	3.33%	0.42%	$331,527	66%
June 30, 2018	(1.37)	$45.06	10.23%	0.35%	3.04%	0.42%	$144,187	52%
June 30, 2017	(1.11)	$42.17	15.37%	0.35%	3.05%	0.45%	$120,181	48%
VictoryShares US Small Cap High Div Volatility Wtd ETF
Year Ended:
June 30, 2021	(1.91)	$59.95	69.75%	0.35%	3.51%	0.42%	$251,797	104%
June 30, 2020	(1.59)	$36.75	(13.61)%	0.35%	3.69%	0.44%	$66,142	68%
June 30, 2019	(1.32)	$44.28	(0.70)%	0.35%	3.10%	0.44%	$75,277	83%
June 30, 2018	(1.45)	$45.96	17.64%	0.35%	3.23%	0.45%	$43,665	68%
June 30, 2017	(1.35)	$40.41	18.07%	0.35%	3.65%	0.55%	$32,325	65%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares International High Div Volatility Wtd ETF
Year Ended:
June 30, 2021	$25.32	1.11	7.73	8.84	(1.33)	—
June 30, 2020	$32.43	1.02	(7.13)	(6.11)	(1.00)	—
June 30, 2019	$33.94	1.63	(1.48)	0.15	(1.66)	—
June 30, 2018	$34.25	1.47	(0.41)	1.06	(1.37)	—
June 30, 2017	$30.65	1.40	3.47	4.87	(1.27)	—
VictoryShares Emerging Market High Div Volatility Wtd ETF
Year Ended:
June 30, 2021	$19.71	0.99	4.73	5.72	(0.82)	—
June 30, 2020	$24.39	0.94	(4.63)	(3.69)	(0.99)	—
June 30, 2019	$23.92	1.31	0.35	1.66	(1.05)	(0.14)
October 26, 2017(e) through June 30, 2018	$24.95	0.78	(1.29)	(0.51)	(0.52)	—
VictoryShares Dividend Accelerator ETF
Year Ended:
June 30, 2021	$33.14	0.66	10.95	11.61	(0.63)	—
June 30, 2020	$32.90	0.55	0.19 (f)	0.74	(0.50)	—
June 30, 2019	$28.41	0.48	4.47	4.95	(0.46)	—
June 30, 2018	$25.95	0.48	2.45	2.93	(0.47)	—
April 18, 2017(e) through June 30, 2017	$25.26	0.12	0.65	0.77	(0.08)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Commencement of operations.

(f)  The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

(g)  During the period the Fund paid interest fees. Excluding these fees, the ratio of net expense to average net assets for the year was 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares International High Div Volatility Wtd ETF
Year Ended:
June 30, 2021	(1.33)	$32.83	35.49%	0.45%		3.95%	0.66%	$22,978	111%
June 30, 2020	(1.00)	$25.32	(19.22)%	0.45%		3.45%	0.57%	$62,042	71%
June 30, 2019	(1.66)	$32.43	0.58%	0.45%		5.06%	0.59%	$40,540	76%
June 30, 2018	(1.37)	$33.94	3.00%	0.45%		4.14%	0.60%	$45,824	58%
June 30, 2017	(1.27)	$34.25	16.16%	0.45%		4.32%	0.77%	$32,541	69%
VictoryShares Emerging Market High Div Volatility Wtd ETF
Year Ended:
June 30, 2021	(0.82)	$24.61	29.69%	0.50%		4.55%	1.19%	$19,686	101%
June 30, 2020	(0.99)	$19.71	(15.55)%	0.50%		4.24%	0.85%	$21,679	86%
June 30, 2019	(1.19)	$24.39	7.30%	0.51	%(g)	5.52%	0.88%	$40,251	103%
October 26, 2017(e) through June 30, 2018	(0.52)	$23.92	(2.17)%	0.50%		4.44%	1.05%	$21,532	52%
VictoryShares Dividend Accelerator ETF
Year Ended:
June 30, 2021	(0.63)	$44.12	35.33%	0.35%		1.67%	0.40%	$344,154	41%
June 30, 2020	(0.50)	$33.14	2.23%	0.35%		1.65%	0.42%	$235,277	74%
June 30, 2019	(0.46)	$32.90	17.60%	0.35%		1.57%	0.59%	$16,450	62%
June 30, 2018	(0.47)	$28.41	11.33%	0.35%		1.75%	0.67%	$7,102	43%
April 18, 2017(e) through June 30, 2017	(0.08)	$25.95	3.05%	0.35%		2.31%	1.92%	$3,893	—%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US Multi-Factor Minimum Volatility ETF
Year Ended:
June 30, 2021	$30.73	0.62	7.43		8.05	(0.63)	—
June 30, 2020	$30.87	0.70	(0.14	)(e)	0.56	(0.70)	—
June 30, 2019	$27.58	0.73	3.20		3.93	(0.64)	—
June 30, 2018	$24.83	0.63	2.69		3.32	(0.57)	—
June 22, 2017 (f) through June 30, 2017	$24.97	0.02	(0.16)		(0.14)	—	—
VictoryShares US 500 Enhanced Volatility Wtd ETF
Year Ended:
June 30, 2021	$51.88	0.70	19.32		20.02	(0.62)	—
June 30, 2020	$48.89	0.60	3.04		3.64	(0.65)	—
June 30, 2019	$49.30	0.73	(0.42)		0.31	(0.72)	—
June 30, 2018	$44.00	0.64	5.25		5.89	(0.59)	—
June 30, 2017	$37.23	0.58	6.71		7.29	(0.52)	—
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Year Ended:
June 30, 2021	$46.58	1.56	17.87		19.43	(1.44)	—
June 30, 2020	$45.54	1.39	1.09		2.48	(1.44)	—
June 30, 2019	$46.29	1.46	(0.80)		0.66	(1.41)	—
June 30, 2018	$43.30	1.39	2.99		4.38	(1.39)	—
June 30, 2017	$38.59	1.28	4.58		5.86	(1.15)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

(f)  Commencement of operations.

(g)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(h)  Increased trading levels in a given year reflect additional portfolio transactions required to track the "enhanced volatility" methodology of the Fund's underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US Multi-Factor Minimum Volatility ETF
Year Ended:
June 30, 2021	(0.63)	$38.15	26.47%	0.35%	1.80%	0.41%	$164,065	56%
June 30, 2020	(0.70)	$30.73	1.82%	0.35%	2.23%	0.42%	$155,182	69%
June 30, 2019	(0.64)	$30.87	14.47%	0.35%	2.50%	0.48%	$43,213	34%
June 30, 2018	(0.57)	$27.58	13.41%	0.35%	2.33%	0.74%	$8,273	26%
June 22, 2017 (f) through June 30, 2017	—	$24.83	(0.54)%	0.35%	3.20%	7.21%	$2,483	—%
VictoryShares US 500 Enhanced Volatility Wtd ETF
Year Ended:
June 30, 2021	(0.62)	$71.28	38.78%	0.35%	1.13%	0.39%	$937,341	34%
June 30, 2020	(0.65)	$51.88	7.49%	0.35%	1.20%	0.40%	$609,613	56%
June 30, 2019	(0.72)	$48.89	0.69%	0.35%	1.51%	0.40%	$828,729	116	%(g)
June 30, 2018	(0.59)	$49.30	13.42%	0.35%	1.32%	0.41%	$951,411	37%
June 30, 2017	(0.52)	$44.00	19.72%	0.35%	1.42%	0.45%	$415,847	26%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Year Ended:
June 30, 2021	(1.44)	$64.57	42.31%	0.35%	2.80%	0.40%	$916,846	65	%(h)
June 30, 2020	(1.44)	$46.58	5.49%	0.35%	3.02%	0.40%	$565,892	116%
June 30, 2019	(1.41)	$45.54	1.52%	0.35%	3.22%	0.40%	$696,814	143	%(g)
June 30, 2018	(1.39)	$46.29	10.23%	0.35%	3.06%	0.41%	$738,260	52%
June 30, 2017	(1.15)	$43.30	15.35%	0.35%	3.06%	0.43%	$471,927	49%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Year Ended:
June 30, 2021	$39.16	0.62	21.38	22.00	(0.61)	(0.61)	$60.55	56.47%
June 30, 2020	$37.80	0.44	1.42 (e)	1.86	(0.50)	(0.50)	$39.16	5.00%
June 30, 2019	$47.41	0.64	(9.61)	(8.97)	(0.64)	(0.64)	$37.80	(19.04)%
June 30, 2018	$41.41	0.50	5.98	6.48	(0.48)	(0.48)	$47.41	15.75%
June 30, 2017	$33.55	0.49	7.84	8.33	(0.47)	(0.47)	$41.41	24.91%
VictoryShares Developed Enhanced Volatility Wtd ETF
Year Ended:
June 30, 2021	$26.92	0.66	7.26	7.92	(0.65)	(0.65)	$34.19	29.63%
June 30, 2020	$32.10	0.52	(5.14)	(4.62)	(0.56)	(0.56)	$26.92	(14.55)%
June 30, 2019	$33.79	0.85	(1.59)	(0.74)	(0.95)	(0.95)	$32.10	(2.16)%
June 30, 2018	$32.22	0.94	1.45	2.39	(0.82)	(0.82)	$33.79	7.41%
June 30, 2017	$29.00	0.78	2.90 (h)	3.68	(0.46)	(0.46)	$32.22	12.79	%(i)
VictoryShares Nasdaq Next 50 ETF
September 10, 2020(j) through June 30, 2021	$25.45	0.12	8.85	8.97	(0.09)	(0.09)	$34.33	35.26%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

(f)  Increased trading levels in a given year reflect additional portfolio transactions required to track the "enhanced volatility" methodology of the Fund's underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

(g)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(h)  Includes $0.07 gain derived from a payment from affiliate.

(i)  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been 12.55%.

(j)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Year Ended:
June 30, 2021	0.35%	1.22%	0.46%	$63,572	70	%(f)
June 30, 2020	0.35%	1.19%	0.47%	$37,203	232%
June 30, 2019	0.35%	1.48%	0.42%	$92,614	398	%(g)
June 30, 2018	0.35%	1.13%	0.43%	$116,157	47%
June 30, 2017	0.35%	1.25%	0.55%	$57,971	50%
VictoryShares Developed Enhanced Volatility Wtd ETF
Year Ended:
June 30, 2021	0.45%	2.16%	0.88%	$42,742	55%
June 30, 2020	0.45%	1.69%	0.65%	$48,455	33%
June 30, 2019	0.45%	2.63%	0.56%	$110,746	154	%(g)
June 30, 2018	0.45%	2.73%	0.58%	$179,103	38%
June 30, 2017	0.45%	2.59%	0.86%	$82,150	164%
VictoryShares Nasdaq Next 50 ETF
September 10, 2020(j) through June 30, 2021	0.18%	0.46%	0.30%	$148,467	68%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares Top Veteran Employers ETF
November 4, 2020(e) through June 30, 2021	$25.62	0.27	6.66	6.93	(0.24)	(0.24)	$32.31	27.12%
VictoryShares Protect America ETF
November 5, 2020(e) through June 30, 2021	$25.87	0.17	7.37	7.54	(0.17)	(0.17)	$33.24	29.17%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares Top Veteran Employers ETF
November 4, 2020(e) through June 30, 2021	0.60%	1.37%	3.36%	$3,231	19%
VictoryShares Protect America ETF
November 5, 2020(e) through June 30, 2021	0.60%	0.85%	3.30%	$3,324	17%

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements June 30, 2021

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 24 funds, 22 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The accompanying financial statements are those of the following 16 Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF	US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF	US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF	International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF	US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF	US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF	International High Div Volatility Wtd ETF
VictoryShares Emerging Market High Div Volatility Wtd ETF	Emerging Market High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF	Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF	US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF	US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF	US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF	Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF	Nasdaq Next 50 ETF*
VictoryShares Top Veteran Employers ETF	Top Veteran Employers ETF**
VictoryShares Protect America ETF	Protect America ETF***

*  Commenced operations on September 10, 2020.

**  Commenced operations on November 4, 2020.

***  Commenced operations on November 5, 2020.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Shares of the Funds are listed and traded on Nasdaq Stock Market, LLC. (the "Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at NAV only in aggregations of 50,000 Shares, or 25,000

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Share in the case of Nasdaq Next 50 ETF, Top Veteran Employers ETF, and Protect America ETF (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Capital.

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$750	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%
International Volatility Wtd ETF	6,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,500	2.00%
Emerging Market High Div Volatility Wtd ETF	3,400	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	4,500	2.00%
Nasdaq Next 50 ETF	250	2.00%
Top Veteran Employers ETF	250	2.00%
Protect America ETF	250	2.00%

*  As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs, American Depositary Receipts ("ADRs"), and Rights are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
US 500 Volatility Wtd ETF
Common Stocks	$701,731,452	$—	$—	$701,731,452
Collateral for Securities Loaned	6,459,554	—	—	6,459,554
Total	$708,191,006	$—	$—	$708,191,006
Other Financial Investments^:
Assets:
Futures Contracts	$53,761	$—	$—	$53,761
Total	$53,761	$—	$—	$53,761
US Small Cap Volatility Wtd ETF
Common Stocks	$25,864,018	$—	$—	$25,864,018
Collateral for Securities Loaned	132,740	—	—	132,740
Total	$25,996,758	$—	$—	$25,996,758
Other Financial Investments^:
Assets:
Futures Contracts	$3,136	$—	$—	$3,136
Total	$3,136	$—	$—	$3,136

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
	Level 1	Level 2	Level 3	Total
International Volatility Wtd ETF
Common Stocks	$116,032,047	$—	$—	$116,032,047
Rights	5,315	—	—	5,315
Collateral for Securities Loaned	4,862,889	—	—	4,862,889
Total	$120,900,251	$—	$—	$120,900,251
Other Financial Investments^:
Liabilities:
Futures Contracts	$(5,857)	$—	$—	$(5,857)
Total	$(5,857)	$—	$—	$(5,857)
US Large Cap High Div Volatility Wtd ETF
Common Stocks	$219,711,213	$—	$—	$219,711,213
Collateral for Securities Loaned	2,681,991	—	—	2,681,991
Total	$222,393,204	$—	$—	$222,393,204
Other Financial Investments^:
Assets:
Futures Contracts	$12,182	$—	$—	$12,182
Total	$12,182	$—	$—	$12,182
US Small Cap High Div Volatility Wtd ETF
Common Stocks	$249,926,733	$—	$—	$249,926,733
Collateral for Securities Loaned	6,097,516	—	—	6,097,516
Total	$256,024,249	$—	$—	$256,024,249
Other Financial Investments^:
Liabilities:
Futures Contracts	$(2,211)	$—	$—	$(2,211)
Total	$(2,211)	$—	$—	$(2,211)
International High Div Volatility Wtd ETF
Common Stocks	$22,674,910	$—	$—	$22,674,910
Rights	4,545	—	—	4,545
Collateral for Securities Loaned	1,547,934	—	—	1,547,934
Total	$24,227,389	$—	$—	$24,227,389
Other Financial Investments^:
Liabilities:
Futures Contracts	$(2,583)	$—	$—	$(2,583)
Total	$(2,583)	$—	$—	$(2,583)
Emerging Market High Div Volatility Wtd ETF
Common Stocks	$19,455,375	$—	$—	$19,455,375
Total	$19,455,375	$—	$—	$19,455,375
Other Financial Investments^:
Assets:
Futures Contracts	$226	$—	$—	$226
Total	$226	$—	$—	$226
Dividend Accelerator ETF
Common Stocks	$342,975,848	$—	$—	$342,975,848
Collateral for Securities Loaned	3,331,226	—	—	3,331,226
Total	$346,307,074	$—	$—	$346,307,074

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
	Level 1	Level 2	Level 3	Total
Other Financial Investments^:
Assets:
Futures Contracts	$10,819	$—	$—	$10,819
Total	$10,819	$—	$—	$10,819
US Multi-Factor Minimum Volatility ETF
Common Stocks	$163,383,568	$—	$—	$163,383,568
Collateral for Securities Loaned	531	—	—	531
Total	$163,384,099	$—	$—	$163,384,099
Other Financial Investments^:
Assets:
Futures Contracts	$8,993	$—	$—	$8,993
Total	$8,993	$—	$—	$8,993
US 500 Enhanced Volatility Wtd ETF
Common Stocks	$932,476,770	$—	$—	$932,476,770
Investment Companies	3,806,845	—	—	3,806,845
Collateral for Securities Loaned	11,805,898	—	—	11,805,898
Total	$948,089,513	$—	$—	$948,089,513
Other Financial Investments^:
Assets:
Futures Contracts	$70,294	$—	$—	$70,294
Total	$70,294	$—	$—	$70,294
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	$912,042,577	$—	$—	$912,042,577
Investment Companies	2,914,423	—	—	2,914,423
Collateral for Securities Loaned	7,819,142	—	—	7,819,142
Total	$922,776,142	$—	$—	$922,776,142
Other Financial Investments^:
Assets:
Futures Contracts	$41,072	$—	$—	$41,072
Total	$41,072	$—	$—	$41,072
US Discovery Enhanced Volatility Wtd ETF
Common Stocks	$63,294,467	$—	$—	$63,294,467
Investment Companies	231,049	—	—	231,049
Collateral for Securities Loaned	1,204,184	—	—	1,204,184
Total	$64,729,700	$—	$—	$64,729,700
Other Financial Investments^:
Assets:
Futures Contracts	$1,017	$—	$—	$1,017
Total	$1,017	$—	$—	$1,017
Developed Enhanced Volatility Wtd ETF
Common Stocks	$42,249,499	$—	$670	$42,250,169
Rights	1,950	—	—	1,950
Investment Companies	121,116	—	—	121,116
Collateral for Securities Loaned	2,249,060	—	—	2,249,060
Total	$44,621,625	$—	$670	$44,622,295

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
	Level 1	Level 2	Level 3	Total
Other Financial Investments^:
Liabilities:
Futures Contracts	$(5,838)	$—	$—	$(5,838)
Total	$(5,838)	$—	$—	$(5,838)
Nasdaq Next 50 ETF
Common Stocks	$148,098,451	$—	$—	$148,098,451
Collateral for Securities Loaned	13,520,650	—	—	13,520,650
Total	$161,619,101	$—	$—	$161,619,101
Other Financial Investments^:
Assets:
Futures Contracts	$9,966	$—	$—	$9,966
Total	$9,966	$—	$—	$9,966
Top Veteran Employers ETF
Common Stocks	$3,227,063	$—	$—	$3,227,063
Total	$3,227,063	$—	$—	$3,227,063
Protect America ETF
Common Stocks	$3,299,210	$—	$—	$3,299,210
Collateral for Securities Loaned	12,674	—	—	12,674
Total	$3,311,884	$—	$—	$3,311,884

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the year ended June 30, 2021, there were no significant transfers in or out of the Level 3 fair value hierarchy.

As of June 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

Certain Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2021, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts. As of June 30, 2021, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2021, discloses both gross information and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	$5,088	$—	$5,088	$—	$5,088
US Small Cap Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	160	—	160	—	160
US Large Cap High Div Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	1,458	—	1,458	—	1,458
US Small Cap High Div Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	2,466	—	2,466	—	2,466
Dividend Accelerator ETF
Futures Contracts-Goldman Sachs & Co	1,320	—	1,320	—	1,320
US Multi-Factor Minimum Volatility ETF
Futures Contracts-Goldman Sachs & Co	990	—	990	—	990
US 500 Enhanced Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	6,408	—	6,408	—	6,408
US EQ Income Enhanced Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	4,567	—	4,567	—	4,567
US Discovery Enhanced Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	320	—	320	—	320
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged*	Net Amount
International Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	$2,670	$—	$2,670	$(2,670)	$—
International High Div Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	554	—	554	(554)	—
Emerging Market High Div Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	490	—	490	(490)	—
Developed Enhanced Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	1,780	—	1,780	(1,780)	—
Nasdaq Next 50 ETF
Futures Contracts-Goldman Sachs & Co	280	—	280	(280)	—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed on the Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US 500 Volatility Wtd ETF	$53,761	$—
US Small Cap Volatility Wtd ETF	3,136	—
International Volatility Wtd ETF	—	5,857
US Large Cap High Div Volatility Wtd ETF	12,182	—
US Small Cap High Div Volatility Wtd ETF	—	2,211
International High Div Volatility Wtd ETF	—	2,583
Emerging Market High Div Volatility Wtd ETF	226	—
Dividend Accelerator ETF	10,819	—
US Multi-Factor Minimum Volatility ETF	8,993	—
US 500 Enhanced Volatility Wtd ETF	70,294	—
US EQ Income Enhanced Volatility Wtd ETF	41,072	—
US Discovery Enhanced Volatility Wtd ETF	1,017	—
Developed Enhanced Volatility Wtd ETF	—	5,838
Nasdaq Next 50 ETF	9,966	—

*   Includes cumulative appreciation/depreciation of futures contracts a as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:
US 500 Volatility Wtd ETF	$740,776	$5,984
US Small Cap Volatility Wtd ETF	32,769	320
International Volatility Wtd ETF	117,720	(2,003)
US Large Cap High Div Volatility Wtd ETF	258,287	14,330
US Small Cap High Div Volatility Wtd ETF	161,399	(8,925)
International High Div Volatility Wtd ETF	62,689	(2,322)
Emerging Market High Div Volatility Wtd ETF	72,311	(1,126)
Dividend Accelerator ETF	347,689	5,364
US Multi-Factor Minimum Volatility ETF	126,513	16,842
US 500 Enhanced Volatility Wtd ETF	842,748	97,767
US EQ Income Enhanced Volatility Wtd ETF	930,942	55,816
US Discovery Enhanced Volatility Wtd ETF	53,735	(5,795)
Developed Enhanced Volatility Wtd ETF	76,767	(5,465)
Nasdaq Next 50 ETF	79,750	9,966

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers, and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets	Value of Cash	Value of Non-cash Collateral Received by Maturity
	(Value of Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
US 500 Volatility Wtd ETF	$6,249,346	$6,249,346	$—	$—	$—	$—
US Small Cap Volatility Wtd ETF	128,103	128,103	—	—	—	—
International Volatility Wtd ETF	4,606,324	4,606,324	—	—	—	—
US Large Cap High Div Volatility Wtd ETF	2,610,717	2,610,717	—	—	—	—

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
	Gross Amount of Recognized Assets	Value of Cash	Value of Non-cash Collateral Received by Maturity
	(Value of Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
US Small Cap High Div Volatility Wtd ETF	$5,939,272	$5,939,272	$—	$—	$—	$—
International High Div Volatility Wtd ETF	1,470,033	1,470,033	—	—	—	—
Dividend Accelerator ETF	3,247,235	3,247,235	—	—	—	—
US Multi-Factor Minimum Volatility ETF	518	518	—	—	—	—
US 500 Enhanced Volatility Wtd ETF	11,403,804	11,403,804	—	—	—	—
US EQ Income Enhanced Volatility Wtd ETF	7,606,226	7,606,226	—	—	—	—
US Discovery Enhanced Volatility Wtd ETF	1,177,685	1,177,685	—	—	—	—
Developed Enhanced Volatility Wtd ETF	2,123,767	2,123,767	—	—	—	—
Nasdaq Next 50 ETF	13,233,574	13,233,574	—	—	—	—
Protect America ETF	12,574	12,574	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales of in-kind transactions for the year ended June 30, 2021, were as follows. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as Net realized gains (losses) from in-kind redemptions.

	Excluding in-kind transactions		Associated with in-kind transactions
	Purchases	Sales	Purchases	Sales
US 500 Volatility Wtd ETF	$225,430,761	$225,034,566	$109,163,991	$303,683,729
US Small Cap Volatility Wtd ETF	14,851,658	14,832,002	9,825,322	9,737,540
International Volatility Wtd ETF	46,484,960	45,426,160	10,664,088	3,981,714
US Large Cap High Div Volatility Wtd ETF	131,342,956	130,146,069	72,731,442	113,669,184
US Small Cap High Div Volatility Wtd ETF	134,462,161	134,723,957	247,832,393	110,049,554
International High Div Volatility Wtd ETF	41,404,946	43,214,908	2,652,248	50,269,900
Emerging Market High Div Volatility Wtd ETF	19,833,613	21,975,545	503,324	4,693,822
Dividend Accelerator ETF	124,945,411	124,419,255	155,416,733	133,275,535
US Multi-Factor Minimum Volatility ETF	85,389,917	85,122,519	52,205,354	76,414,338
US 500 Enhanced Volatility Wtd ETF	523,869,927	244,632,241	279,947,912	189,739,455
US EQ Income Enhanced Volatility Wtd ETF	544,378,807	412,583,261	460,117,470	331,646,611
US Discovery Enhanced Volatility Wtd ETF	40,205,936	31,690,086	33,616,530	28,232,773
Developed Enhanced Volatility Wtd ETF	42,379,414	21,757,698	—	14,094,796
Nasdaq Next 50 ETF	79,945,848	80,292,263	195,736,405	75,046,578
Top Veteran Employers ETF	584,649	586,077	2,562,420	—
Protect America ETF	512,704	528,497	2,578,623	—

For the year ended June 30, 2021, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
US 500 Volatility Wtd ETF	0.30%
US Small Cap Volatility Wtd ETF	0.30%
International Volatility Wtd ETF	0.40%
US Large Cap High Div Volatility Wtd ETF	0.30%
US Small Cap High Div Volatility Wtd ETF	0.30%
International High Div Volatility Wtd ETF	0.40%
Emerging Market High Div Volatility Wtd ETF	0.45%
Dividend Accelerator ETF	0.30%
US Multi-Factor Minimum Volatility ETF	0.30%
US 500 Enhanced Volatility Wtd ETF	0.30%
US EQ Income Enhanced Volatility Wtd ETF	0.30%
US Discovery Enhanced Volatility Wtd ETF	0.30%
Developed Enhanced Volatility Wtd ETF	0.40%
Nasdaq Next 50 ETF	0.15%
Top Veteran Employers ETF	0.55%
Protect America ETF	0.55%

Amounts incurred and paid to VCM for the year ended June 30, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"). Tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets up to $15 billion		Net Assets $15 billion – $30 billion		Net Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

Citibank serves as the Funds' Transfer Agent. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Distributor/Underwriting Services:

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) are as follows:

	In Effect Until October 31, 2021
US 500 Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Emerging Market High Div Volatility Wtd ETF	0.50%
Dividend Accelerator ETF	0.35%
US Multi-Factor Minimum Volatility ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%
Nasdaq Next 50 ETF	0.18	%(a)
Top Veteran Employers ETF	0.60	%(b)
Protect America ETF	0.60	%(b)

(a)  In effect from June 1, 2020, until at least May 30, 2022.

(b)  In effect from June 18, 2020, until at least November 2, 2021.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

	Expires 2022	Expires 2023	Expires 2024	Total
US 500 Volatility Wtd ETF	$180,818	$99,179	$66,415	$346,412
US Small Cap Volatility Wtd ETF	29,837	39,631	35,421	104,889
International Volatility Wtd ETF	76,477	121,119	150,668	348,264

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
	Expires 2022	Expires 2023	Expires 2024	Total
US Large Cap High Div Volatility Wtd ETF	$85,683	$64,858	$47,070	$197,611
US Small Cap High Div Volatility Wtd ETF	35,161	45,375	47,951	128,487
International High Div Volatility Wtd ETF	48,516	63,200	65,624	177,340
Emerging Market High Div Volatility Wtd ETF	93,761	117,270	130,204	341,235
Dividend Accelerator ETF	21,708	51,403	46,360	119,471
US Multi-Factor Minimum Volatility ETF	28,089	47,372	40,209	115,670
US 500 Enhanced Volatility Wtd ETF	226,258	90,547	77,028	393,833
US EQ Income Enhanced Volatility Wtd ETF	183,343	75,542	89,656	348,541
US Discovery Enhanced Volatility Wtd ETF	50,577	45,253	38,554	134,384
Developed Enhanced Volatility Wtd ETF	126,154	132,700	172,550	431,404
Nasdaq Next 50 ETF	—	—	74,147	74,147
Top Veteran Employers ETF	—	—	54,031	54,031
Protect America ETF	—	—	54,192	54,192

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. The Adviser voluntarily waived the following administration fees during the year ended June 30, 2021.

US 500 Volatility Wtd ETF	$236,532
US Small Cap Volatility Wtd ETF	7,480
International Volatility Wtd ETF	35,951
US Large Cap High Div Volatility Wtd ETF	68,652
US Small Cap High Div Volatility Wtd ETF	44,600
International High Div Volatility Wtd ETF	13,797
Emerging Market High Div Volatility Wtd ETF	7,077
Dividend Accelerator ETF	106,821
US Multi-Factor Minimum Volatility ETF	53,688
US 500 Enhanced Volatility Wtd ETF	264,460
US EQ Income Enhanced Volatility Wtd ETF	244,159
US Discovery Enhanced Volatility Wtd ETF	17,452
Developed Enhanced Volatility Wtd ETF	15,326
Nasdaq Next 50 ETF	33,392
Top Veteran Employers ETF	667
Protect America ETF	684

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' Shares. An investment in the Funds' Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Foreign Securities Risk — The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, International High Div Volatility Wtd ETF and Emerging Market High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency,

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments include information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The average borrowing for the days outstanding and average interest rate for each Fund that utilized the Line of Credit during the year ended June 30, 2021, were as follows:

	Amount Outstanding at June 30, 2021	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Emerging Market High Div Volatility Wtd ETF	$—	$3,900,000	2	1.21%	$4,600,000

*  For the year ended June 30, 2021, based on the number of days borrowings were outstanding.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
US 500 Volatility Wtd ETF	Monthly	Monthly
US Small Cap Volatility Wtd ETF	Monthly	Monthly
International Volatility Wtd ETF	Monthly	Monthly
US Large Cap High Div Volatility Wtd ETF	Monthly	Monthly
US US Small Cap High Div Volatility Wtd ETF	Monthly	Monthly
International High Div Volatility Wtd ETF	Monthly	Monthly
Emerging Market High Div Volatility Wtd ETF	Monthly	Monthly
Dividend Accelerator ETF	Monthly	Monthly
US Multi-Factor Minimum Volatility ETF	Monthly	Monthly
US 500 Enhanced Volatility Wtd ETF	Monthly	Monthly
US EQ Income Enhanced Volatility Wtd ETF	Monthly	Monthly
US Discovery Enhanced Volatility Wtd ETF	Monthly	Monthly
Developed Enhanced Volatility Wtd ETF	Monthly	Monthly
Nasdaq Next 50 ETF	Monthly	Monthly
Top Veteran Employers ETF	Monthly	Monthly
Protect America ETF	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

As of June 30, 2021, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments (inclusive of in-kind redemptions as applicable) were as follows:

	Total Accumulated Earnings/(Loss)	Capital
US 500 Volatility Wtd ETF	$(83,732,285)	$83,732,285
US Small Cap Volatility Wtd ETF	(4,170,443)	4,170,443
International Volatility Wtd ETF	(1,154,055)	1,154,055
US Large Cap High Div Volatility Wtd ETF	(22,727,928)	22,727,928
US Small Cap High Div Volatility Wtd ETF	(28,596,304)	28,596,304
International High Div Volatility Wtd ETF	(1,863,119)	1,863,119
Emerging Market High Div Volatility Wtd ETF	(83,111)	83,111
Dividend Accelerator ETF	(36,487,647)	36,487,647
US Multi-Factor Minimum Volatility ETF	(12,382,173)	12,382,173
US 500 Enhanced Volatility Wtd ETF	(63,736,597)	63,736,597
US EQ Income Enhanced Volatility Wtd ETF	(91,527,002)	91,527,002
US Discovery Enhanced Volatility Wtd ETF	(10,200,234)	10,200,234
Developed Enhanced Volatility Wtd ETF	(2,260,440)	2,260,440
Nasdaq Next 50 ETF	(13,801,165)	13,801,165

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

The tax character of distributions paid during the tax years ended as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2021
	Distributions Paid From:
	Ordinary Income	Total Distributions Paid
US 500 Volatility Wtd ETF	$7,561,107	$7,561,107
US Small Cap Volatility Wtd ETF	287,612	287,612
International Volatility Wtd ETF	2,408,306	2,408,306
US Large Cap High Div Volatility Wtd ETF	5,707,683	5,707,683
US Small Cap High Div Volatility Wtd ETF	4,510,283	4,510,283
International High Div Volatility Wtd ETF	1,705,787	1,705,787
Dividend Accelerator ETF	4,931,587	4,931,587
US Multi-Factor Minimum Volatility ETF	2,790,098	2,790,098
US 500 Enhanced Volatility Wtd ETF	7,661,659	7,661,659
US EQ Income Enhanced Volatility Wtd ETF	18,139,639	18,139,639
US Discovery Enhanced Volatility Wtd ETF	596,428	596,428
Developed Enhanced Volatility Wtd ETF	879,139	879,139
Nasdaq Next 50 ETF	345,554	345,554
Top Veteran Employers ETF	24,357	24,357
Protect America ETF	17,080	17,080
	Year Ended June 30, 2020
	Distributions paid from
	Ordinary Income	Total Distributions Paid
US 500 Volatility Wtd ETF	$11,639,455	$11,639,455
US Small Cap Volatility Wtd ETF	333,395	333,395
International Volatility Wtd ETF	1,636,991	1,636,991
US Large Cap High Div Volatility Wtd ETF	10,982,914	10,982,914
US Small Cap High Div Volatility Wtd ETF	3,347,836	3,347,836
International High Div Volatility Wtd ETF	2,460,188	2,460,188
Emerging Market High Div Volatility Wtd ETF	1,690,396	1,690,396
Dividend Accelerator ETF	2,413,888	2,413,888
US Multi-Factor Minimum Volatility ETF	3,232,593	3,232,593
US 500 Enhanced Volatility Wtd ETF	9,141,838	9,141,838
US EQ Income Enhanced Volatility Wtd ETF	19,790,977	19,790,977
US Discovery Enhanced Volatility Wtd ETF	764,303	764,303
Developed Enhanced Volatility Wtd ETF	1,518,775	1,518,775

As of June 30, 2021, the components of accumulated earnings deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
US 500 Volatility Wtd ETF	$762,579	$762,579	$(72,976,837)	$185,106,030	$112,891,772
US Small Cap Volatility Wtd ETF	18,040	18,040	(8,332,545)	3,879,819	(4,434,686)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
International Volatility Wtd ETF	$1,069,755	$1,069,755	$(5,761,389)	$22,062,568	$17,370,934
US Large Cap High Div Volatility Wtd ETF	589,480	589,480	(48,580,586)	28,747,719	(19,243,387)
US Small Cap High Div Volatility Wtd ETF	611,974	611,974	(24,374,348)	12,309,623	(11,452,751)
International High Div Volatility Wtd ETF	203,430	203,430	(14,335,752)	1,220,694	(12,911,628)
Emerging Market High Div Volatility Wtd ETF	253,233	253,233	(5,381,531)	878,427	(4,249,871)
Dividend Accelerator ETF	521,812	521,812	(7,066,437)	52,183,724	45,639,099
US Multi-Factor Minimum Volatility ETF	143,164	143,164	(10,357,953)	25,628,511	15,413,722
US 500 Enhanced Volatility Wtd ETF	1,114,534	1,114,534	(58,934,247)	201,221,250	143,401,537
US EQ Income Enhanced Volatility Wtd ETF	2,412,351	2,412,351	(61,916,554)	121,637,811	62,133,608
US Discovery Enhanced Volatility Wtd ETF	56,650	56,650	(32,336,804)	9,116,731	(23,163,423)
Developed Enhanced Volatility Wtd ETF	392,423	392,423	(26,271,404)	6,850,174	(19,028,807)
Nasdaq Next 50 ETF	84,769	84,769	(7,214,867)	21,256,961	14,126,863
Top Veteran Employers ETF	134,968	134,968	—	533,954	668,922
Protect America ETF	121,341	121,341	—	615,260	736,601

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

At June 30, 2021, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term	Long-Term	Total
US 500 Volatility Wtd ETF	$32,961,455	$40,015,382	$72,976,837
US Small Cap Volatility Wtd ETF	4,331,731	4,000,814	8,332,545
International Volatility Wtd ETF	2,133,118	3,628,271	5,761,389
US Large Cap High Div Volatility Wtd ETF	24,533,271	24,047,315	48,580,586
US Small Cap High Div Volatility Wtd ETF	17,059,791	7,314,557	24,374,348
International High Div Volatility Wtd ETF	6,491,232	7,844,520	14,335,752
Emerging Market High Div Volatility Wtd ETF	1,878,803	3,502,728	5,381,531
Dividend Accelerator ETF	6,483,950	582,487	7,066,437
US Multi-Factor Minimum Volatility ETF	9,291,562	1,066,391	10,357,953
US 500 Enhanced Volatility Wtd ETF	37,473,355	21,460,892	58,934,247
US EQ Income Enhanced Volatility Wtd ETF	23,545,385	38,371,169	61,916,554
US Discovery Enhanced Volatility Wtd ETF	28,850,722	3,486,082	32,336,804
Developed Enhanced Volatility Wtd ETF	15,822,824	10,448,580	26,271,404
Nasdaq Next 50 ETF	7,214,867	—	7,214,867

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

During the tax year ended June 30, 2021, the Funds utilized capital loss carryforwards as shown in the table below:

Short-Term
US Small Cap Volatility Wtd ETF	$111,760
International Volatility Wtd ETF	2,053,431
International High Div Volatility Wtd ETF	2,221,698
Emerging Market High Div Volatility Wtd ETF	952,663
Dividend Accelerator ETF	2,454,372
US Multi-Factor Minimum Volatility ETF	1,557,149
US 500 Enhanced Volatility Wtd ETF	1,402,098
US EQ Income Enhanced Volatility Wtd ETF	8,587,815
US Discovery Enhanced Volatility Wtd ETF	1,582,359
Developed Enhanced Volatility Wtd ETF	1,111,359

As of June 30, 2021, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Net Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Volatility Wtd ETF	$523,084,976	$187,748,346	$(2,642,316)	$185,106,030
US Small Cap Volatility Wtd ETF	22,116,939	4,639,907	(760,088)	3,879,819
International Volatility Wtd ETF	98,838,025	24,279,562	(2,217,336)	22,062,226
US Large Cap High Div Volatility Wtd ETF	193,645,485	30,315,684	(1,567,965)	28,747,719
US Small Cap High Div Volatility Wtd ETF	243,714,626	18,478,366	(6,168,743)	12,309,623
International High Div Volatility Wtd ETF	23,008,205	2,016,093	(796,908)	1,219,185
Emerging Market High Div Volatility Wtd ETF	18,567,548	1,991,194	(1,103,367)	887,827
Dividend Accelerator ETF	294,123,351	54,695,563	(2,511,839)	52,183,724
US Multi-Factor Minimum Volatility ETF	137,755,588	26,653,324	(1,024,813)	25,628,511
US 500 Enhanced Volatility Wtd ETF	746,868,263	211,509,668	(10,288,418)	201,221,250
US EQ Income Enhanced Volatility Wtd ETF	801,138,331	135,803,551	(14,165,740)	121,637,811
US Discovery Enhanced Volatility Wtd ETF	55,612,969	12,114,740	(2,998,009)	9,116,731
Developed Enhanced Volatility Wtd ETF	37,779,024	7,818,432	(975,161)	6,843,271
Nasdaq Next 50 ETF	140,362,140	24,852,289	(3,595,328)	21,256,961
Top Veteran Employers ETF	2,693,109	554,151	(20,197)	533,954
Protect America ETF	2,696,634	630,607	(15,347)	615,260

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments.

Section 12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund's investment adviser. When a fund's investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund's investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers.

Transactions in affiliated securities during the year ended June 30, 2021 were as follows:

US Small Cap Volatility Wtd ETF	Fair Value 6/30/20	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/21	Dividend Income
Victory Capital Holdings, Inc.	$27,676	$34,345	$(21,881)	$(347)	$—	$34,765	$74,558	$737
US Discovery Enhanced Volatility Wtd ETF	Fair Value 6/30/20	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/21	Dividend Income
Victory Capital Holdings, Inc.	$50,212	$121,377	$(64,976)	$1,720	$—	$74,138	$182,471	$1,636

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios II, comprising the Funds listed below (the "Funds"), as of June 30, 2021, and the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
VictoryShares US 500 Volatility Wtd ETF,
VictoryShares US Small Cap Volatility Wtd ETF,
VictoryShares International Volatility Wtd ETF,
VictoryShares US Large Cap High Div Volatility Wtd ETF,
VictoryShares US Small Cap High Div Volatility Wtd ETF,
VictoryShares International High Div Volatility Wtd ETF,
VictoryShares US Multi-Factor Minimum Volatility ETF,
VictoryShares US 500 Enhanced Volatility Wtd ETF,
VictoryShares US EQ Income Enhanced Volatility Wtd ETF,
VictoryShares US Discovery Enhanced Volatility Wtd ETF,
VictoryShares Developed Enhanced Volatility Wtd ETF	For the year ended June 30, 2021	For the years ended June 30, 2021 and 2020	For the years ended June 30, 2021, 2020, 2019, 2018, and 2017
VictoryShares Emerging Market High Div Volatility Wtd ETF	For the year ended June 30, 2021	For the years ended June 30, 2021 and 2020	For the years ended June 30, 2021, 2020, 2019 and for the period from October 26, 2017 (commencement of operations) through June 30, 2018

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
VictoryShares Dividend Accelerator ETF	For the year ended June 30, 2021	For the years ended June 30, 2021 and 2020	For the years ended June 30, 2021, 2020, 2019, 2018 and for the period from April 18, 2017 (commencement of operations) through June 30, 2017
VictoryShares US Multi-Factor Minimum Volatility ETF	For the year ended June 30, 2021	For the years ended June 30, 2021 and 2020	For the years ended June 30, 2021, 2020, 2019, 2018 and for the period from June 22, 2017 (commencement of operations) through June 30, 2017
VictoryShares Nasdaq Next 50 ETF	For the period from September 10, 2020 (commencement of operations) through June 30, 2021
VictoryShares Top Veteran Employers ETF	For the period from November 4, 2020 (commencement of operations) through June 30, 2021
VictoryShares Protect America ETF	For the period from November 5, 2020 (commencement of operations) through June 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2021

Victory Portfolios II	Supplemental Information June 30, 2021

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 24 portfolios in the Trust, eight portfolios in Victory Variable Insurance Funds, and 41 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. David C. Brown is a Trustee of USAA Mutual Funds and oversees 46 portfolios of the USAA Mutual Funds Trust. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, Born October 1951	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, Born April 1947	Trustee	May 2015	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012).
E. Lee Beard,* Born August 1951	Trustee	May 2015	Retired (since 2015)	None.
Dennis M. Bushe, Born January 1944	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, Born April 1953	Vice Chair and Trustee	May 2015	Partner, McCarvill Capital Partners (September 2016- September 2017).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer,* Born April 1957	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, Born May 1961	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, Born December 1944	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown,** Born May 1972	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	Trustee, USAA Mutual Funds Trust.

*  The Board has designated Ms. Beard and Mr. Meyer as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Officers:

The officers of the Trust, their date of birth, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser.
Erin G. Wagner, Born February 1974	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Colin Kinney, Born October 1973	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since April 2020); Partner, Shearman & Sterling LLP (January 2018-April 2020); Partner, Morrison & Foerster LLP (2011-January 2018).

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
US 500 Volatility Wtd ETF	$1,000.00	$1,148.30	$1,023.06	$1.86	$1.76	0.35%
US Small Cap Volatility Wtd ETF	1,000.00	1,211.60	1,023.06	1.92	1.76	0.35%
International Volatility Wtd ETF	1,000.00	1,094.30	1,022.56	2.34	2.26	0.45%
US Large Cap High Div Volatility Wtd ETF	1,000.00	1,213.60	1,023.06	1.92	1.76	0.35%
US Small Cap High Div Volatility Wtd ETF	1,000.00	1,220.10	1,023.06	1.93	1.76	0.35%

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
International High Div Volatility Wtd ETF	$1,000.00	$1,122.70	$1,022.56	$2.37	$2.26	0.45%
Emerging Market High Div Volatility Wtd ETF	1,000.00	1,118.30	1,022.32	2.63	2.51	0.50%
Dividend Accelerator ETF	1,000.00	1,118.50	1,023.06	1.84	1.76	0.35%
US Multi-Factor Minimum Volatility ETF	1,000.00	1,129.80	1,023.06	1.85	1.76	0.35%
US 500 Enhanced Volatility Wtd ETF	1,000.00	1,148.30	1,023.06	1.86	1.76	0.35%
US EQ Income Enhanced Volatility Wtd ETF	1,000.00	1,213.50	1,023.06	1.92	1.76	0.35%
US Discovery Enhanced Volatility Wtd ETF	1,000.00	1,210.70	1,023.06	1.92	1.76	0.35%
Developed Enhanced Volatility Wtd ETF	1,000.00	1,093.50	1,022.56	2.34	2.26	0.45%
Nasdaq Next 50 ETF	1,000.00	1,086.00	1,023.90	0.93	0.90	0.18%
Top Veteran Employers ETF	1,000.00	1,143.80	1,021.82	3.19	3.01	0.60%
Protect America ETF	1,000.00	1,142.30	1,021.82	3.19	3.01	0.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2021, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Percent
US 500 Volatility Wtd ETF	100%
US Small Cap Volatility Wtd ETF	100%
International Volatility Wtd ETF	77%
US Large Cap High Div Volatility Wtd ETF	100%
US Small Cap High Div Volatility Wtd ETF	99%
International High Div Volatility Wtd ETF	77%
Emerging Market High Div Volatility Wtd ETF	67%
Dividend Accelerator ETF	100%
US Multi-Factor Minimum Volatility ETF	100%
US 500 Enhanced Volatility Wtd ETF	100%
US EQ Income Enhanced Volatility Wtd ETF	100%
US Discovery Enhanced Volatility Wtd ETF	100%
Developed Enhanced Volatility Wtd ETF	67%
Nasdaq Next 50 ETF	100%
Top Veteran Employers ETF	24%
Protect America ETF	21%

Dividends qualified for corporate dividends received deductions of:

Percent
US 500 Volatility Wtd ETF	100%
US Small Cap Volatility Wtd ETF	100%
US Large Cap High Div Volatility Wtd ETF	100%
US Small Cap High Div Volatility Wtd ETF	99%
Dividend Accelerator ETF	100%
US Multi-Factor Minimum Volatility ETF	100%
US 500 Enhanced Volatility Wtd ETF	100%
US EQ Income Enhanced Volatility Wtd ETF	100%
US Discovery Enhanced Volatility Wtd ETF	100%
Nasdaq Next 50 ETF	60%
Top Veteran Employers ETF	24%
Protect America ETF	21%

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on June 30, 2021, were as follows:

	Foreign Source Income	Foreign Tax Expense
International Volatility Wtd ETF	1.05	0.11
International High Div Volatility WTD ETF	2.27	0.26
Emerging Market High Div Volatility Wtd ETF	1.46	0.20
Developed Enhanced Volatility Wtd ETF	0.90	0.10

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors' interest in the Funds. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio
43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VPII-VICTORYSHARESETF-AR (6/21)

June 30, 2021

Annual Report

VictoryShares USAA Core Short-Term Bond ETF

VictoryShares USAA Core Intermediate-Term Bond ETF

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Shareholder Letter (Unaudited)	3
Managers' Commentary / Investment Overview (Unaudited)	5
Investment Objective and Portfolio Holdings (Unaudited)	11
Schedules of Portfolio Investments
VictoryShares USAA Core Short-Term Bond ETF	13
VictoryShares USAA Core Intermediate-Term Bond ETF	25
Financial Statements
Statements of Assets and Liabilities	45
Statements of Operations	46
Statements of Changes in Net Assets	47
Financial Highlights	48
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	61
Supplemental Information (Unaudited)	62
Trustee and Officer Information	62
Proxy Voting and Portfolio Holdings Information	65
Expense Examples	65
Additional Federal Income Tax Information	66
Liquidity Risk Management Program	67
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)
Visit our website at:

www.vcm.com

2

Victory Funds Letter to Shareholders
(Unaudited)

Dear Shareholder,

Never a dull moment. A year ago, we were still coming to grips with a global pandemic, hoping for an effective vaccine, and wondering whether the U.S. Federal Reserve's (the "Fed") aggressive actions would continue to mollify financial markets. As it turns out, a vaccine was rolled out (domestically) faster than expectations, and a recovery that began during the second quarter of 2020 continued unabated.

Fast forward to today and investors are suddenly more concerned about labor shortages, rising commodity prices, and whether inflation will prove to be transitory or more lasting. If anything, this merely exemplifies that markets are unpredictable and the environment can and will change rapidly.

Reflecting on the past year, we must consider ourselves fortunate despite the myriad challenges. For starters, it was impressive how quickly the various forms of monetary and fiscal stimulus contributed to a rebound in GDP. Of course, it wasn't a straight line upward and there were bouts of elevated volatility in both bond and stock markets. Late in 2020, for example, financial markets were alternately fueled and roiled by a contentious election season, growing optimism for an effective vaccine, and a fluid debate regarding the need for even more stimulus. Ultimately, stocks were propelled higher in the fourth quarter of 2020 as it became clear Congress would provide another dose of stimulus in the form of direct payments, more unemployment insurance, and additional aid to businesses.

As we moved into 2021, stocks continued their upward trajectory. Meanwhile, the yield on the 10-Year U.S. Treasury continued rallying sharply as many investors began to shift their focus. Deflation was out; inflation was in. Indeed, the potential for a new era of inflation and higher interest rates seems to be the new worry du jour.

Through all the volatility and surprises, the S&P 500® Index registered an impressive annual return of 40.79% for the 12-month period ended June 30, 2021. In fact, this broad market index ended the reporting period at an all-time high. Over this same period, the yield on the 10-Year U.S. Treasury jumped 79 basis points (a basis point is 1/100th of a percentage point), reflecting a very low starting rate, substantial fiscal stimulus, and the Fed's ongoing accommodative monetary policy. At the end of the reporting period, the yield on the 10-Year U.S. Treasury was 1.45%.

No doubt, the past year is not one we will forget any time soon. There were many hardships, but we should not overlook the positives and remember our collective spirit and perseverance. Markets endured and even surprised to the upside, but perhaps the key takeaway is that investors need to remain calm in the face of adversity and focused on longer-term investment goals. That's usually the best approach no matter what the markets throw at us.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

3

From all of us here at Victory Capital, thank you for placing your confidence in us and for letting us help you work toward your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

4

VictoryShares

VictoryShares USAA Core Short-Term Bond ETF

Manager's Commentary
(Unaudited)

What were the market conditions during the year ended June 30, 2021?

"Unprecedented" is a word that has been used quite a bit over the last year or so. Never in the history of the United States (and most, if not all, of the world for that matter) has most of the country's economy been put into a self-imposed shutdown. The COVID-19 pandemic was the reason for this self-imposed shutdown, which led to unprecedented economic results. For example, at its nadir, U.S. employment shrank by almost 21 million people in one month alone. The pre-COVID-19 unemployment rate jumped from a very low 3.5% to a high of 14.8%, all in the matter of two months. Similarly, real gross domestic product ("GDP") saw a collapse of –31.4% in the second quarter of 2020. While these numbers are unprecedented, there was other human and economic damage that stemmed from the pandemic, including bankruptcies (both business and personal), deferred health care, and other human tragedies that are difficult, if not impossible, to measure.

Thankfully, the United States and the world are beginning to emerge from this tragedy. Most states have lifted their lockdowns, and life has begun returning to normal. The economy started adding jobs in May 2020, but still remains about 6 million jobs short of the jobs that were lost during the pandemic; however, we are seeing progress every month. Likewise, GDP jumped 33.4% in the third quarter of 2020 and has been relatively strong since. One result of returning to normal, however, has been a surge in the inflation numbers.

Higher inflation was a trigger that led to the recent increase in interest rates, causing the yield curve to steepen, especially in the one-year and longer part of the U.S. Treasury curve, as the market began pricing in increases in the short-term Fed Funds rate. The widely followed Consumer Price Index ("CPI") began showing the effects of the economy getting back to normal in March 2021, as CPI posted a 2.6% increase, and then 4.2%, 5%, and 5.40% in April through June 2021, respectively. While these rates are higher than they have recently been, this increase is likely transitory, as much of the increase has been in used car prices, gasoline, and rents, demand of which was suppressed during the pandemic. In fact, if we take the average monthly CPI from March 2020 through June 2021 (to account for lower CPI during the pandemic), the average is 1.89%, which is just over the 2019 average CPI of 1.81%.

Credit spreads spiked in March 2020 and hit their zenith at 373 basis points ("bps"), but decreased relatively quickly during the year. They are now lower than pre-pandemic spreads: the Bloomberg Barclays U.S. Aggregate Investment Grade Corporate option-adjusted spread was 93 bps at December 31, 2019, and ended June 2021 at 80 bps. By ratings, AAA, AA, A, and BBB spreads fell by 19, 43, 51, and 95 bps, respectively. High-yield spreads decreased by 359 bps. (Spreads generally are considered an indication of risk; the wider the spread, the greater the perceived risk.)

No doubt, the stimulus from the U.S. federal and state governments, in the form of direct payments to consumers and businesses (funded by unprecedented government borrowing), helped calm markets and allowed out-of-work employees to manage for a time without a paycheck. Likewise, the U.S. Federal Reserve (the "Fed") corporate bond buying programs and effectively zero short-term interest rates helped the credit markets stay open. Many corporations took advantage of cheap funding and borrowed heavily to have adequate cash to help survive the lockdowns.

5

VictoryShares

VictoryShares USAA Core Short-Term Bond ETF (continued)

For its part, the Fed appears committed to an effectively zero Fed Funds rate for the near term, indicating no increases until 2023. Although U.S. Treasury rates have recently risen and the yield curve has steepened, rates remain below year end 2019 by about 150 bps at the short end of the curve, 45 bps for the 10 year, and by 30 bps at the long end.

How did VictoryShares USAA Core Short-Term Bond ETF (the "Fund") perform during the year ended June 30, 2021?

The Fund returned 3.48%, outperforming its benchmark, Bloomberg Barclays 1-3 Yr Credit Index (the "Index"), which returned 1.31% during the period.

What strategies did you employ during the year ended June 30, 2021?

The Fund earned a positive total return during the reporting period, driven primarily by coupon income and the decline in U.S. Treasury yields and credit spreads. Reflecting the portfolio's diversification, the Fund's results were spread among a variety of sectors. Within corporate bonds, the Fund benefited from investments in Airlines, Consumer Cyclical Services, Independent Exploration & Production, Aerospace & Defense, and Metals & Mining sectors. Certain other market segments weighed on relative performance, although they generally produced positive returns. These included Asset-Backed Securities, Pharmaceuticals, Lodging, Consumer Products, and Food & Beverage. In addition, the Fund's cash position was a drag on performance as bond prices rose during the reporting period. We continued to adhere to our disciplined investment approach, which is to maintain an attractive yield with an acceptable level of risk. From a credit risk perspective, our higher exposure to BBB and high yield bonds outperformed, while higher rated investment-grade bonds posted lower returns.

To identify attractive investment opportunities, we worked with our in-house team of credit analysts, continuing to build the portfolio bond-by-bond, through fundamental bottom-up analysis. We seek ideas where our fundamental understanding of the credit risk is different than the market. This approach, we believe, will generate total returns that may outperform our peers over the long run, with less volatility. Our credit analysts review all securities considered for purchase and assign their own independent credit rating. They continuously monitor every holding in the Fund. We are committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

6

VictoryShares

VictoryShares USAA Core Short-Term Bond ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	Market Price Value	Bloomberg Barclays 1-3 Yr Credit Index[1]
One Year	3.48%	2.49%	1.31%
Since Inception	3.38%	3.21%	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA Core Short-Term Bond ETF — Growth of $10,000

1The Bloomberg Barclays 1-3 Yr Credit Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority, and non-U.S. agency bonds that have a remaining maturity of at least one year and less than three years. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

7

VictoryShares

VictoryShares USAA Core Intermediate-Term Bond ETF

Manager's Commentary
(Unaudited)

What were the market conditions during the year ended June 30, 2021?

"Unprecedented" is a word that has been used quite a bit over the last year or so. Never in the history of the United States (and most, if not all, of the world for that matter) has most of the country's economy been put into a self-imposed shutdown. The COVID-19 pandemic was the reason for this self-imposed shutdown, which led to unprecedented economic results. For example, at its nadir, U.S. employment shrank by almost 21 million people in one month alone. The pre-COVID-19 unemployment rate jumped from a very low 3.5% to a high of 14.8%, all in the matter of two months. Similarly, real gross domestic product ("GDP") saw a collapse of –31.4% in the second quarter of 2020. While these numbers are unprecedented, there was other human and economic damage that stemmed from the pandemic, including bankruptcies (both business and personal), deferred health care, and other human tragedies that are difficult, if not impossible, to measure.

Thankfully, the United States and the world are beginning to emerge from this tragedy. Most states have lifted their lockdowns, and life has begun returning to normal. The economy started adding jobs in May 2020, but still remains about 6 million jobs short of the jobs that were lost during the pandemic; however, we are seeing progress every month. Likewise, GDP jumped 33.4% in the third quarter of 2020 and has been relatively strong since. One result of returning to normal, however, has been a surge in the inflation numbers.

Higher inflation was a trigger that led to the recent increase in interest rates, causing the yield curve to steepen, especially in the one-year and longer part of the U.S. Treasury curve, as the market began pricing in increases in the short-term Fed Funds rate. The widely followed Consumer Price Index ("CPI") began showing the effects of the economy getting back to normal in March 2021, as CPI posted a 2.6% increase, and then 4.2%, 5%, and 5.40% in April through June 2021, respectively. While these rates are higher than they have recently been, this increase is likely transitory, as much of the increase has been in used car prices, gasoline, and rents, demand of which was suppressed during the pandemic. In fact, if we take the average monthly CPI from March 2020 through June 2021 (to account for lower CPI during the pandemic), the average is 1.89%, which is just over the 2019 average CPI of 1.81%.

Credit spreads spiked in March 2020 and hit their zenith at 373 basis points ("bps"), but decreased relatively quickly during the year. They are now lower than pre-pandemic spreads: the Bloomberg Barclays U.S. Aggregate Investment Grade Corporate option-adjusted spread was 93 bps at December 31, 2019, and ended June 2021 at 80 bps. By ratings, AAA, AA, A, and BBB spreads fell by 19, 43, 51, and 95 bps, respectively. High-yield spreads decreased by 359 bps. (Spreads generally are considered an indication of risk; the wider the spread, the greater the perceived risk.)

No doubt, the stimulus from the U.S. federal and state governments, in the form of direct payments to consumers and businesses (funded by unprecedented government borrowing), helped calm markets and allowed out-of-work employees to manage for a time without a paycheck. Likewise, the U.S. Federal Reserve (the "Fed") corporate bond buying programs and effectively zero short-term interest rates helped the credit markets stay open. Many corporations took advantage of cheap funding and borrowed heavily to have adequate cash to help survive the lockdowns.

8

VictoryShares

VictoryShares USAA Core Intermediate-Term Bond ETF (continued)

For its part, the Fed appears committed to an effectively zero Fed Funds rate for the near term, indicating no increases until 2023. Although U.S. Treasury rates have recently risen and the yield curve has steepened, rates remain below year end 2019 by about 150 bps at the short end of the curve, 45 bps for the 10 year, and by 30 bps at the long end.

How did VictoryShares USAA Core Intermediate-Term Bond ETF (the "Fund") perform during the year ended June 30, 2021?

The Fund returned 2.55%, outperforming its benchmark, Bloomberg Barclays US Aggregate Bond Index (the "Index"), which returned –0.33% during the period.

What strategies did you employ during the year ended June 30, 2021?

The Fund outperformed the Index over the past year as asset allocation and security selection within the Fund contributed significantly to performance. Relative to the Index, the Fund was helped by its allocation to, and security selection within, corporate bonds. Within corporate bonds, the Fund benefited from investments in Banking, Insurance, Energy, Airlines, Auto, Aerospace & Defense and Manufacturing sectors. The Fund also benefited from investments in taxable municipal securities and asset-backed securities, many of which we purchased when the markets were disrupted due to COVID-19. An underweight in U.S. Treasury securities and Agency Residential Mortgage-Backed Securities also benefited performance as these asset types had negative overall returns during the reporting period unlike most other asset types within the fixed income index. The Fund's holdings of Agency CMBS and cash detracted from performance. We continued to adhere to our disciplined investment approach, which is to maintain an attractive yield with an acceptable level of risk. From a credit risk perspective, our higher exposure relative to the Index in A, BBB, and high yield bonds contributed most to performance.

To identify attractive investment opportunities, we worked with our in-house team of credit analysts, continuing to build the portfolio bond-by-bond, through fundamental bottom-up analysis. We seek ideas where our fundamental understanding of the credit risk is different than the market. This approach, we believe, will generate total returns that may outperform our peers over the long run, with less volatility. Our credit analysts review all securities considered for purchase and assign their own independent credit rating. They continuously monitor every holding in the Fund. We are committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

9

VictoryShares

VictoryShares USAA Core Intermediate-Term Bond ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	Market Price Value	Bloomberg Barclays US Aggregate Bond Index[1]
One Year	2.55%	1.52%	–0.33%
Since Inception	4.83%	4.64%	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA Core Intermediate-Term Bond ETF — Growth of $10,000

1The Bloomberg Barclays US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

10

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks high current income consistent with preservation of principal.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

11

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks high current income without undue risk to principal.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

12

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Principal Amount	Value
Asset-Backed Securities (12.5%)
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 5/18/22 @ 100	$447,279	$450,714
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, 1/19/27, Callable 4/18/25 @ 100	1,000,000	994,298
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 12/18/21 @ 100	820,000	830,804
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23, Callable 3/18/22 @ 100	500,000	509,077
Bank of The West Auto Trust, Series 2018-1, Class C, 3.98%, 5/15/24, Callable 5/15/22 @ 100 (a)	400,000	411,770
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 2/15/22 @ 100 (a)	500,000	507,746
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 3/19/22 @ 100 (a)	500,000	510,970
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/25, Callable 3/15/24 @ 100	1,000,000	1,002,524
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 2/17/26, Callable 4/15/24 @ 100	2,000,000	2,003,532
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	599,581	619,838
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 5/10/25 @ 100	1,588,057	1,589,140
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 5/10/25 @ 100	1,500,000	1,512,701
CNH Equipment Trust, Series 2018-B, Class B, 3.56%, 2/17/26, Callable 1/15/23 @ 100	350,000	362,195
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 7/15/21 @ 100	500,000	500,385
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 5/22/23 @ 100 (a)	1,000,000	1,017,963
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 12/15/24 @ 100	750,000	751,307
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 12/15/24 @ 100	708,000	711,006
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 9/15/22 @ 100	12,080	12,093
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 2/15/23 @ 100	750,000	766,530
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	750,000	765,028
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 7/15/23 @ 100	472,000	475,310
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 7/15/25 @ 100	1,500,000	1,502,692
Ford Credit Auto Owner Trust, Series 2018-B, Class A3, 3.24%, 4/15/23, Callable 8/15/22 @ 100	126,802	127,890
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class B, 3.16%, 6/16/25, Callable 2/15/24 @ 100 (a)	1,250,000	1,296,490
GM Financial Automobile Leasing Trust, Series 2020-3, Class A4, 0.51%, 10/21/24, Callable 4/20/23 @ 100	1,000,000	1,003,121

See notes to financial statements.

13

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 7/20/22 @ 100	$489,000	$496,000
GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.02%, 5/16/23, Callable 5/16/22 @ 100	140,917	142,093
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100 (a)	236,659	238,102
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 8/18/23 @ 100	1,000,000	1,001,154
Hyundai Auto Receivables Trust, Series 2020-C, Class A3, 0.38%, 5/15/25, Callable 11/15/24 @ 100	1,000,000	1,000,296
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22 (a)	453,915	455,708
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3, 0.40%, 11/15/23, Callable 5/15/23 @ 100	1,000,000	1,001,669
MMAF Equipment Finance LLC, Series 2016-A, Class A4, 1.76%, 1/17/23 (a)	9,341	9,365
Nissan Auto Lease Trust 2020-B, Series 2020-B, Class A3, 0.43%, 10/16/23, Callable 5/15/23 @ 100	1,000,000	1,001,933
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4, 1.95%, 10/16/23, Callable 8/15/21 @ 100	241,477	242,018
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	251,703	260,060
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26, Callable 8/15/23 @ 100	1,000,000	1,006,402
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59%, 9/15/25, Callable 5/15/25 @ 100	1,000,000	1,001,501
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25, Callable 1/15/23 @ 100	750,000	758,374
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 7/20/25 @ 100 (a)	1,500,000	1,508,042
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 12/20/24 @ 100 (a)	750,000	770,900
Synchrony Card Issuance Trust, Series 2018-A1, Class A, 3.38%, 9/15/24	370,000	372,400
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	1,000,000	1,001,699
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24, Callable 1/15/23 @ 100 (a)	500,000	507,980
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 3/15/23 @ 100	1,000,000	1,002,288
Total Asset-Backed Securities (Cost $33,849,395)		34,013,108
Collateralized Mortgage Obligations (1.4%)
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.21% (LIBOR01M+214bps), 10/15/37 (a) (b)	1,000,000	1,009,590
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	538,627
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47, Callable 2/15/23 @ 100	979,433	1,013,552
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 0.96% (LIBOR03M+80bps), 2/20/28, Callable 8/20/21 @ 100 (a) (b)	334,204	334,203

See notes to financial statements.

14

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44, Callable 8/15/21 @ 100	$559,668	$560,172
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45, Callable 7/15/22 @ 100	149,846	151,053
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45, Callable 6/15/22 @ 100 (c)	225,017	230,116
Total Collateralized Mortgage Obligations (Cost $3,801,960)		3,837,313
Senior Secured Loans (0.6%)
Clean Harbors, Inc., Loan, First Lien, 1.84% (LIBOR01M+175bps), 6/30/24 (b)	498,701	497,920
The Boeing Co., Advance, First Lien, 1.37% (LIBOR03M+125bps), 2/6/22 (b)	1,289,331	1,287,242
Total Senior Secured Loans (Cost $1,785,751)		1,785,162
Corporate Bonds (46.6%)
Communication Services (1.0%):
Qwest Corp., 6.75%, 12/1/21	1,000,000	1,024,910
Sprint Corp., 7.25%, 9/15/21	1,500,000	1,518,750
Sprint Spectrum, 3.36%, 3/20/23 (a)	90,625	91,113
		2,634,773
Consumer Discretionary (8.7%):
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	760,979
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	1,000,000	1,163,290
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	500,000	504,935
Howard University 2.64%, 10/1/21	500,000	502,700
2.74%, 10/1/22	500,000	513,440
Hyatt Hotels Corp., 5.38%, 8/15/21, Callable 8/2/21 @ 100	1,456,000	1,460,353
KB Home, 7.00%, 12/15/21, Callable 9/15/21 @ 100	1,000,000	1,009,770
Lennar Corp., 5.38%, 10/1/22	500,000	528,545
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a) (d)	1,000,000	1,036,010
Lithia Motors, Inc., 5.25%, 8/1/25, Callable 8/1/21 @ 102.63 (a)	1,400,000	1,440,278
M/I Homes, Inc., 5.63%, 8/1/25, Callable 7/23/21 @ 104.22	1,448,000	1,492,309
Macy's Retail Holdings LLC, 2.88%, 2/15/23, Callable 11/15/22 @ 100	750,000	756,060
Marriott International, Inc., 2.30%, 1/15/22, Callable 12/15/21 @ 100	1,000,000	1,006,780
MDC Holdings, Inc., 5.50%, 1/15/24, Callable 10/15/23 @ 100	426,000	466,555
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81	1,500,000	1,585,860
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/8/22 @ 100 (a)	1,500,000	1,503,825
QVC, Inc., 4.38%, 3/15/23	667,000	702,998
Sodexo, Inc., 1.63%, 4/16/26, Callable 3/16/26 @ 100 (a)	2,000,000	2,014,160
Toll Brothers Finance Corp., 5.88%, 2/15/22, Callable 11/15/21 @ 100	2,154,000	2,199,479
Travel + Leisure Co., 4.25%, 3/1/22, Callable 12/1/21 @ 100	1,278,000	1,292,377
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)	1,750,000	1,798,265
		23,738,968
Consumer Staples (1.8%):
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	1,000,000	1,058,930
Hormel Foods Corp., 0.65%, 6/3/24, Callable 6/3/22 @ 100	1,500,000	1,502,880

See notes to financial statements.

15

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Lamb Weston Holdings, Inc., 4.63%, 11/1/24, Callable 11/1/21 @ 102.31 (a)	$1,500,000	$1,551,480
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	920,000	923,183
		5,036,473
Energy (9.3%):
Apache Corp., 3.25%, 4/15/22, Callable 1/15/22 @ 100	1,250,000	1,261,675
Continental Resources, Inc. 4.50%, 4/15/23, Callable 1/15/23 @ 100	1,230,000	1,282,816
3.80%, 6/1/24, Callable 3/1/24 @ 100	381,000	402,911
Diamondback Energy, Inc. 0.90%, 3/24/23, Callable 9/24/21 @ 100	1,000,000	1,000,220
5.38%, 5/31/25, Callable 8/9/21 @ 102.69	1,147,000	1,181,743
Energy Transfer LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100	500,000	543,635
Energy Transfer Operating LP, 5.20%, 2/1/22, Callable 11/1/21 @ 100	1,000,000	1,015,390
EQM Midstream Partners LP 4.75%, 7/15/23, Callable 6/15/23 @ 100	135,000	140,943
4.00%, 8/1/24, Callable 5/1/24 @ 100	865,000	886,703
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	833,000	850,002
Hess Corp., 3.50%, 7/15/24, Callable 4/15/24 @ 100	1,000,000	1,062,210
HollyFrontier Corp., 2.63%, 10/1/23	1,000,000	1,034,810
Marathon Petroleum Corp., 4.50%, 5/1/23, Callable 4/1/23 @ 100	1,000,000	1,066,830
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	1,500,000	1,524,450
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	271,000	281,545
Murphy Oil Corp., 6.88%, 8/15/24, Callable 8/9/21 @ 103.44	1,265,000	1,293,943
Occidental Petroleum Corp. 2.70%, 8/15/22	750,000	764,842
2.90%, 8/15/24, Callable 7/15/24 @ 100	687,000	702,478
Ovintiv Exploration, Inc., 5.63%, 7/1/24	1,000,000	1,112,920
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/15/23 @ 102.06 (a)	1,000,000	1,052,380
PDC Energy, Inc., 1.13%, 9/15/21 (d)	1,000,000	996,700
Phillips 66, 0.90%, 2/15/24, Callable 11/19/21 @ 100	462,000	462,462
Range Resources Corp., 5.88%, 7/1/22, Callable 4/1/22 @ 100	540,000	552,771
Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	1,500,000	1,514,235
USX Corp., 8.13%, 7/15/23	400,000	451,028
Valero Energy Corp. 2.70%, 4/15/23	698,000	723,777
1.20%, 3/15/24	500,000	504,045
Western Midstream Operating LP 2.29% (LIBOR03M+185bps), 1/13/23 (b)	500,000	499,265
4.35%, 2/1/25, Callable 1/1/25 @ 100	632,000	667,752
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	500,000	570,620
		25,405,101
Financials (11.1%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,800,000	1,831,554
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	789,150
Associated Bank NA, 3.50%, 8/13/21, Callable 7/13/21 @ 100	500,000	500,480
Athene Global Funding 2.80%, 5/26/23 (a)	750,000	781,245
1.20%, 10/13/23 (a)	500,000	505,640

See notes to financial statements.

16

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	$500,000	$522,995
CIT Group, Inc., 5.00%, 8/15/22	1,740,000	1,817,830
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (b)	400,000	406,024
Colfax Corp., 6.38%, 2/15/26, Callable 2/15/22 @ 103.19 (a)	1,500,000	1,585,905
DAE Funding LLC 5.25%, 11/15/21, Callable 10/15/21 @ 100 (a)	1,000,000	1,013,380
4.50%, 8/1/22, Callable 8/1/21 @ 100 (a)	500,000	501,580
1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	250,000	249,420
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,018,170
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	876,000	889,867
Ford Motor Credit Co. LLC, 3.38%, 11/13/25, Callable 10/13/25 @ 100	1,000,000	1,036,960
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,007,050
GA Global Funding Trust, 1.63%, 1/15/26 (a)	500,000	506,040
Infinity Property & Casualty Corp., 5.00%, 9/19/22	500,000	524,410
Main Street Capital Corp. 5.20%, 5/1/24	500,000	544,255
3.00%, 7/14/26, Callable 6/14/26 @ 100	500,000	513,520
Morgan Stanley, 0.79% (SOFR+53bps), 5/30/25, Callable 5/30/24 @ 100 (b)	2,000,000	1,992,100
ProAssurance Corp., 5.30%, 11/15/23	1,000,000	1,077,480
Protective Life Global Funding, 3.10%, 4/15/24 (a)	500,000	530,910
Reliance Standard Life Global Funding II, 2.75%, 5/7/25 (a)	750,000	789,172
Santander Holdings USA, Inc., 3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	260,175
SCE Recovery Funding LLC, 0.86%, 11/15/31	2,000,000	1,949,620
SLM Corp., 5.13%, 4/5/22, Callable 3/5/22 @ 100	1,130,000	1,158,024
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	608,000	612,755
TCF National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	750,000	772,582
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	1,000,000	1,039,670
The Prudential Insurance Co. of America, 8.30%, 7/1/25 (a)	1,000,000	1,254,710
TIAA FSB Holdings, Inc., 4.82% (LIBOR03M+470bps), 3/15/26, Callable 8/9/21 @ 100 (b)	750,000	761,325
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	750,000	769,868
WEA Finance LLC, 3.15%, 4/5/22, Callable 3/5/22 @ 100 (a)	700,000	710,339
		30,224,205
Health Care (2.0%):
Astrazeneca Finance LLC, 0.70%, 5/28/24, Callable 5/28/22 @ 100	1,000,000	998,860
Centene Corp., 5.38%, 6/1/26, Callable 7/23/21 @ 104.03 (a)	758,000	792,095
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/1/26, Callable 11/1/26 @ 100 (a)	1,000,000	1,001,210
Hikma Finance USA LLC, 3.25%, 7/9/25	1,000,000	1,041,830
Laboratory Corp. of America Holdings, 1.55%, 6/1/26, Callable 5/1/26 @ 100	1,000,000	1,000,080
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	500,000	525,510
		5,359,585

See notes to financial statements.

17

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Industrials (5.2%):
Air Lease Corp., 2.25%, 1/15/23	$250,000	$256,522
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	542,715
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,000,000	1,061,640
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/15/22 @ 102.19 (a)	1,000,000	1,048,330
Aviation Capital Group LLC 2.88%, 1/20/22, Callable 12/20/21 @ 100 (a)	500,000	505,125
5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	1,000,000	1,131,340
Continental Airlines Pass Through Trust 5.98%, 10/19/23	204,564	208,846
4.15%, 10/11/25	606,250	643,838
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	940,206	948,621
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	1,370,000	1,474,915
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000,000	1,072,800
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100	1,000,000	1,164,140
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	1,000,000	1,006,930
Southwest Airlines Co., 5.25%, 5/4/25, Callable 4/4/25 @ 100	750,000	856,725
The ADT Security Corp., 3.50%, 7/15/22	1,000,000	1,020,060
The Nature Conservancy, 0.63%, 7/1/24	650,000	648,414
United Airlines Pass Through Trust, 4.88%, 7/15/27	332,882	353,031
US Airways Pass Through Trust, 3.95%, 5/15/27	352,284	353,249
		14,297,241
Information Technology (0.4%):
Skyworks Solutions, Inc., 0.90%, 6/1/23, Callable 6/1/22 @ 100	1,000,000	1,002,590
Materials (1.6%):
Ball Corp., 5.00%, 3/15/22	1,126,000	1,157,551
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	1,625,000	1,717,576
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	400,000	423,712
Sealed Air Corp., 5.25%, 4/1/23, Callable 1/1/23 @ 100 (a)	1,000,000	1,057,970
		4,356,809
Real Estate (2.8%):
Host Hotels & Resorts LP, 4.50%, 2/1/26, Callable 11/1/25 @ 100	1,044,000	1,146,458
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,000,000	1,057,440
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	1,500,000	1,590,585
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	1,000,000	1,032,500
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	206,000	219,695
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	750,000	782,002
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	364,000	372,969
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	1,500,000	1,521,585
		7,723,234
Utilities (2.7%):
Calpine Corp., 5.25%, 6/1/26, Callable 8/9/21 @ 102.63 (a)	1,624,000	1,670,381
CenterPoint Energy Resources Corp., 0.70%, 3/2/23, Callable 9/2/21 @ 100	1,000,000	1,000,060
Dominion Energy, Inc., 2.72%, 8/15/21 (e)	500,000	501,425
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	1,000,000	1,003,460
See notes to financial statements.

18

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
NRG Energy, Inc., 7.25%, 5/15/26, Callable 7/23/21 @ 103.63	$955,000	$992,035
Oklahoma Gas & Electric Co., 0.55%, 5/26/23, Callable 11/26/21 @ 100	1,000,000	1,000,170
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	500,000	529,015
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	500,000	526,710
		7,223,256
Total Corporate Bonds (Cost $125,155,223)		127,002,235
Yankee Dollars (11.3%)
Communication Services (1.5%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	1,000,000	1,100,710
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	750,000	761,715
Videotron Ltd., 5.00%, 7/15/22	2,041,000	2,122,905
		3,985,330
Consumer Discretionary (1.3%):
BC ULC/New Red Finance, Inc., 4.25%, 5/15/24, Callable 7/15/21 @ 101.06 (a)	1,320,000	1,334,929
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	1,000,000	1,043,010
Stellantis NV, 5.25%, 4/15/23	1,000,000	1,078,250
		3,456,189
Consumer Staples (0.4%):
Imperial Brands Finance PLC, 3.13%, 7/26/24, Callable 6/26/24 @ 100 (a)	948,000	997,761
Energy (1.8%):
BG Energy Capital PLC, 4.00%, 10/15/21 (a)	650,000	656,773
Cenovus Energy, Inc., 3.00%, 8/15/22, Callable 5/15/22 @ 100	1,000,000	1,020,610
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27 (a)	500,000	504,990
Harvest Operations Corp., 1.00%, 4/26/24, Callable 4/26/22 @ 100 (a)	714,000	714,386
Petroleos Mexicanos, 3.77% (LIBOR03M+365bps), 3/11/22 (b)	500,000	505,685
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	1,597,000	1,630,521
		5,032,965
Financials (1.9%):
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	1,001,240
BBVA Bancomer SA, 6.75%, 9/30/22 (a)	1,000,000	1,061,500
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100 (a)	400,000	406,532
Ontario Teachers' Finance Trust, 0.38%, 9/29/23 (a)	1,000,000	998,200
SA Global Sukuk Ltd., 0.95%, 6/17/24, Callable 5/17/24 @ 100 (a) (d)	416,000	415,809
Santander UK Group Holdings PLC, 3.37%, 1/5/24, Callable 1/5/23 @ 100	250,000	260,207
VEON Holdings BV, 5.95%, 2/13/23	1,000,000	1,062,500
		5,205,988
Industrials (2.0%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	1,048,400
Air Canada Pass Through Trust 5.00%, 6/15/25 (a)	266,666	269,946
4.13%, 11/15/26 (a)	964,723	990,964
Avolon Holdings Funding Ltd., 2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	750,000	743,453

See notes to financial statements.

19

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
CK Hutchison International Ltd., 2.75%, 3/29/23 (a)	$750,000	$777,757
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	725,000	726,080
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	1,000,000	1,002,840
		5,559,440
Information Technology (1.5%):
Open Text Corp., 5.88%, 6/1/26, Callable 8/9/21 @ 102.94 (a)	1,000,000	1,034,840
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	2,000,000	2,057,560
TSMC Global Ltd., 0.75%, 9/28/25, Callable 8/28/25 @ 100 (a)	1,000,000	979,560
		4,071,960
Sovereign Bond (0.4%):
Province of Alberta Canada, 3.35%, 11/1/23	1,000,000	1,066,890
Utilities (0.5%):
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100	1,300,000	1,347,151
Total Yankee Dollars (Cost $30,492,344)		30,723,674
Municipal Bonds (20.2%)
Alabama (0.4%):
City of Birmingham, GO, 0.86%, 3/1/24	1,015,000	1,020,846
California (1.9%):
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	1,240,000	1,237,123
California Statewide Communities Development Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	1,660,000	1,658,440
Chino Public Financing Authority Special Tax, Series A, 0.55%, 9/1/21	400,000	400,104
City of El Cajon Revenue, Series A, 0.65%, 4/1/23	650,000	651,852
City of Gardena Revenue, 1.30%, 4/1/23	565,000	565,848
Placentia Public Financing Authority Revenue Series A, 1.72%, 6/1/22	200,000	199,524
Series A, 1.93%, 6/1/23	300,000	298,953
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	250,000	256,082
		5,267,926
Colorado (2.4%):
City & County of Denver Co. Airport System Revenue Series C, 0.88%, 11/15/23	500,000	503,395
Series C, 1.12%, 11/15/24	500,000	504,950
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	600,000	628,284
Colorado Health Facilities Authority Revenue 2.80%, 12/1/26	500,000	508,160
Series B, 2.24%, 11/1/22	750,000	766,613
County of El Paso Co. Revenue, Series B, 1.05%, 6/1/24	1,230,000	1,237,847
Denver City & County Housing Authorit Revenue, 1.33%, 6/1/24, Continuously Callable @100	750,000	751,590

See notes to financial statements.

20

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Denver City & County Housing Authority Revenue, 2.15%, 12/1/24	$750,000	$778,875
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	724,451
		6,404,165
Florida (0.4%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25	1,250,000	1,219,400
Guam (0.4%):
Territory of Guam Revenue, Series E, 3.25%, 11/15/26	1,000,000	1,019,540
Hawaii (0.7%):
State of Hawaii Airports System Revenue Series B, 0.90%, 7/1/23	300,000	299,985
Series E, 1.39%, 7/1/25	1,500,000	1,514,565
		1,814,550
Illinois (0.1%):
Chicago O'Hare International Airport Revenue, Series D, 0.96%, 1/1/23	165,000	166,228
Indiana (0.4%):
Indiana Finance Authority Revenue, 2.48%, 3/1/24	1,000,000	1,033,160
Kentucky (0.4%):
County of Warren Revenue, Series B, 0.92%, 4/1/25	1,200,000	1,197,960
Maine (0.2%):
Maine State Housing Authority Revenue, Series H, 1.70%, 11/15/26	600,000	601,548
Maryland (0.2%):
County of Howard, GO, Series C, 1.34%, 8/15/23	500,000	510,390
Michigan (1.1%):
Ecorse Public School District, GO, 2.00%, 5/1/24	750,000	778,042
Michigan Finance Authority Revenue 2.21%, 12/1/23	185,000	191,747
2.31%, 12/1/24	105,000	109,846
2.37%, 9/1/49, (Put Date 9/1/23) (f)	446,000	460,143
Series A-1, 2.33%, 6/1/30	764,072	766,579
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	514,259
		2,820,616
Mississippi (0.1%):
Medical Center Educational Building Corp. Revenue, 0.67%, 6/1/23	280,000	280,904
Missouri (0.5%):
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	1,495,000	1,498,214
Nebraska (0.3%):
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	670,000	687,353
Nevada (0.7%):
State of Nevada Department of Business & Industry Revenue, Series A, 0.50%, 1/1/50, (Put Date 7/1/21) (a) (f)	2,000,000	2,000,000
New Jersey (1.5%):
Essex County Improvement Authority Revenue, Series B, 1.96%, 8/1/22 (a)	350,000	346,626
New Jersey Educational Facilities Authority Revenue, 2.47%, 9/1/21	300,000	300,897

See notes to financial statements.

21

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
South Jersey Transportation Authority Revenue Series B, 2.10%, 11/1/24	$750,000	$745,718
Series B, 2.20%, 11/1/25	750,000	742,283
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	434,949
Township of Weehawken, GO, 1.10%, 12/30/21	1,501,000	1,506,223
		4,076,696
New York (0.6%):
County of Suffolk, GO, Series C, 1.05%, 6/15/23	1,250,000	1,253,538
Madison County Capital Resource Corp. Revenue, 2.18%, 7/1/23	500,000	518,190
		1,771,728
Ohio (0.1%):
Hamilton County Health Care Facilities Revenue, 2.37%, 6/1/22	325,000	328,549
Oklahoma (0.6%):
Oklahoma Turnpike Authority Revenue Series B, 0.49%, 1/1/22	750,000	750,743
Series B, 0.63%, 1/1/23	560,000	561,882
The University of Oklahoma Revenue, Series B, 0.93%, 7/1/24	350,000	350,591
		1,663,216
Pennsylvania (0.4%):
School District of Scranton, GO (INS — Build America Mutual Assurance Co.), 2.46%, 4/1/22	500,000	506,350
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	526,680
		1,033,030
Rhode Island (0.6%):
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26	1,000,000	998,000
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	500,000	530,215
		1,528,215
South Carolina (0.2%):
Charleston Educational Excellence Finance Corp. Revenue, 0.65%, 12/1/23	600,000	602,094
Tennessee (0.2%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, 1.03%, 8/1/24	600,000	602,784
Texas (3.8%):
Aledo Independent School District, GO (NBGA — Texas Permanent School Fund), 0.63%, 2/15/24	250,000	245,883
Boerne School District, GO 0.64%, 2/1/24	400,000	400,960
0.79%, 2/1/25	250,000	250,267
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (f)	1,000,000	1,017,010
City of Houston, GO, 2.77%, 3/1/22	150,000	152,490
Clear Creek Independent School District, GO, Series B, 5.00%, 2/15/24	1,000,000	1,106,410
Denton Independent School District, GO, Series A, 0.64%, 8/15/24	500,000	490,060
Harris County Cultural Education Facilities Finance Corp. Revenue 1.59%, 11/15/23	675,000	684,349

See notes to financial statements.

22

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares or Principal Amount	Value
1.84%, 11/15/24	$500,000	$509,225
Series B, 2.30%, 5/15/24	600,000	623,754
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	776,010
Marshall Independent School District, GO (NBGA — Texas Permanent School Fund), 0.64%, 2/15/24	1,000,000	983,420
State of Texas, GO, 3.11%, 10/1/23	500,000	529,545
Tarrant County Cultural Education Facilities Finance Corp. Revenue 1.07%, 9/1/23	525,000	526,491
1.36%, 9/1/24	700,000	703,878
Texas A&M University Revenue, Series A, 2.95%, 5/15/23	500,000	523,800
White Settlement Independent School District, GO (NBGA — Texas Permanent School Fund), Series A, 0.98%, 8/15/25	920,000	883,632
		10,407,184
Virginia (1.2%):
County of Arlington, GO, Series B, 0.64%, 8/1/24	2,000,000	2,005,780
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a) (f)	1,250,000	1,250,538
		3,256,318
Washington (0.2%):
Washington State University Revenue, Series A, 0.86%, 10/1/23	480,000	482,174
West Virginia (0.6%):
Tobacco Settlement Finance Authority Revenue, Series A, 1.19%, 6/1/23	1,500,000	1,512,225
Total Municipal Bonds (Cost $54,270,438)		54,807,013
Commercial Papers (6.6%)
Alliant Energy Corp., 0.12%, 7/1/21 (a) (g)	2,700,000	2,699,991
Cabot Corp., 0.14%, 7/19/21 (a) (g)	2,700,000	2,699,799
Canadian Natural Resources Ltd., 0.14%, 7/12/21 (a) (g)	2,700,000	2,699,877
Jabil, Inc., 0.51%, 7/16/21 (a) (g)	2,700,000	2,699,387
Nissan Motor Acceptance Corp., 0.44%, 7/13/21 (a) (g)	1,700,000	1,699,731
Southern Co. Gas Capital Corp., 0.13%, 7/2/21 (a) (g)	2,700,000	2,699,981
Walgreens Boots Alliance, Inc., 0.16%, 7/1/21 (a) (g)	2,700,000	2,699,988
Total Commercial Papers (Cost $17,898,828)		17,898,754
Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (h)	14,744	14,744
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (h)	399,355	399,355
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (h)	7,358	7,358
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (h)	58,668	58,668
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (h)	263,785	263,785
Total Collateral for Securities Loaned (Cost $743,910)		743,910
Total Investments (Cost $267,997,849) — 99.5%		270,811,169
Other assets in excess of liabilities — 0.5%		1,484,736
NET ASSETS — 100.00%		$272,295,905

See notes to financial statements.

23

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $88,770,388 and amounted to 32.6% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2021.

(d)  All or a portion of this security is on loan.

(e)  Stepped-coupon security converts to coupon form on 8/15/21 with a rate of 2.715%.

(f)  Put Bond.

(g)  Rate represents the effective yield at June 30, 2021.

(h)  Rate disclosed is the daily yield on June 30, 2021.

bps — Basis points

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2021.

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

ULC — Unlimited Liability Co.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

24

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Principal Amount	Value
Asset-Backed Securities (8.2%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$2,076,000	$2,117,254
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 12/18/21 @ 100	1,000,000	1,013,176
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	900,000	918,127
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	500,000	532,260
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22, Callable 12/20/21 @ 100 (a)	1,041,667	1,047,597
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 3/15/23 @ 100 (a)	1,062,000	1,101,149
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 2/15/22 @ 100 (a)	500,000	507,746
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	496,598	501,562
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,250,000	1,252,747
California Republic Auto Receivables Trust, Series 2017-1, Class B, 2.91%, 12/15/22, Callable 7/15/21 @ 100	677,307	677,864
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 5/19/23 @ 100 (a)	433,000	443,190
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 3/19/22 @ 100 (a)	500,000	510,970
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	2,300,000	2,293,242
CarMax Auto Owner Trust, Series 2021-2, Class B, 1.03%, 12/15/26, Callable 4/15/24 @ 100	2,000,000	1,998,266
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 10/15/23 @ 100	1,275,000	1,316,775
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 4/15/24 @ 100 (a)	899,146	900,889
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 10/10/26 @ 100	1,500,000	1,494,344
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	1,500,000	1,510,019
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (a)	1,702,424	1,717,294
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 1/15/24 @ 100 (a)	823,000	846,343
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	1,038,000	1,030,838
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24 (a)	723,000	725,260
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 9/22/22 @ 100 (a)	687,500	699,408
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49 (a)	1,000,000	995,051
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	1,327,000	1,328,702

See notes to financial statements.

25

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 12/15/24 @ 100	$1,500,000	$1,502,615
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 7/15/22 @ 100 (a)	1,668,018	1,697,199
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/15/27, Callable 4/15/24 @ 100 (a)	1,187,000	1,188,623
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 4/15/24 @ 100 (a)	877,000	876,276
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	820,000	844,684
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 1/15/23 @ 100 (a)	492,192	495,447
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 5/15/22 @ 100 (a)	500,000	514,148
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 7/15/23 @ 100 (a)	500,491	502,973
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	500,000	516,124
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 3/15/23 @ 100 (a)	1,500,000	1,534,283
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 8/15/22 @ 100 (a)	750,000	785,333
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 8/15/23 @ 100 (a)	1,000,000	1,102,043
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,500,000	1,562,144
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	1,406,000	1,409,394
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 11/15/23 @ 100 (a)	1,000,000	1,018,134
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 7/16/23 @ 100	750,000	771,024
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 4/16/23 @ 100	1,000,000	1,027,252
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27 (a)	1,000,000	1,002,358
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	1,333,000	1,332,114
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	500,000	507,771
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 1/20/23 @ 100 (a)	385,000	390,776
Hyundai Auto Receivables Trust, Series 2020-C, Class B, 0.81%, 11/16/26, Callable 11/15/24 @ 100	1,271,000	1,265,272
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 7/15/23 @ 100	2,000,000	2,030,493
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 9/15/23 @ 100 (a)	433,000	448,689
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	539,000	536,688
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24 (a)	975,458	986,789

See notes to financial statements.

26

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 3/20/29 @ 100 (a)	$1,008,338	$1,005,545
Navient Student Loan Trust, Series 2018-2A, Class B, 1.24% (LIBOR01M+115bps), 3/25/67, Callable 8/25/33 @ 100 (a) (b)	1,000,000	966,571
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 12/25/35 @ 100 (a)	1,313,263	1,369,768
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49 (a)	500,000	510,749
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 2/15/24 @ 100 (a)	1,000,000	1,014,785
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 9/15/23 @ 100 (a)	929,000	936,280
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38 (a) (c)	1,100,000	1,100,361
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	1,157,692
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (a)	1,000,000	1,088,280
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 7/20/25 @ 100 (a)	1,000,000	1,005,361
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 7/20/21 @ 100 (a)	169,541	169,789
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 7/20/21 @ 100 (a)	500,000	500,812
SLM Student Loan Trust, Series 2006-10, Class B, 0.40% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	216,156	200,908
SLM Student Loan Trust, Series 2007-1, Class B, 0.40% (LIBOR03M+22bps), 1/27/42, Callable 4/25/29 @ 100 (b)	342,255	322,575
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	2,114,829
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a) (d)	2,000,000	2,002,205
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100 (a)	1,280,000	1,309,183
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	500,000	513,111
WEPCO ENVIRONMENTAL TRUST FINANCE I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	1,500,000	1,512,913
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	326,649	329,487
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 6/15/22 @ 100 (a)	860,000	877,396
Total Asset-Backed Securities (Cost $72,695,308)		73,337,319
Collateralized Mortgage Obligations (2.5%)
Aventura Mall Trust, Series 2018-AVM, Class D, 4.25%, 7/5/40 (a) (d)	1,000,000	994,638
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,000,000	1,027,863
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.15% (LIBOR01M+108bps), 10/15/36 (a) (b)	232,653	232,920
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	923,077	995,323
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	500,000	537,872

See notes to financial statements.

27

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	$2,000,000	$2,062,272
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 11/15/29 @ 100	732,000	772,655
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (d)	500,000	553,528
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	1,500,000	1,514,666
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.46%, 7/10/50, Callable 6/10/25 @ 100 (d)	865,000	944,192
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (d)	250,000	275,000
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a) (d)	1,000,000	1,067,682
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	250,000	256,860
Extended Stay America Trust, Series 2021-ESH, Class B, 1.46% (LIBOR01M+138bps), 7/15/38 (a) (b) (c)	777,778	780,450
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 9/25/29 (a) (d)	1,000,000	1,096,924
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000,000	998,130
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000,000	1,011,541
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53, Callable 9/13/29 @ 100	357,000	381,522
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,000,000	1,041,022
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)	1,000,000	1,004,317
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class B, 5.07%, 11/15/43, Callable 7/15/21 @ 100 (a) (d)	979,000	977,531
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.87%, 11/15/43, Callable 7/15/21 @ 100 (a) (d)	813,000	809,631
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	750,000	766,282
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	800,000	833,504
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	1,000,000	1,002,817
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 7/17/36 (a) (d)	250,000	282,875
Total Collateralized Mortgage Obligations (Cost $22,038,426)		22,222,017
Corporate Bonds (30.9%)
Communication Services (1.8%):
AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	1,157,520
CenturyLink, Inc., 4.50%, 1/15/29, Callable 1/15/24 @ 102.25 (a)	1,000,000	973,870
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	551,885
2.30%, 2/1/32, Callable 11/1/31 @ 100 (e)	2,500,000	2,407,825
Comcast Corp., 3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	839,228

See notes to financial statements.

28

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	$1,000,000	$1,174,920
The Walt Disney Co., 2.20%, 1/13/28	666,000	690,123
T-Mobile USA, Inc. 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	688,569
3.88%, 4/15/30, Callable 1/15/30 @ 100	1,039,000	1,159,721
2.25%, 11/15/31, Callable 8/15/31 @ 100	1,000,000	984,840
Verizon Communications, Inc. 2.10%, 3/22/28, Callable 1/22/28 @ 100	1,500,000	1,531,770
1.75%, 1/20/31, Callable 10/20/30 @ 100	3,000,000	2,874,960
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,094,500
		16,129,731
Consumer Discretionary (2.1%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	600,000	710,328
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	559,065
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (e)	500,000	528,540
Daimler Finance North America LLC 3.70%, 5/4/23 (a)	1,000,000	1,055,760
3.45%, 1/6/27 (a)	1,000,000	1,097,330
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	750,000	757,402
Hasbro, Inc. 3.55%, 11/19/26, Callable 9/19/26 @ 100	600,000	657,582
3.90%, 11/19/29, Callable 8/19/29 @ 100 (e)	1,000,000	1,112,150
Marriott International, Inc., 2.85%, 4/15/31, Callable 1/15/31 @ 100 (e)	2,000,000	2,032,440
Murphy Oil USA, Inc. 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	1,052,060
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	235,000	232,377
Newell Brands, Inc., 4.70%, 4/1/26, Callable 1/1/26 @ 100	500,000	557,460
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (a) (f)	750,000	783,098
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	2,000,000	2,038,420
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	576,925
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	1,300,000	1,345,396
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	2,000,000	2,041,280
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	500,000	529,160
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26 (a)	1,000,000	1,081,870
		18,748,643
Consumer Staples (2.2%):
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 (e)	1,500,000	1,449,825
Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	1,105,500
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	595,870
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	659,620
4.35%, 6/1/40, Callable 12/1/39 @ 100	1,000,000	1,190,010
BAT Capital Corp. 2.73%, 3/25/31, Callable 12/25/30 @ 100 (e)	1,000,000	984,970
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,250,000	1,348,637
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	1,000,000	1,011,470
Constellation Brands, Inc., 3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	827,490

See notes to financial statements.

29

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	$1,000,000	$1,218,840
Keurig Dr Pepper, Inc., 2.25%, 3/15/31, Callable 12/15/30 @ 100	1,000,000	1,008,320
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,097,130
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	1,000,000	1,175,600
McCormick & Co., Inc. 2.50%, 4/15/30, Callable 1/15/30 @ 100	375,000	385,219
1.85%, 2/15/31, Callable 11/15/30 @ 100	1,000,000	966,760
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	375,000	394,729
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	1,000,000	1,077,720
Smithfield Foods, Inc., 5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	582,025
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	260,000	334,069
The Coca-Cola Co., 2.00%, 3/5/31	2,000,000	2,019,820
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	549,100
		19,982,724
Energy (3.4%):
Boardwalk Pipelines LP 4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,693,365
4.80%, 5/3/29, Callable 2/3/29 @ 100 (e)	500,000	579,865
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	1,015,230
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,091,000	1,171,014
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (e)	109,000	113,680
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	1,000,000	1,071,720
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,094,840
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100 (e)	1,000,000	1,087,180
Energy Transfer Operating LP, 3.19% (LIBOR03M+302bps), 11/1/66, Callable 8/9/21 @ 100 (b)	500,000	391,500
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,000,000	1,056,570
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	514,000	668,791
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	1,500,000	1,582,155
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	750,000	759,615
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	1,334,000	1,402,848
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	2,000,000	2,147,440
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	469,000	528,934
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	531,265
MPLX LP 4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	565,805
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	838,672
4.80%, 2/15/29, Callable 11/15/28 @ 100 (e)	250,000	293,063
Murphy Oil Corp. 6.88%, 8/15/24, Callable 8/9/21 @ 103.44	1,000,000	1,022,880
5.75%, 8/15/25, Callable 8/9/21 @ 104.31	500,000	514,285
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	500,000	543,990
Occidental Petroleum Corp. 3.40%, 4/15/26, Callable 1/15/26 @ 100	1,000,000	1,022,830
4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	480,560
ONEOK, Inc., 4.55%, 7/15/28, Callable 4/15/28 @ 100	500,000	570,120
Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100 (e)	500,000	563,780
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	1,500,000	1,445,580

See notes to financial statements.

30

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	$2,280,000	$2,404,670
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	1,000,000	1,032,380
Sabal Trail Transmission LLC, 4.25%, 5/1/28, Callable 2/1/28 @ 100 (a)	1,000,000	1,135,480
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (f)	500,000	542,620
Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	421,000	444,816
		30,317,543
Financials (7.0%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	1,250,000	1,371,625
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	500,000	565,770
Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	500,000	540,460
Athene Global Funding, 1.45%, 1/8/26 (a)	1,000,000	1,000,020
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	1,067,210
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	1,146,470
Bank of America Corp. 1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100 (b)	1,500,000	1,512,660
3.71% (LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	1,105,770
BB&T Corp., 4.25%, 9/30/24	750,000	817,950
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,000,000	984,450
BMW US Capital LLC, 3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	1,128,630
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500,000	522,995
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	1,103,130
CIT Group, Inc., 5.25%, 3/7/25, Callable 12/7/24 @ 100	500,000	562,720
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	2,053,300
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a) (b)	978,000	966,479
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31	500,000	528,265
F&G Global Funding, 1.75%, 6/30/26 (a)	1,500,000	1,505,835
Fifth Third Bancorp, 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	575,925
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,018,170
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	500,000	618,055
Ford Motor Credit Co. LLC 4.54%, 8/1/26, Callable 6/1/26 @ 100	1,400,000	1,524,138
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	560,015
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	1,078,420
GA Global Funding Trust, 1.63%, 1/15/26 (a)	250,000	253,020
Glencore Funding LLC 4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	500,000	553,950
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	498,125
2.85%, 4/27/31, Callable 1/27/31 @ 100 (a) (f)	1,000,000	1,016,260
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,714,000	1,897,364
Guardian Life Global Funding, 1.25%, 5/13/26 (a)	2,000,000	1,996,000
Hyundai Capital America 3.40%, 6/20/24 (a)	500,000	533,775
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	541,215
ILFC E-Capital Trust I, 3.66%, 12/21/65, Callable 8/9/21 @ 100 (a)	500,000	415,000

See notes to financial statements.

31

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
JPMorgan Chase & Co. 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	$750,000	$770,790
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	1,333,000	1,296,249
KeyBank NA 3.40%, 5/20/26, MTN	500,000	545,215
3.90%, 4/13/29	1,000,000	1,121,730
KeyCorp, 2.25%, 4/6/27, MTN	500,000	518,610
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	1,500,000	1,458,675
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	559,960
Main Street Capital Corp. 4.50%, 12/1/22	500,000	521,745
3.00%, 7/14/26, Callable 6/14/26 @ 100	1,000,000	1,027,040
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	1,129,060
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	500,000	541,045
Pacific Life Global Funding II, 1.38%, 4/14/26 (a)	2,000,000	2,005,860
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	500,000	573,875
Protective Life Global Funding, 1.90%, 7/6/28 (a) (c)	2,000,000	2,007,060
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	1,000,000	1,173,510
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	750,000	781,402
Santander Holdings USA, Inc. 4.45%, 12/3/21, Callable 11/3/21 @ 100	250,000	253,353
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	260,175
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	841,425
Synchrony Financial 4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	559,895
3.95%, 12/1/27, Callable 9/1/27 @ 100	500,000	556,385
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	592,570
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	500,000	527,760
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	500,000	541,330
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	1,000,000	997,180
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	1,000,000	1,039,670
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	271,978
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,579,320
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	584,925
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	536,000	601,086
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	1,064,942
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	375,000	384,934
Wells Fargo & Co. 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	750,000	778,642
3.00%, 10/23/26	1,000,000	1,078,230
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	1,048,080
		61,156,877

See notes to financial statements.

32

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Health Care (2.6%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	$1,000,000	$1,085,350
Anthem, Inc. 2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	343,656
2.55%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	2,062,940
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	557,380
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	572,065
Cigna Corp., 2.38%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	2,027,920
CVS Health Corp. 4.30%, 3/25/28, Callable 12/25/27 @ 100	282,000	323,962
3.25%, 8/15/29, Callable 5/15/29 @ 100 (e)	500,000	543,730
1.75%, 8/21/30, Callable 5/21/30 @ 100	1,000,000	962,390
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,750,000	1,872,885
Duke University Health System, Inc., 2.60%, 6/1/30	500,000	521,655
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	435,000	451,439
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	1,000,000	976,930
Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100	1,000,000	974,670
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	500,000	565,325
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	2,000,000	2,029,300
Mercy Health, 4.30%, 7/1/28	250,000	293,830
Orlando Health Obligated Group 3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	558,545
2.89%, 10/1/35	1,000,000	1,027,100
PerkinElmer, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,539,435
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	1,250,000	1,372,312
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	1,000,000	1,132,108
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	1,250,000	1,275,187
		23,070,114
Industrials (4.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,000,000	1,982,920
American Airlines Pass Through Trust 3.70%, 4/1/28 (f)	325,476	329,639
3.85%, 8/15/29	453,192	431,086
3.60%, 4/15/31	418,816	412,961
Arconic, Inc., 5.90%, 2/1/27	250,000	293,465
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,448,000	1,565,780
British Airways Pass Through Trust 3.35%, 12/15/30 (a)	447,824	444,653
3.80%, 3/20/33 (a)	624,012	650,139
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,043,270
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	1,000,000	1,052,300
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	500,000	533,665
CNH Industrial Capital LLC, 1.88%, 1/15/26, Callable 12/15/25 @ 100	1,000,000	1,018,480
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	669,000	680,132
FedEx Corp., 3.90%, 2/1/35	1,250,000	1,430,750
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	500,000	515,385
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (a) (c)	2,000,000	1,989,940

See notes to financial statements.

33

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Hawaiian Airlines Pass Through Certificates 4.95%, 7/15/23	$511,514	$508,583
3.90%, 7/15/27 (f)	104,461	101,875
Hillenbrand, Inc. 5.00%, 9/15/26, Callable 7/15/26 @ 100 (e)	1,000,000	1,112,960
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	350,000	347,375
Howmet Aerospace, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100	250,000	275,950
Hubbell, Inc. 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,096,490
2.30%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,505,910
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	528,565
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	561,785
JetBlue Pass Through Trust, 2.95%, 11/15/29	229,125	225,472
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	1,058,000	1,201,581
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	545,685
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	1,033,930
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	500,000	547,015
4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	1,124,090
1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	1,000,000	1,006,930
Ryder System, Inc., 3.40%, 3/1/23, MTN, Callable 2/1/23 @ 100	1,000,000	1,045,410
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	800,000	942,056
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	2,000,000	2,056,100
The Boeing Co. 2.20%, 2/4/26, Callable 2/4/23 @ 100 (e)	1,333,000	1,345,597
3.25%, 2/1/28, Callable 12/1/27 @ 100	1,500,000	1,590,720
3.63%, 2/1/31, Callable 11/1/30 @ 100	1,000,000	1,075,630
5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	1,290,260
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,000,000	1,053,400
United Airlines Pass Through Trust 4.88%, 7/15/27	332,882	353,031
3.70%, 9/1/31	441,731	453,764
		37,304,729
Information Technology (1.7%):
Amphenol Corp., 4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	586,495
Broadcom, Inc. 2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	1,500,000	1,476,165
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	2,000,000	2,108,760
HP, Inc. 3.40%, 6/17/30, Callable 3/17/30 @ 100	743,000	796,087
2.65%, 6/17/31, Callable 3/17/31 @ 100 (a)	1,000,000	1,000,950
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	974,000	1,001,964
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100 (a)	1,500,000	1,469,640
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 (a)	1,050,000	1,070,160
Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	1,000,000	1,020,600
Oracle Corp. 2.95%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,053,970
2.88%, 3/25/31, Callable 12/25/30 @ 100	750,000	780,960
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	500,000	520,445

See notes to financial statements.

34

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	$1,000,000	$1,138,530
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	1,200,000	1,229,460
		15,254,186
Materials (1.8%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,500,000	1,529,235
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	823,392
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	375,000	406,001
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	1,000,000	1,007,880
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	500,000	536,800
DuPont de Nemours, Inc., 4.73%, 11/15/28, Callable 8/15/28 @ 100	500,000	595,900
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 (c)	1,500,000	1,491,000
LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,000,000	1,091,000
LYB International Finance III LLC 3.38%, 5/1/30, Callable 2/1/30 @ 100	750,000	814,838
2.25%, 10/1/30, Callable 7/1/30 @ 100	500,000	499,510
Martin Marietta Materials, Inc. 3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	688,394
2.40%, 7/15/31, Callable 4/15/31 @ 100 (c)	1,000,000	1,004,840
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	1,250,000	1,252,087
Packaging Corp. of America, 3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	549,580
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	529,640
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	1,000,000	1,120,740
Vulcan Materials Co. 3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	563,430
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	1,102,200
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (e)	365,000	382,761
		15,989,228
Real Estate (1.3%):
AvalonBay Communities, Inc. 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	750,000	813,758
2.45%, 1/15/31, Callable 10/15/30 @ 100, MTN	1,000,000	1,029,270
Boston Properties LP 3.25%, 1/30/31, Callable 10/30/30 @ 100	437,000	467,808
2.55%, 4/1/32, Callable 1/1/32 @ 100	1,000,000	1,005,620
Crown Castle International Corp., 1.05%, 7/15/26, Callable 6/15/26 @ 100	1,500,000	1,467,510
Essex Portfolio LP 1.70%, 3/1/28, Callable 1/1/28 @ 100	1,500,000	1,475,550
2.65%, 3/15/32, Callable 12/15/31 @ 100	1,500,000	1,522,365
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	250,000	269,615
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	811,000	851,145
Hudson Pacific Properties LP 3.95%, 11/1/27, Callable 8/1/27 @ 100	500,000	547,780
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	576,040
Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	1,000,000	1,087,010
Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	500,000	497,515
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	532,240
		12,143,226

See notes to financial statements.

35

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Utilities (2.9%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	$1,500,000	$1,555,635
Ameren Corp. 1.75%, 3/15/28, Callable 1/15/28 @ 100	1,400,000	1,388,212
3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	273,840
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	1,080,080
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100	1,500,000	1,551,180
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	1,500,000	1,530,600
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,035,060
Dominion Energy, Inc., 3.07%, 8/15/24 (g)	1,000,000	1,060,850
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,027,180
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	1,000,000	1,013,980
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a) (c)	700,000	706,573
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100	2,000,000	1,996,740
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	1,171,670
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	750,000	808,583
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	525,000	589,155
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	750,000	790,597
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100	1,000,000	1,128,730
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a)	1,000,000	1,105,660
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100	2,000,000	1,989,060
South Jersey Industries, Inc., 5.02%, 4/15/31	1,000,000	1,055,260
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	950,530
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 (a)	1,000,000	990,350
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	500,000	577,705
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	500,000	543,695
		25,920,925
Total Corporate Bonds (Cost $261,950,023)		276,017,926
Yankee Dollars (8.8%)
Communication Services (0.2%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	1,000,000	1,063,400
Vodafone Group PLC, 5.00%, 5/30/38	500,000	629,805
		1,693,205
Consumer Discretionary (0.5%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	1,000,000	1,052,660
Genm Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	1,500,000	1,499,970
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	1,000,000	1,072,440
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (a)	1,269,000	1,275,091
		4,900,161
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc. 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	667,000	694,147
3.44%, 5/13/41, Callable 11/13/40 @ 100 (a)	750,000	775,710
Bacardi Ltd. 4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,665,165
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	521,840

See notes to financial statements.

36

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Becle SAB de CV, 3.75%, 5/13/25 (a)	$1,000,000	$1,087,690
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	1,000,000	1,084,580
		5,829,132
Energy (0.4%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	750,000	823,320
Petroleos Mexicanos, 6.50%, 3/13/27	2,000,000	2,109,060
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 8/9/21 @ 102.94 (a)	362,500	352,984
		3,285,364
Financials (4.9%):
ABN AMRO Bank NV, 4.80%, 4/18/26 (a)	500,000	567,450
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	357,000	405,149
Banco Santander SA, 4.38%, 4/12/28	600,000	685,422
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	500,000	551,215
Bank of New Zealand, 1.00%, 3/3/26 (a)	1,600,000	1,579,392
Barclays PLC 4.61% (LIBOR03M+140bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000,000	1,025,350
3.93% (LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	539,480
BNP Paribas SA, 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a) (b)	1,000,000	1,091,140
BPCE SA 4.00%, 9/12/23 (a)	500,000	536,335
3.25%, 1/11/28 (a)	1,000,000	1,089,720
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	1,000,000	1,031,270
Commonwealth Bank of Australia, 2.69%, 3/11/31 (a)	1,000,000	997,990
Cooperatieve Rabobank, 1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100 (a) (b)	2,000,000	1,971,820
Co-operatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	600,000	641,058
Credit Agricole SA, 3.25%, 10/4/24 (a)	1,250,000	1,339,675
Credit Suisse Group AG, 1.30% (SOFR+98bps), 2/2/27, Callable 2/2/26 @ 100 (a) (b)	1,000,000	979,570
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	542,305
Deutsche Bank AG, 1.69%, 3/19/26	1,500,000	1,513,260
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	500,000	502,675
HSBC Holdings PLC 3.80% (LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	537,635
4.29% (LIBOR03M+135bps), 9/12/26, Callable 9/12/25 @ 100 (b)	500,000	556,475
ING Groep NV, 2.73% (SOFRRATE+112bps), 4/1/32, Callable 4/1/31 @ 100 (b)	2,000,000	2,060,020
Lloyds Banking Group PLC 2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	257,803
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	1,001,410
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	273,080
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (b)	1,250,000	1,244,525
Mizuho Financial Group, Inc., 2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	1,500,000	1,490,610
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100 (a) (b)	1,500,000	1,622,760

See notes to financial statements.

37

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Nationwide Building Society 3.62% (LIBOR03M+118bps), 4/26/23, Callable 4/26/22 @ 100 (a) (b)	$1,000,000	$1,025,370
4.34% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a) (b)	750,000	804,270
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a) (b)	250,000	282,772
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a) (b)	500,000	560,820
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,500,000	1,532,790
Royal Bank of Scotland Group PLC 4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	1,085,100
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	592,835
4.44% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	1,146,080
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	2,000,000	2,062,800
Siemens Financieringsmaatschappij NV 1.70%, 3/11/28 (a)	1,000,000	1,005,230
2.15%, 3/11/31 (a)	1,000,000	1,010,660
Societe Generale SA 3.88%, 3/28/24 (a)	1,000,000	1,075,860
1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a) (b)	500,000	495,735
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	500,000	555,140
Swedbank AB, 0.85%, 3/18/24 (a)	1,500,000	1,505,190
Westpac Banking Corp. 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	1,000,000	1,111,840
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	1,000,000	984,580
		43,471,666
Health Care (0.8%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	1,000,000	1,101,660
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	2,000,000	1,961,840
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	1,500,000	1,469,745
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	2,038,860
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	500,000	503,345
		7,075,450
Industrials (1.0%):
Air Canada Pass Through Trust, 4.13%, 11/15/26 (a)	1,928,804	1,981,268
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	535,435
Avolon Holdings Funding Ltd., 4.25%, 4/15/26, Callable 3/15/26 @ 100 (a)	1,000,000	1,084,310
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750,000	814,972
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500,000	1,568,175
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	1,450,000	1,565,739
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	568,000	568,846
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	414,600	395,545
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	275,000	279,367
		8,793,657
Materials (0.4%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	1,000,000	1,108,700
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,000,000	1,045,320
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	750,000	787,103
Nutrien Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	1,000,000	1,149,690
		4,090,813
Total Yankee Dollars (Cost $75,755,812)		79,139,448
See notes to financial statements.

38

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Municipal Bonds (4.2%)
Arizona (0.1%):
The University of Arizona Revenue, Build America Bond, Series A, 1.82%, 6/1/30	$1,000,000	$1,004,990
California (0.3%):
Chino Public Financing Authority Special Tax, Series A, 2.46%, 9/1/29	1,200,000	1,235,748
City of El Cajon Revenue Series A, 1.70%, 4/1/27	620,000	628,661
Series A, 1.90%, 4/1/28	500,000	507,025
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	500,000	545,970
		2,917,404
Colorado (0.3%):
City & County of Denver Co. Airport System Revenue, Series C, 2.14%, 11/15/29	1,500,000	1,534,140
Colorado Health Facilities Authority Revenue, 3.36%, 12/1/30	1,000,000	1,016,130
		2,550,270
Connecticut (0.1%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	562,965
Florida (0.2%):
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	1,500,000	1,478,295
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	750,000	771,090
		2,249,385
Georgia (0.2%):
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	1,500,000	1,533,360
Hawaii (0.1%):
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	915,000	925,660
Illinois (0.2%):
Illinois Finance Authority Revenue 3.55%, 8/15/29	500,000	550,510
3.51%, 5/15/41	750,000	784,080
Metropolitan Pier & Exposition Authority Revenue, 4.30%, 12/15/28	500,000	532,560
		1,867,150
Kentucky (0.1%):
Kentucky Economic Development Finance Authority Revenue, 3.82%, 12/1/27	500,000	553,535
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	700,000	699,895
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	500,755
		1,200,650
Michigan (0.2%):
Michigan Finance Authority Revenue 2.47%, 12/1/25	1,000,000	1,054,690
3.08%, 12/1/34	1,000,000	1,085,970
		2,140,660

See notes to financial statements.

39

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
New Jersey (0.5%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	$1,000,000	$1,066,620
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40	1,000,000	1,037,000
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	431,978
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	750,000	738,502
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	900,000	902,673
		4,176,773
New York (0.2%):
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34	1,500,000	1,482,735
New York State Dormitory Authority Revenue, Series A, 2.46%, 7/1/32	750,000	769,778
		2,252,513
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	500,000	559,020
The University of Oklahoma Revenue, Series C, 2.05%, 7/1/29	1,000,000	1,014,120
		1,573,140
Pennsylvania (0.3%):
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	559,180
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895,000	870,003
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,385,602
		2,814,785
Texas (0.8%):
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	750,000	767,212
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	630,000	631,581
Harris County Cultural Education Facilities Finance Corp. Revenue 3.34%, 11/15/37	2,000,000	2,111,180
Series D, 2.28%, 7/1/34	370,000	361,372
North Texas Tollway Authority Revenue, 1.02%, 1/1/25	1,000,000	1,006,460
Tarrant County Cultural Education Facilities Finance Corp. Revenue 1.63%, 9/1/26	525,000	523,173
1.82%, 9/1/27	700,000	695,912
Uptown Development Authority Tax Allocation Series B, 2.58%, 9/1/31	270,000	268,947
Series B, 2.78%, 9/1/33, Continuously Callable @100	500,000	502,090
		6,867,927
Virginia (0.2%):
Virginia Housing Development Authority Revenue Series J, 1.97%, 11/1/28	225,000	229,975
Series J, 2.27%, 11/1/31, Continuously Callable @100	225,000	228,724
Series J, 2.42%, 11/1/32, Continuously Callable @100	275,000	280,596
Series J, 2.47%, 11/1/33, Continuously Callable @100	270,000	274,676
Series J, 2.52%, 11/1/34, Continuously Callable @100	250,000	253,765
Series J, 2.57%, 11/1/35, Continuously Callable @100	300,000	304,035
		1,571,771

See notes to financial statements.

40

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
Washington (0.1%):
Washington State University Revenue, Series A, 2.24%, 10/1/28	$1,000,000	$1,033,690
Total Municipal Bonds (Cost $36,691,254)		37,796,628
U.S. Government Agency Mortgages (4.2%)
Federal Home Loan Mortgage Corp. Series K028, Class A2, 3.11%, 2/25/23	1,000,000	1,036,869
Series K059, Class A2, 3.12%, 9/25/26 (d)	1,000,000	1,096,124
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,674,804
Series K069, Class A2, 3.19%, 9/25/27 (d)	86,000	95,555
Series K071, Class A2, 3.29%, 11/25/27	500,000	557,886
Series K075, Class A2, 3.65%, 2/25/28 (d)	500,000	571,441
Series K087, Class A2, 3.77%, 12/25/28 (e)	500,000	579,307
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,430,470
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	1,094,292
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	2,153,706
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	1,077,162
Series KG02, Class A2, 2.41%, 8/25/29	909,000	970,590
Series K100, Class A2, 2.67%, 9/25/29	545,000	593,649
Series K159, Class A2, 3.95%, 11/25/30 (d)	500,000	590,455
3.00%, 3/1/31 – 2/1/33	363,181	383,367
3.50%, 5/1/33 – 11/1/47	2,044,002	2,175,560
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	1,206,376
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	1,128,693
4.00%, 7/1/42 – 5/1/46	1,487,108	1,616,487
4.50%, 12/1/45	112,057	124,234
		20,157,027
Federal National Mortgage Association Series M4, Class A2, 3.15%, 3/25/28 (d)	500,000	555,173
Series 2019-M1, Class A2, 3.67%, 9/25/28 (d)	750,000	859,938
Series 2019-M12, Class A2, 2.89%, 5/25/29 (d)	1,000,000	1,103,722
2.50%, 11/1/34 (e)	450,965	472,562
4.00%, 12/1/41 – 2/1/50	6,466,291	6,888,463
3.50%, 9/1/45 – 2/1/50	5,721,166	6,056,543
4.50%, 8/1/47	20,989	22,774
3.50%, 9/1/49 (e)	627,136	659,968
3.00%, 2/1/50	849,098	885,029
		17,504,172
Total U.S. Government Agency Mortgages (Cost $35,753,453)		37,661,199
U.S. Treasury Obligations (37.5%)
U.S. Treasury Bonds 4.38%, 2/15/38	750,000	1,031,367
3.50%, 2/15/39 (e)	2,770,000	3,460,769
4.38%, 11/15/39	1,000,000	1,389,687
1.38%, 11/15/40	5,000,000	4,491,406
1.88%, 2/15/41 (e)	6,000,000	5,875,313
2.75%, 8/15/47	500,000	568,438

See notes to financial statements.

41

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Principal Amount	Value
2.75%, 11/15/47 (e)	$500,000	$568,906
3.00%, 2/15/48	3,500,000	4,169,922
3.38%, 11/15/48 (e)	2,012,000	2,567,815
1.38%, 8/15/50	7,000,000	5,899,688
1.63%, 11/15/50	2,000,000	1,795,625
1.88%, 2/15/51	4,000,000	3,816,875
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	528,670	611,930
U.S. Treasury Notes 1.75%, 7/31/21 (e)	10,000,000	10,013,672
2.75%, 8/15/21	1,700,000	1,705,578
2.88%, 11/15/21	3,630,000	3,667,860
2.50%, 1/15/22	712,000	721,317
1.88%, 1/31/22	1,000,000	1,010,508
1.50%, 1/31/22	7,000,000	7,058,242
2.50%, 2/15/22	2,000,000	2,030,234
1.88%, 2/28/22	1,700,000	1,720,320
2.25%, 4/15/22	2,000,000	2,034,219
0.13%, 5/31/22	5,000,000	5,001,367
0.13%, 6/30/22 (e)	10,000,000	10,002,734
0.13%, 7/31/22	12,500,000	12,502,441
1.50%, 8/15/22	1,000,000	1,015,547
0.13%, 9/30/22 (e)	6,000,000	5,999,297
0.13%, 10/31/22	10,000,000	9,996,875
2.00%, 10/31/22	400,000	409,844
0.13%, 6/30/23	10,000,000	9,976,172
0.13%, 9/15/23	6,000,000	5,978,438
0.13%, 10/15/23	2,500,000	2,489,258
0.25%, 11/15/23	5,000,000	4,992,187
2.00%, 4/30/24	24,550,000	25,643,242
0.25%, 6/15/24	20,000,000	19,878,125
1.50%, 10/31/24	3,000,000	3,095,859
2.75%, 2/28/25	850,000	915,941
3.00%, 9/30/25	300,000	328,406
0.25%, 9/30/25	3,500,000	3,426,172
0.38%, 11/30/25	13,000,000	12,766,406
0.38%, 1/31/26 (e)	4,000,000	3,920,313
1.50%, 8/15/26	2,000,000	2,059,531
1.63%, 10/31/26	5,000,000	5,178,516
2.00%, 11/15/26	2,700,000	2,849,133
0.50%, 6/30/27	2,500,000	2,418,555
2.25%, 8/15/27	1,000,000	1,069,453
2.25%, 11/15/27	1,700,000	1,818,469
0.63%, 11/30/27	13,000,000	12,584,609
0.75%, 1/31/28	10,000,000	9,735,938
2.75%, 2/15/28 (e)	2,000,000	2,203,750
1.25%, 3/31/28	8,000,000	8,032,500
1.25%, 4/30/28	10,000,000	10,034,375
2.88%, 5/15/28	4,000,000	4,443,750
1.25%, 6/30/28	15,000,000	15,025,781
2.88%, 8/15/28	630,000	700,580

See notes to financial statements.

42

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares or Principal Amount	Value
3.13%, 11/15/28 (e)	$1,000,000	$1,131,250
2.63%, 2/15/29	1,000,000	1,096,563
0.63%, 5/15/30 (e)	2,500,000	2,337,109
0.63%, 8/15/30	5,000,000	4,659,375
0.88%, 11/15/30	17,000,000	16,168,594
1.13%, 2/15/31	12,000,000	11,653,125
1.63%, 5/15/31	15,000,000	15,234,375
Total U.S. Treasury Obligations (Cost $332,974,899)		334,983,646
Commercial Papers (4.8%)
CenterPoint Energy, Inc., 0.13%, 7/1/21 (a) (h)	7,300,000	7,299,974
Eaton Corp. PLC, 0.13%, 7/6/21 (a) (h)	2,000,000	1,999,956
Enbridge Gas Distribution, 0.13%, 7/7/21 (a) (h)	1,779,000	1,778,954
Glencore Funding LLC, 0.16%, 7/13/21 (a) (h)	6,800,000	6,799,602
Hannover Funding Co. LLC, 0.16%, 7/6/21 (a) (h)	8,000,000	7,999,787
Hyundai Capital America, Inc., 0.10%, 7/6/21 (a) (h)	7,800,000	7,799,869
PacifiCorp, 0.13%, 7/2/21 (a) (h)	4,800,000	4,799,966
Sonoco Products Co., 0.13%, 7/1/21 (a) (h)	4,000,000	3,999,986
Total Commercial Papers (Cost $42,478,095)		42,478,094
Collateral for Securities Loaned^ (0.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (i)	41,450	41,450
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (i)	1,122,746	1,122,746
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (i)	20,686	20,686
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (i)	164,940	164,940
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (i)	741,605	741,605
Total Collateral for Securities Loaned (Cost $2,091,427)		2,091,427
Total Investments (Cost $882,428,697) — 101.3%		905,727,704
Liabilities in excess of other assets — (1.3)%		(11,394,584)
NET ASSETS — 100.00%		$894,333,120

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $222,248,839 and amounted to 24.9% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(c)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2021.

(e)  All or a portion of the security has been segregated as collateral for securities purchased on a when-issued basis.

(f)  All or a portion of this security is on loan.

(g)  Stepped-coupon security converts to coupon form on 8/15/24 with a rate of 3.071%.

See notes to financial statements.

43

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2021

(h)  Rate represents the effective yield at June 30, 2021.

(i)  Rate disclosed is the daily yield on June 30, 2021.

bps — Basis points

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2021.

H15T5Y — 5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2021.

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USISDA05 — 5 Year USD ICE Swap

USSW5 — USD 5 Year Swap Rate, rate disclosed as of June 30, 2021.

See notes to financial statements.

44

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2021
	VictoryShares USAA Core Short-Term Bond ETF		VictoryShares USAA Core Intermediate-Term Bond ETF
ASSETS:
Investments, at value (Cost $267,997,849 and $882,428,697)	$270,811,169	(a)	$905,727,704	(b)
Cash	3,914,904		11,960,325
Deposit with brokers for futures contracts	—		40,048
Receivables:
Interest and dividends	1,820,149		4,311,168
Investments sold	1,000,000		5,579,118
Prepaid expenses	1,114		3,663
Total Assets	277,547,336		927,622,026
LIABILITIES:
Payables:
Collateral received on loaned securities	743,910		2,091,427
Investments purchased	4,399,521		30,869,952
Accrued expenses and other payables:
Investment advisory fees	55,287		206,281
Administration fees	4,852		14,542
Custodian fees	3,262		6,950
Compliance fees	150		479
Trustees' fees	53		150
Other accrued expenses	44,396		99,125
Total Liabilities	5,251,431		33,288,906
NET ASSETS:
Capital	268,243,527		867,906,822
Total accumulated earnings/(loss)	4,052,378		26,426,298
Net Assets	$272,295,905		$894,333,120
Shares Outstanding (unlimited shares authorized, no par value):	5,250,000		16,650,000
Net asset value:	$51.87		$53.71

(a)  Includes $729,196 of securities on loan.

(b)  Includes $2,143,893 of securities on loan.

See notes to financial statements.

45

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2021
	VictoryShares USAA Core Short-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF
Investment Income:
Interest	$4,333,730	$15,111,510
Securities lending (net of fees)	7,311	2,477
Total Income	4,341,041	15,113,987
Expenses:
Investment advisory fees	552,324	1,898,886
Administration fees	127,501	365,650
Sub-Administration fees	20,057	22,252
Custodian fees	14,462	34,148
Servicing fees	17,031	18,736
Trustees' fees	14,695	41,601
Compliance fees	1,682	4,946
Legal and audit fees	26,193	80,507
Other expenses	55,981	106,709
Total Expenses	829,926	2,573,435
Expenses waived/reimbursed by Adviser	(76,367)	(219,145)
Net Expenses	753,559	2,354,290
Net Investment Income (Loss)	3,587,482	12,759,697
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	1,090,676	3,145,663
Net change in unrealized appreciation/depreciation on investment securities	1,492,704	(2,477,903)
Net realized/unrealized gains (losses) on investments	2,583,380	667,760
Change in net assets resulting from operations	$6,170,862	$13,427,457

See notes to financial statements.

46

Victory Portfolios II	Statements of Changes in Net Asstes
	VictoryShares USAA Core Short-Term Bond ETF			VictoryShares USAA Core Intermediate-Term Bond ETF
	Year Ended June 30, 2021	Ten Months Ended June 30, 2020	Year Ended August 31, 2019	Year Ended June 30, 2021	Ten Months Ended June 30, 2020	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$3,587,482	$2,048,244	$1,951,595	$12,759,697	$9,078,403	$6,981,287
Net realized gains (losses) from investments	1,090,676	931,853	10,689	3,145,663	1,312,722	(87,470)
Net change in unrealized appreciation/ depreciation on investments	1,492,704	143,422	1,644,842	(2,477,903)	8,268,340	19,861,921
Change in net assets resulting from operations	6,170,862	3,123,519	3,607,126	13,427,457	18,659,465	26,755,738
Change in net assets resulting from distributions to shareholders	(4,553,556)	(1,884,117)	(1,927,032)	(14,839,541)	(8,484,958)	(6,792,738)
Change in net assets resulting from capital transactions	165,678,281	20,187,621	20,020,825	444,955,757	125,758,776	144,189,678
Change in net assets	167,295,587	21,427,023	21,700,919	443,543,673	135,933,283	164,152,678
Net Assets:
Beginning of period	105,000,318	83,573,295	61,872,376	450,789,447	314,856,164	150,703,486
End of period	$272,295,905	$105,000,318	$83,573,295	$894,333,120	$450,789,447	$314,856,164
Capital Transactions:
Proceeds from shares issued	$181,229,714	$20,187,621	$20,020,825	$458,507,492	$133,241,270	$144,189,678
Cost of shares redeemed	(15,551,433)	—	—	(13,551,735)	(7,482,494)	—
Change in net assets resulting from capital transactions	$165,678,281	$20,187,621	$20,020,825	$444,955,757	$125,758,776	$144,189,678
Share Transactions:
Issued	3,500,000	400,000	400,000	8,500,000	2,550,000	2,900,000
Redeemed	(300,000)	—	—	(250,000)	(150,000)	—
Change in Shares	3,200,000	400,000	400,000	8,250,000	2,400,000	2,900,000

See notes to financial statements.

47

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares USAA Core Short-Term Bond ETF
Year Ended June 30, 2021	$51.22	0.84	0.93	1.77	(0.90)	(0.22)
Ten Months Ended June 30, 2020(f)	$50.65	1.10	0.48	1.58	(1.01)	—
Year Ended August 31, 2019	$49.50	1.37	1.13	2.50	(1.35)	—
October 24, 2017(h) through August 31, 2018	$50.00	0.93	(0.59)	0.34	(0.84)	—
VictoryShares USAA Core Intermediate-Term Bond ETF
Year Ended June 30, 2021	$53.67	1.08	0.27	1.35	(1.11)	(0.20)
Ten Months Ended June 30, 2020(f)	$52.48	1.21	1.12	2.33	(1.14)	—
Year Ended August 31, 2019	$48.61	1.62	3.81	5.43	(1.56)	—
October 24, 2017(h) through August 31, 2018	$49.93	1.29	(1.46)	(0.17)	(1.15)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See note 4 in the Notes to Financial Statements)

(f)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.

(g)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

(h)  Commencement of operations.

(i)  Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.

(j)  Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

48

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA Core Short-Term Bond ETF
Year Ended June 30, 2021	(1.12)	$51.87	3.48%	0.34	%(e)	1.62%	0.37%	$272,296	80%
Ten Months Ended June 30, 2020(f)	(1.01)	$51.22	3.17%	0.35%		2.62%	0.44%	$105,000	72	%(g)
Year Ended August 31, 2019	(1.35)	$50.65	5.11%	0.35%		2.75%	0.40%	$83,573	30%
October 24, 2017(h) through August 31, 2018	(0.84)	$49.50	0.70%	0.35%		2.21%	0.40%	$61,872	22%
VictoryShares USAA Core Intermediate-Term Bond ETF
Year Ended June 30, 2021	(1.31)	$53.71	2.55%	0.37	%(e)	2.01%	0.41%	$894,333	16%
Ten Months Ended June 30, 2020(f)	(1.14)	$53.67	4.52%	0.38	%(i)	2.80%	0.42%	$450,789	13%
Year Ended August 31, 2019	(1.56)	$52.48	11.37%	0.39%		3.27%	0.44%	$314,856	3	%(j)
October 24, 2017(h) through August 31, 2018	(1.15)	$48.61	(0.33)%	0.40%		3.10%	0.45%	$150,703	10%

See notes to financial statements.

49

Victory Portfolios II	Notes to Financial Statements June 30, 2021

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 24 funds, 22 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares USAA Core Short-Term Bond ETF	USAA Core Short-Term Bond ETF
VictoryShares USAA Core Intermediate-Term Bond ETF	USAA Core Intermediate-Term Bond ETF

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares, (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Capital.

50

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA Core Short-Term Bond ETF	$100	2.00%
USAA Core Intermediate-Term Bond ETF	100	2.00%

*  As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Investments in open-end investment companies are valued at NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

51

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
USAA Core Short-Term Bond ETF
Asset-Backed Securities	$—	$34,013,108	$—	$34,013,108
Collateralized Mortgage Obligations	—	3,837,313	—	3,837,313
Senior Secured Loans	—	1,785,162	—	1,785,162
Corporate Bonds	—	127,002,235	—	127,002,235
Yankee Dollars	—	30,723,674	—	30,723,674
Municipal Bonds	—	54,807,013	—	54,807,013
Commercial Papers	—	17,898,754	—	17,898,754
Collateral for Securities Loaned	743,910	—	—	743,910
Total	$743,910	$270,067,259	$—	$270,811,169
USAA Core Intermediate-Term Bond ETF
Asset-Backed Securities	$—	$73,337,319	$—	$73,337,319
Collateralized Mortgage Obligations	—	22,222,017	—	22,222,017
Corporate Bonds	—	276,017,926	—	276,017,926
Yankee Dollars	—	79,139,448	—	79,139,448
Municipal Bonds	—	37,796,628	—	37,796,628
U.S. Government Agency Mortgages	—	37,661,199	—	37,661,199
U.S. Treasury Obligations	—	334,983,646	—	334,983,646
Commercial Papers	—	42,478,094	—	42,478,094
Collateral for Securities Loaned	2,091,427	—	—	2,091,427
Total	$2,091,427	$903,636,277	$—	$905,727,704

For the year ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

As of June 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payables for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current

52

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage- backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Below-Investment-Grade Securities:

Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Collateralized Loan Obligations ("CLOs"):

CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Bank Loans:

Floating rate loans in which a Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on

53

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as a component of Interest income on the Statements of Operations.

The Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers, and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value	Value of Cash	Value of Non-cash Collateral Received by Maturity
	of Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
USAA Core Short-Term Bond ETF	$729,196	$729,196	$—	$—	$—	$—
USAA Core Intermediate-Term Bond ETF	2,143,893	2,091,427	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

54

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the year ended June 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
USAA Core Short-Term Bond ETF	$525,625	$500,000	$—

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2021, were as follows:

	Excluding U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
USAA Core Short-Term Bond ETF	$284,694,573	$137,696,759	$—	$471,395
USAA Core Intermediate-Term Bond ETF	267,226,418	59,937,280	262,587,543	37,989,256

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

55

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
USAA Core Short-Term Bond ETF	0.25%
USAA Core Intermediate-Term Bond ETF	0.30%

Amounts incurred and paid to VCM for the year ended June 30, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"). Tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets up to $15 billion		Net Assets $15 billion - $30 billion		Net Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

Citibank serves as the Funds' Transfer Agent. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for

56

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

such Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) are as follows:

In Effect Until October 31, 2021
USAA Core Short-Term Bond ETF	0.35%
USAA Core Intermediate-Term Bond ETF	0.40%

Under the terms of the expense limitation agreement, amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

	Expires 2023	Total
USAA Core Short-Term Bond ETF	$39,059	$39,059

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. The Adviser voluntarily waived the following administration fees during the year ended June 30, 2021.

USAA Core Short-Term Bond ETF	$76,367
USAA Core Intermediate-Term Bond ETF	219,145

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Debt Securities or Bond Risk — The Funds are subject to the risk that the market value of the bonds in the Funds' portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond's sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds' portfolios also are subject to credit risk, which is the possibility that an issuer of a fixedincome security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor's return.

57

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Funds' values could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer's continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.

Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities ("MBS" or "ABS," respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Funds may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participate in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit during the year ended June 30, 2021.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
USAA Core Short-Term Bond ETF	Monthly	Monthly
USAA Core Intermediate-Term Bond ETF	Monthly	Monthly

58

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

As of June 30, 2021, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:

	Total Accumulated Earnings/(Loss)	Capital
USAA Core Short-Term Bond ETF	$1	$(1)

The tax character of distributions paid during the tax years ended as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2021
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
USAA Core Short-Term Bond ETF	$4,110,866	$442,690	$4,553,556	$4,553,556
USAA Core Intermediate-Term Bond ETF	13,763,785	1,075,756	14,839,541	14,839,541
	Period Ended June 30, 2020
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
USAA Core Short-Term Bond ETF	$1,884,117	$—	$1,884,117	$1,884,117
USAA Core Intermediate-Term Bond ETF	8,484,958	—	8,484,958	8,484,958
	Year Ended August 31, 2019
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
USAA Core Short-Term Bond ETF	$1,927,032	$—	$1,927,032	$1,927,032
USAA Core Intermediate-Term Bond ETF	6,792,738	—	6,792,738	6,792,738

As of June 30, 2021, the components of accumulated earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
USAA Core Short-Term Bond ETF	$800,761	$438,298	$1,239,059	$2,813,319	$4,052,378
USAA Core Intermediate-Term Bond ETF	1,699,804	1,450,903	3,150,707	23,275,591	26,426,298

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended June 30, 2021, the fund had no capital loss carryforwards, for the federal income tax purposes.

59

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

As of June 30, 2021, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Net Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
USAA Core Short-Term Bond ETF	$267,997,850	$3,025,229	$(211,910)	$2,813,319
USAA Core Intermediate-Term Bond ETF	882,452,488	28,393,229	(5,117,638)	23,275,591

60

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Victory Portfolios ll

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of VictoryShares USAA Core Short-Term Bond ETF and VictoryShares USAA Core Intermediate-Term Bond ETF (the "Funds"), each a series of Victory Portfolios ll, as of June 30, 2021, and the related statements of operations for the year ended, and the statements of changes in net assets, the related notes, and financial highlights for the year ended June 30, 2021, for the ten months ended June 30, 2020 and for the year ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of their operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended June 30, 2021, for the ten months ended June 30, 2020 and for the year ended August 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the period ended August 31,2018, were audited by other auditors whose report dated October 25, 2018, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2021

61

Victory Portfolios II	Supplemental Information June 30, 2021

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 24 portfolios in the Trust, eight portfolios in Victory Variable Insurance Funds, and 41 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. David C. Brown is a Trustee of USAA Mutual Funds and oversees 46 portfolios of the USAA Mutual Funds Trust. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, Born October 1951	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, Born April 1947	Trustee	May 2015	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012).
E. Lee Beard,* Born August 1951	Trustee	May 2015	Retired (since 2015)	None.
Dennis M. Bushe, Born January 1944	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

62

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, Born April 1953	Vice Chair and Trustee	May 2015	Partner, McCarvill Capital Partners (September 2016- September 2017).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer,* Born April 1957	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, Born May 1961	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, Born December 1944	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown,** Born May 1972	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	Trustee, USAA Mutual Funds Trust.

*  The Board has designated Ms. Beard and Mr. Meyer as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

63

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Officers:

The officers of the Trust, their date of birth, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser.
Erin G. Wagner, Born February 1974	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Colin Kinney, Born October 1973	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since April 2020); Partner, Shearman & Sterling LLP (January 2018-April 2020); Partner, Morrison & Foerster LLP (2011-January 2018).

64

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
USAA Core Short-Term Bond ETF	$1,000.00	$1,008.60	$1,023.11	$1.69	$1.71	0.34%
USAA Core Intermediate- Term Bond ETF	1,000.00	992.50	1,022.91	1.88	1.91	0.38%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

65

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2021, the following Funds designated short-term capital gain distributions:

Amount
USAA Core Short-Term Bond ETF	$635,054
USAA Core Intermediate-Term Bond ETF	929,701

For the year ended June 30, 2021, the following Funds designated long-term capital gain distributions:

Amount
USAA Core Short-Term Bond ETF	$442,690
USAA Core Intermediate-Term Bond ETF	1,075,756

66

Victory Portfolios II	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors' interest in the Funds. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expect to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

67

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VS-BOND-ETF-AR (6/21)

June 30, 2021

Annual Report

VictoryShares USAA MSCI USA Value Momentum ETF

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

VictoryShares USAA MSCI International Value Momentum ETF

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Shareholder Letter (Unaudited)	3
Managers' Commentary / Investment Overview (Unaudited)	5
Investment Objective and Portfolio Holdings (Unaudited)	13
Schedules of Portfolio Investments
VictoryShares USAA MSCI USA Value Momentum ETF	17
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	23
VictoryShares USAA MSCI International Value Momentum ETF	36
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	49
Financial Statements
Statements of Assets and Liabilities	60
Statements of Operations	62
Statements of Changes in Net Assets	64
Financial Highlights	68
Notes to Financial Statements	72
Report of Independent Registered Public Accounting Firm	86
Supplemental Information (Unaudited)	87
Trustee and Officer Information	87
Proxy Voting and Portfolio Holdings Information	90
Expense Examples	90
Additional Federal Income Tax Information	91
Liquidity Risk Management Program	92
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Funds Letter to Shareholders
(Unaudited)

Dear Shareholder,

Never a dull moment. A year ago, we were still coming to grips with a global pandemic, hoping for an effective vaccine, and wondering whether the U.S. Federal Reserve's (the "Fed") aggressive actions would continue to mollify financial markets. As it turns out, a vaccine was rolled out (domestically) faster than expectations, and a recovery that began during the second quarter of 2020 continued unabated.

Fast forward to today and investors are suddenly more concerned about labor shortages, rising commodity prices, and whether inflation will prove to be transitory or more lasting. If anything, this merely exemplifies that markets are unpredictable and the environment can and will change rapidly.

Reflecting on the past year, we must consider ourselves fortunate despite the myriad challenges. For starters, it was impressive how quickly the various forms of monetary and fiscal stimulus contributed to a rebound in GDP. Of course, it wasn't a straight line upward and there were bouts of elevated volatility in both bond and stock markets. Late in 2020, for example, financial markets were alternately fueled and roiled by a contentious election season, growing optimism for an effective vaccine, and a fluid debate regarding the need for even more stimulus. Ultimately, stocks were propelled higher in the fourth quarter of 2020 as it became clear Congress would provide another dose of stimulus in the form of direct payments, more unemployment insurance, and additional aid to businesses.

As we moved into 2021, stocks continued their upward trajectory. Meanwhile, the yield on the 10-Year U.S. Treasury continued rallying sharply as many investors began to shift their focus. Deflation was out; inflation was in. Indeed, the potential for a new era of inflation and higher interest rates seems to be the new worry du jour.

Through all the volatility and surprises, the S&P 500® Index registered an impressive annual return of 40.79% for the 12-month period ended June 30, 2021. In fact, this broad market index ended the reporting period at an all-time high. Over this same period, the yield on the 10-Year U.S. Treasury jumped 79 basis points (a basis point is 1/100th of a percentage point), reflecting a very low starting rate, substantial fiscal stimulus, and the Fed's ongoing accommodative monetary policy. At the end of the reporting period, the yield on the 10-Year U.S. Treasury was 1.45%.

No doubt, the past year is not one we will forget any time soon. There were many hardships, but we should not overlook the positives and remember our collective spirit and perseverance. Markets endured and even surprised to the upside, but perhaps the key takeaway is that investors need to remain calm in the face of adversity and focused on longer-term investment goals. That's usually the best approach no matter what the markets throw at us.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

3

From all of us here at Victory Capital, thank you for placing your confidence in us and for letting us help you work toward your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

4

VictoryShares

VictoryShares USAA MSCI USA Value Momentum ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the year ended June 30, 2021?

The global financial markets produced healthy returns during the second half of 2020, wrapping up a positive year for the major asset classes. Investors' appetite for risk improved considerably in early November, when the approval of vaccines for COVID-19 raised expectations that the world economy could gradually return to normal in 2021. The conclusion of the U.S. elections, which removed a source of uncertainty that had depressed performance in September and October, was an additional tailwind. The markets were also aided by continued indications that the U.S. Federal Reserve (the "Fed") and other central banks would maintain their highly accommodative policies indefinitely. Not least, an agreement on a new round of U.S. fiscal stimulus further cheered investors in late December. Together, these developments outweighed negative headlines surrounding renewed lockdowns and the persistence of the novel coronavirus.

The first quarter of 2021 proved to be a continuation of the strong equity markets investors experienced over the second half of 2020. Gains from global equity markets were fueled by optimism surrounding the successful rollout of the COVID-19 vaccines coupled with further monetary and fiscal stimulus proposals. Faster-than-expected economic growth produced a meaningful increase in real interest rates, which led to negative returns across most major fixed-income asset classes. The 10-year U.S. Treasury bond yield finished at its highest level of the reporting period climbing from under 1% to 1.74%.

In the second quarter of 2021, equity markets have been consolidating and interest rates have been leveling off after large upswings. With strong first quarter of 2021 Gross Domestic Product and corporate earnings growth in the rearview mirror, investors seem to be contemplating their next move. Equity markets rotated from value to growth leadership as U.S. Treasury bond yields retreated from the highs of March. Inflation data has been increasing as the economy reopens more quickly than expected. The Fed maintains that inflationary pressure is transitory but could become more persistent. The inflationary environment will be a key metric moving into the second half of the year.

How did VictoryShares USAA MSCI USA Value Momentum ETF (the "Fund") perform during the year ended June 30, 2021?

The Fund returned 47.02%, narrowly underperforming its benchmark, MSCI USA Select Value Momentum Blend Index (the "Index"), which returned 47.46% for the period. The difference in performance of the Fund and the Index was primarily due to the Fund's fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

In tracking the Index and its rules-based methodology, the Fund, which provides exposure to U.S. large- and mid-cap stocks with value and momentum characteristics, was positively impacted by double-digit returns across all sectors. The top contributing sectors were Information Technology, Financials, and Industrials, which collectively made up over a third of the portfolio. The lowest contributing sector was Energy due to its low representation in the Fund and the Index. None of the sectors had negative contributions over the evaluation period.

5

VictoryShares

VictoryShares USAA MSCI USA Value Momentum ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	Market Price Value	MSCI USA Select Value Momentum Blend Index[1]	MSCI USA Index[2]
One Year	47.02%	46.80%	47.46%	42.51%
Since Inception	9.33%	9.21%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA MSCI USA Value Momentum ETF — Growth of $10,000

1The MSCI USA Select Value Momentum Blend Index is based on MSCI USA Index, its parent index, which includes large- and mid-cap stocks in the U.S. equity market. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap-weighted indexes. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI USA Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

6

VictoryShares

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the year ended June 30, 2021?

The global financial markets produced healthy returns during the second half of 2020, wrapping up a positive year for the major asset classes. Investors' appetite for risk improved considerably in early November, when the approval of vaccines for COVID-19 raised expectations that the world economy could gradually return to normal in 2021. The conclusion of the U.S. elections, which removed a source of uncertainty that had depressed performance in September and October, was an additional tailwind. The markets were also aided by continued indications that the U.S. Federal Reserve (the "Fed") and other central banks would maintain their highly accommodative policies indefinitely. Not least, an agreement on a new round of U.S. fiscal stimulus further cheered investors in late December. Together, these developments outweighed negative headlines surrounding renewed lockdowns and the persistence of the novel coronavirus.

The first quarter of 2021 proved to be a continuation of the strong equity markets investors experienced over the second half of 2020. Gains from global equity markets were fueled by optimism surrounding the successful rollout of the COVID-19 vaccines coupled with further monetary and fiscal stimulus proposals. Faster-than-expected economic growth produced a meaningful increase in real interest rates, which led to negative returns across most major fixed-income asset classes. The 10-year U.S. Treasury bond yield finished at its highest level of the reporting period climbing from under 1% to 1.74%.

In the second quarter of 2021, equity markets have been consolidating and interest rates have been leveling off after large upswings. With strong first quarter of 2021 Gross Domestic Product and corporate earnings growth in the rearview mirror, investors seem to be contemplating their next move. Equity markets rotated from value to growth leadership as U.S. Treasury bond yields retreated from the highs of March. Inflation data has been increasing as the economy reopens more quickly than expected. The Fed maintains that inflationary pressure is transitory but could become more persistent. The inflationary environment will be a key metric moving into the second half of the year.

How did VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (the "Fund") perform during the year ended June 30, 2021?

The Fund returned 60.47%, narrowly underperforming its benchmark, MSCI USA Select Value Momentum Blend Index (the "Index"), which returned 60.87% for the period. The difference in performance of the Fund and the Index was primarily due to the Fund's fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

In tracking the Index and its rules-based methodology, the Fund, which provides exposure to U.S. small-cap stocks with value and momentum characteristics, was positively impacted by double-digit returns across all sectors. The top contributing sectors were Health Care, Industrials, and Information Technology, which collectively made up approximately half of the portfolio. The lowest contributing sector was Utilities due to its low representation in the Fund and the Index. None of the sectors had negative contributions over the evaluation period.

7

VictoryShares

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	Market Price Value	MSCI USA Small Cap Select Value Momentum Blend Index[1]	MSCI USA Small Cap Index[2]
One Year	60.47%	59.90%	60.87%	61.58%
Since Inception	11.97%	11.84%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF — Growth of $10,000

1The MSCI USA Small Cap Select Value Momentum Blend Index is based on a traditional market cap-weighted parent index, the MSCI USA Small Cap Index, which includes U.S. small-cap stocks. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap-weighted indexes. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI USA Small Cap Index is designed to measure the performance of the small-cap segment of the U.S. equity market. With 1,872 constituents, the index represents approximately 14% of the free float-adjusted market capitalization in the United States. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

8

VictoryShares

VictoryShares USAA MSCI International Value Momentum ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the year ended June 30, 2021?

The global financial markets produced healthy returns during the second half of 2020, wrapping up a positive year for the major asset classes. Investors' appetite for risk improved considerably in early November, when the approval of vaccines for COVID-19 raised expectations that the world economy could gradually return to normal in 2021. The conclusion of the U.S. elections, which removed a source of uncertainty that had depressed performance in September and October, was an additional tailwind. The markets were also aided by continued indications that the U.S. Federal Reserve (the "Fed") and other central banks would maintain their highly accommodative policies indefinitely. Not least, an agreement on a new round of U.S. fiscal stimulus further cheered investors in late December. Together, these developments outweighed negative headlines surrounding renewed lockdowns and the persistence of the novel coronavirus.

The first quarter of 2021 proved to be a continuation of the strong equity markets investors experienced over the second half of 2020. Gains from global equity markets were fueled by optimism surrounding the successful rollout of the COVID-19 vaccines coupled with further monetary and fiscal stimulus proposals. Faster-than-expected economic growth produced a meaningful increase in real interest rates, which led to negative returns across most major fixed-income asset classes. The 10-year U.S. Treasury bond yield finished at its highest level of the reporting period climbing from under 1% to 1.74%.

In the second quarter of 2021, equity markets have been consolidating and interest rates have been leveling off after large upswings. With strong first quarter of 2021 Gross Domestic Product and corporate earnings growth in the rearview mirror, investors seem to be contemplating their next move. Equity markets rotated from value to growth leadership as U.S. Treasury bond yields retreated from the highs of March. Inflation data has been increasing as the economy reopens more quickly than expected. The Fed maintains that inflationary pressure is transitory but could become more persistent. The inflationary environment will be a key metric moving into the second half of the year.

How did VictoryShares USAA MSCI International Value Momentum ETF (the "Fund") perform during the year ended June 30, 2021?

The Fund returned 32.66%, underperforming its benchmark, MSCI World ex USA Select Value Momentum Blend Index (the "Index"), which returned 33.28% for the period. The difference in performance of the Fund and the Index was primarily due to the Fund's fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

In tracking the Index and its rules-based methodology, the Fund, which provides exposure to equities in non-U.S. markets with value and momentum characteristics, was positively impacted by double-digit returns across most countries. The Fund's top contributing countries were Japan, the United Kingdom, and France, which collectively made up over a third of the portfolio. The lowest contributing country was New Zealand, which experienced a small negative return over the evaluation period.

9

VictoryShares

VictoryShares USAA MSCI International Value Momentum ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	Market Price Value	MSCI World ex USA Select Value Momentum Blend Index[1]	MSCI World ex USA Index (Net)[2]
One Year	32.66%	32.55%	33.28%	33.60%
Since Inception	2.43%	2.37%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA MSCI International Value Momentum ETF — Growth of $10,000

1The MSCI World ex USA Select Value Momentum Blend Index is based on the MSCI World ex USA (Net) Index, its parent index, which includes large? and mid-cap stocks across 22 of 23 Developed Markets (DM) countries, excluding the United States. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap?weighted indexes. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI World ex USA Index (Net) captures large? and mid?cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 936 constituents, the index covers approximately 85% of the free float?adjusted market capitalization in each country. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

10

VictoryShares

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the year ended June 30, 2021?

The global financial markets produced healthy returns during the second half of 2020, wrapping up a positive year for the major asset classes. Investors' appetite for risk improved considerably in early November, when the approval of vaccines for COVID-19 raised expectations that the world economy could gradually return to normal in 2021. The conclusion of the U.S. elections, which removed a source of uncertainty that had depressed performance in September and October, was an additional tailwind. The markets were also aided by continued indications that the U.S. Federal Reserve (the "Fed") and other central banks would maintain their highly accommodative policies indefinitely. Not least, an agreement on a new round of U.S. fiscal stimulus further cheered investors in late December. Together, these developments outweighed negative headlines surrounding renewed lockdowns and the persistence of the novel coronavirus.

The first quarter of 2021 proved to be a continuation of the strong equity markets investors experienced over the second half of 2020. Gains from global equity markets were fueled by optimism surrounding the successful rollout of the COVID-19 vaccines coupled with further monetary and fiscal stimulus proposals. Faster-than-expected economic growth produced a meaningful increase in real interest rates, which led to negative returns across most major fixed income asset classes. The 10-year U.S. Treasury bond yield finished at its highest level of the reporting period climbing from under 1% to 1.74%.

In the second quarter of 2021, equity markets have been consolidating and interest rates leveling off after large upswings. With strong first quarter of 2021 Gross Domestic Product and corporate earnings growth in the rearview mirror, investors seem to be contemplating their next move. Equity markets rotated from value to growth leadership as U.S. Treasury bond yields retreated from the highs of March. Inflation data has been increasing as the economy reopens more quickly than expected. The Fed maintains that inflationary pressure is transitory but could become more persistent. The inflationary environment will be a key metric moving into the second half of the year.

How did VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (the "Fund") perform during the year ended June 30, 2021?

The Fund returned 41.48%, underperforming its benchmark, MSCI Emerging Markets Select Value Momentum Blend Index (the "Index"), which returned 41.98% for the period. The difference in performance of the Fund and the Index was primarily due to the Fund's fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

In tracking the Index and its rules-based methodology, the Fund, which provides exposure to equities in emerging markets with value and momentum characteristics, was positively impacted by strong returns in several Asian countries. The Fund's top contributing countries were South Korea, China, and Taiwan, which collectively made up over half of the portfolio. The lowest contributing country was Malaysia, which has a small representation in both the Fund and the Index.

11

VictoryShares

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2021

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	Market Price Value	MSCI Emerging Markets Select Value Momentum Blend Index[1]	MSCI Emerging Markets Index (Net)[2]
One Year	41.48%	40.02%	41.98%	40.90%
Since Inception	3.56%	3.29%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principa value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF — Growth of $10,000

1The MSCI Emerging Markets Select Value Momentum Blend Index is based on the MSCI Emerging Markets Index (Net), its parent index, which includes large? and mid?cap stocks across 24 Emerging Markets (EM) countries. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap?weighted indexes. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI Emerging Markets Index (Net) captures large? and mid?cap representation across 27 Emerging Markets (EM) countries. With 1,412 constituents, the index covers approximately 85% of the free float?adjusted market capitalization in each country. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

12

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Select Value Momentum Blend Index.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Public Storage	1.1%
The J.M. Smucker Co.	1.1%
Bristol-Myers Squibb Co.	1.0%
Nucor Corp.	0.9%
Moderna, Inc.	0.9%
Target Corp.	0.9%
The Kroger Co.	0.9%
Cloudflare, Inc. Class A	0.9%
Kansas City Southern	0.8%
Johnson Controls International PLC	0.8%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

13

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Small Cap Select Value Momentum Blend Index.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

National Fuel Gas Co.	0.5%
J2 Global, Inc.	0.5%
American National Group, Inc.	0.4%
Weis Markets, Inc.	0.4%
Sunnova Energy International, Inc.	0.4%
Sykes Enterprises, Inc.	0.4%
Reliance Steel & Aluminum Co.	0.4%
Equity Commonwealth	0.4%
Prestige Consumer Healthcare, Inc.	0.4%
Kulicke & Soffa Industries, Inc.	0.4%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

14

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks investment results that closely correspond, before fees and expenses, to the performance of the MSCI World ex USA Select Value Momentum Blend Index.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Wm Morrison Supermarkets PLC	1.3%
Sofina SA	0.9%
CK Asset Holdings Ltd.	0.9%
Koninklijke Ahold Delhaize NV	0.9%
Deutsche Post AG, Registered Shares	0.8%
Kesko Oyj, Class B	0.8%
Jardine Matheson Holdings Ltd.	0.8%
Sun Hung Kai Properties Ltd.	0.8%
EQT AB	0.8%
CK Hutchison Holdings Ltd.	0.8%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

15

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks investment results that closely correspond, before fees and expenses, to the performance of the MSCI Emerging Markets Select Value Momentum Blend Index.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

Evergreen Marine Corp. Taiwan Ltd.	2.0%
Compal Electronics, Inc.	1.0%
TCS Group Holding PLC	1.0%
Yuanta Financial Holding Co. Ltd.	1.0%
Bank of Communications Co. Ltd., Class H	0.9%
KT&G Corp.	0.9%
Wan Hai Lines Ltd.	0.9%
Bank of China Ltd., Class H	0.9%
Asustek Computer, Inc.	0.9%
SK Telecom Co. Ltd.	0.8%

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

16

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (5.2%):
AT&T, Inc.	67,066	$1,930,159
Discovery, Inc., Class A (a) (b)	57,857	1,775,053
DISH Network Corp., Class A (a)	25,411	1,062,180
IAC/InterActiveCorp. (a)	9,305	1,434,552
Liberty Global PLC, Class C (a)	110,895	2,998,601
Lumen Technologies, Inc.	203,029	2,759,164
News Corp., Class A	115,235	2,969,606
Omnicom Group, Inc.	20,553	1,644,034
Pinterest, Inc., Class A (a)	14,074	1,111,142
The Interpublic Group of Cos., Inc.	41,743	1,356,230
T-Mobile U.S., Inc. (a)	14,634	2,119,442
ViacomCBS, Inc., Class B	42,978	1,942,606
		23,102,769
Consumer Discretionary (8.3%):
Best Buy Co., Inc.	10,325	1,187,169
BorgWarner, Inc.	52,454	2,546,117
Caesars Entertainment, Inc. (a)	6,900	715,875
Chewy, Inc., Class A (a) (b)	9,786	780,042
D.R. Horton, Inc.	29,472	2,663,385
eBay, Inc.	23,718	1,665,241
Ford Motor Co. (a)	196,040	2,913,154
General Motors Co. (a)	40,987	2,425,201
L Brands, Inc.	11,195	806,712
Lear Corp.	13,580	2,380,302
Lennar Corp., Class A	24,047	2,389,070
LKQ Corp. (a)	26,901	1,324,067
Mohawk Industries, Inc. (a)	9,011	1,731,824
Newell Brands, Inc.	85,396	2,345,828
Peloton Interactive, Inc., Class A (a)	7,696	954,458
PulteGroup, Inc.	38,960	2,126,047
Target Corp. (c)	15,910	3,846,083
Tesla, Inc. (a)	2,226	1,513,012
Whirlpool Corp.	11,041	2,407,159
		36,720,746
Consumer Staples (6.9%):
Archer-Daniels-Midland Co.	31,101	1,884,721
Bunge Ltd.	40,981	3,202,665
Conagra Brands, Inc.	41,796	1,520,539
Keurig Dr Pepper, Inc.	64,042	2,256,840
Molson Coors Beverage Co., Class B (a) (b)	58,035	3,115,899
The J.M. Smucker Co. (b)	36,430	4,720,235
The Kraft Heinz Co.	78,377	3,196,214
The Kroger Co.	100,082	3,834,141
Tyson Foods, Inc., Class A	47,688	3,517,467
Walgreens Boots Alliance, Inc.	57,590	3,029,810
		30,278,531
See notes to financial statements.

17

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Energy (2.2%):
Baker Hughes Co.	44,557	$1,019,018
Devon Energy Corp.	67,789	1,978,761
EOG Resources, Inc.	12,852	1,072,371
Exxon Mobil Corp.	25,910	1,634,403
Pioneer Natural Resources Co.	15,260	2,480,055
The Williams Cos., Inc.	58,731	1,559,308
		9,743,916
Financials (12.9%):
AGNC Investment Corp.	151,348	2,556,268
Ally Financial, Inc.	39,598	1,973,564
American Financial Group, Inc.	9,861	1,229,864
American International Group, Inc.	45,505	2,166,038
Ameriprise Financial, Inc.	5,186	1,290,692
Annaly Capital Management, Inc.	131,287	1,165,829
Athene Holding Ltd., Class A (a)	31,803	2,146,703
Bank of America Corp.	34,450	1,420,373
Capital One Financial Corp.	14,760	2,283,224
Citigroup, Inc.	34,461	2,438,116
Citizens Financial Group, Inc.	49,708	2,280,106
Equitable Holdings, Inc.	89,674	2,730,573
Fifth Third Bancorp	30,138	1,152,176
Franklin Resources, Inc. (b)	94,878	3,035,147
Huntington Bancshares, Inc.	73,982	1,055,723
Invesco Ltd.	88,344	2,361,435
KKR & Co., Inc.	26,261	1,555,702
Lincoln National Corp.	24,637	1,548,189
Loews Corp.	28,960	1,582,664
MetLife, Inc.	41,524	2,485,211
Morgan Stanley	34,358	3,150,285
Prudential Financial, Inc.	25,719	2,635,426
Raymond James Financial, Inc.	11,666	1,515,413
Regions Financial Corp.	101,945	2,057,250
SVB Financial Group (a)	3,944	2,194,560
Synchrony Financial	24,228	1,175,543
The Charles Schwab Corp.	21,265	1,548,305
The Goldman Sachs Group, Inc.	8,408	3,191,088
Wells Fargo & Co.	28,263	1,280,031
		57,205,498
Health Care (16.3%):
10X Genomics, Inc., Class A (a)	17,734	3,472,672
AbbVie, Inc.	31,123	3,505,695
Alexion Pharmaceuticals, Inc. (a)	15,513	2,849,893
AmerisourceBergen Corp.	15,884	1,818,559
Biogen, Inc. (a)	3,586	1,241,724
Bio-Rad Laboratories, Inc., Class A (a)	2,488	1,602,994
Bio-Techne Corp.	4,254	1,915,406
Bristol-Myers Squibb Co.	64,007	4,276,948
Cardinal Health, Inc.	26,838	1,532,181

See notes to financial statements.

18

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Centene Corp. (a)	39,370	$2,871,254
Charles River Laboratories International, Inc. (a)	4,598	1,700,892
Cigna Corp.	12,127	2,874,948
CVS Health Corp.	40,434	3,373,813
Danaher Corp.	8,191	2,198,137
DaVita, Inc. (a)	24,498	2,950,294
Gilead Sciences, Inc. (c)	27,475	1,891,929
HCA Healthcare, Inc.	6,140	1,269,384
Horizon Therapeutics PLC (a)	25,383	2,376,864
Jazz Pharmaceuticals PLC (a)	18,092	3,213,863
Laboratory Corp. of America Holdings (a)	10,927	3,014,213
McKesson Corp.	15,916	3,043,776
Moderna, Inc. (a)	17,186	4,038,366
Molina Healthcare, Inc. (a)	9,170	2,320,560
Novavax, Inc. (a) (b)	4,939	1,048,599
Novocure Ltd. (a)	4,670	1,035,899
PerkinElmer, Inc.	11,471	1,771,237
Quest Diagnostics, Inc.	13,161	1,736,857
Thermo Fisher Scientific, Inc.	3,742	1,887,727
Universal Health Services, Inc., Class B	8,636	1,264,570
Viatris, Inc.	152,053	2,172,837
West Pharmaceutical Services, Inc.	5,602	2,011,678
		72,283,769
Industrials (15.1%):
AMERCO, Inc.	5,905	3,480,407
Carrier Global Corp.	71,469	3,473,393
Cummins, Inc.	6,653	1,622,068
Deere & Co.	8,300	2,927,493
Eaton Corp. PLC	23,952	3,549,207
Enphase Energy, Inc. (a)	3,222	591,656
FedEx Corp.	9,497	2,833,240
Fortune Brands Home & Security, Inc.	11,072	1,102,882
Generac Holdings, Inc. (a)	8,430	3,499,715
General Dynamics Corp.	9,233	1,738,205
General Electric Co.	86,318	1,161,840
Ingersoll Rand, Inc. (a) (c)	27,973	1,365,362
Jacobs Engineering Group, Inc.	11,994	1,600,240
Johnson Controls International PLC	54,164	3,717,275
Kansas City Southern	13,210	3,743,318
Knight-Swift Transportation Holdings, Inc.	64,505	2,932,397
Owens Corning, Inc.	24,515	2,400,019
PACCAR, Inc.	17,268	1,541,169
Parker-Hannifin Corp.	4,381	1,345,449
Plug Power, Inc. (a)	27,765	949,285
Raytheon Technologies Corp.	16,319	1,392,174
Robert Half International, Inc.	16,914	1,504,839
Sensata Technologies Holding PLC (a)	21,446	1,243,225
Snap-on, Inc.	13,715	3,064,342
Stanley Black & Decker, Inc.	6,236	1,278,318
Textron, Inc.	40,311	2,772,187

See notes to financial statements.

19

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Trane Technologies PLC	9,798	$1,804,204
United Parcel Service, Inc., Class B	17,800	3,701,866
United Rentals, Inc. (a)	6,632	2,115,674
Westinghouse Air Brake Technologies Corp.	29,068	2,392,296
		66,843,745
Information Technology (16.5%):
Apple, Inc.	11,768	1,611,745
Applied Materials, Inc.	19,537	2,782,069
Arrow Electronics, Inc. (a)	26,846	3,055,880
Broadcom, Inc.	2,886	1,376,160
Cisco Systems, Inc.	39,727	2,105,531
Cloudflare, Inc., Class A (a)	35,957	3,805,689
Corning, Inc.	34,751	1,421,316
Crowdstrike Holdings, Inc., Class A (a)	12,935	3,250,695
Dell Technologies, Inc., Class C (a)	31,506	3,140,203
F5 Networks, Inc. (a)	17,331	3,235,004
Hewlett Packard Enterprise Co.	185,001	2,697,315
HP, Inc.	89,904	2,714,202
Intel Corp.	52,713	2,959,308
Juniper Networks, Inc.	73,591	2,012,714
Lam Research Corp.	1,946	1,266,262
Micron Technology, Inc. (a)	27,180	2,309,756
NetApp, Inc.	37,721	3,086,332
NXP Semiconductors NV	14,115	2,903,738
ON Semiconductor Corp. (a)	29,274	1,120,609
Oracle Corp.	31,380	2,442,619
Palantir Technologies, Inc., Class A (a)	69,899	1,842,538
PayPal Holdings, Inc. (a)	4,803	1,399,978
Qorvo, Inc. (a)	15,807	3,092,640
Seagate Technology Holdings PLC	34,509	3,034,376
Skyworks Solutions, Inc.	9,018	1,729,202
Synopsys, Inc. (a)	5,628	1,552,146
TE Connectivity Ltd.	12,240	1,654,970
Teradyne, Inc.	17,573	2,354,079
Trimble, Inc. (a)	18,253	1,493,643
Western Digital Corp. (a)	26,650	1,896,681
Zebra Technologies Corp. (a)	2,878	1,523,872
Zoom Video Communications, Inc., Class A (a)	2,916	1,128,579
Zscaler, Inc. (a)	5,798	1,252,716
		73,252,567
Materials (5.8%):
Albemarle Corp.	13,822	2,328,454
Corteva, Inc.	62,685	2,780,080
DuPont de Nemours, Inc.	18,387	1,423,338
Eastman Chemical Co.	21,733	2,537,328
Freeport-McMoRan, Inc.	52,518	1,948,943
International Paper Co.	29,558	1,812,201
LyondellBasell Industries NV, Class A	10,438	1,073,757
Nucor Corp.	42,116	4,040,188

See notes to financial statements.

20

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Steel Dynamics, Inc.	53,132	$3,166,667
The Mosaic Co.	59,281	1,891,657
Westrock Co.	47,080	2,505,597
		25,508,210
Real Estate (6.2%):
Camden Property Trust	13,973	1,853,798
CBRE Group, Inc., Class A (a)	32,467	2,783,396
Extra Space Storage, Inc.	12,890	2,111,640
Host Hotels & Resorts, Inc. (a)	77,196	1,319,280
Iron Mountain, Inc. (b)	80,420	3,403,374
Mid-America Apartment Communities, Inc.	20,136	3,391,305
Public Storage	16,490	4,958,378
Regency Centers Corp.	17,872	1,145,059
Simon Property Group, Inc.	13,924	1,816,804
VEREIT, Inc.	25,986	1,193,537
VICI Properties, Inc. (b)	82,267	2,551,922
Weyerhaeuser Co.	31,669	1,090,047
		27,618,540
Utilities (3.9%):
Exelon Corp.	81,580	3,614,810
NRG Energy, Inc.	79,762	3,214,408
PG&E Corp. (a)	116,648	1,186,310
The AES Corp.	107,498	2,802,473
UGI Corp.	79,970	3,703,411
Vistra Corp.	156,393	2,901,090
		17,422,502
Total Common Stocks (Cost $357,469,582)		439,980,793
Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	140,633	140,633
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	3,809,294	3,809,294
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	70,183	70,183
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	559,616	559,616
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	2,516,143	2,516,143
Total Collateral for Securities Loaned (Cost $7,095,869)		7,095,869
Total Investments (Cost $364,565,451) — 100.9%		447,076,662
Liabilities in excess of other assets — (0.9)%		(3,863,298)
NET ASSETS — 100.00%		$443,213,364

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on June 30, 2021.

See notes to financial statements.

21

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	13	9/17/21	$2,741,402	$2,787,590	$46,188
Total unrealized appreciation					$46,188
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$46,188

See notes to financial statements.

22

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.4%)
Biotechnology (7.1%):
Allakos, Inc. (a) (b)	2,267	$193,534
Arcturus Therapeutics Holdings, Inc. (a)	4,448	150,520
Arcus Biosciences, Inc. (a)	9,044	248,348
Arena Pharmaceuticals, Inc. (a)	4,442	302,944
Arrowhead Pharmaceuticals, Inc. (a)	2,823	233,801
Avid Bioservices, Inc. (a)	11,283	289,409
Beam Therapeutics, Inc. (a)	7,100	913,841
CareDx, Inc. (a)	6,690	612,269
Castle Biosciences, Inc. (a)	8,474	621,398
Catalyst Pharmaceuticals, Inc. (a)	110,483	635,277
Celldex Therapeutics, Inc. (a)	17,515	585,702
CRISPR Therapeutics AG (a)	1,694	274,242
Curis, Inc. (a) (b)	14,917	120,380
Denali Therapeutics, Inc. (a)	9,308	730,120
DermTech, Inc. (a) (b)	8,225	341,913
Emergent BioSolutions, Inc. (a)	8,250	519,668
Exelixis, Inc. (a)	30,969	564,255
Fate Therapeutics, Inc. (a)	2,318	201,179
Frequency Therapeutics, Inc. (a)	5,758	57,350
Halozyme Therapeutics, Inc. (a)	19,122	868,330
Humanigen, Inc. (a) (b)	15,391	267,496
IGM Biosciences, Inc. (a)	3,117	259,334
ImmunityBio, Inc. (a)	13,536	193,294
Intellia Therapeutics, Inc. (a)	6,885	1,114,750
Kodiak Sciences, Inc. (a)	2,106	195,858
Ligand Pharmaceuticals, Inc. (a)	4,971	652,146
Morphic Holding, Inc. (a)	6,219	356,908
Myriad Genetics, Inc. (a)	17,107	523,132
Natera, Inc. (a)	6,144	697,528
Ocugen, Inc. (a) (b)	26,105	209,623
OPKO Health, Inc. (a)	103,754	420,204
Organogenesis Holdings, Inc. (a)	17,001	282,557
Repligen Corp. (a)	4,483	894,897
Rubius Therapeutics, Inc. (a)	11,131	271,708
Scholar Rock Holding Corp. (a)	5,833	168,574
Seres Therapeutics, Inc. (a) (b)	9,441	225,168
Sorrento Therapeutics, Inc. (a) (b)	50,470	489,054
SpringWorks Therapeutics, Inc. (a)	3,452	284,479
Stoke Therapeutics, Inc. (a)	5,124	172,474
TG Therapeutics, Inc. (a)	11,657	452,175
Translate Bio, Inc. (a)	17,030	469,006
Turning Point Therapeutics, Inc. (a)	2,352	183,503
Twist Bioscience Corp. (a)	5,052	673,179
United Therapeutics Corp. (a)	6,490	1,164,371
Vanda Pharmaceuticals, Inc. (a)	41,042	882,813
Vaxart, Inc. (a) (b)	34,924	261,581

See notes to financial statements.

23

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Veracyte, Inc. (a)	11,436	$457,211
Vericel Corp. (a)	10,604	556,710
		21,244,213
Communication Services (3.6%):
AMC Networks, Inc., Class A (a)	15,710	1,049,428
Bandwidth, Inc., Class A (a)	2,128	293,494
Cardlytics, Inc. (a)	2,299	291,812
Cars.com, Inc. (a)	18,214	261,007
Consolidated Communications Holdings, Inc. (a)	51,215	450,180
Entercom Communications Corp. (a)	53,966	232,594
Gannett Co., Inc. (a)	43,256	237,475
Globalstar, Inc. (a) (b)	266,010	473,498
Gogo, Inc. (a)	15,114	171,997
Gray Television, Inc.	32,744	766,210
iHeartMedia, Inc., Class A (a)	14,115	380,117
Iridium Communications, Inc. (a)	8,074	322,879
Lions Gate Entertainment Corp., Class A (a)	39,939	826,737
Meredith Corp. (a)	7,026	305,209
MSG Networks, Inc., Class A (a)	26,638	388,382
ORBCOMM, Inc. (a) (b)	20,045	225,306
QuinStreet, Inc. (a)	13,342	247,894
TechTarget, Inc. (a)	9,508	736,775
TEGNA, Inc.	20,744	389,157
Telephone & Data Systems, Inc.	41,509	940,594
The EW Scripps Co., Class A	12,945	263,949
United States Cellular Corp. (a)	25,194	914,794
Zynga, Inc., Class A (a)	50,106	532,627
		10,702,115
Consumer Discretionary (12.0%):
Abercrombie & Fitch Co. (a)	16,565	769,113
American Eagle Outfitters, Inc.	21,175	794,698
American Public Education, Inc. (a)	29,067	823,759
Asbury Automotive Group, Inc. (a)	1,656	283,789
At Home Group, Inc. (a)	15,254	561,957
AutoNation, Inc. (a)	8,887	842,576
Bed Bath & Beyond, Inc. (a)	17,376	578,447
Big Lots, Inc.	8,583	566,564
Blink Charging Co. (a) (b)	9,705	399,555
Camping World Holdings, Inc., Class A (b)	4,957	203,187
Capri Holdings Ltd. (a)	9,876	564,808
CarParts.com, Inc. (a)	10,989	223,736
Century Communities, Inc.	7,514	499,982
Citi Trends, Inc. (a)	2,785	242,295
Dana, Inc.	22,436	533,079
Dick's Sporting Goods, Inc.	7,918	793,304
Dillard's, Inc., Class A (b)	5,404	977,476
Ethan Allen Interiors, Inc.	35,373	976,295
Foot Locker, Inc.	11,944	736,109
Funko, Inc., Class A (a) (b)	9,267	197,202

See notes to financial statements.

24

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
GameStop Corp., Class A (a)	1,243	$266,176
Genesco, Inc. (a)	9,086	578,596
G-III Apparel Group Ltd. (a)	14,627	480,643
Graham Holdings Co., Class B	1,820	1,153,698
Green Brick Partners, Inc. (a)	31,779	722,654
Group 1 Automotive, Inc.	3,532	545,447
GrowGeneration Corp. (a)	12,847	617,941
Haverty Furniture Cos., Inc. (b)	20,602	880,942
Hibbett, Inc. (a)	7,769	696,335
Hovnanian Enterprises, Inc., Class A (a)	1,834	194,936
Johnson Outdoors, Inc., Class A	3,244	392,524
KB Home	13,319	542,350
Kohl's Corp. (c)	8,452	465,790
Lithia Motors, Inc., Class A	1,749	601,026
M/I Homes, Inc. (a)	9,221	540,996
Macy's, Inc. (a)	14,001	265,459
Magnite, Inc. (a)	12,942	437,957
MarineMax, Inc. (a) (b)	11,251	548,374
MDC Holdings, Inc.	12,918	653,651
Meritage Homes Corp. (a)	6,495	611,050
Modine Manufacturing Co. (a)	13,631	226,138
Movado Group, Inc.	8,944	281,468
Nautilus, Inc. (a) (b)	7,753	130,638
Penske Automotive Group, Inc.	5,404	407,948
Perdoceo Education Corp. (a) (b)	33,939	416,432
PVH Corp. (a)	2,833	304,802
Qurate Retail, Inc., Class A	46,717	611,526
Rent-A-Center, Inc.	12,624	669,956
Shoe Carnival, Inc.	5,275	377,637
Signet Jewelers Ltd. (a) (b)	8,624	696,733
Smith & Wesson Brands, Inc.	33,169	1,150,964
Sonos, Inc. (a)	8,811	310,412
Sportsman's Warehouse Holdings, Inc. (a)	17,101	303,885
Stitch Fix, Inc., Class A (a)	2,787	168,056
Taylor Morrison Home Corp. (a)	18,305	483,618
Tenneco, Inc., Class A (a)	38,789	749,403
The Buckle, Inc. (b)	9,999	497,450
The Container Store Group, Inc. (a)	16,931	220,780
The Goodyear Tire & Rubber Co. (a)	52,421	899,020
The Lovesac Co. (a)	3,890	310,383
The ODP Corp. (a)	12,604	605,118
Toll Brothers, Inc.	11,535	666,838
Tri Pointe Homes, Inc. (a)	28,971	620,849
Tupperware Brands Corp. (a)	15,053	357,509
Vista Outdoor, Inc. (a)	13,768	637,183
Vuzix Corp. (a) (b)	14,401	264,258
Winnebago Industries, Inc.	4,405	299,364
Zumiez, Inc. (a)	13,496	661,169
		36,094,013

See notes to financial statements.

25

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Consumer Staples (2.9%):
B&G Foods, Inc. (b)	13,629	$447,031
Celsius Holdings, Inc. (a)	8,340	634,591
Central Garden & Pet Co., Class A (a)	9,048	437,018
Coty, Inc., Class A (a) (c)	25,197	235,340
Darling Ingredients, Inc. (a)	12,202	823,635
Edgewell Personal Care Co.	13,019	571,534
Fresh Del Monte Produce, Inc.	25,685	844,523
Ingles Markets, Inc., Class A (b)	18,760	1,093,145
National Beverage Corp. (b)	6,682	315,591
SpartanNash Co.	31,010	598,803
The Andersons, Inc.	26,223	800,588
United Natural Foods, Inc. (a)	14,924	551,890
Weis Markets, Inc. (b) (c)	25,165	1,300,024
		8,653,713
Energy (3.0%):
Alto Ingredients, Inc. (a) (b)	74,110	452,812
Antero Resources Corp. (a)	42,505	638,850
Bonanza Creek Energy, Inc.	17,433	820,571
Callon Petroleum Co. (a)	5,858	337,948
Centennial Resource Development, Inc., Class A (a)	47,970	325,237
Clean Energy Fuels Corp. (a) (b)	42,857	434,999
CNX Resources Corp. (a)	21,087	288,048
Dorian LPG Ltd. (a)	54,914	775,386
EQT Corp. (a)	15,373	342,203
Gevo, Inc. (a) (b)	33,039	240,194
Green Plains, Inc. (a)	9,260	311,321
Helix Energy Solutions Group, Inc. (a)	90,151	514,762
International Seaways, Inc.	32,857	630,197
Northern Oil and Gas, Inc.	14,115	293,169
PDC Energy, Inc.	14,573	667,298
Range Resources Corp. (a)	22,362	374,787
Renewable Energy Group, Inc. (a)	2,570	160,214
SM Energy Co.	12,261	301,988
Southwestern Energy Co. (a)	57,933	328,480
Transocean Ltd. (a)	117,499	531,095
U.S. Silica Holdings, Inc. (a)	18,993	219,559
		8,989,118
Financials (14.2%):
Affiliated Managers Group, Inc.	5,879	906,601
American Equity Investment Life Holding Co.	16,222	524,295
American National Group, Inc.	9,016	1,339,327
Ameris Bancorp	8,711	441,038
Assured Guaranty Ltd.	15,880	753,982
B Riley Financial, Inc.	12,414	937,257
Bank OZK	9,755	411,271
BankUnited, Inc.	10,058	429,376
Boston Private Financial Holdings, Inc.	50,078	738,651
Brighthouse Financial, Inc. (a)	12,155	553,539

See notes to financial statements.

26

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Brightsphere Investment Group, Inc.	16,870	$395,264
BrightSpire Capital, Inc.	23,838	224,077
Cadence Bancorp	26,872	561,087
Chimera Investment Corp.	27,786	418,457
CIT Group, Inc.	10,558	544,687
CNO Financial Group, Inc.	17,663	417,200
Cowen, Inc., Class A (b)	18,016	739,557
Customers Bancorp, Inc.	23,705	924,258
Donnelley Financial Solutions, Inc. (a)	11,106	366,498
Encore Capital Group, Inc. (a)	13,276	629,150
Enova International, Inc. (a)	7,191	246,004
Enstar Group Ltd. (a)	2,840	678,533
Evercore, Inc.	3,402	478,900
First BanCorp/Puerto Rico	32,823	391,250
First Citizens BancShares, Inc., Class A (b)	1,154	960,982
Flagstar Bancorp, Inc.	18,495	781,784
Flushing Financial Corp.	17,420	373,311
FNB Corp.	71,017	875,640
Freedom Holding Corp. (a) (b)	15,919	1,037,123
Genworth Financial, Inc. (a)	155,819	607,694
Goosehead Insurance, Inc., Class A	2,672	340,146
Granite Point Mortgage Trust, Inc.	38,246	564,128
Great Western Bancorp, Inc.	10,644	349,017
Hancock Whitney Corp.	8,783	390,317
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	6,207	348,523
HarborOne Bancorp, Inc.	41,533	595,583
Heritage Insurance Holdings, Inc.	101,976	874,954
Hilltop Holdings, Inc.	26,050	948,220
Hope Bancorp, Inc.	27,627	391,751
Independent Bank Group, Inc.	5,141	380,331
Janus Henderson Group PLC	25,977	1,008,167
Jefferies Financial Group, Inc.	28,678	980,788
Live Oak Bancshares, Inc.	11,285	665,815
Meta Financial Group, Inc.	16,311	825,826
MFA Financial, Inc.	51,505	236,408
MGIC Investment Corp.	48,683	662,089
Midland States Bancorp, Inc.	16,542	434,558
Mr. Cooper Group, Inc. (a)	16,607	549,027
National Western Life Group, Inc., Class A	3,562	799,277
Navient Corp.	44,576	861,654
New Residential Investment Corp.	25,609	271,199
OFG Bancorp	14,211	314,347
OneMain Holdings, Inc.	5,342	320,039
PacWest Bancorp	7,188	295,858
Pennymac Financial Services	10,227	631,210
Pinnacle Financial Partners, Inc.	10,026	885,196
Popular, Inc.	12,037	903,377
Radian Group, Inc.	16,884	375,669
Ready Capital Corp.	21,097	334,809
Renasant Corp. (b)	13,058	522,320

See notes to financial statements.

27

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Signature Bank	1,646	$404,340
Silvergate Capital Corp., Class A (a)	4,414	500,194
SiriusPoint Ltd. (a)	90,449	910,821
SLM Corp.	50,091	1,048,906
Sterling Bancorp	28,583	708,573
Triumph Bancorp, Inc. (a)	5,638	418,621
Trupanion, Inc. (a)	2,845	327,459
Unum Group	23,100	656,040
Virtus Investment Partners, Inc.	2,782	772,756
Watford Holdings Ltd. (a)	23,842	834,232
Western Alliance Bancorp	3,624	336,488
		42,665,826
Health Care Equipment & Supplies (5.7%):
AngioDynamics, Inc. (a)	39,183	1,063,035
Anika Therapeutics, Inc. (a) (b)	9,193	397,965
AtriCure, Inc. (a)	12,501	991,704
Avanos Medical, Inc. (a)	7,654	278,376
BioLife Solutions, Inc. (a)	16,407	730,276
CONMED Corp.	2,690	369,687
CryoPort, Inc. (a) (b)	9,033	569,982
Envista Holdings Corp. (a)	14,310	618,335
Establishment Labs Holdings, Inc. (a)	4,195	366,391
Globus Medical, Inc. (a)	7,356	570,311
Heska Corp. (a)	4,257	977,961
Hill-Rom Holdings, Inc.	5,726	650,416
Integer Holdings Corp. (a)	8,662	815,960
Integra LifeSciences Holdings Corp. (a)	14,242	971,874
Lantheus Holdings, Inc. (a)	16,286	450,145
LeMaitre Vascular, Inc. (b)	17,168	1,047,591
Meridian Bioscience, Inc. (a)	26,494	587,637
Merit Medical Systems, Inc. (a)	14,858	960,718
Natus Medical, Inc. (a)	15,418	400,560
OraSure Technologies, Inc. (a) (b)	53,666	544,173
Orthofix Medical, Inc. (a)	10,696	429,017
Penumbra, Inc. (a) (b)	1,419	388,891
Quidel Corp. (a)	4,089	523,883
Shockwave Medical, Inc. (a)	4,173	791,743
STAAR Surgical Co. (a)	5,221	796,203
Varex Imaging Corp. (a)	15,465	414,771
Zynex, Inc. (a) (b)	16,360	254,071
		16,961,676
Health Care Providers & Services (5.9%):
Acadia Healthcare Co., Inc. (a)	10,129	635,595
Addus HomeCare Corp. (a)	8,713	760,122
Amedisys, Inc. (a)	1,823	446,507
AMN Healthcare Services, Inc. (a)	9,975	967,375
Chemed Corp.	1,379	654,335
CorVel Corp. (a)	4,548	610,796
Covetrus, Inc. (a)	19,207	518,589

See notes to financial statements.

28

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Encompass Health Corp.	12,372	$965,387
Fulgent Genetics, Inc. (a)	4,726	435,879
LHC Group, Inc. (a)	5,625	1,126,462
Magellan Health, Inc. (a)	8,453	796,273
MEDNAX, Inc. (a)	20,423	615,753
ModivCare, Inc. (a)	5,951	1,012,087
National HealthCare Corp. (c)	8,064	563,674
Ontrak, Inc. (a)	2,910	94,517
Owens & Minor, Inc.	15,936	674,571
Patterson Cos., Inc. (c)	12,143	369,026
Premier, Inc., Class A	29,896	1,040,082
Progyny, Inc. (a)	5,514	325,326
R1 RCM, Inc. (a)	30,555	679,543
Select Medical Holdings Corp.	20,414	862,696
Surgery Partners, Inc. (a)	10,506	699,910
Tenet Healthcare Corp. (a)	8,094	542,217
The Ensign Group, Inc.	9,867	855,173
The Joint Corp. (a)	6,563	550,767
The Pennant Group, Inc. (a)	5,488	224,459
Tivity Health, Inc. (a) (b)	9,192	241,842
Triple-S Management Corp., Class B (a)	24,753	551,249
		17,820,212
Health Care Technology (2.4%):
Allscripts Healthcare Solutions, Inc. (a)	41,882	775,236
Change Healthcare, Inc. (a)	25,616	590,193
Computer Programs and Systems, Inc. (b)	28,289	940,043
Evolent Health, Inc., Class A (a)	12,991	274,370
Inovalon Holdings, Inc., Class A (a)	26,414	900,189
Inspire Medical Systems, Inc. (a)	1,326	256,263
NextGen Healthcare, Inc. (a)	35,774	593,491
Omnicell, Inc. (a)	6,771	1,025,468
Optimizerx Corp. (a)	6,624	410,025
Phreesia, Inc. (a)	3,978	243,851
Simulations Plus, Inc. (b)	4,785	262,744
Vocera Communications, Inc. (a)	20,721	825,732
		7,097,605
Industrials (13.6%):
ACCO Brands Corp.	72,286	623,828
Acuity Brands, Inc.	2,249	420,630
ADT, Inc. (b)	35,139	379,150
Advanced Drainage Systems, Inc.	7,505	874,858
AGCO Corp.	6,982	910,313
Air Lease Corp.	14,431	602,350
Air Transport Services Group, Inc. (a)	18,303	425,179
Altra Industrial Motion Corp.	6,092	396,102
ArcBest Corp.	11,248	654,521
Arcosa, Inc.	6,129	360,017
Argan, Inc.	11,153	533,002
Astec Industries, Inc.	6,010	378,269

See notes to financial statements.

29

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Atkore, Inc. (a)	3,627	$257,517
Atlas Air Worldwide Holdings, Inc. (a) (b)	9,779	666,048
Beacon Roofing Supply, Inc. (a)	5,407	287,923
Bloom Energy Corp., Class A (a) (b)	30,583	821,765
Builders FirstSource, Inc. (a)	14,556	620,959
CAI International, Inc.	17,249	965,944
Chart Industries, Inc. (a)	1,572	230,015
Comfort Systems USA, Inc.	5,150	405,769
CSW Industrials, Inc.	8,886	1,052,636
DXP Enterprises, Inc. (a)	9,099	302,997
Echo Global Logistics, Inc. (a)	16,384	503,644
EMCOR Group, Inc.	4,112	506,557
FuelCell Energy, Inc. (a)	28,239	251,327
Genco Shipping & Trading Ltd.	47,820	902,842
Gibraltar Industries, Inc. (a)	4,438	338,664
GMS, Inc. (a)	15,801	760,660
GrafTech International Ltd.	31,469	365,670
Granite Construction, Inc.	7,995	332,032
Great Lakes Dredge & Dock Corp. (a)	28,456	415,742
Heidrick & Struggles International, Inc.	22,056	982,595
Herc Holdings, Inc. (a)	6,356	712,317
Hillenbrand, Inc.	9,576	422,110
Hyster-Yale Materials Handling, Inc.	9,651	704,330
IES Holdings, Inc. (a)	8,344	428,548
Kelly Services, Inc., Class A (a)	35,451	849,760
Korn Ferry	5,905	428,408
ManpowerGroup, Inc.	3,854	458,279
MasTec, Inc. (a)	2,944	312,358
Matson, Inc.	12,847	822,208
Matthews International Corp., Class A	10,030	360,679
Maxar Technologies, Inc.	20,660	824,747
MYR Group, Inc. (a)	11,500	1,045,580
NOW, Inc. (a)	29,406	279,063
Pitney Bowes, Inc.	26,483	232,256
Primoris Services Corp.	23,405	688,809
Quanex Building Products Corp.	14,614	363,012
Quanta Services, Inc.	11,600	1,050,612
Regal Beloit Corp.	7,742	1,033,634
Resideo Technologies, Inc. (a)	28,480	854,400
REV Group, Inc.	13,498	211,784
Rush Enterprises, Inc., Class A	21,006	908,299
Ryder System, Inc.	10,095	750,361
Saia, Inc. (a)	2,129	446,004
Schneider National, Inc., Class B	28,436	619,052
SkyWest, Inc. (a)	11,678	502,971
Sterling Construction Co., Inc. (a)	31,133	751,239
Terex Corp.	6,485	308,816
The Greenbrier Cos., Inc.	13,796	601,230
The Manitowoc Co., Inc. (a)	12,233	299,709
The Shyft Group, Inc.	11,299	422,696

See notes to financial statements.

30

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
The Timken Co.	10,802	$870,533
TPI Composites, Inc. (a)	3,887	188,209
Triton International Ltd.	17,094	894,700
TrueBlue, Inc. (a)	16,945	476,324
Tutor Perini Corp. (a)	32,457	449,529
UFP Industries, Inc.	4,861	361,367
Upwork, Inc. (a)	16,417	956,947
Veritiv Corp. (a)	4,563	280,259
Welbilt, Inc. (a)	12,452	288,264
WESCO International, Inc. (a)	6,925	712,028
		40,700,956
Information Technology (12.4%):
3D Systems Corp. (a)	4,915	196,453
Alliance Data Systems Corp.	5,386	561,167
Alpha & Omega Semiconductor Ltd. (a)	10,139	308,124
Amkor Technology, Inc.	32,612	771,926
Appian Corp. (a) (b)	1,068	147,117
Avaya Holdings Corp. (a)	22,576	607,294
Avnet, Inc.	24,700	989,976
Benchmark Electronics, Inc.	32,550	926,373
BM Technologies, Inc. (a)	7,122	88,598
Calix, Inc. (a)	14,961	710,648
Cambium Networks Corp. (a)	7,229	349,522
Cerence, Inc. (a) (b)	7,178	765,964
ChannelAdvisor Corp. (a)	12,801	313,753
Concentrix Corp. (a)	5,682	913,666
Conduent, Inc. (a)	72,843	546,323
Digi International, Inc. (a)	19,153	385,167
Digital Turbine, Inc. (a)	6,680	507,880
Diodes, Inc. (a)	5,607	447,270
DXC Technology Co. (a)	20,230	787,756
Ebix, Inc.	13,591	460,735
EchoStar Corp., Class A (a)	17,997	437,147
Entegris, Inc.	4,335	533,075
Fabrinet (a)	5,516	528,819
Fastly, Inc., Class A (a) (b)	3,828	228,149
First Solar, Inc. (a)	4,194	379,599
Ichor Holdings Ltd. (a)	5,311	285,732
II-VI, Inc. (a)	3,868	280,778
Insight Enterprises, Inc. (a)	4,313	431,343
J2 Global, Inc. (a)	9,854	1,355,418
Jabil, Inc.	16,667	968,686
Kimball Electronics, Inc. (a)	19,535	424,691
Kulicke & Soffa Industries, Inc.	19,097	1,168,736
Marathon Digital Holdings, Inc. (a) (b)	10,040	314,955
Methode Electronics, Inc.	21,430	1,054,570
MicroStrategy, Inc. (a) (b)	1,036	688,422
MicroVision, Inc. (a) (b)	14,779	247,548
NCR Corp. (a)	7,128	325,108
NETGEAR, Inc. (a)	10,664	408,644

See notes to financial statements.

31

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
NetScout Systems, Inc. (a)	33,858	$966,307
Nuance Communications, Inc. (a)	20,566	1,119,613
Onto Innovation, Inc. (a)	11,676	852,815
Photronics, Inc. (a)	59,353	784,053
Rambus, Inc. (a)	48,598	1,152,259
Riot Blockchain, Inc. (a) (b)	9,235	347,882
Sanmina Corp. (a)	22,963	894,638
ScanSource, Inc. (a)	26,267	738,891
SiTime Corp. (a)	2,513	318,121
SMART Global Holdings, Inc. (a)	13,098	624,513
Sprout Social, Inc., Class A (a)	4,575	409,097
SunPower Corp. (a) (b)	5,053	147,649
Sykes Enterprises, Inc. (a)	23,505	1,262,219
Synaptics, Inc. (a)	5,321	827,841
SYNNEX Corp.	7,482	911,008
Teradata Corp. (a)	8,612	430,342
TTEC Holdings, Inc.	8,998	927,604
TTM Technologies, Inc. (a)	62,897	899,427
Ultra Clean Holdings, Inc. (a)	11,096	596,077
VirnetX Holding Corp. (a) (b)	86,452	369,150
Vishay Intertechnology, Inc.	17,439	393,249
Xerox Holdings Corp.	31,992	751,492
Xperi Holding Corp.	31,271	695,467
		37,266,846
Life Sciences Tools & Services (1.5%):
BioNano Genomics, Inc. (a) (b)	51,699	378,954
Bruker Corp.	7,549	573,573
Luminex Corp.	15,205	559,544
Medpace Holdings, Inc. (a)	4,725	834,577
NeoGenomics, Inc. (a)	17,037	769,561
Pacific Biosciences of California, Inc. (a)	14,672	513,080
Personalis, Inc. (a)	7,614	192,634
Syneos Health, Inc. (a)	8,397	751,447
		4,573,370
Materials (4.8%):
AdvanSix, Inc. (a)	21,012	627,418
Alcoa Corp. (a)	20,226	745,126
Boise Cascade Co.	13,214	771,037
Clearwater Paper Corp. (a)	16,062	465,316
Cleveland-Cliffs, Inc. (a)	30,280	652,837
Commercial Metals Co.	31,874	979,169
Domtar Corp. (a)	18,867	1,036,930
Element Solutions, Inc.	21,062	492,430
FutureFuel Corp.	29,726	285,370
Huntsman Corp.	15,647	414,958
Kraton Corp. (a)	6,449	208,238
Livent Corp. (a) (b)	17,068	330,437
Louisiana-Pacific Corp.	5,431	327,435
Mercer International, Inc.	23,806	303,527

See notes to financial statements.

32

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Olin Corp.	18,640	$862,286
Reliance Steel & Aluminum Co.	8,014	1,209,313
Schnitzer Steel Industries, Inc.	18,033	884,519
SunCoke Energy, Inc.	88,379	631,026
Trinseo SA	9,905	592,715
Tronox Holdings PLC, Class A	25,403	569,027
United States Steel Corp. (b)	25,673	616,152
Warrior Met Coal, Inc.	35,684	613,765
Worthington Industries, Inc.	13,769	842,387
		14,461,418
Pharmaceuticals (3.0%):
Aclaris Therapeutics, Inc. (a)	10,370	182,097
Amneal Pharmaceuticals, Inc. (a)	92,218	472,156
ANI Pharmaceuticals, Inc. (a) (b)	21,992	770,820
Arvinas, Inc. (a)	4,306	331,562
Cassava Sciences, Inc. (a)	5,117	437,196
Collegium Pharmaceutical, Inc. (a) (b)	23,648	559,039
Corcept Therapeutics, Inc. (a)	23,743	522,346
Endo International PLC (a)	64,491	301,818
Innoviva, Inc. (a)	72,943	978,166
Pacira BioSciences, Inc. (a)	11,843	718,633
Perrigo Co. PLC	20,620	945,427
Prestige Consumer Healthcare, Inc. (a)	22,707	1,183,035
SIGA Technologies, Inc. (a)	55,044	345,676
Supernus Pharmaceuticals, Inc. (a) (b)	23,807	733,018
Tilray, Inc., Class 2 (a) (b)	19,097	345,274
Zomedica Corp. (a) (b)	287,822	239,669
		9,065,932
Real Estate (5.1%):
Brixmor Property Group, Inc.	13,662	312,723
CoreCivic, Inc. (a)	94,189	986,159
Cousins Properties, Inc.	13,378	492,043
CubeSmart	13,068	605,310
Empire State Realty Trust, Inc.	34,589	415,068
Equity Commonwealth	45,266	1,185,969
eXp World Holdings, Inc. (a) (b)	18,924	733,684
Innovative Industrial Properties, Inc.	3,253	621,388
Jones Lang LaSalle, Inc. (a)	1,965	384,079
Kimco Realty Corp.	14,752	307,579
Kite Realty Group Trust	14,114	310,649
Life Storage, Inc.	5,612	602,448
National Storage Affiliates Trust	11,840	598,630
Newmark Group, Inc., Class A	29,810	358,018
PotlatchDeltic Corp.	7,916	420,735
RE/MAX Holdings, Inc.	17,962	598,674
Realogy Holdings Corp. (a)	24,915	453,951
Redfin Corp. (a)	4,703	298,217
Retail Properties of America, Inc.	25,183	288,345
RPT Realty	21,711	281,809
See notes to financial statements.

33

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Safehold, Inc. (b)	4,712	$369,892
SITE Centers Corp.	18,215	274,318
Sunstone Hotel Investors, Inc. (a)	39,869	495,173
Tanger Factory Outlet Centers, Inc. (b)	35,166	662,879
The RMR Group, Inc., Class A	18,715	723,148
The St. Joe Co.	20,890	931,903
UMH Properties, Inc.	23,229	506,857
Uniti Group, Inc.	22,712	240,520
Urban Edge Properties	17,697	338,013
Weingarten Realty Investors	10,732	344,175
		15,142,356
Utilities (2.2%):
ALLETE, Inc.	8,310	581,534
Avista Corp.	13,537	577,624
Clearway Energy, Inc., Class C	20,250	536,220
MDU Resources Group, Inc.	34,946	1,095,208
National Fuel Gas Co.	30,385	1,587,616
Ormat Technologies, Inc. (b)	4,648	323,175
Sunnova Energy International, Inc. (a)	34,000	1,280,440
Unitil Corp. (c)	9,699	513,756
		6,495,573
Total Common Stocks (Cost $235,518,607)		297,934,942
Rights (0.0%) (d)
Health Care (0.0%): (d)
Achillion Pharmaceuticals (a) (e) (f)	17,954	4,130
Total Rights (Cost $—)		4,130
Collateral for Securities Loaned^ (5.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (g)	295,879	295,879
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (g)	8,014,408	8,014,408
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (g)	147,658	147,658
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (g)	1,177,381	1,177,381
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	5,293,734	5,293,734
Total Collateral for Securities Loaned (Cost $14,929,060)		14,929,060
Total Investments (Cost $250,447,667) — 104.4%		312,868,132
Liabilities in excess of other assets — (4.4)%		(13,236,851)
NET ASSETS — 100.00%		$299,631,281

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

34

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees and has classified it as a Level 3 security. As of June 30, 2021, illiquid securities were 0.0% of the Fund's net assets.

(g)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	14	9/17/21	$1,622,511	$1,615,460	$(7,051)
Total unrealized appreciation					$—
Total unrealized depreciation					(7,051)
Total net unrealized appreciation (depreciation)					$(7,051)

See notes to financial statements.

35

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (99.0%)
Australia (3.0%):
Energy (0.3%):
Washington H Soul Pattinson & Co. Ltd. (a)	50,286	$1,273,384
Health Care (0.4%):
Sonic Healthcare Ltd.	48,338	1,393,528
Industrials (0.4%):
Reece Ltd.	76,335	1,353,055
Materials (1.1%):
BlueScope Steel Ltd.	130,849	2,157,240
Fortescue Metals Group Ltd.	100,103	1,754,057
		3,911,297
Real Estate (0.8%):
Goodman Group	91,238	1,450,081
Stockland	427,212	1,494,601
		2,944,682
		10,875,946
Austria (1.6%):
Energy (0.5%):
OMV AG	33,039	1,879,513
Financials (0.5%):
Raiffeisen Bank International AG	79,694	1,805,127
Materials (0.3%):
voestalpine AG	24,397	993,541
Utilities (0.3%):
Verbund AG (a)	11,537	1,062,388
		5,740,569
Belgium (0.9%):
Financials (0.9%):
Sofina SA	7,437	3,208,553
Bermuda (0.4%):
Real Estate (0.4%):
Hongkong Land Holdings Ltd.	290,300	1,381,828
Canada (7.7%):
Communication Services (0.3%):
Shaw Communications, Inc., Class B (b)	36,383	1,055,086
Consumer Discretionary (0.8%):
Canadian Tire Corp. Ltd., Class A (a)	6,126	970,424
Magna International, Inc.	19,793	1,834,485
		2,804,909

See notes to financial statements.

36

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Consumer Staples (1.8%):
Empire Co. Ltd., Class A	78,890	$2,490,995
George Weston Ltd.	19,862	1,895,094
Loblaw Cos. Ltd.	30,907	1,904,139
		6,290,228
Energy (0.6%):
Cameco Corp.	52,236	1,002,283
Cenovus Energy, Inc.	61,464	588,681
Imperial Oil Ltd.	22,733	693,574
		2,284,538
Financials (0.7%):
Bank of Montreal	13,331	1,367,873
Fairfax Financial Holdings Ltd.	2,546	1,117,666
		2,485,539
Industrials (0.5%):
Ballard Power Systems, Inc. (c)	15,307	277,882
WSP Global, Inc.	13,832	1,616,321
		1,894,203
Information Technology (0.5%):
BlackBerry Ltd. (a) (c)	47,366	579,500
Lightspeed Pos, Inc. (c)	15,363	1,287,177
		1,866,677
Materials (1.3%):
First Quantum Minerals Ltd.	24,992	576,614
Kinross Gold Corp.	105,398	669,005
Lundin Mining Corp.	137,290	1,239,524
Teck Resources Ltd., Class B	63,343	1,460,424
West Fraser Timber Co. Ltd.	7,910	568,449
		4,514,016
Real Estate (0.6%):
FirstService Corp.	6,790	1,165,810
RioCan Real Estate Investment Trust (a)	61,978	1,105,123
		2,270,933
Utilities (0.6%):
AltaGas Ltd.	43,598	916,111
Northland Power, Inc.	34,448	1,176,456
		2,092,567
		27,558,696
China (0.5%):
Financials (0.5%):
Futu Holdings Ltd., ADR (c)	10,316	1,847,492
Denmark (3.2%):
Consumer Discretionary (0.4%):
Pandora A/S	11,514	1,547,919

See notes to financial statements.

37

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Consumer Staples (0.4%):
Carlsberg A/S, Class B	8,156	$1,520,499
Financials (0.2%):
Danske Bank A/S	49,945	878,939
Health Care (0.6%):
Demant A/S (c)	19,984	1,124,997
GN Store Nord A/S	11,783	1,029,372
		2,154,369
Industrials (1.3%):
AP Moller - Maersk A/S, Class B	821	2,360,004
DSV PANALPINA A/S	5,389	1,256,894
Vestas Wind Systems A/S	22,840	891,665
		4,508,563
Utilities (0.3%):
Orsted A/S (d)	7,180	1,007,631
		11,617,920
Finland (1.3%):
Consumer Staples (0.8%):
Kesko Oyj, Class B	79,554	2,938,792
Energy (0.2%):
Neste Oyj	12,468	763,540
Utilities (0.3%):
Fortum Oyj	39,409	1,087,061
		4,789,393
France (8.0%):
Communication Services (0.5%):
Publicis Groupe SA	27,626	1,767,168
Consumer Discretionary (0.7%):
Faurecia SE	884	43,370
LVMH Moet Hennessy Louis Vuitton SE	1,658	1,300,265
Renault SA (c)	30,589	1,236,452
		2,580,087
Consumer Staples (0.7%):
Carrefour SA	124,826	2,455,101
Financials (2.4%):
AXA SA	35,021	888,151
BNP Paribas SA	25,713	1,612,170
CNP Assurances	78,022	1,327,755
Credit Agricole SA	112,069	1,570,114
Eurazeo SE	11,478	1,000,466
Natixis SA	106,812	506,674
Societe Generale SA	54,750	1,614,113
		8,519,443

See notes to financial statements.

38

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Health Care (0.3%):
Sartorius Stedim Biotech	2,119	$1,002,406
Industrials (1.7%):
Bollore SA	224,869	1,205,360
Bouygues SA	47,336	1,750,877
Cie de Saint-Gobain	30,537	2,011,319
Schneider Electric SE	7,446	1,171,595
		6,139,151
Information Technology (0.7%):
Atos SE	24,189	1,471,581
Capgemini SE	5,109	981,521
		2,453,102
Utilities (1.0%):
Electricite de France SA	126,689	1,730,773
Suez SA (a) (c)	42,595	1,012,796
Veolia Environnement SA	35,141	1,061,431
		3,805,000
		28,721,458
Germany (8.0%):
Consumer Discretionary (2.6%):
Bayerische Motoren Werke AG	22,236	2,355,080
Daimler AG	19,006	1,697,206
HelloFresh SE (c)	6,272	609,765
Porsche Automobil Holding SE, Preference Shares	19,328	2,071,152
Volkswagen AG, Preference Shares	7,539	1,888,237
Zalando SE (c) (d)	6,633	801,889
		9,423,329
Financials (0.8%):
Commerzbank AG (c)	186,228	1,321,114
Deutsche Bank AG, Registered Shares (c)	117,005	1,524,378
		2,845,492
Health Care (1.7%):
Bayer AG, Registered Shares	28,109	1,707,061
Fresenius SE & Co. KGaA	16,872	880,276
Merck KGaA	8,329	1,597,172
Sartorius AG, Preference Shares	3,595	1,871,596
		6,056,105
Industrials (1.9%):
Brenntag SE	27,044	2,515,050
Deutsche Post AG, Registered Shares	44,101	2,999,897
Siemens AG, Registered Shares	6,775	1,073,568
		6,588,515

See notes to financial statements.

39

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Materials (0.7%):
Covestro AG (d)	12,759	$824,030
HeidelbergCement AG	21,089	1,809,186
		2,633,216
Utilities (0.3%):
Siemens Energy AG (c)	31,353	945,156
		28,491,813
Hong Kong (8.0%):
Consumer Discretionary (1.3%):
Techtronic Industries Co. Ltd.	106,748	1,863,934
Xinyi Glass Holdings Ltd.	654,593	2,667,817
		4,531,751
Consumer Staples (0.5%):
WH Group Ltd. (d)	2,227,615	2,002,196
Financials (0.3%):
Hong Kong Exchanges and Clearing Ltd.	18,364	1,094,388
Industrials (1.6%):
CK Hutchison Holdings Ltd.	348,805	2,717,372
Jardine Matheson Holdings Ltd.	45,800	2,927,536
		5,644,908
Real Estate (3.9%):
CK Asset Holdings Ltd.	455,756	3,145,634
ESR Cayman Ltd. (c) (d)	341,074	1,150,697
Hang Lung Properties Ltd.	459,947	1,117,019
Sino Land Co. Ltd.	1,691,629	2,666,230
Sun Hung Kai Properties Ltd.	193,060	2,876,316
Swire Pacific Ltd., Class A	141,500	959,325
Wharf Real Estate Investment Co. Ltd.	327,872	1,906,220
		13,821,441
Utilities (0.4%):
CK Infrastructure Holdings Ltd.	226,000	1,347,412
		28,442,096
Isle of Man (0.2%):
Consumer Discretionary (0.2%):
Entain PLC (c)	32,121	774,537
Israel (0.6%):
Health Care (0.3%):
Teva Pharmaceutical Industries Ltd., ADR (c)	118,531	1,173,457
Materials (0.3%):
ICL Group Ltd.	161,399	1,095,146
		2,268,603

See notes to financial statements.

40

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Italy (2.0%):
Communication Services (0.5%):
Telecom Italia SpA	3,430,004	$1,703,938
Energy (0.3%):
Eni SpA	73,945	900,592
Financials (0.7%):
Intesa Sanpaolo SpA	317,321	876,618
UniCredit SpA	136,786	1,614,037
		2,490,655
Health Care (0.2%):
DiaSorin SpA	4,462	843,994
Utilities (0.3%):
Enel SpA	114,104	1,059,796
		6,998,975
Japan (25.4%):
Communication Services (1.4%):
Capcom Co. Ltd.	11,500	336,742
KDDI Corp.	19,100	596,283
Koei Tecmo Holdings Co. Ltd.	21,610	1,055,286
Konami Holdings Corp.	12,100	727,156
Nexon Co. Ltd.	10,300	229,776
Nintendo Co. Ltd. (b)	600	349,329
Nippon Telegraph & Telephone Corp.	52,800	1,376,967
SoftBank Group Corp.	6,900	483,354
		5,154,893
Consumer Discretionary (3.2%):
Aisin Corp.	9,300	398,009
Bandai Namco Holdings, Inc.	6,000	416,686
Denso Corp.	13,900	949,167
Honda Motor Co. Ltd.	31,800	1,017,119
Iida Group Holdings Co. Ltd.	39,100	1,007,532
Koito Manufacturing Co. Ltd.	5,100	317,515
Mazda Motor Corp. (c)	45,100	424,222
Mercari, Inc. (c)	8,100	430,579
Nissan Motor Co. Ltd. (c)	83,800	416,244
Panasonic Corp.	30,000	347,464
Rinnai Corp.	5,600	533,309
Ryohin Keikaku Co. Ltd.	14,200	298,099
Sekisui House Ltd.	28,900	593,285
Sharp Corp.	13,200	217,998
Sony Group Corp.	4,300	418,997
Sumitomo Electric Industries Ltd.	31,500	465,164
Toyota Industries Corp.	11,000	952,428
Toyota Motor Corp.	15,400	1,347,275
Yamaha Motor Co. Ltd.	29,400	799,964
		11,351,056

See notes to financial statements.

41

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Consumer Staples (1.6%):
Aeon Co. Ltd.	15,200	$408,794
Ajinomoto Co., Inc.	29,300	761,341
Asahi Group Holdings Ltd.	23,200	1,085,064
Japan Tobacco, Inc. (a)	40,700	769,519
Kikkoman Corp.	6,200	409,460
NH Foods Ltd.	20,800	809,586
Seven & i Holdings Co. Ltd.	29,200	1,393,571
		5,637,335
Energy (0.7%):
ENEOS Holdings, Inc.	213,100	892,605
Idemitsu Kosan Co. Ltd.	34,644	837,461
Inpex Corp.	101,700	759,612
		2,489,678
Financials (3.5%):
Concordia Financial Group Ltd.	207,700	761,635
Japan Post Bank Co. Ltd.	66,000	554,807
Japan Post Holdings Co. Ltd.	140,700	1,153,971
Japan Post Insurance Co. Ltd.	45,200	836,479
Mitsubishi HC Capital, Inc.	159,600	855,591
Mitsubishi UFJ Financial Group, Inc.	193,600	1,046,755
Mizuho Financial Group, Inc.	39,100	559,251
Nomura Holdings, Inc.	162,200	829,779
ORIX Corp.	48,700	822,490
Resona Holdings, Inc.	221,700	853,322
Sumitomo Mitsui Financial Group, Inc.	30,400	1,049,031
Sumitomo Mitsui Trust Holdings, Inc.	29,400	934,527
T&D Holdings, Inc.	27,500	355,798
The Chiba Bank Ltd.	131,500	792,626
The Shizuoka Bank Ltd.	123,300	954,272
Tokyo Century Corp.	4,800	258,185
		12,618,519
Health Care (1.0%):
Chugai Pharmaceutical Co. Ltd.	10,400	412,477
Kyowa Kirin Co. Ltd.	13,900	493,432
M3, Inc.	4,600	336,245
Medipal Holdings Corp.	56,100	1,072,567
Ono Pharmaceutical Co. Ltd.	16,300	364,066
Sumitomo Dainippon Pharma Co. Ltd.	16,700	350,280
Sysmex Corp.	3,900	463,825
		3,492,892
Industrials (5.9%):
AGC, Inc.	23,300	978,268
Dai Nippon Printing Co. Ltd.	22,000	465,609
Daifuku Co. Ltd.	3,500	318,182
Daikin Industries Ltd.	2,400	447,392
Fuji Electric Co. Ltd.	17,600	822,993
ITOCHU Corp.	40,200	1,159,023

See notes to financial statements.

42

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Kajima Corp.	70,600	$894,983
Kubota Corp.	41,200	834,097
Kurita Water Industries Ltd.	20,400	979,656
Lixil Corp.	26,000	673,016
Marubeni Corp.	119,400	1,039,304
Mitsubishi Corp.	45,700	1,246,775
Mitsubishi Heavy Industries Ltd.	16,700	491,867
Mitsui & Co. Ltd.	54,000	1,216,569
NGK Insulators Ltd.	23,200	389,628
Nidec Corp.	3,200	371,205
Nippon Express Co. Ltd.	12,700	968,033
Nippon Yusen KK	26,900	1,364,510
Obayashi Corp.	107,700	856,826
SG Holdings Co. Ltd.	17,900	469,796
Shimizu Corp.	126,200	968,758
Sumitomo Corp.	78,300	1,049,738
Taisei Corp.	27,200	892,044
TOPPAN INC	55,500	892,580
Toshiba Corp.	9,100	393,959
Toyota Tsusho Corp.	16,400	775,746
		20,960,557
Information Technology (4.0%):
Azbil Corp.	11,800	489,585
Brother Industries Ltd.	42,100	840,938
Canon, Inc.	47,700	1,080,008
FUJIFILM Holdings Corp.	18,500	1,373,290
Fujitsu Ltd.	7,000	1,311,830
Hirose Electric Co. Ltd.	3,500	512,434
Hitachi Ltd.	17,500	1,002,951
Ibiden Co. Ltd.	16,500	890,486
Kyocera Corp.	8,900	550,727
Lasertec Corp.	2,100	408,496
Murata Manufacturing Co. Ltd.	4,700	359,180
NEC Corp.	20,000	1,030,723
NTT Data Corp.	29,300	457,491
Renesas Electronics Corp. (c)	22,500	243,468
Ricoh Co. Ltd.	84,200	946,008
Rohm Co. Ltd.	6,900	638,463
Seiko Epson Corp.	45,700	804,557
SUMCO Corp. (b)	12,700	311,807
TDK Corp.	5,400	656,329
Tokyo Electron Ltd.	800	346,554
		14,255,325
Materials (2.0%):
JFE Holdings, Inc.	63,800	747,849
Mitsubishi Chemical Holdings Corp.	65,800	553,422
Mitsubishi Gas Chemical Co., Inc.	35,500	753,564
Mitsui Chemicals, Inc.	28,600	988,206
Nippon Steel Corp.	50,100	845,683

See notes to financial statements.

43

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Nitto Denko Corp.	5,100	$380,926
Oji Holdings Corp.	129,800	746,125
Sumitomo Chemical Co. Ltd.	167,100	886,764
Sumitomo Metal Mining Co. Ltd.	15,700	611,789
Tosoh Corp.	48,500	837,247
		7,351,575
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	9,000	985,224
Hulic Co. Ltd. (a)	95,200	1,072,169
Japan Metropolitan Fund Invest	691	749,584
Nomura Real Estate Holdings, Inc.	15,400	391,001
		3,197,978
Utilities (1.2%):
Chubu Electric Power Co., Inc.	98,700	1,207,628
Osaka Gas Co. Ltd.	35,800	667,359
The Kansai Electric Power Co., Inc.	104,700	999,456
Tohoku Electric Power Co., Inc.	72,600	569,078
Tokyo Electric Power Co. Holdings, Inc. (c)	244,900	728,147
		4,171,668
		90,681,476
Luxembourg (0.9%):
Energy (0.2%):
Tenaris SA	62,969	686,413
Health Care (0.3%):
Eurofins Scientific SE (c)	9,919	1,133,949
Materials (0.4%):
ArcelorMittal SA	47,755	1,463,957
		3,284,319
Netherlands (2.8%):
Consumer Staples (0.9%):
Koninklijke Ahold Delhaize NV	105,107	3,124,890
Financials (1.1%):
Aegon NV	301,772	1,252,194
ING Groep NV	55,343	731,134
NN Group NV	43,491	2,051,696
		4,035,024
Information Technology (0.8%):
ASM International NV	5,426	1,782,413
ASML Holding NV	1,722	1,183,206
		2,965,619
		10,125,533
New Zealand (0.4%):
Utilities (0.4%):
Mercury NZ Ltd.	269,324	1,255,226

See notes to financial statements.

44

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Norway (0.6%):
Materials (0.6%):
Norsk Hydro ASA	337,260	$2,153,240
Portugal (0.3%):
Utilities (0.3%):
EDP - Energias de Portugal SA	223,638	1,185,501
Singapore (1.5%):
Consumer Staples (0.7%):
Wilmar International Ltd.	693,900	2,322,980
Financials (0.4%):
Oversea-Chinese Banking Corp. Ltd.	177,600	1,578,872
Real Estate (0.4%):
CapitaLand Ltd.	473,600	1,307,139
		5,208,991
Spain (2.8%):
Communication Services (0.3%):
Telefonica SA	199,281	931,368
Energy (0.5%):
Repsol SA (a)	139,566	1,746,809
Financials (1.1%):
Banco Bilbao Vizcaya Argentaria SA	273,285	1,694,338
Banco Santander SA	404,411	1,544,046
CaixaBank SA	244,723	752,824
		3,991,208
Industrials (0.2%):
Siemens Gamesa Renewable Energy SA	20,931	698,991
Utilities (0.7%):
Iberdrola SA	107,353	1,308,748
Naturgy Energy Group SA	46,096	1,185,145
		2,493,893
		9,862,269
Sweden (3.3%):
Consumer Discretionary (0.7%):
Evolution AB (a) (d)	9,253	1,463,230
Husqvarna AB, B Shares	67,732	900,490
		2,363,720
Financials (1.4%):
EQT AB	76,022	2,760,994
Industrivarden AB, Class A	39,121	1,522,362
Kinnevik AB, Class B	19,814	793,751
		5,077,107

See notes to financial statements.

45

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Industrials (1.2%):
Nibe Industrier AB, Class B	124,728	$1,312,888
SKF AB, B Shares	38,256	974,723
Volvo AB, Class B (a)	79,795	1,921,130
		4,208,741
		11,649,568
Switzerland (2.5%):
Consumer Discretionary (0.7%):
Cie Financiere Richemont SA, Registered Shares	10,165	1,231,105
The Swatch Group AG	16,748	1,106,145
		2,337,250
Health Care (0.3%):
Alcon, Inc.	17,979	1,259,998
Industrials (0.4%):
Kuehne + Nagel International AG, Registered Shares	4,676	1,601,581
Information Technology (0.6%):
Logitech International SA, Class R	18,024	2,185,850
Materials (0.5%):
Glencore PLC	390,780	1,670,538
		9,055,217
United Kingdom (12.7%):
Communication Services (2.3%):
BT Group PLC (c)	916,679	2,456,702
Pearson PLC	180,720	2,072,133
Vodafone Group PLC	1,122,626	1,881,796
WPP PLC	138,638	1,865,795
		8,276,426
Consumer Discretionary (1.4%):
Barratt Developments PLC	68,522	658,072
Kingfisher PLC	431,706	2,173,797
Stellantis NV	97,597	1,915,968
		4,747,837
Consumer Staples (4.1%):
Associated British Foods PLC	34,093	1,043,682
British American Tobacco PLC	55,507	2,147,035
Coca-Cola Europacific Partners PLC	15,556	922,782
Imperial Brands PLC	95,136	2,046,289
J Sainsbury PLC	712,465	2,675,139
Tesco PLC	444,009	1,367,517
Wm Morrison Supermarkets PLC	1,330,496	4,534,362
		14,736,806

See notes to financial statements.

46

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Financials (2.0%):
3i Group PLC	66,072	$1,070,653
Aviva PLC	355,737	1,994,718
Barclays PLC	684,465	1,618,026
Natwest Group PLC	600,784	1,686,458
Standard Chartered PLC	129,960	827,645
		7,197,500
Industrials (0.7%):
Ashtead Group PLC	11,944	885,059
CNH Industrial NV	104,004	1,717,489
		2,602,548
Materials (2.2%):
Anglo American PLC	38,440	1,525,376
Antofagasta PLC	82,941	1,644,773
BHP Group PLC	33,419	983,346
Evraz PLC (b)	186,012	1,521,234
Rio Tinto PLC	26,383	2,168,211
		7,842,940
		45,404,057
United States (0.4%):
Health Care (0.4%):
Bausch Health Cos., Inc. (c)	43,377	1,274,372
Total Common Stocks (Cost $308,391,028)		353,857,648
Collateral for Securities Loaned^ (2.7%)
United States (2.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (e)	191,510	191,510
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	5,187,394	5,187,394
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	95,573	95,573
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	762,070	762,070
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	3,426,415	3,426,415
Total Collateral for Securities Loaned (Cost $9,662,962)		9,662,962
Total Investments (Cost $318,053,990) — 101.7%		363,520,610
Liabilities in excess of other assets — (1.7)%		(6,140,162)
NET ASSETS — 100.00%		$357,380,448

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Non-income producing security.

See notes to financial statements.

47

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $7,249,673 and amounted to 2.0% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2021.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	20	9/17/21	$2,340,741	$2,304,100	$(36,641)
Total unrealized appreciation					$—
Total unrealized depreciation					(36,641)
Total net unrealized appreciation (depreciation)					$(36,641)

See notes to financial statements.

48

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments June 30, 2021
Security Description	Shares	Value
Common Stocks (98.6%)
Brazil (2.8%):
Consumer Staples (0.5%):
JBS SA	218,352	$1,266,288
Financials (0.7%):
Banco Inter SA	119,300	1,849,467
Materials (1.2%):
Bradespar SA, Preference Shares	43,000	636,964
Cia Siderurgica Nacional SA	122,100	1,070,414
Vale SA	71,185	1,606,605
		3,313,983
Utilities (0.4%):
Centrais Eletricas Brasileiras SA	127,148	1,093,891
		7,523,629
Chile (0.5%):
Consumer Staples (0.5%):
Cencosud SA	629,074	1,262,364
China (24.8%):
Communication Services (1.2%):
Baidu, Inc., ADR (a)	1,858	378,846
Bilibili, Inc., ADR (a) (b)	7,371	898,083
China Communications Services Corp. Ltd., Class H (a)	1,562,000	780,412
JOYY, Inc., ADR	7,781	513,312
Momo, Inc., ADR (b)	50,284	769,848
		3,340,501
Consumer Discretionary (3.0%):
Brilliance China Automotive Holdings Ltd. (c) (d)	937,510	705,017
BYD Co. Ltd., Class H	13,385	400,213
Dongfeng Motor Group Co. Ltd., Class H	1,064,557	956,831
Fuyao Glass Industry Group Co. Ltd., Class H (e)	75,871	534,410
Great Wall Motor Co. Ltd., Class H	287,111	927,971
Guangzhou Automobile Group Co. Ltd.	1,045,143	938,036
HengTen Networks Group Ltd. (a)	272,000	217,506
Jiumaojiu International Holdings Ltd. (e)	110,215	450,605
Meituan, Class B (a) (e)	9,197	379,446
NIO, Inc., ADR (a)	22,559	1,200,139
Pinduoduo, Inc., ADR (a)	6,512	827,154
Yadea Group Holdings Ltd. (e)	160,781	345,750
		7,883,078
Consumer Staples (0.5%):
China Feihe Ltd. (e)	228,519	493,182
Uni-President China Holdings Ltd.	640,000	706,272
Yihai International Holding Ltd.	23,080	154,989
		1,354,443

See notes to financial statements.

49

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Energy (0.9%):
China Shenhua Energy Co. Ltd., Class H	449,281	$880,529
Yanzhou Coal Mining Co. Ltd., Class H	1,090,863	1,466,499
		2,347,028
Financials (9.0%):
360 DigiTech, Inc., ADR (a)	28,179	1,179,009
Agricultural Bank of China Ltd., Class H (f)	5,240,804	1,822,102
Bank of China Ltd., Class H (f)	6,368,869	2,288,113
Bank of Communications Co. Ltd., Class H	3,628,542	2,439,011
China Cinda Asset Management Co. Ltd., Class H	7,238,915	1,379,578
China CITIC Bank Corp. Ltd., Class H	3,913,962	1,854,708
China Construction Bank Corp., Class H (f)	2,513,789	1,977,794
China Everbright Bank Co. Ltd., Class H (a)	3,751,279	1,531,262
China Galaxy Securities Co. Ltd., Class H	1,886,806	1,124,914
China Huarong Asset Management Co. Ltd., Class H (c) (d)	9,215,577	973,077
China Merchants Bank Co. Ltd., Class H	86,982	742,038
China Minsheng Banking Corp. Ltd., Class H (b)	3,684,388	1,764,897
Chongqing Rural Commercial Bank Co. Ltd., Class H	3,641,342	1,439,497
GF Securities Co. Ltd., Class H	446,328	578,180
Industrial & Commercial Bank of China Ltd., Class H	1,523,043	894,310
Postal Savings Bank of China Co. Ltd., Class H (a) (e)	1,062,261	715,392
Up Fintech Holding Ltd., ADR (a) (b)	40,438	1,171,893
		23,875,775
Health Care (3.1%):
Cansino Biologics, Inc., Class H (a) (e)	11,000	584,431
China Medical System Holdings Ltd.	487,290	1,283,192
China Resources Pharmaceutical Group Ltd. (e)	2,073,194	1,292,101
Jinxin Fertility Group Ltd. (e)	190,000	479,535
Pharmaron Beijing Co. Ltd., Class H (e)	25,092	668,831
Shanghai Pharmaceuticals Holding Co. Ltd.	851,413	1,859,418
Sinopharm Group Co. Ltd., Class H	499,265	1,485,095
Wuxi Biologics Cayman, Inc. (a) (e)	31,576	578,593
		8,231,196
Industrials (3.2%):
China Railway Group Ltd., Class H	3,058,947	1,595,284
China State Construction International Holdings Ltd.	1,638,000	1,117,894
COSCO SHIPPING Holdings Co. Ltd., Class H (a) (b)	659,436	1,660,935
Country Garden Services Holdings Co. Ltd.	69,763	753,699
Ever Sunshine Lifestyle Services Group Ltd.	208,530	517,710
Fosun International Ltd.	969,724	1,396,050
Weichai Power Co. Ltd.	173,811	386,304
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	203,885	318,724
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	773,387	809,652
		8,556,252

See notes to financial statements.

50

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Information Technology (0.3%):
Daqo New Energy Corp., ADR (a)	6,655	$432,708
Xinyi Solar Holdings Ltd.	182,461	393,781
		826,489
Materials (1.1%):
China Hongqiao Group Ltd.	768,966	1,041,679
China National Building Material Co. Ltd., Class H	702,304	824,766
Jiangxi Copper Co. Ltd., Class H	541,979	1,109,662
		2,976,107
Real Estate (1.2%):
China Vanke Co. Ltd., Class H	378,132	1,183,207
Longfor Group Holdings Ltd. (e)	228,404	1,279,393
Seazen Group Ltd.	833,672	790,104
		3,252,704
Utilities (1.3%):
China Longyuan Power Group Corp. Ltd., Class H	566,944	976,804
China Power International Development Ltd.	7,390,969	1,617,936
Huaneng Power International, Inc., Class H	1,965,359	769,354
		3,364,094
		66,007,667
Cyprus (1.0%):
Financials (1.0%):
TCS Group Holding PLC, GDR	30,675	2,683,893
Greece (0.4%):
Consumer Discretionary (0.2%):
FF Group (a) (c) (d)	14,913	4,244
OPAP SA	42,763	644,559
		648,803
Financials (0.2%):
Eurobank Ergasias Services and Holdings SA (a)	380,344	383,393
		1,032,196
Hong Kong (8.6%):
Consumer Staples (0.2%):
Vinda International Holdings Ltd. (b)	207,423	638,360
Financials (0.9%):
China Everbright Ltd.	555,496	653,790
Far East Horizon Ltd.	1,554,573	1,625,467
		2,279,257
Health Care (0.5%):
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	2,007,952	1,375,549
Industrials (1.7%):
China Everbright Environment Group Ltd.	1,026,000	581,315
China Merchants Port Holdings Co. Ltd.	1,043,366	1,523,564

See notes to financial statements.

51

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
CITIC Ltd.	2,010,151	$2,166,532
Sinotruk Hong Kong Ltd.	170,318	364,943
		4,636,354
Information Technology (1.3%):
Kingboard Holdings Ltd.	231,154	1,282,891
Kingboard Laminates Holdings Ltd.	462,248	1,036,893
Lenovo Group Ltd.	957,872	1,101,463
		3,421,247
Materials (0.3%):
Nine Dragons Paper Holdings Ltd.	659,458	845,780
Real Estate (2.2%):
China Resources Land Ltd.	154,652	626,307
Hopson Development Holdings Ltd.	324,233	1,486,340
Shimao Group Holdings Ltd.	184,645	452,705
The Wharf Holdings Ltd.	441,854	1,684,153
Yuexiu Property Co. Ltd.	1,496,416	1,576,219
		5,825,724
Utilities (1.5%):
Beijing Enterprises Holdings Ltd.	554,766	1,968,079
China Resources Power Holdings Co. Ltd.	1,383,111	1,887,878
		3,855,957
		22,878,228
Hungary (1.0%):
Energy (0.4%):
MOL Hungarian Oil & Gas PLC (a)	115,666	921,411
Health Care (0.6%):
Richter Gedeon Nyrt	62,555	1,667,412
		2,588,823
India (4.3%):
Consumer Discretionary (0.2%):
Tata Motors Ltd. (a)	85,078	388,706
Consumer Staples (0.3%):
Tata Consumer Products Ltd.	70,979	720,390
Energy (0.2%):
Oil & Natural Gas Corp. Ltd.	375,261	594,218
Financials (0.6%):
REC Ltd.	584,797	1,168,728
Shriram Transport Finance Co. Ltd.	19,706	355,957
		1,524,685
Industrials (0.4%):
Adani Enterprises Ltd. (a)	23,181	470,154
Havells India Ltd.	45,592	601,228
		1,071,382

See notes to financial statements.

52

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Materials (1.6%):
Grasim Industries Ltd.	32,899	$663,358
Hindalco Industries Ltd.	221,197	1,107,175
JSW Steel Ltd.	55,644	511,973
Tata Steel Ltd.	104,342	1,637,635
Vedanta Ltd.	119,973	424,255
		4,344,396
Real Estate (0.2%):
DLF Ltd.	124,022	469,024
Utilities (0.8%):
Adani Green Energy Ltd. (a)	94,387	1,428,440
Adani Total Gas Ltd.	34,846	478,107
Adani Transmission Ltd. (a)	23,762	338,687
		2,245,234
		11,358,035
Indonesia (1.2%):
Consumer Staples (0.9%):
PT Gudang Garam Tbk (a)	295,110	899,576
PT Indofood Sukses Makmur Tbk	3,329,195	1,417,778
		2,317,354
Materials (0.3%):
Aneka Tambang Tbk	1,929,219	306,014
PT Indah Kiat Pulp & Paper Corp. Tbk	858,125	440,899
		746,913
		3,064,267
Isle of Man (0.2%):
Real Estate (0.2%):
NEPI Rockcastle PLC	88,051	624,181
Korea, Republic Of (22.0%):
Communication Services (2.8%):
Kakao Corp.	13,437	1,944,884
LG Uplus Corp.	122,096	1,664,231
NAVER Corp.	2,409	893,094
Pearl Abyss Corp. (a)	9,216	619,501
SK Telecom Co. Ltd.	7,888	2,241,406
		7,363,116
Consumer Discretionary (3.0%):
Hankook Tire & Technology Co. Ltd.	27,475	1,261,339
Hyundai Mobis Co. Ltd.	3,947	1,023,420
Hyundai Motor Co.	5,033	1,070,375
Kia Corp.	15,167	1,206,734
LG Electronics, Inc.	7,948	1,153,930

See notes to financial statements.

53

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Lotte Shopping Co. Ltd.	11,251	$1,153,923
Shinsegae, Inc.	4,716	1,195,594
		8,065,315
Consumer Staples (2.5%):
Amorepacific Corp.	2,006	448,885
AMOREPACIFIC Group	8,187	465,274
BGF Retail Co. Ltd.	3,923	625,297
CJ CheilJedang Corp.	3,522	1,441,764
E-MART, Inc.	8,682	1,233,512
KT&G Corp.	32,177	2,411,525
		6,626,257
Energy (0.6%):
GS Holdings Corp.	28,191	1,157,780
SK Innovation Co. Ltd. (a)	1,634	428,759
		1,586,539
Financials (6.1%):
DB Insurance Co. Ltd.	35,181	1,711,956
Hana Financial Group, Inc.	34,689	1,418,486
Industrial Bank of Korea	184,212	1,717,556
KB Financial Group, Inc.	33,117	1,640,926
Korea Investment Holdings Co. Ltd.	12,053	1,102,392
Meritz Securities Co. Ltd.	407,164	1,711,958
Mirae Asset Securities Co. Ltd.	134,832	1,129,038
NH Investment & Securities Co. Ltd.	66,579	762,660
Samsung Securities Co. Ltd.	38,111	1,521,191
Shinhan Financial Group Co. Ltd.	47,070	1,696,969
Woori Financial Group, Inc.	173,385	1,762,872
		16,176,004
Health Care (0.2%):
Seegene, Inc.	4,208	309,019
Shin Poong Pharmaceutical Co. Ltd.	4,355	332,575
		641,594
Industrials (2.4%):
GS Engineering & Construction Corp.	31,476	1,199,059
HMM Co. Ltd. (a)	9,929	387,056
Hyundai Engineering & Construction Co. Ltd.	11,507	595,710
Hyundai Glovis Co. Ltd.	2,998	556,393
Hyundai Heavy Industries Holdings Co. Ltd.	13,822	868,976
Korean Air Lines Co. Ltd. (a)	21,437	599,623
LG Corp.	16,341	1,487,326
Pan Ocean Co. Ltd.	100,342	760,930
		6,455,073
Information Technology (1.8%):
LG Display Co. Ltd. (a)	55,842	1,214,873
LG Innotek Co. Ltd.	3,206	634,852

See notes to financial statements.

54

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Samsung Electronics Co. Ltd.	22,819	$1,635,211
SK Hynix, Inc.	11,392	1,289,775
		4,774,711
Materials (2.0%):
Hanwha Chemical Corp. (a)	9,455	374,036
Hyundai Steel Co.	23,444	1,117,917
Kumho Petrochemical Co. Ltd.	4,191	815,015
Lotte Chemical Corp.	4,688	1,092,750
POSCO	5,101	1,576,298
SK Chemicals Co. Ltd.	1,017	234,800
		5,210,816
Utilities (0.6%):
Korea Electric Power Corp.	69,865	1,541,664
		58,441,089
Malaysia (1.5%):
Communication Services (0.2%):
Telekom Malaysia Bhd	388,100	567,449
Consumer Discretionary (0.6%):
Genting Bhd	1,260,700	1,497,110
Health Care (0.7%):
Kossan Rubber Industries	922,300	715,358
Supermax Corp. Bhd	472,100	375,269
Top Glove Corp. Bhd	709,600	712,762
		1,803,389
		3,867,948
Mexico (1.0%):
Communication Services (0.2%):
Grupo Televisa SAB	187,700	537,538
Consumer Staples (0.8%):
Arca Continental SAB de CV	204,192	1,185,740
Fomento Economico Mexicano Sab de CV	115,648	976,565
		2,162,305
		2,699,843
Poland (3.1%):
Communication Services (1.1%):
Cyfrowy Polsat SA	210,989	1,659,315
Orange Polska SA (a)	683,933	1,206,359
		2,865,674
Consumer Staples (0.3%):
Dino Polska SA (a) (e)	9,057	665,893
Energy (0.5%):
Polskie Gornictwo Naftowe i Gazownictwo SA	745,073	1,305,786
See notes to financial statements.

55

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Financials (0.5%):
Bank Polska Kasa Opieki SA (a)	27,362	$668,418
Powszechna Kasa Oszczednosci Bank Polski SA (a)	73,598	731,340
		1,399,758
Materials (0.4%):
KGHM Polska Miedz SA	20,862	1,028,304
Utilities (0.3%):
PGE Polska Grupa Energetyczna SA (a)	373,663	923,606
		8,189,021
Russian Federation (2.7%):
Energy (1.2%):
Gazprom PJSC	480,957	1,852,231
Surgutneftegas PJSC	2,667,940	1,338,649
		3,190,880
Financials (0.6%):
Moscow Exchange MICEX PJSC	447,905	1,046,529
Sberbank of Russia PJSC	139,947	585,602
		1,632,131
Materials (0.3%):
Severstal PAO	39,477	847,537
Utilities (0.6%):
Inter RAO UES PJSC	22,461,113	1,440,451
		7,110,999
South Africa (3.0%):
Communication Services (0.4%):
MTN Group (a)	162,457	1,174,503
Consumer Staples (0.3%):
Shoprite Holdings Ltd.	67,983	740,070
Energy (0.5%):
Exxaro Resources Ltd.	101,608	1,198,482
Health Care (0.4%):
Aspen Pharmacare Holdings Ltd. (a)	94,053	1,067,674
Materials (1.4%):
African Rainbow Minerals Ltd.	60,222	1,076,963
Harmony Gold Mining Co. Ltd.	94,623	349,632
Impala Platinum Holdings Ltd.	40,905	674,619
Northam Platinum Ltd. (a)	23,733	360,564
Sasol Ltd. (a)	38,847	593,122
Sibanye Stillwater Ltd.	151,530	633,128
		3,688,028
		7,868,757

See notes to financial statements.

56

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Taiwan (16.2%):
Consumer Discretionary (0.4%):
Pou Chen Corp.	725,000	$1,022,611
Consumer Staples (0.5%):
Uni-President Enterprises Corp.	486,000	1,276,813
Financials (2.3%):
China Development Financial Holding Corp.	2,707,000	1,277,597
Fubon Financial Holding Co. Ltd.	485,000	1,286,371
Shin Kong Financial Holding Co. Ltd.	3,001,000	1,026,452
Yuanta Financial Holding Co. Ltd.	2,772,656	2,671,900
		6,262,320
Industrials (3.3%):
Evergreen Marine Corp. Taiwan Ltd. (a)	764,000	5,401,812
Wan Hai Lines Ltd.	202,000	2,327,214
Yang Ming Marine Transport Corp. (a)	158,000	1,034,904
		8,763,930
Information Technology (8.4%):
Acer, Inc.	773,000	812,881
ASE Technology Holding Co. Ltd.	180,000	723,553
Asustek Computer, Inc.	170,000	2,266,667
AU Optronics Corp.	1,867,000	1,517,723
Catcher Technology Co. Ltd.	107,000	698,932
Compal Electronics, Inc. (f)	3,366,000	2,700,048
Foxconn Technology Co. Ltd.	687,000	1,619,952
Hon Hai Precision Industry Co. Ltd.	446,000	1,792,804
Innolux Corp.	1,934,000	1,440,305
Lite-On Technology Corp.	491,000	1,015,042
MediaTek, Inc.	19,000	656,007
Nan Ya Printed Circuit Board Corp.	80,000	1,118,349
Novatek Microelectronics Corp.	33,000	591,009
Pegatron Corp.	277,000	683,987
Quanta Computer, Inc. (f)	325,000	1,020,637
Synnex Technology International Corp.	503,000	918,895
United Microelectronics Corp.	675,142	1,286,677
WPG Holdings Ltd. (f)	735,000	1,347,995
		22,211,463
Materials (0.5%):
China Steel Corp.	871,000	1,237,922
Real Estate (0.8%):
Ruentex Development Co. Ltd.	1,079,000	2,191,885
		42,966,944

See notes to financial statements.

57

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021
Security Description	Shares	Value
Thailand (2.0%):
Consumer Staples (1.3%):
Charoen Pokphand Foods PCL	1,847,300	$1,527,409
Thai Union Group PCL	3,321,200	2,051,787
		3,579,196
Financials (0.4%):
Krungthai Card PCL	230,000	480,811
The Siam Commercial Bank PCL	219,100	669,947
		1,150,758
Information Technology (0.3%):
Delta Electronics Thailand PCL	38,700	697,928
		5,427,882
Turkey (1.8%):
Communication Services (0.5%):
Turkcell Iletisim Hizmetleri A/S	727,794	1,348,775
Financials (0.9%):
Akbank TAS (b)	849,192	516,113
Turkiye Garanti Bankasi A/S	942,206	900,180
Turkiye Is Bankasi A/S (b)	1,596,144	937,017
		2,353,310
Materials (0.4%):
Eregli Demir ve Celik Fabrikalari TAS	580,332	1,202,414
		4,904,499
United Arab Emirates (0.5%):
Real Estate (0.5%):
Aldar Properties PJSC	1,380,974	1,436,184
Total Common Stocks (Cost $217,550,531)		261,936,449
Collateral for Securities Loaned^ (1.9%)
United States (1.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (g)	97,841	97,841
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (g)	2,650,184	2,650,184
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (g)	48,827	48,827
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (g)	389,333	389,333
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	1,750,519	1,750,519
Total Collateral for Securities Loaned (Cost $4,936,704)		4,936,704
Total Investments (Cost $222,487,235) — 100.5%		266,873,153
Liabilities in excess of other assets — (0.5)%		(1,282,333)
NET ASSETS — 100.00%		$265,590,820

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

See notes to financial statements.

58

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2021

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.6% of the Fund's net assets as of June 30, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees and has classified it as a Level 3 security. As of June 30, 2021, the fair value of these securities was $1,682,339 and amounted to 0.6% of net assets.

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $8,467,560 and amounted to 3.2% of net assets.

(f)  All or a portion of this security has been segregated as collateral for derivative instruments.

(g)  Rate disclosed is the daily yield on June 30, 2021.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	31	9/17/21	$2,110,790	$2,115,440	$4,650
Total unrealized appreciation					$4,650
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$4,650

See notes to financial statements.

59

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2021
	VictoryShares USAA MSCI USA Value Momentum ETF		VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Assets:
Investments, at value (Cost $364,565,451 and $250,447,667)	$447,076,662	(a)	$312,868,132	(b)
Cash	2,473,979		982,732
Deposit with brokers for futures contracts	390,761		177,240
Receivables:
Interest and dividends	518,741		159,020
Capital shares issued	—		3,610,016
Investments sold	6,509,329		434,143
Variation margin on open futures contracts	4,290		1,984
From Adviser	3,180		—
Prepaid expenses	3,745		1,969
Total Assets	456,980,687		318,235,236
Liabilities:
Payables:
Collateral received on loaned securities	7,095,869		14,929,060
Investments purchased	—		3,594,452
Capital shares redeemed	6,559,632		—
Accrued expenses and other payables:
Investment advisory fees	55,380		36,349
Administration fees	7,349		5,067
Custodian fees	3,783		2,666
Compliance fees	282		184
Trustees' fees	103		69
Other accrued expenses	44,925		36,108
Total Liabilities	13,767,323		18,603,955
Net Assets:
Capital	433,567,629		274,739,258
Total accumulated earnings/(loss)	9,645,735		24,892,023
Net Assets	$443,213,364		$299,631,281
Shares Outstanding (unlimited shares authorized, no par value):	6,750,000		4,150,000
Net asset value:	$65.66		$72.20

(a)  Includes $6,935,982 of securities on loan.

(b)  Includes $14,393,174 of securities on loan.

See notes to financial statements.

60

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2021
	VictoryShares USAA MSCI International Value Momentum ETF		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Assets:
Investments, at value (Cost $318,053,990 and $222,487,235)	$363,520,610	(a)	$266,873,153	(b)
Foreign currency, at value (Cost $804,845 and $546,714)	802,606		546,924
Cash	1,218,311		1,273,704
Deposit with brokers for futures contracts	340,534		376,875
Receivables:
Interest and dividends	734,194		1,992,723
Reclaims	578,406		3,506
From Adviser	47,633		15,321
Prepaid expenses	2,703		1,508
Total Assets	367,244,997		271,083,714
Liabilities:
Payables:
To custodian	—		114
Collateral received on loaned securities	9,662,962		4,936,704
Investments purchased	—		45,042
Variation margin on open futures contracts	16,579		11,648
Accrued foreign capital gains taxes	—		330,370
Accrued expenses and other payables:
Investment advisory fees	74,881		65,177
Administration fees	6,141		4,617
Custodian fees	36,344		47,201
Compliance fees	223		161
Trustees' fees	79		63
Other accrued expenses	67,340		51,797
Total Liabilities	9,864,549		5,492,894
Net Assets:
Capital	371,548,061		242,920,064
Total accumulated earnings/(loss)	(14,167,613)		22,670,756
Net Assets	$357,380,448		$265,590,820
Shares Outstanding (unlimited shares authorized, no par value):	7,200,000		5,100,000
Net asset value:	$49.64		$52.08

(a)  Includes $9,071,419 of securities on loan.

(b)  Includes $4,706,253 of securities on loan.

See notes to financial statements.

61

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2021
	VictoryShares USAA MSCI USA Value Momentum ETF	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Investment Income:
Dividends	$8,275,687	$2,933,861
Affiliated dividend income	—	4,258
Interest	54	339
Securities lending (net of fees)	18,729	218,837
Foreign tax withholding	(4,129)	(3,464)
Total Income	8,290,341	3,153,831
Expenses:
Investment advisory fees	743,167	422,811
Administration fees	288,677	163,754
Sub-Administration fees	18,049	18,046
Custodian fees	23,561	16,261
Servicing fees	4,684	4,684
Trustees' fees	38,186	21,567
Compliance fees	4,209	2,334
Legal and audit fees	54,347	35,180
Broker interest fees	—	377
Licensing fees	124,096	70,672
Other expenses	36,478	31,226
Total Expenses	1,335,454	786,912
Expenses waived/reimbursed by Adviser	(343,353)	(98,379)
Net Expenses	992,101	688,533
Net Investment Income (Loss)	7,298,240	2,465,298
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities	(14,022,678)	(10,933,082)
Net realized gains (losses) from affiliated investment securities	—	(1,187)
Net realized gains (losses) from futures contracts	461,506	580,191
Net realized gains (losses) from in-kind redemptions	105,225,285	78,397,834
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	93,151,482	59,578,823
Net change in unrealized appreciation/depreciation on affiliated investments securities	—	(9,989)
Net change in unrealized appreciation/depreciation on futures contracts	72,638	(3,509)
Net realized/unrealized gains (losses) on investments	184,888,233	127,609,081
Change in net assets resulting from operations	$192,186,473	$130,074,379

See notes to financial statements.

62

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2021
	VictoryShares USAA MSCI International Value Momentum ETF	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Investment Income:
Dividends	$11,847,929	$9,568,134
Non-cash dividends	1,549,353	—
Interest	382	303
Securities lending (net of fees)	96,096	34,581
Foreign tax withholding	(1,191,266)	(1,094,355)
Total Income	12,302,494	8,508,663
Expenses:
Investment advisory fees	956,101	742,275
Administration fees	222,370	143,303
Sub-Administration fees	18,049	20,054
Custodian fees	139,749	281,185
Servicing fees	6,246	6,245
Trustees' fees	28,375	18,078
Compliance fees	3,168	1,980
Legal and audit fees	55,917	55,909
Line of credit fees	318	2,003
Broker Interest fees	633	484
Interest fees	11,515	271
Licensing fees	134,175	86,953
Other expenses	55,127	41,532
Total Expenses	1,631,743	1,400,272
Expenses waived/reimbursed by Adviser	(278,572)	(281,557)
Net Expenses	1,353,171	1,118,715
Net Investment Income (Loss)	10,949,323	7,389,948
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	10,210,238	12,355,110
Foreign taxes on realized gains	—	(92,287)
Net realized gains (losses) from futures contracts	597,931	447,491
Net realized gains (losses) from in-kind redemptions	25,704,149	6,906,824
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	62,121,513	61,368,356
Net change in unrealized appreciation/depreciation on futures contracts	(42,859)	(1,746)
Net change in accrued foreign taxes on unrealized gains	—	(295,532)
Net realized/unrealized gains (losses) on investments	98,590,972	80,688,216
Change in net assets resulting from operations	$109,540,295	$88,078,164

See notes to financial statements.

63

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI USA Value Momentum ETF
	Year Ended June 30, 2021	Ten Months Ended June 30, 2020	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$7,298,240	$7,103,288	$8,289,043
Net realized gains (losses) from investments	91,664,113	(20,581,789)	(19,470,642)
Net change in unrealized appreciation/ depreciation on investments	93,224,120	(20,402,540)	(6,880,961)
Change in net assets resulting from operations	192,186,473	(33,881,041)	(18,062,560)
Change in net assets resulting from distributions to shareholders	(7,140,505)	(9,133,011)	(7,198,442)
Change in net assets resulting from capital transactions	(206,179,954)	38,916,833	95,201,128
Change in net assets	(21,133,986)	(4,097,219)	69,940,126
Net Assets:
Beginning of period	464,347,350	468,444,569	398,504,443
End of period	$443,213,364	$464,347,350	$468,444,569
Capital Transactions:
Proceeds from shares issued	$189,957,267	$71,638,748	$156,763,683
Cost of shares redeemed	(396,137,221)	(32,721,915)	(61,562,555)
Change in net assets resulting from capital transactions	$(206,179,954)	$38,916,833	$95,201,128
Share Transactions:
Issued	3,200,000	1,600,000	3,150,000
Redeemed	(6,700,000)	(650,000)	(1,250,000)
Change in Shares	(3,500,000)	950,000	1,900,000

See notes to financial statements.

64

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
	Year Ended June 30, 2021	Ten Months Ended June 30, 2020	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$2,465,298	$2,564,386	$1,778,801
Net realized gains (losses) from investments	68,043,756	(13,107,994)	(6,722,301)
Net change in unrealized appreciation/ depreciation on investments	59,565,325	1,777,086	(4,539,409)
Change in net assets resulting from operations	130,074,379	(8,766,522)	(9,482,909)
Change in net assets resulting from distributions to shareholders	(3,526,739)	(2,906,435)	(1,357,525)
Change in net assets resulting from capital transactions	(66,163,688)	149,356,462	40,887,570
Change in net assets	60,383,952	137,683,505	30,047,136
Net Assets:
Beginning of period	239,247,329	101,563,824	71,516,688
End of period	$299,631,281	$239,247,329	$101,563,824
Capital Transactions:
Proceeds from shares issued	$143,357,344	$163,170,156	$53,138,254
Cost of shares redeemed	(209,521,032)	(13,813,694)	(12,250,684)
Change in net assets resulting from capital transactions	$(66,163,688)	$149,356,462	$40,887,570
Share Transactions:
Issued	2,200,000	3,500,000	1,050,000
Redeemed	(3,300,000)	(300,000)	(250,000)
Change in Shares	(1,100,000)	3,200,000	800,000

See notes to financial statements.

65

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI International Value Momentum ETF
	Year Ended June 30, 2021	Ten Months Ended June 30, 2020	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$10,949,323	$6,509,609	$8,861,028
Net realized gains (losses) from investments	36,512,318	(23,248,529)	(34,740,090)
Net change in unrealized appreciation/ depreciation on investments	62,078,654	(7,483,957)	912,398
Change in net assets resulting from operations	109,540,295	(24,222,877)	(24,966,664)
Change in net assets resulting from distributions to shareholders	(10,100,636)	(9,567,813)	(8,527,397)
Change in net assets resulting from capital transactions	(57,063,375)	25,101,890	49,350,829
Change in net assets	42,376,284	(8,688,800)	15,856,768
Net Assets:
Beginning of period	315,004,164	323,692,964	307,836,196
End of period	$357,380,448	$315,004,164	$323,692,964
Capital Transactions:
Proceeds from shares issued	$45,460,436	$27,200,006	$55,562,743
Cost of shares redeemed	(102,523,811)	(2,098,116)	(6,211,914)
Change in net assets resulting from capital transactions	$(57,063,375)	$25,101,890	$49,350,829
Share Transactions:
Issued	1,100,000	750,000	1,250,000
Redeemed	(2,100,000)	(50,000)	(150,000)
Change in Shares	(1,000,000)	700,000	1,100,000

See notes to financial statements.

66

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
	Year Ended June 30, 2021	Ten Months Ended June 30, 2020	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$7,389,948	$3,096,908	$5,060,584
Net realized gains (losses) from investments	19,617,138	(12,738,828)	(14,905,243)
Net change in unrealized appreciation/ depreciation on investments	61,071,078	542,073	(3,473,863)
Change in net assets resulting from operations	88,078,164	(9,099,847)	(13,318,522)
Change in net assets resulting from distributions to shareholders	(6,382,157)	(5,048,334)	(3,550,809)
Change in net assets resulting from capital transactions	19,002,805	9,988,737	30,946,414
Change in net assets	100,698,812	(4,159,444)	14,077,083
Net Assets:
Beginning of period	164,892,008	169,051,452	154,974,369
End of period	$265,590,820	$164,892,008	$169,051,452
Capital Transactions:
Proceeds from shares issued	$72,396,227	$13,413,426	$30,946,414
Cost of shares redeemed	(53,393,422)	(3,424,689)	—
Change in net assets resulting from capital transactions	$19,002,805	$9,988,737	$30,946,414
Share Transactions:
Issued	1,800,000	350,000	700,000
Redeemed	(1,050,000)	(100,000)	—
Change in Shares	750,000	250,000	700,000

See notes to financial statements.

67

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
VictoryShares USAA MSCI USA Value Momentum ETF
Year Ended June 30, 2021	$45.30	0.81	20.32		21.13	(0.77)	(0.77)
Ten Months Ended June 30, 2020(f)	$50.37	0.72	(4.85	)(h)	(4.13)	(0.94)	(0.94)
Year Ended August 31, 2019	$53.85	1.00	(3.59)		(2.59)	(0.89)	(0.89)
October 24, 2017(g) through August 31, 2018	$50.19	0.78	3.34		4.12	(0.46)	(0.46)
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Year Ended June 30, 2021	$45.57	0.52	26.84		27.36	(0.73)	(0.73)
Ten Months Ended June 30, 2020(f)	$49.54	0.60	(3.74)		(3.14)	(0.83)	(0.83)
Year Ended August 31, 2019	$57.21	1.00	(7.86)		(6.86)	(0.81)	(0.81)
October 24, 2017(g) through August 31, 2018	$50.13	0.57	6.81		7.38	(0.30)	(0.30)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See note 4 in the Notes to Financial Statements)

(f)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.

(g)  Commencement of operations.

(h)  The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

See notes to financial statements.

68

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA MSCI USA Value Momentum ETF
Year Ended June 30, 2021	$65.66	47.02%	0.20%		1.47%	0.27%	$443,213	76%
Ten Months Ended June 30, 2020(f)	$45.30	(8.31)%	0.20%		1.80%	0.28%	$464,347	66%
Year Ended August 31, 2019	$50.37	(4.79)%	0.20%		2.00%	0.25%	$468,445	87%
October 24, 2017(g) through August 31, 2018	$53.85	8.23%	0.20%		1.76%	0.25%	$398,504	84%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Year Ended June 30, 2021	$72.20	60.47%	0.24	%(e)	0.87%	0.28%	$299,631	78%
Ten Months Ended June 30, 2020(f)	$45.57	(6.44)%	0.25%		1.53%	0.31%	$239,247	70%
Year Ended August 31, 2019	$49.54	(11.99)%	0.25%		1.98%	0.30%	$101,564	88%
October 24, 2017(g) through August 31, 2018	$57.21	14.80%	0.25%		1.25%	0.30%	$71,517	81%

See notes to financial statements.

69

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
VictoryShares USAA MSCI International Value Momentum ETF
Year Ended June 30, 2021	$38.42	1.28	11.17	12.45	(1.23)	(1.23)
Ten Months Ended June 30, 2020(e)	$43.16	0.83	(4.35)	(3.52)	(1.22)	(1.22)
Year Ended August 31, 2019	$48.10	1.30	(4.99)	(3.69)	(1.25)	(1.25)
October 24, 2017(f) through August 31, 2018	$50.08	1.34	(2.64)	(1.30)	(0.68)	(0.68)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Year Ended June 30, 2021	$37.91	1.36	14.10	15.46	(1.29)	(1.29)
Ten Months Ended June 30, 2020(e)	$41.23	0.73	(2.85)	(2.12)	(1.20)	(1.20)
Year Ended August 31, 2019	$45.58	1.31	(4.73)	(3.42)	(0.93)	(0.93)
October 24, 2017(f) through August 31, 2018	$49.95	1.17	(5.10)	(3.93)	(0.44)	(0.44)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.

(f)  Commencement of operations.

See notes to financial statements.

70

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA MSCI International Value Momentum ETF
Year Ended June 30, 2021	$49.64	32.66%	0.35%	2.86%	0.42%	$357,380	90%
Ten Months Ended June 30, 2020(e)	$38.42	(8.39)%	0.35%	2.41%	0.41%	$315,004	62%
Year Ended August 31, 2019	$43.16	(7.70)%	0.35%	2.90%	0.40%	$323,693	87%
October 24, 2017(f) through August 31, 2018	$48.10	(2.64)%	0.35%	3.12%	0.40%	$307,836	65%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Year Ended June 30, 2021	$52.08	41.48%	0.45%	2.98%	0.56%	$265,591	95%
Ten Months Ended June 30, 2020(e)	$37.91	(5.47)%	0.45%	2.18%	0.57%	$164,892	51%
Year Ended August 31, 2019	$41.23	(7.62)%	0.45%	3.00%	0.50%	$169,051	67%
October 24, 2017(f) through August 31, 2018	$45.58	(7.95)%	0.45%	2.77%	0.50%	$154,974	58%

See notes to financial statements.

71

Victory Portfolios II	Notes to Financial Statements June 30, 2021

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 24 funds, 22 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The accompanying financial statements are those of the following four Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares USAA MSCI USA Value Momentum ETF	USAA MSCI USA Value Momentum Index ETF
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	USAA MSCI USA Small Cap Value Momentum ETF
VictoryShares USAA MSCI International Value Momentum ETF	USAA MSCI International Value Momentum ETF
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	USAA MSCI Emerging Markets Value Momentum ETF

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

72

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Capital.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA MSCI USA Value Momentum ETF	$500	2.00%
USAA MSCI USA Small Cap Value Momentum ETF	750	2.00%
USAA MSCI International Value Momentum ETF	3,000	2.00%
USAA MSCI Emerging Markets Value Momentum ETF	5,500	2.00%

*  As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs, American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

73

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
USAA MSCI USA Value Momentum ETF
Common Stocks	$439,980,793	$—	$—	$439,980,793
Collateral for Securities Loaned	7,095,869	—	—	7,095,869
Total	$447,076,662	$—	$—	$447,076,662
Other Financial Investments^:
Assets:
Futures Contracts	$46,188	$—	$—	$46,188
Total	$46,188	$—	$—	$46,188
USAA MSCI USA Small Cap Value Momentum ETF
Common Stocks	$297,934,942	$—	$—	$297,934,942
Rights	—	—	4,130	4,130
Collateral for Securities Loaned	14,929,060	—	—	14,929,060
Total	$312,864,002	$—	$4,130	$312,868,132
Other Financial Investments^:
Liabilities:
Futures Contracts	$(7,051)	$—	$—	$(7,051)
Total	$(7,051)	$—	$—	$(7,051)
USAA MSCI International Value Momentum ETF
Common Stocks	$353,857,648	$—	$—	$353,857,648
Collateral for Securities Loaned	9,662,962	—	—	9,662,962
Total	$363,520,610	$—	$—	$363,520,610
Other Financial Investments^:
Liabilities:
Futures Contracts	$(36,641)	$—	$—	$(36,641)
Total	$(36,641)	$—	$—	$(36,641)
USAA MSCI Emerging Markets Value Momentum ETF
Common Stocks	$260,254,111	$—	$1,682,338	$261,936,449
Collateral for Securities Loaned	4,936,704	—	—	4,936,704
Total	$265,190,815	$—	$1,682,338	$266,873,153

74

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
	Level 1	Level 2	Level 3	Total
Other Financial Investments^:
Assets:
Futures Contracts	$4,650	$—	$—	$4,650
Total	$4,650	$—	$—	$4,650

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the year ended June 30, 2021, there were no significant transfers in or out of Level 3 in the fair value hierarchy.

As of June 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

Certain Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2021, the Funds had no open forward foreign exchange currency contracts.

75

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with brokers for futures contracts. As of June 30, 2021, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2021, discloses both gross information and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
USAA MSCI USA Value Momentum ETF
Futures Contracts-Goldman Sachs & Co.	$4,290	$—	$4,290	$—	$4,290
USAA MSCI USA Small Cap Value Momentum ETF
Futures Contracts-Goldman Sachs & Co.	1,984	—	1,984	—	1,984

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged*	Net Amount
USAA MSCI International Value Momentum ETF
Futures Contracts-Goldman Sachs & Co.	$16,579	$—	$16,579	$(16,579)	$—
USAA MSCI Emerging Markets Value Momentum ETF
Futures Contracts-Goldman Sachs & Co.	11,648	—	11,648	(11,648)	—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed on the Statements of Assets and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
USAA MSCI USA Value Momentum ETF	$46,188	$—
USAA MSCI USA Small Cap Value Momentum ETF	—	7,051
USAA MSCI International Value Momentum ETF	—	36,641
USAA MSCI Emerging Markets Value Momentum ETF	4,650	—

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts
Equity Risk Exposure:
USAA MSCI USA Value Momentum ETF	$461,506	$72,638
USAA MSCI USA Small Cap Value Momentum ETF	580,191	(3,509)
USAA MSCI International Value Momentum ETF	597,931	(42,859)
USAA MSCI Emerging Markets Value Momentum ETF	447,491	(1,746)

The underlying face value of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers, and banks, in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets	Value of Cash	Value of Non-cash Collateral Received by Maturity
	(Value of Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
USAA MSCI USA Value Momentum ETF	$6,935,982	$6,935,982	$—	$—	$—	$—
USAA MSCI USA Small Cap Value Momentum ETF	14,393,174	14,393,174	—	—	—	—
USAA MSCI International Value Momentum ETF	9,071,419	9,071,419	—	—	—	—
USAA MSCI Emerging Markets Value Momentum ETF	4,706,253	4,706,253	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales of in-kind transactions for the year ended June 30, 2021, were as follows. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as Net realized gains (losses) from in-kind redemptions.

	Excluding U.S. Government Securities		Associated with In-Kind Transactions
	Purchases	Sales	Purchases	Sales
USAA MSCI USA Value Momentum ETF	$372,035,795	$371,406,041	$188,876,231	$395,391,487
USAA MSCI USA Small Cap Value Momentum ETF	219,000,604	218,893,765	142,592,740	208,330,101
USAA MSCI International Value Momentum ETF	329,376,019	330,283,080	43,717,346	101,569,233
USAA MSCI Emerging Markets Value Momentum ETF	255,867,751	223,208,947	13,591,679	28,194,126

For the year ended June 30, 2021, there were no purchases or sales of U.S. Government Securities.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
USAA MSCI USA Value Momentum ETF	0.15%
USAA MSCI USA Small Cap Value Momentum ETF	0.15%
USAA MSCI International Value Momentum ETF	0.25%
USAA MSCI Emerging Markets Value Momentum ETF	0.30%

Amounts incurred and paid to VCM for the year ended June 30, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"). Tiered rates at which VCM is paid by the Funds are shown in the table below:

Assets up to $15 billion		Assets $15 billion — $30 billion		Assets over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

Citibank serves as the Funds' Transfer Agent. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June 30, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) are as follows:

In Effect Until October 31, 2021
USAA MSCI USA Value Momentum ETF	0.20%
USAA MSCI USA Small Cap Value Momentum ETF	0.25%
USAA MSCI International Value Momentum ETF	0.35%
USAA MSCI Emerging Markets Value Momentum ETF	0.45%

Under the terms of the expense limitation agreement, amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

	Expires 2023	Expires 2024	Total
USAA MSCI USA Value Momentum ETF	$188,636	$169,706	$358,342
USAA MSCI USA Small Cap Value Momentum ETF	37,764	—	37,764
USAA MSCI International Value Momentum ETF	71,346	144,936	216,282
USAA MSCI Emerging Markets Value Momentum ETF	114,256	195,585	309,841

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. The Adviser voluntarily waived the following administration fees during the year ended June 30, 2021.

USAA MSCI USA Value Momentum ETF	$173,647
USAA MSCI USA Small Cap Value Momentum ETF	98,379
USAA MSCI International Value Momentum ETF	133,636
USAA MSCI Emerging Markets Value Momentum ETF	85,972

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' Shares. An investment in the Funds' Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Foreign Securities Risk — The USAA MSCI International Value Momentum ETF and USAA MSCI Emerging Markets Value Momentum ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedules of Portfolio Investments include information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual

82

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The average borrowing for the days outstanding and average interest rate for each Fund that utilized the Line of Credit during the year ended June 30, 2021, were as follows:

	Amount Outstanding at June 30, 2021	Average Borrowings	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
USAA MSCI USA Value Momentum ETF	$—	$4,600,000	2	1.14%	$4,600,000
USAA MSCI International Value Momentum ETF	—	65,000,000	4	1.14%	65,000,000
USAA MSCI Emerging Markets Value Momentum ETF	—	18,575,000	12	1.18%	36,000,000

*  For the year ended June 30, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
USAA MSCI USA Value Momentum ETF	Monthly	Monthly
USAA MSCI USA Small Cap Value Momentum ETF	Monthly	Monthly
USAA MSCI International Value Momentum ETF	Monthly	Monthly
USAA MSCI Emerging Markets Value Momentum ETF	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

As of June 30, 2021, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments (inclusive of in-kind redemptions as applicable) were as follows:

	Total Accumulated Earnings/(Loss)	Capital
USAA MSCI USA Value Momentum ETF	$(105,048,948)	$105,048,948
USAA MSCI USA Small Cap Value Momentum ETF	(78,023,892)	78,023,892
USAA MSCI International Value Momentum ETF	(25,326,983)	25,326,983
USAA MSCI Emerging Markets Value Momentum ETF	(6,799,900)	6,799,900

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021

The tax character of distributions paid during the tax years ended as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2021
	Distributions paid from	Total	Total
	Ordinary Income	Taxable Distributions	Distributions Paid
USAA MSCI USA Value Momentum ETF	$7,140,505	$7,140,505	$7,140,505
USAA MSCI USA Small Cap Value Momentum ETF	3,526,739	3,526,739	3,526,739
USAA MSCI International Value Momentum ETF	10,100,636	10,100,636	10,100,636
USAA MSCI Emerging Markets Value Momentum ETF	6,382,157	6,382,157	6,382,157
	Period Ended June 30, 2020
	Distributions paid from	Total	Total
	Ordinary Income	Taxable Distributions	Distributions Paid
USAA MSCI USA Value Momentum ETF	$9,133,011	$9,133,011	$9,133,011
USAA MSCI USA Small Cap Value Momentum ETF	2,906,435	2,906,435	2,906,435
USAA MSCI International Value Momentum ETF	9,567,813	9,567,813	9,567,813
USAA MSCI Emerging Markets Value Momentum ETF	5,048,334	5,048,334	5,048,334
	Year Ended August 31, 2019
	Distributions paid from	Total	Total
	Ordinary Income	Taxable Distributions	Distributions Paid
USAA MSCI USA Value Momentum ETF	$7,198,442	$7,198,442	$7,198,442
USAA MSCI USA Small Cap Value Momentum ETF	1,357,525	1,357,525	1,357,525
USAA MSCI International Value Momentum ETF	8,527,397	8,527,397	8,527,397
USAA MSCI Emerging Markets Value Momentum ETF	3,550,809	3,550,809	3,550,809

As of June 30, 2021, the components of accumulated earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
USAA MSCI USA Value Momentum ETF	$774,543	$774,543	$(73,451,968)	$82,323,160	$9,645,735
USAA MSCI USA Small Cap Value Momentum ETF	—	—	(37,284,975)	62,176,998	24,892,023
USAA MSCI International Value Momentum ETF	2,946,486	2,946,486	(59,389,121)	42,275,022	(14,167,613)
USAA MSCI Emerging Markets Value Momentum ETF	3,346,604	3,346,604	(20,380,118)	39,704,270	22,670,756

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

At June 30, 2021, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2021
	Short-Term	Long-Term	Total
USAA MSCI USA Value Momentum ETF	$46,215,266	$27,236,702	$73,451,968
USAA MSCI USA Small Cap Value Momentum ETF	29,253,603	8,031,372	37,284,975
USAA MSCI International Value Momentum ETF	40,393,661	18,995,460	59,389,121
USAA MSCI Emerging Markets Value Momentum ETF	13,909,530	6,470,588	20,380,118

During the tax year ended June 30, 2021, the Funds utilized capital loss carryforwards as shown in the table below:

	Short-Term	Long-Term
USAA MSCI International Value Momentum ETF	$7,329,713	$3,072,669
USAA MSCI Emerging Markets Value Momentum ETF	9,792,701	3,750,485

As of June 30, 2021, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Net Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
USAA MSCI USA Value Momentum ETF	$364,753,502	$86,424,002	$(4,100,842)	$82,323,160
USAA MSCI USA Small Cap Value Momentum ETF	250,691,134	66,993,941	(4,816,943)	62,176,998
USAA MSCI International Value Momentum ETF	321,255,186	53,553,739	(11,288,315)	42,265,424
USAA MSCI Emerging Markets Value Momentum ETF	226,839,684	55,405,509	(15,372,040)	40,033,469

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments.

Section 12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund's investment adviser. When a fund's investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund's investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers.

Transactions in affiliated securities during the year ended June 30, 2021 were as follows:

USAA MSCI USA Small Cap Value Momentum ETF	Fair Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021	Dividend Income
Victory Capital Holdings, Inc.*	$365,373	$230,720	$(834,301)	$248,197	$—	$(9,989)	$—	$4,258

*  Victory Capital Holdings, Inc. was sold prior to June 30, 2021.

85

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios ll

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of VictoryShares USAA MSCI USA Value Momentum ETF, VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, VictoryShares USAA MSCI International Value Momentum ETF, and VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (the "Funds"), each a series of Victory Portfolios ll, as of June 30, 2021, and the related statements of operations for the year the ended, and the statements of changes in net assets, the related notes, and financial highlights for the year ended June 30, 2021, for the ten months ended June 30, 2020 and for the year ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of their operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended June 30, 2021, for the ten months ended June 30, 2020 and for the year ended August 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the period ended August 31, 2018, were audited by other auditors whose report dated October 25, 2018, expressed an unqualified opinion on those highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2021

86

Victory Portfolios II	Supplemental Information June 30, 2021

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 24 portfolios in the Trust, eight portfolios in Victory Variable Insurance Funds, and 41 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. David C. Brown is a Trustee of USAA Mutual Funds and oversees 46 portfolios of the USAA Mutual Funds Trust. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, Born October 1951	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, Born April 1947	Trustee	May 2015	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012).
E. Lee Beard,* Born August 1951	Trustee	May 2015	Retired (since 2015)	None.
Dennis M. Bushe, Born January 1944	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

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Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, Born April 1953	Vice Chair and Trustee	May 2015	Partner, McCarvill Capital Partners (September 2016- September 2017).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer,* Born April 1957	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, Born May 1961	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, Born December 1944	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown,** Born May 1972	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	Trustee, USAA Mutual Funds Trust.

*  The Board has designated Ms. Beard and Mr. Meyer as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their date of birth, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser.
Erin G. Wagner, Born February 1974	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Colin Kinney, Born October 1973	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since April 2020); Partner, Shearman & Sterling LLP (January 2018-April 2020); Partner, Morrison & Foerster LLP (2011-January 2018).

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
USAA MSCI USA Value Mom Index ETF	$1,000.00	$1,201.20	$1,023.80	$1.09	$1.00	0.20%
USAA MSCI USA Small Cap Value Momentum ETF	1,000.00	1,213.90	1,023.60	1.32	1.20	0.24%
USAA MSCI International Value Momentum ETF	1,000.00	1,104.30	1,023.06	1.83	1.76	0.35%
USAA MSCI Emerging Markets Value Momentum ETF	1,000.00	1,149.60	1,022.56	2.40	2.26	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Additional Federal Income Tax Information

For the year ended June 30, 2021, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Percent
USAA MSCI USA Value Momentum ETF	99%
USAA MSCI USA Small Cap Value Momentum ETF	93%
USAA MSCI International Value Momentum ETF	76%
USAA MSCI Emerging Markets Value Momentum ETF	62%

Dividends qualified for corporate dividends received deductions of:

Percent
USAA MSCI USA Value Momentum ETF	92%
USAA MSCI USA Small Cap Value Momentum ETF	89%

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on June 30, 2021, were as follows

	Foreign Source Income	Foreign Tax Expense
USAA MSCI International Value Momentum ETF	1.63	0.13
USAA MSCI Emerging Markets Value Momentum ETF	1.81	0.22

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Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors' interest in the Funds. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

92

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VS-MSCI-ETF-AR (6/21)

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics in included as an Exhibit.

(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial experts are David L. Meyer and E. Lee Beard, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2021	2020
(a) Audit Fees (1)	$249,000	$242,000
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	81,250	71,500
(d) All Other Fees (4)	0	0

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit fees billed were for professional services provided by Cohen Fund Audit Services, Ltd for audit compliance, audit advice and audit planning.

(2) Represents the fee for assurance and related services by Cohen Fund Audit Services, Ltd reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.

(3) Represents the aggregate tax fee billed for professional services rendered by Cohen Fund Audit Services, Ltd for tax compliance, tax advice, international tax fee transactions and tax planning. Such tax services included the review of income and excise tax returns for the Registrant.

(4) For the fiscal years ended June 30, 2021 and June 30, 2020, there were no fees billed for professional services rendered by Cohen Fund Audit Services, Ltd to the Registrant, other than the services reported in (a) through (c) of this item.

Tax fees for 2021 and 2020 are for recurring tax fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(e)(1) The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c)(7)(i)(C).

(f) Not applicable.

(g)

2021	$0
2020	$0

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the Registrant’s investment adviser (and the adviser’s relevant affiliated), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer

Christopher K. Dyer, Principal Executive Officer

Date	September 1, 2021

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 1, 2021